UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO All Asset All Authority Portfolio

PIMCO All Asset Portfolio

PIMCO Balanced Allocation Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Emerging Markets Bond Portfolio

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Foreign Bond Portfolio (Unhedged)

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Global Multi-Asset Managed Allocation Portfolio

PIMCO High Yield Portfolio

PIMCO Income Portfolio

PIMCO Long-Term U.S. Government Portfolio

PIMCO Low Duration Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Total Return Portfolio

PIMCO Unconstrained Bond Portfolio

Schedule of Investments

PIMCO All Asset All Authority Portfolio

September 30, 2017 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 138.2%
MUTUAL FUNDS (a) 137.9%
PIMCO CommoditiesPLUS® Strategy Fund	121,320	$713
PIMCO CommodityRealReturn Strategy Fund®	18,490	122
PIMCO Emerging Local Bond Fund	116,760	892
PIMCO Emerging Markets Currency Fund	170,601	1,587
PIMCO Extended Duration Fund	39,305	308
PIMCO High Yield Fund	8,498	77
PIMCO High Yield Spectrum Fund	27,454	277
PIMCO Income Fund	78,480	976
PIMCO Investment Grade Corporate Bond Fund	23,803	253
PIMCO Long Duration Total Return Fund	12,558	140
PIMCO Long-Term U.S. Government Fund	70,189	433
PIMCO Low Duration Fund	53,199	527
PIMCO Mortgage Opportunities Fund	9,449	106
PIMCO RAE Fundamental Advantage PLUS Fund	19,571	197
PIMCO RAE Fundamental Emerging Markets Fund	61,012	715
PIMCO RAE Fundamental International Fund	9,273	102
PIMCO RAE Fundamental PLUS EMG Fund	71,370	769
PIMCO RAE Fundamental PLUS International Fund	71,927	724
PIMCO RAE Low Volatility PLUS EMG Fund	95,173	940
PIMCO RAE Low Volatility PLUS Fund	11,848	156
PIMCO RAE Low Volatility PLUS International Fund	37,760	419
PIMCO RAE Worldwide Long/Short PLUS Fund	34,552	347
PIMCO Real Return Asset Fund	6,895	57
PIMCO Real Return Fund	27,966	308
PIMCO RealEstateRealReturn Strategy Fund	88,630	736
PIMCO Senior Floating Rate Fund	63,395	630
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	58,319	485
PIMCO StocksPLUS® International Fund (Unhedged)	35,399	245
PIMCO StocksPLUS® Short Fund	350,417	3,129
PIMCO Total Return Fund	63,098	651
PIMCO TRENDS Managed Futures Strategy Fund	7,694	72

Total Mutual Funds (Cost $16,635)		17,093

SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Government Money Market Fund (a)	38,003	38

Total Short-Term Instruments (Cost $38)		38

Total Investments in Affiliates (Cost $16,673)		17,131

Total Investments 138.2% (Cost $16,673)		$17,131
Other Assets and Liabilities, net (38.2)%		(4,738)

Net Assets 100.0%		$12,393

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Mutual Funds	$17,093	$0	$0	$17,093
Short-Term Instruments
Central Funds Used for Cash Management Purposes	38	0	0	38

Total Investments	$17,131	$0	$0	$17,131

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Portfolio

September 30, 2017 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		$350

Total Short-Term Instruments (Cost $350)		350

Total Investments in Securities (Cost $350)		350

	SHARES
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.7%
PIMCO CommoditiesPLUS® Strategy Fund	7,443,646	43,769
PIMCO CommodityRealReturn Strategy Fund®	1,374,232	9,029
PIMCO Emerging Local Bond Fund	7,534,319	57,562
PIMCO Emerging Markets Currency Fund	12,897,578	119,947
PIMCO Extended Duration Fund	3,421,387	26,824
PIMCO High Yield Fund	560,483	5,078
PIMCO High Yield Spectrum Fund	1,374,195	13,879
PIMCO Income Fund	4,617,744	57,445
PIMCO Investment Grade Corporate Bond Fund	2,192,919	23,311
PIMCO Long Duration Total Return Fund	1,015,630	11,294
PIMCO Long-Term U.S. Government Fund	6,083,385	37,535
PIMCO Low Duration Fund	3,098,083	30,671
PIMCO Mortgage Opportunities Fund	547,319	6,114
PIMCO RAE Fundamental Advantage PLUS Fund	1,661,738	16,700
PIMCO RAE Fundamental Emerging Markets Fund	3,832,128	44,874
PIMCO RAE Fundamental PLUS EMG Fund	3,728,704	40,195
PIMCO RAE Fundamental PLUS International Fund	3,069,642	30,911
PIMCO RAE Low Volatility PLUS EMG Fund	6,594,753	65,156
PIMCO RAE Low Volatility PLUS Fund	173,179	2,276
PIMCO RAE Low Volatility PLUS International Fund	1,378,640	15,289
PIMCO RAE Worldwide Long/Short PLUS Fund	2,600,000	26,130
PIMCO Real Return Asset Fund	447,795	3,721
PIMCO Real Return Fund	2,741,886	30,188
PIMCO RealEstateRealReturn Strategy Fund	4,220,744	35,032
PIMCO Senior Floating Rate Fund	3,564,850	35,435
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,161,452	26,303
PIMCO StocksPLUS® International Fund (Unhedged)	952,667	6,602
PIMCO Total Return Fund	4,841,990	49,969
PIMCO TRENDS Managed Futures Strategy Fund	244,988	2,293

Total Mutual Funds (Cost $821,665)		873,532

SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Government Money Market Fund (a)	3,000,096	3,000
PIMCO Short-Term Floating NAV Portfolio III	7,270	72

Total Short-Term Instruments (Cost $3,072)		3,072

Total Investments in Affiliates (Cost $824,737)		876,604

Total Investments 100.1% (Cost $825,087)		$876,954
Other Assets and Liabilities, net (0.1)%		(677)

Net Assets 100.0%		$876,277

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$350	U.S. Treasury Notes 2.500% due 05/15/2024	$(362)	$350	$350

Total Repurchase Agreements						$(362)	$350	$350

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$350	$0	$350
	$0	$350	$0	$350

Investments in Affiliates, at Value
Mutual Funds	873,532	0	0	873,532
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,072	0	0	3,072

	$876,604	$0	$0	$876,604

Total Investments	$876,604	$350	$0	$876,954

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Balanced Allocation Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 80.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Castlelake Aircraft Securitization Trust
3.967% due 07/12/2024 +		$247	$246
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022		59	60

Total Loan Participations and Assignments (Cost $302)			306

CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 3.0%
Barclays PLC
3.200% due 08/10/2021		200	203
BPCE S.A.
4.625% due 07/11/2024		100	105
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		300	306
HSBC Holdings PLC
3.600% due 05/25/2023		200	208
ING Bank NV
2.625% due 12/05/2022		100	101
ING Groep NV
3.150% due 03/29/2022		200	204
JPMorgan Chase & Co.
2.750% due 06/23/2020		300	306
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	150	189
Morgan Stanley
3.750% due 02/25/2023		$200	209
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	300	48
2.000% due 10/01/2017		400	63
Nykredit Realkredit A/S
1.000% due 10/01/2017		1,500	238
2.000% due 10/01/2017		600	95
Royal Bank of Scotland Group PLC
3.875% due 09/12/2023		$200	205
Santander UK PLC
5.000% due 11/07/2023		200	217
Wells Fargo & Co.
3.069% due 01/24/2023		300	305
3.450% due 02/13/2023		100	102

			3,104

INDUSTRIALS 0.6%
Cigna Corp.
4.500% due 03/15/2021		30	32
Dell International LLC
4.420% due 06/15/2021		100	105
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022		100	104
Petroleos Mexicanos
6.375% due 02/04/2021		100	110
Pioneer Natural Resources Co.
6.875% due 05/01/2018		60	62
Shire Acquisitions Investments Ireland DAC
2.875% due 09/23/2023		200	199

			612

UTILITIES 0.5%
AT&T, Inc.
3.400% due 08/14/2024		200	201
Petrobras Global Finance BV
5.999% due 01/27/2028		116	116
Verizon Communications, Inc.
3.376% due 02/15/2025		199	200

			517

Total Corporate Bonds & Notes (Cost $4,150)			4,233

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.2%
San Diego Tobacco Settlement Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032		200	229

PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
1.444% (US0003M + 0.130%) due 10/25/2036 ~		211	204

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		195	191

Total Municipal Bonds & Notes (Cost $620)			624

U.S. GOVERNMENT AGENCIES 15.7%
Fannie Mae
1.632% (LIBOR01M + 0.400%) due 11/25/2046 ~		619	620
1.682% (LIBOR01M + 0.450%) due 07/25/2046 ~		209	208
1.702% (LIBOR01M + 0.470%) due 09/25/2046 ~		270	271
3.422% (US0012M + 1.732%) due 05/01/2038 ~		344	364
3.500% due 11/01/2045 - 09/01/2046		852	879
Fannie Mae, TBA
3.000% due 11/01/2032 - 11/01/2047		4,000	4,072
3.500% due 12/01/2047		5,000	5,135
4.000% due 11/01/2047		2,400	2,522
Freddie Mac, TBA
3.500% due 11/01/2047		1,200	1,235
Ginnie Mae, TBA
4.000% due 10/01/2047		600	632

Total U.S. Government Agencies (Cost $15,971)			15,938

U.S. TREASURY OBLIGATIONS 20.5%
U.S. Treasury Bonds
2.250% due 08/15/2046		280	246
2.500% due 02/15/2046		3,280	3,050
3.000% due 05/15/2047		100	103
U.S. Treasury Notes
1.125% due 08/31/2021		10,100	9,842
1.500% due 08/15/2026		1,400	1,310
1.875% due 07/31/2022		1,600	1,596
1.875% due 08/31/2024		800	786
2.000% due 05/31/2024 (f)		300	297
2.000% due 09/30/2024		800	798
2.125% due 07/31/2024		700	699
2.250% due 01/31/2024		500	504
2.250% due 02/15/2027		500	497
2.375% due 05/15/2027		1,100	1,104

Total U.S. Treasury Obligations (Cost $21,339)			20,832

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Deutsche ALT-B Securities, Inc.
6.000% due 10/25/2036		83	79
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	45	46
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~		11	13
RAIT Trust
2.181% (LIBOR01M + 0.950%) due 06/15/2037 ~		$250	250
Stonemont Portfolio Trust
2.085% due 08/20/2030 ~		200	200

Total Non-Agency Mortgage-Backed Securities (Cost $566)			588

ASSET-BACKED SECURITIES 6.0%
Apidos CLO
2.286% (US0003M + 0.980%) due 01/19/2025 ~		250	250
Bayview Opportunity Master Fund Trust
3.105% due 08/28/2032		99	99
3.475% due 04/28/2032 ~		62	62

Bowman Park CLO Ltd.
2.494% (US0003M + 1.180%) due 11/23/2025 ~	300	302
Carlyle Global Market Strategies CLO Ltd.
2.565% (US0003M + 1.250%) due 05/15/2025 ~	250	252
Catamaran CLO Ltd.
2.515% (US0003M + 1.190%) due 12/20/2023 ~	153	154
Citigroup Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 08/25/2036 ~	447	442
Countrywide Asset-Backed Certificates
1.467% (US0001M + 0.230%) due 05/25/2037 ~	651	482
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(a)	250	250
2.504% (US0003M + 1.200%) due 01/15/2025 ~	214	215
Fremont Home Loan Trust
1.387% (US0001M + 0.150%) due 10/25/2036 ~	485	256
Hyundai Auto Lease Securitization Trust
1.690% due 12/16/2019	200	200
Jamestown CLO Ltd.
2.444% (US0003M + 1.140%) due 01/15/2026 ~	250	251
JPMorgan Mortgage Acquisition Corp.
1.627% (US0001M + 0.390%) due 05/25/2035 ~	600	561
Lehman XS Trust
2.037% (US0001M + 0.800%) due 10/25/2035 ~	49	48
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 10/25/2036 ~	249	231
Navient Student Loan Trust
2.284% (US0001M + 1.050%) due 12/27/2066 ~	194	197
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~	250	250
OCP CLO Ltd.
2.715% (US0003M + 1.400%) due 11/22/2025 ~	250	252
OHA Loan Funding Ltd.
2.663% (US0003M + 1.350%) due 01/23/2027 ~	250	252
OneMain Financial Issuance Trust
2.370% due 09/14/2032	100	100
Pinnacle Park CLO Ltd.
2.564% (US0003M + 1.260%) due 04/15/2026 ~	250	252
SLM Student Loan Trust
1.870% (US0003M + 0.550%) due 12/15/2025 ~	250	251
Tralee CLO Ltd.
2.757% (US0003M + 1.450%) due 07/20/2026 ~	250	253
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~	250	250

Total Asset-Backed Securities (Cost $5,809)		6,112

SHORT-TERM INSTRUMENTS 32.9%
CERTIFICATES OF DEPOSIT 0.2%
Barclays Bank PLC
1.940% due 09/04/2018	$200	200

REPURCHASE AGREEMENTS (c) 32.7%		33,300

Total Short-Term Instruments (Cost $33,500)		33,500

Total Investments in Securities (Cost $82,257)		82,133

	SHARES
INVESTMENTS IN AFFILIATES 28.9%
MUTUAL FUNDS (b) 3.9%
PIMCO Income Fund	323,071	4,019

Total Mutual Funds (Cost $3,916)		4,019

SHORT-TERM INSTRUMENTS 25.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.0%
PIMCO Short-Term Floating NAV Portfolio III	2,576,309	25,467

Total Short-Term Instruments (Cost $25,467)		25,467

Total Investments in Affiliates (Cost $29,383)		29,486

Total Investments 109.6% (Cost $111,640)		$111,619
Financial Derivative Instruments (d)(e) 0.3% (Cost or Premiums, net $(99))		275
Other Assets and Liabilities, net (9.9)%		(10,060)

Net Assets 100.0%		$101,834

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	1.240%	09/29/2017	10/02/2017	$25,000	U.S. Treasury Bonds 3.000% due 11/15/2044	$(25,534)	$25,000	$25,002
GSC	1.220	09/29/2017	10/02/2017	8,300	Freddie Mac 3.500% due 08/01/2042	(8,556)	8,300	8,301

Total Repurchase Agreements						$(34,090)	$33,300	$33,303

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(46) at a weighted average interest rate of (0.544)%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(d)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	284	$35,729	$644	$122	$0
Mini MSCI EAFE Index December Futures	12/2017	258	25,521	206	160	0
U.S. Treasury 2-Year Note December Futures	12/2017	7	1,510	(4)	0	(1)

Total Futures Contracts				$846	$282	$(1)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$800	$60	$3	$63	$2	$0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	4,500	(23)	120	97	1	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	100	2	0	2	0	0

					$39	$123	$162	$3	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (4)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD	200	$(2)	$1	$(1)	$0	$0
Receive (4)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		$200	(1)	0	(1)	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		700	(15)	13	(2)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		2,100	(44)	77	33	4	0

							$(62)	$91	$29	$6	$0

Total Swap Agreements							$(23)	$214	$191	$9	$0

Cash of $2,665 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(e)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	12/2017	SGD	51		$37	$0	$0
CBK	10/2017	EUR	192		229	2	0
GLM	10/2017	RUB	1,266		22	0	0
	11/2017		$99	JPY	10,800	0	(3)
	12/2017	MXN	832		$46	1	0
HUS	10/2017	DKK	2,838		435	0	(16)
SCX	11/2017	AUD	420		329	0	0

Total Forward Foreign Currency Contracts						$3	$(19)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.600%	03/29/2019	$1,000	$94	$71

Total Purchased Options							$94	$71

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300%	03/29/2019	$4,700	$(94)	$(69)

Total Written Options							$(94)	$(69)

Swap Agreements:

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2021	0.755%	$100	$(2)	$3	$1	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811	500	(15)	18	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2021	0.755	100	(3)	4	1	0
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	12/20/2017	0.105	100	(2)	2	0	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	100	(8)	7	0	(1)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	200	(14)	11	0	(3)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	200	(14)	11	0	(3)
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2021	0.755	200	(5)	7	2	0
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	100	(7)	6	0	(1)
	Russia Government International Bond	1.000	Quarterly	06/20/2021	0.987	100	(6)	6	0	0

							$(76)	$75	$7	$(8)

Total Swap Agreements							$(76)	$75	$7	$(8)

(f)	Securities with an aggregate market value of $111 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$60	$246	$306
Corporate Bonds & Notes
Banking & Finance	0	3,104	0	3,104
Industrials	0	612	0	612
Utilities	0	517	0	517
Municipal Bonds & Notes
California	0	229	0	229
Pennsylvania	0	204	0	204
West Virginia	0	191	0	191
U.S. Government Agencies	0	15,938	0	15,938
U.S. Treasury Obligations	0	20,832	0	20,832
Non-Agency Mortgage-Backed Securities	0	588	0	588
Asset-Backed Securities	0	5,862	250	6,112
Short-Term Instruments
Certificates of Deposit	0	200	0	200
Repurchase Agreements	0	33,300	0	33,300
	$0	$81,637	$496	$82,133

Investments in Affiliates, at Value
Mutual Funds	4,019	0	0	4,019
Short-Term Instruments
Central Funds Used for Cash Management Purposes	25,467	0	0	25,467
	$29,486	$0	$0	$29,486

Total Investments	$29,486	$81,637	$496	$111,619

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	282	9	0	291
Over the counter	0	81	0	81
	$282	$90	$0	$372

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	0	0	(1)
Over the counter	0	(96)	0	(96)
	$(1)	$(96)	$0	$(97)
Total Financial Derivative Instruments	$281	$(6)	$0	$275

Totals	$29,767	$81,631	$496	$111,894

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn® Strategy Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 153.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		$200	$196

Total Loan Participations and Assignments (Cost $193)			196

CORPORATE BONDS & NOTES 5.8%
BANKING & FINANCE 4.4%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		100	102
4.625% due 10/30/2020		100	107
Ally Financial, Inc.
3.250% due 02/13/2018		1,350	1,361
6.250% due 12/01/2017		300	302
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		400	401
Bank of America N.A.
1.750% due 06/05/2018		2,000	2,002
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		1,100	1,143
Deutsche Bank AG
4.250% due 10/14/2021		1,600	1,678
Dexia Credit Local S.A.
2.375% due 09/20/2022		700	698
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		1,400	1,427
ING Bank NV
2.625% due 12/05/2022		500	507
John Deere Capital Corp.
1.613% (US0003M + 0.290%) due 06/22/2020 ~		1,200	1,202
Macquarie Bank Ltd.
1.685% (US0003M + 0.350%) due 04/04/2019 ~(a)		700	700
Mitsubishi UFJ Financial Group, Inc.
3.196% (US0003M + 1.880%) due 03/01/2021 ~		600	625
Navient Corp.
5.500% due 01/15/2019		400	414
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	200	245
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		$100	100
Toronto-Dominion Bank
2.250% due 03/15/2021		800	801
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		900	902
1.897% (US0003M + 0.580%) due 06/08/2020 ~		1,000	1,004
Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~		800	806

			16,527

INDUSTRIALS 0.7%
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		600	601
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		1,000	1,009
Hyundai Capital America
2.000% due 07/01/2019		200	198
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~		900	908
VMware, Inc.
2.950% due 08/21/2022		100	100

			2,816

UTILITIES 0.7%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~		1,100	1,115
5.150% due 02/14/2050		300	304
5.300% due 08/14/2058		100	101
Petrobras Global Finance BV
5.999% due 01/27/2028		233	233
6.125% due 01/17/2022		700	754
6.625% due 01/16/2034	GBP	100	138
8.375% due 12/10/2018		$100	107

			2,752

Total Corporate Bonds & Notes (Cost $21,814)			22,095

MUNICIPAL BONDS & NOTES 0.1%
SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.456% (US0003M + 0.140%) due 12/01/2023 ~	244	243

Total Municipal Bonds & Notes (Cost $243)		243

U.S. GOVERNMENT AGENCIES 4.7%
Fannie Mae
1.587% (LIBOR01M + 0.350%) due 05/25/2042 ~	5	5
1.917% (LIBOR01M + 0.680%) due 02/25/2041 ~	411	418
2.029% (12MTA + 1.200%) due 10/01/2044 ~	6	6
2.913% (US0006M + 1.538%) due 01/01/2036 ~	52	54
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	25	27
3.288% due 05/25/2035 ~	36	38
3.384% (US0012M + 1.634%) due 07/01/2035 ~	19	20
3.405% (US0012M + 1.780%) due 11/01/2035 ~	16	17
Fannie Mae, TBA
3.000% due 11/01/2047	800	801
3.500% due 11/01/2032 - 12/01/2047	12,100	12,449
Freddie Mac
1.464% (LIBOR01M + 0.230%) due 02/15/2019 ~	7	7
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	1	1
1.684% (LIBOR01M + 0.450%) due 08/15/2033 - 09/15/2042 ~	1,641	1,644
2.030% (12MTA + 1.200%) due 02/25/2045 ~	66	67
2.859% (H15T1Y + 2.252%) due 01/01/2034 ~	6	6
3.130% (US0012M + 1.487%) due 09/01/2036 †~	146	152
3.149% (US0006M + 1.774%) due 07/01/2036 †~	144	151
3.320% (US0012M + 1.686%) due 10/01/2036 †~	69	72
Ginnie Mae
2.550% (US0012M + 0.750%) due 04/20/2067 ~	499	515
NCUA Guaranteed Notes
1.681% (LIBOR01M + 0.450%) due 10/07/2020 ~	372	373
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	874	879
Small Business Administration
5.510% due 11/01/2027	224	240

Total U.S. Government Agencies (Cost $17,925)		17,942

U.S. TREASURY OBLIGATIONS 106.4%
U.S. Treasury Bonds
3.000% due 05/15/2045 †(k)	80	83
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2018 †	28,041	28,061
0.125% due 04/15/2019 (g)	50,510	50,707
0.125% due 04/15/2020 (g)	61,975	62,279
0.125% due 04/15/2021 (g)	33,133	33,232
0.125% due 01/15/2022 (k)	844	846
0.125% due 07/15/2022 (g)	19,033	19,127
0.125% due 01/15/2023 (k)	2,651	2,645
0.125% due 07/15/2024	8,587	8,502
0.125% due 07/15/2026 (k)	1,818	1,768
0.250% due 01/15/2025	7,234	7,162
0.375% due 07/15/2023 (g)	19,743	20,003
0.375% due 07/15/2025 (k)	3,210	3,211
0.375% due 07/15/2025 †	2,374	2,374
0.375% due 07/15/2027 (k)	350	347
0.625% due 07/15/2021 (g)	9,579	9,844
0.625% due 01/15/2024 (g)	6,064	6,192
0.625% due 02/15/2043 (k)	149	139
0.750% due 02/15/2045	2,183	2,083
1.000% due 02/15/2046 (k)	413	419
1.250% due 07/15/2020 (g)	17,779	18,526
1.375% due 07/15/2018 (g)	6,153	6,255
1.375% due 01/15/2020	5,269	5,458
1.375% due 02/15/2044 †(k)	105	116
1.625% due 01/15/2018 (k)	467	471
1.625% due 01/15/2018 †	2,220	2,235
1.750% due 01/15/2028 (k)	23	26
1.875% due 07/15/2019 (i)	4,528	4,718
2.000% due 01/15/2026	3,219	3,620
2.125% due 01/15/2019	2,394	2,470
2.125% due 02/15/2040 (k)	419	527

2.125% due 02/15/2041 (k)		984	1,245
2.375% due 01/15/2025 (g)		17,402	19,879
2.375% due 01/15/2027 (k)		121	142
2.500% due 01/15/2029		4,093	4,942
2.500% due 01/15/2029 †(k)		1,870	2,257
3.625% due 04/15/2028 (k)		61	79
3.875% due 04/15/2029 †(k)		745	1,013
U.S. Treasury Notes
1.875% due 02/28/2022 (g)		23,900	23,902
1.875% due 08/31/2024 (g)		3,200	3,142
2.000% due 02/15/2025 (g)		3,110	3,067
2.000% due 11/15/2026 (g)(k)		16,900	16,465
2.250% due 08/15/2027 (g)		1,800	1,787
2.750% due 02/15/2024 (g)		20,100	20,872

Total U.S. Treasury Obligations (Cost $403,580)			402,238

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~		261	234
Banc of America Mortgage Trust
3.435% due 11/25/2035 ^~		28	26
3.489% due 11/25/2034 ~		47	47
3.775% due 06/25/2035 ~		90	86
BCAP LLC Trust
5.250% due 08/26/2037 ~		466	480
Bear Stearns Adjustable Rate Mortgage Trust
3.450% due 03/25/2035 ~		70	68
3.477% due 01/25/2035 ~		236	235
3.686% due 07/25/2036 ^~		85	82
Citigroup Mortgage Loan Trust
3.737% due 09/25/2037 ^~		393	371
Countrywide Alternative Loan Trust
1.431% (US0001M + 0.195%) due 12/20/2046 ^~		1,326	1,139
6.000% due 02/25/2037 ^		198	139
Countrywide Home Loan Mortgage Pass-Through Trust
3.489% due 08/25/2034 ^~		23	22
3.695% due 11/19/2033 ~		3	3
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	431	563
First Horizon Alternative Mortgage Securities Trust
3.192% due 06/25/2034 ~		$11	11
6.000% due 02/25/2037		71	58
GreenPoint Mortgage Funding Trust
1.507% (US0001M + 0.270%) due 11/25/2045 ~		10	9
GS Mortgage Securities Trust
3.849% due 12/10/2043		337	346
GSR Mortgage Loan Trust
3.571% due 01/25/2035 ~		38	38
HarborView Mortgage Loan Trust
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~		50	41
HomeBanc Mortgage Trust
1.567% (US0001M + 0.330%) due 10/25/2035 ~		94	93
IndyMac Mortgage Loan Trust
3.718% due 11/25/2035 ^~		70	67
JPMorgan Mortgage Trust
3.642% due 02/25/2035 ~		85	85
3.676% due 07/25/2035 ~		42	43
3.715% due 08/25/2035 ~		61	61
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	28	33
MASTR Adjustable Rate Mortgages Trust
3.441% due 11/21/2034 ~		$30	31
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.974% (US0001M + 0.740%) due 09/15/2030 ~		130	129
Residential Accredit Loans, Inc. Trust
2.249% (12MTA + 1.360%) due 09/25/2045 ~		135	130
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ~		105	87
Sequoia Mortgage Trust
1.436% (US0001M + 0.200%) due 07/20/2036 ~		270	259
Structured Adjustable Rate Mortgage Loan Trust
2.344% (12MTA + 1.400%) due 01/25/2035 ~		14	14
3.452% due 02/25/2034 ~		16	16
3.582% due 12/25/2034 ~		68	67
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 04/25/2036 ~		19	18
1.897% (US0001M + 0.660%) due 10/19/2034 ~		19	18
Vornado DP LLC Trust
4.004% due 09/13/2028		1,500	1,577
WaMu Mortgage Pass-Through Certificates Trust
1.659% (12MTA + 0.770%) due 05/25/2047 ~		233	225
3.165% due 12/25/2035 ~		153	142

3.471% due 08/25/2035 ~		21	20
Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035		21	18
Wells Fargo Mortgage-Backed Securities Trust
3.124% due 06/25/2033 ~		54	54
3.190% due 03/25/2036 ^~		132	128

Total Non-Agency Mortgage-Backed Securities (Cost $6,708)			7,313

ASSET-BACKED SECURITIES 4.8%
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~		125	113
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~		455	386
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~		208	209
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		846	852
Citigroup Mortgage Loan Trust
1.467% (US0001M + 0.230%) due 12/25/2036 ~		57	39
Citigroup Mortgage Loan Trust, Inc.
1.567% (US0001M + 0.330%) due 10/25/2036 ~		400	347
Countrywide Asset-Backed Certificates
1.487% (US0001M + 0.250%) due 03/25/2037 ~		200	182
4.001% due 04/25/2036 ~		32	33
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		477	484
Credit-Based Asset Servicing and Securitization LLC
1.354% (LIBOR01M + 0.120%) due 07/25/2037 ~		16	10
Eaton Vance CDO PLC
1.615% (US0003M + 0.300%) due 02/22/2027 ~		48	48
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~		800	804
Fortress Credit BSL Ltd.
2.456% (US0003M + 1.150%) due 10/19/2025 ~		500	500
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~		163	148
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~		62	34
2.212% (US0001M + 0.975%) due 03/25/2035 ^~		149	122
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		1,900	1,911
IndyMac Mortgage Loan Trust
1.307% (US0001M + 0.070%) due 07/25/2036 ~		303	148
Jamestown CLO Ltd.
2.524% (US0003M + 1.220%) due 01/17/2027 ~		1,000	1,003
Lehman XS Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~		200	197
4.895% due 06/25/2036		150	148
Morgan Stanley Mortgage Loan Trust
5.910% due 11/25/2036		886	427
6.000% due 07/25/2047 ^~		103	83
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~		633	642
OneMain Financial Issuance Trust
2.470% due 09/18/2024		388	389
Renaissance Home Equity Loan Trust
2.337% (US0001M + 1.100%) due 09/25/2037 ~		1,131	672
Residential Asset Securities Corp. Trust
1.567% (US0001M + 0.330%) due 04/25/2036 ~		200	195
Securitized Asset-Backed Receivables LLC Trust
1.487% (US0001M + 0.250%) due 05/25/2036 ~		660	407
SLM Private Education Loan Trust
1.850% due 06/17/2030		390	390
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	21	24
0.000% (EUR003M + 0.180%) due 01/25/2024 ~		369	436
0.000% (EUR003M + 0.270%) due 06/17/2024 ~		125	147
1.354% (US0003M + 0.040%) due 04/25/2019 ~		$894	892
2.814% (US0003M + 1.500%) due 04/25/2023 ~		1,985	2,034
Structured Asset Securities Corp. Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 04/25/2035 ~		249	245
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~		490	491
U.S. Residential Opportunity Fund Trust
3.598% due 10/27/2036		288	287
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		1,000	1,000
VOLT LLC
3.125% due 09/25/2047		500	501
3.500% due 03/25/2047		90	91
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~		1,184	1,189

Total Asset-Backed Securities (Cost $18,013)			18,260

SOVEREIGN ISSUES 10.0%
Argentina Government International Bond
6.875% due 01/26/2027		1,100	1,190
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	7,000	428
Australia Government International Bond
3.000% due 09/20/2025 (e)	AUD	838	761
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	100	124
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (c)	BRL	17,600	5,461
0.000% due 04/01/2018 (c)		1,100	336
0.000% due 07/01/2018 (c)		40,100	12,040
Canada Government International Bond
4.250% due 12/01/2026 (e)	CAD	891	957
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$300	298
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (e)	EUR	408	489
1.650% due 04/23/2020 (e)		200	250
Japan Bank for International Cooperation
2.375% due 07/21/2022		$200	201
Japan Government International Bond
0.100% due 03/10/2027 (e)	JPY	341,125	3,170
Mexico Government International Bond
7.750% due 05/29/2031	MXN	8,072	470
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	2,766	2,030
United Kingdom Gilt
0.125% due 03/22/2026 (e)	GBP	4,592	7,209
0.125% due 03/22/2046 (e)		504	1,058
0.125% due 11/22/2056 (e)		103	254
0.125% due 11/22/2065 (e)		302	876

Total Sovereign Issues (Cost $36,783)			37,602

SHORT-TERM INSTRUMENTS 19.2%
CERTIFICATES OF DEPOSIT 1.9%
Barclays Bank PLC
1.781% due 03/16/2018		$1,000	1,001
1.827% due 05/17/2018		1,000	1,000
1.940% due 09/04/2018		1,400	1,401
Norinchukin Bank
2.019% due 10/12/2017		3,000	3,001
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		800	800

			7,203

REPURCHASE AGREEMENTS (f) 16.1%			60,937

ARGENTINA TREASURY BILLS 0.2%
3.076% due 10/13/2017 - 09/28/2018 (b)(c)		600	595

JAPAN TREASURY BILLS 0.9%
(0.118)% due 11/06/2017 (c)(d)	JPY	360,000	3,200

MEXICO TREASURY BILLS 0.1%
6.952% due 11/30/2017 - 01/04/2018 (b)(c)	MXN	6,403	347

Total Short-Term Instruments (Cost $72,329)			72,282

Total Investments in Securities (Cost $577,588)			578,171

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		52,023	514

Total Short-Term Instruments (Cost $514)	514

Total Investments in Affiliates (Cost $514)	514

Total Investments 153.1% (Cost $578,102)	$578,685
Financial Derivative Instruments (h)(j) (1.7)% (Cost or Premiums, net $763)	(6,250)
Other Assets and Liabilities, net (51.4)%	(194,413)

Net Assets 100.0%	$378,022

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio I, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
DEU	1.210	% †	09/29/2017	10/02/2017	$16,000	U.S. Treasury Bonds 2.875% due 11/15/2046	$(16,354)	$16,000	$16,002
JPS	1.230	†	09/29/2017	10/02/2017	18,500	Ginnie Mae 3.500% due 05/20/2045	(19,083)	18,500	18,502
	1.240	†	09/29/2017	10/02/2017	25,000	U.S. Treasury Notes 1.625% due 05/15/2026	(25,471)	25,000	25,002
SSB	0.200	†	09/29/2017	10/02/2017	1,437	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	(1,470)	1,437	1,437

Total Repurchase Agreements							$(62,378)	$60,937	$60,943

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
BCY	1.200%	09/29/2017	10/02/2017	$(3,153)	$(3,153)
BPG	1.150	09/28/2017	10/05/2017	(699)	(699)
	1.200	10/02/2017	10/04/2017	(23,546)	(23,544)
	1.280	09/06/2017	11/06/2017	(864)	(863)
	1.290	09/08/2017	10/20/2017	(2,465)	(2,463)
	1.290	09/11/2017	10/12/2017	(2,335)	(2,334)
	1.300	10/02/2017	10/03/2017	(117,233)	(117,229)
GSC	1.270	08/24/2017	10/05/2017	(1,192)	(1,192)
TDM	1.190	08/03/2017	10/03/2017	(622)	(622)
	1.190	08/08/2017	10/10/2017	(12,831)	(12,827)
	1.230	08/10/2017	10/10/2017	(1,041)	(1,041)
	1.230	08/18/2017	10/13/2017	(4,882)	(4,880)
	1.250	07/10/2017	10/11/2017	(516)	(516)
	1.250	07/21/2017	10/13/2017	(4,253)	(4,251)
	1.260	09/21/2017	10/20/2017	(3,093)	(3,091)
	1.270	07/13/2017	10/13/2017	(92,810)	(92,774)
	1.280	09/22/2017	10/06/2017	(10,782)	(10,780)
UBS	1.200	08/02/2017	10/02/2017	(3,213)	(3,213)
	1.210	08/07/2017	10/06/2017	(20,006)	(20,004)
	1.280	09/06/2017	12/07/2017	(24,195)	(24,139)

Total Sale-Buyback Transactions					$(329,615)

(g)	Securities with an aggregate market value of $328,283 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(141,952) at a weighted average interest rate of 1.025%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(115) of deferred price drop.

(h)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Crude Calendar Spread December Futures †	$0.500	11/17/2017	1	$1	$0	$0
Put - NYMEX Crude Calendar Spread November Futures †	0.500	10/19/2017	1	1	0	0
Call - NYMEX Natural Gas April Futures †	3.000	03/26/2018	6	60	13	12
Call - NYMEX Natural Gas April Futures †	3.020	03/26/2018	1	10	2	2
Call - NYMEX Natural Gas April Futures †	3.050	03/26/2018	1	10	2	2
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.500	02/23/2018	2	20	7	4
Call - NYMEX Natural Gas Calendar Spread March Futures †	1.000	02/23/2018	10	100	25	12
Call - NYMEX WTI Crude December Futures †	66.000	12/29/2017	1	1	1	0
Call - NYMEX WTI Crude November Futures †	66.000	11/30/2017	1	1	2	0
Call - NYMEX WTI Crude October Futures †	66.000	10/31/2017	1	1	2	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.000	10/30/2018	4	4	3	0

					$57	$32

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note January Futures	$108.000	12/22/2017	102	$102	$1	$0
Put - CBOT U.S. Treasury 10-Year Note January Futures	109.000	12/22/2017	41	41	1	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	112.500	12/22/2017	22	22	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	195	488	19	11

					$21	$11

Total Purchased Options					$78	$43

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Crude Calendar Spread December Futures †	$1.000	11/17/2017	2	$2	$0	$0
Put - NYMEX Crude Calendar Spread November Futures †	1.000	10/19/2017	2	2	0	0
Put - NYMEX Crude November Futures †	45.000	10/17/2018	2	2	(6)	(6)
Call - NYMEX Gasoline December Futures †	161.000	11/27/2017	1	1	(2)	(2)
Call - NYMEX Gasoline December Futures †	163.000	11/27/2017	2	1	(5)	(4)
Call - NYMEX Natural Gas Calendar Spread March Futures †	0.750	02/23/2018	20	200	(59)	(30)
Put - NYMEX Natural Gas May Futures †	2.400	04/25/2018	5	50	(3)	(3)
Put - NYMEX Natural Gas May Futures †	2.500	04/25/2018	1	10	(1)	(1)
Call - NYMEX RBOB Gasoline December Futures †	185.000	12/29/2017	1	1	(2)	0
Call - NYMEX RBOB Gasoline November Futures †	185.000	11/30/2017	1	0	(2)	0
Call - NYMEX RBOB Gasoline October Futures †	185.000	10/31/2017	1	0	(2)	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2017	2	2	(1)	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	2.500	10/30/2017	4	4	0	0
Put - NYMEX WTI-Brent Crude Spread December Futures †	3.000	10/30/2017	2	2	(1)	(4)
Call - NYMEX WTI-Brent Crude Spread December Futures †	3.500	10/30/2017	2	2	0	0
Put - NYMEX WTI-Brent Crude Spread December Futures †	5.000	10/30/2017	4	4	(1)	(2)
Put - NYMEX WTI-Brent Crude Spread December Futures †	6.500	10/30/2017	2	2	(1)	0
Call - NYMEX WTI-Brent Crude Spread December Futures †	0.000	10/30/2018	4	4	(5)	0
Put - NYMEX WTI-Brent Crude Spread June Futures †	2.000	04/27/2018	2	2	(1)	(5)
Put - NYMEX WTI-Brent Crude Spread June Futures †	3.000	04/27/2018	1	1	0	(2)

					$(92)	$(59)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$127.500	11/24/2017	33	$33	(20)	$(5)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	61	61	(12)	(26)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	17	17	(6)	(12)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	32	32	(10)	(32)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	31	31	(9)	(2)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	17	17	(9)	(1)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	13	13	(8)	(7)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	195	488	(22)	(4)

					$(96)	$(89)

Total Written Options					$(188)	$(148)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset (1)	Liability
Arabica Coffee March Futures †	03/2018	7		$346	$(7)	$0	$(1)
Brent (ICE) Dubai Futures April Futures †	04/2018	4		6	(1)	0	0
Brent (ICE) Dubai Futures August Futures †	08/2018	4		7	0	0	0
Brent (ICE) Dubai Futures December Futures †	12/2018	4		7	0	0	0
Brent (ICE) Dubai Futures February Futures †	02/2018	4		6	(1)	0	0
Brent (ICE) Dubai Futures January Futures †	01/2018	4		6	(1)	0	0
Brent (ICE) Dubai Futures July Futures †	07/2018	4		7	0	0	0
Brent (ICE) Dubai Futures June Futures †	06/2018	4		7	0	0	0
Brent (ICE) Dubai Futures March Futures †	03/2018	4		6	0	0	0
Brent (ICE) Dubai Futures May Futures †	05/2018	4		7	0	0	0
Brent (ICE) Dubai Futures November Futures †	11/2018	4		7	0	0	0
Brent (ICE) Dubai Futures October Futures †	10/2018	4		7	0	0	0
Brent (ICE) Dubai Futures September Futures †	09/2018	4		7	0	0	0
Brent Crude December Futures †	10/2017	6		341	8	0	(2)
Brent Crude December Futures †	10/2018	24		1,330	44	0	(3)
Brent Crude December Futures †	10/2019	66		3,623	169	0	0
Brent Crude January Futures †	11/2017	2		113	2	0	(1)
Brent Crude June Futures †	04/2018	18		1,008	45	0	(4)
Brent Crude March Futures †	01/2018	21		1,183	20	0	(5)
Call Options Strike @ USD 59.000 on Brent Crude January Futures †	11/2017	1		1	(1)	0	0
Call Options Strike @ USD 60.000 on Brent Crude January Futures †	11/2017	1		1	(1)	0	0
Call Options Strike @ USD 61.000 on Brent Crude January Futures †	11/2017	1		1	(1)	0	0
Chicago Ethanol (Platts) December Futures †	12/2017	5		305	4	0	0
Copper December Futures †	12/2017	2		324	12	0	0
Copper March Futures †	03/2018	8		1,302	(62)	0	0
Corn December Futures †	12/2018	15		300	2	1	0
Cotton No. 2 March Futures †	03/2018	8		271	(9)	0	(1)
Euro-Bobl December Futures	12/2017	2	EUR	310	(1)	0	0
Euro-Rapeseed February Futures †	01/2018	2		44	0	0	(1)
Gas Oil December Futures †	12/2018	43		$2,204	132	0	(8)
Gas Oil June Futures †	06/2018	4		206	9	0	(1)
Gas Oil March Futures †	03/2018	4		209	10	0	(1)
Gold 100 oz. December Futures †	12/2018	6		785	21	0	(2)
Hard Red Winter Wheat July Futures †	07/2018	2		49	0	0	(1)
Hard Red Winter Wheat March Futures †	03/2018	12		276	(32)	0	(6)
Henry Hub Natural Gas Swap April Futures †	03/2018	36		265	17	0	(1)
Henry Hub Natural Gas Swap August Futures †	07/2018	8		59	0	0	0
Henry Hub Natural Gas Swap December Futures †	11/2018	8		63	4	0	0
Henry Hub Natural Gas Swap February Futures †	01/2018	52		429	15	0	(1)
Henry Hub Natural Gas Swap July Futures †	06/2018	8		59	0	0	0
Henry Hub Natural Gas Swap June Futures †	05/2018	8		59	(1)	0	0
Henry Hub Natural Gas Swap May Futures †	04/2018	8		58	(1)	0	0
Henry Hub Natural Gas Swap November Futures †	10/2018	8		60	1	0	0
Henry Hub Natural Gas Swap October Futures †	09/2018	8		59	0	0	0
Henry Hub Natural Gas Swap September Futures †	08/2018	8		59	(1)	0	0
Lead March Futures †	03/2018	1		62	4	0	0
Live Cattle February Futures †	02/2018	1		47	1	0	0
Live Cattle June Futures †	06/2018	1		45	0	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap March Futures †	03/2018	1		32	(2)	0	(1)
Natural Gas April Futures †	03/2018	8		235	4	0	(1)
Natural Gas February Futures †	01/2018	18		594	8	0	(1)
Natural Gas March Futures †	02/2018	1		32	0	0	0
Natural Gas November Futures †	10/2017	22		662	(12)	0	(2)
Natural Gas October Futures †	09/2018	42		1,242	23	0	(4)
New York Harbor ULSD March Futures †	02/2018	3		224	11	0	(1)
Platinum January Futures †	01/2018	13		595	(45)	0	(7)
Put Options Strike @ USD 46.000 on Brent Crude December Futures †	10/2018	2		5	(2)	0	0
RBOB Gasoline April Futures †	03/2018	2		148	(2)	0	(1)
RBOB Gasoline November Futures †	10/2017	5		334	(10)	0	(5)
Silver December Futures †	12/2017	4		334	(16)	0	(4)
Soybean Oil December Futures †	12/2018	7		141	(6)	0	(1)
Soybean Oil May Futures †	05/2018	4		80	(3)	0	0
U.S. Treasury 10-Year Note December Futures †	12/2017	43		5,388	(54)	0	(11)
White Sugar December Futures †	11/2017	9		163	(7)	2	0
White Sugar March Futures †	02/2018	8		147	(2)	1	0
WTI Crude December Futures †	11/2017	2		104	7	0	0
WTI Crude December Futures †	11/2018	24		1,236	36	0	(1)
WTI Crude December Futures †	11/2019	21		1,066	5	2	0
WTI Crude July Futures †	06/2018	6		312	10	0	0
WTI Crude June Futures †	05/2018	11		573	0	1	0
WTI Crude June Futures †	05/2019	34		1,736	40	1	0
WTI Crude June Futures †	05/2020	5		253	(11)	1	0
WTI Crude March Futures †	02/2019	12		615	14	0	0
WTI Crude September Futures †	08/2018	39		2,017	23	0	(1)
WTI Houston (Argus) vs. WTI Trade April Futures †	03/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade August Futures †	07/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade December Futures †	11/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade February Futures †	01/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade January Futures †	12/2017	1		3	1	0	0
WTI Houston (Argus) vs. WTI Trade July Futures †	06/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade June Futures †	05/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade March Futures †	02/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade May Futures †	04/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade November Futures †	10/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade October Futures †	09/2018	1		2	1	0	0
WTI Houston (Argus) vs. WTI Trade September Futures †	08/2018	1		2	1	0	0
Zinc March Futures †	03/2018	3		236	2	0	0

					$423	$9	$(80)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	03/2018	5		$(265)	$0	$0	$0
Arabica Coffee December Futures †	12/2017	11		(528)	9	2	0
Brent Crude December Futures †	10/2020	6		(330)	(7)	0	(1)
Brent Crude December Futures †	10/2021	1		(55)	0	0	0
Brent Crude February Futures †	12/2017	14		(790)	(38)	4	0
Brent Crude June Futures †	04/2019	39		(2,150)	(122)	2	0
Brent Crude June Futures †	05/2020	34		(1,868)	(23)	0	(2)
Brent Crude June Futures †	04/2021	6		(331)	(1)	0	(1)
Brent Crude March Futures †	01/2019	11		(608)	(41)	1	0
Brent Crude September Futures †	07/2018	22		(1,225)	(77)	4	0
Call Options Strike @ USD 56.000 on Brent Crude December Futures †	10/2017	12		(24)	(14)	3	0
Call Options Strike @ USD 60.000 on Brent Crude June Futures †	04/2018	12		(31)	(2)	1	0
Call Options Strike @ USD 63.000 on Brent Crude June Futures †	04/2018	1		(2)	0	0	0
Call Options Strike @ USD 64.000 on Brent Crude June Futures †	04/2018	7		(9)	4	1	0
Cocoa March Futures †	03/2018	9		(183)	0	0	(5)
Copper December Futures †	12/2017	8		(591)	(22)	5	0
Copper March Futures †	03/2018	12		(892)	37	8	0
Corn December Futures †	12/2017	8		(142)	2	0	(1)
Corn March Futures †	03/2018	11		(202)	0	0	(1)
Corn September Futures †	09/2018	5		(98)	0	0	(1)
Cotton No. 2 December Futures †	12/2017	1		(34)	0	0	0
Euro-Bund 10-Year Bond December Futures	12/2017	1	EUR	(190)	2	0	0
Euro-Rapeseed May Futures †	04/2018	2		(44)	0	0	0
Gas Oil December Futures †	12/2017	7		$(374)	(17)	2	0
Gas Oil June Futures †	06/2019	30		(1,530)	(52)	3	0
Gas Oil November Futures †	11/2017	10		(542)	(26)	2	0
Gold 100 oz. December Futures †	12/2017	12		(1,542)	(9)	5	0
Henry Hub Natural Gas April Futures †	04/2018	4		(29)	0	0	0
Henry Hub Natural Gas August Futures †	07/2018	4		(30)	0	0	0
Henry Hub Natural Gas December Futures †	11/2018	4		(31)	(2)	0	0
Henry Hub Natural Gas February Futures †	01/2018	4		(33)	(3)	0	0
Henry Hub Natural Gas Janurary Futures †	12/2017	4		(33)	(4)	0	0
Henry Hub Natural Gas July Futures †	06/2018	4		(30)	0	0	0
Henry Hub Natural Gas June Futures †	05/2018	4		(29)	0	0	0
Henry Hub Natural Gas March Futures †	02/2018	4		(32)	(3)	0	0
Henry Hub Natural Gas May Futures †	04/2018	4		(29)	0	0	0
Henry Hub Natural Gas November Futures †	10/2018	4		(30)	(1)	0	0
Henry Hub Natural Gas October Futures †	09/2018	4		(30)	0	0	0
Henry Hub Natural Gas September Futures †	08/2018	4		(29)	0	0	0
Henry Hub Natural Gas Swap January Futures †	12/2017	36		(297)	11	0	0
Henry Hub Natural Gas Swap March Futures †	02/2018	20		(162)	(4)	1	0
Japan Government 10-Year Bond December Futures	12/2017	6	JPY	(8,017)	38	17	(5)
Live Cattle April Futures †	04/2018	2		$(96)	(1)	0	0
Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap December Futures †	12/2017	1		(38)	2	1	0
Natural Gas January Futures †	12/2017	39		(1,285)	0	1	0
Natural Gas May Futures †	04/2018	41		(1,191)	(21)	4	0
Put Options Strike @ USD 43.000 on Brent Crude June Futures †	04/2018	1		(1)	2	0	0
Put Options Strike @ USD 44.000 on Brent Crude June Futures †	04/2018	7		(6)	11	0	0
Put Options Strike @ USD 45.000 on Brent Crude June Futures †	04/2018	12		(13)	28	0	0
RBOB Gasoline December Futures †	11/2017	5		(332)	2	4	0
RBOB Gasoline January Futures †	12/2017	5		(331)	(6)	3	0
RBOB Gasoline March Futures †	02/2018	3		(202)	2	1	0
Soybean March Futures †	03/2018	5		(247)	(3)	0	(2)
Soybean Meal December Futures †	12/2017	6		(189)	(2)	0	(3)
Soybean November Futures †	11/2018	4		(197)	(2)	0	(1)
Soybean Oil December Futures †	12/2017	1		(20)	2	0	0
Sugar No. 11 March Futures †	02/2018	28		(442)	10	0	(5)
U.S. Treasury 2-Year Note December Futures	12/2017	76		(16,393)	43	10	0
U.S. Treasury 5-Year Note December Futures	12/2017	164		(19,270)	115	27	0
U.S. Treasury 30-Year Bond December Futures	12/2017	131		(20,018)	268	0	(4)
United Kingdom Long Gilt December Futures	12/2017	49	GBP	(8,134)	204	2	(17)
Wheat July Futures †	07/2018	2		$(49)	(1)	1	0
Wheat March Futures †	03/2018	12		(280)	23	5	0
WTI Crude December Futures †	11/2018	35		(1,803)	(42)	5	0
WTI Crude December Futures †	11/2020	23		(1,164)	4	0	(5)
WTI Crude February Futures †	01/2018	2		(104)	(9)	0	0
WTI Crude June Futures †	05/2018	8		(416)	(21)	0	0
WTI Crude March Futures †	02/2018	64		(3,343)	(82)	0	(3)
WTI Crude November Futures †	10/2018	3		(155)	(4)	0	0
WTI Crude October Futures †	09/2018	2		(103)	(6)	0	0

					$151	$125	$(57)

Total Futures Contracts					$574	$134	$(137)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-28 5-Year Index	(5.000)%	Quarterly	06/20/2022		$1,730	$(116)	$(20)	$(136)	$0	$(6)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		3,200	(241)	(13)	(254)	0	(6)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	2,000	(35)	(24)	(59)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		5,500	(146)	(2)	(148)	0	(3)

						$(538)	$(59)	$(597)	$0	$(16)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,420	$4	$54	$58	$2	$0
Pay(5)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD	33,500	(47)	(30)	(77)	20	0
Pay(5)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		3,000	(26)	2	(24)	3	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		0	0	0	0	16	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		3,900	15	(9)	6	0	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		2,400	(17)	8	(9)	2	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		25,700	1,518	(1,089)	429	0	(44)
Pay(5)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		1,700	0	37	37	0	(3)
Pay(5)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	42	42	0	(4)
Pay(5)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	42	42	0	(3)
Pay(5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,200	(26)	65	39	0	(5)
Receive(5)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		17,600	11	(14)	(3)	14	0
Receive(5)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		8,050	43	(6)	37	6	0
Receive(5)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		4,700	(19)	63	44	3	0
Receive(5)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,700	59	(5)	54	4	0
Receive(5)	3-Month USD-LIBOR	1.850	Semi-Annual	07/20/2026		6,100	(42)	227	185	3	0
Receive(5)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		2,000	(3)	64	61	1	0
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		8,800	205	5	210	5	0
Receive(5)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		14,900	93	21	114	7	0
Receive	3-Month USD-LIBOR †	1.750	Semi-Annual	12/21/2026		8,380	(248)	568	320	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		4,430	502	(223)	279	0	(8)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		2,870	109	(4)	105	5	0
Receive(5)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		310	0	(23)	(23)	0	(1)
Receive(5)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		300	0	(21)	(21)	0	(1)
Receive(5)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		300	0	(21)	(21)	0	(1)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		800	21	(42)	(21)	0	(2)
Receive(5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		5,440	(204)	184	(20)	0	(18)
Receive(5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		1,800	(47)	(9)	(56)	0	(14)
Receive(5)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	70,000	(1)	2	1	0	0
Receive(5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		680,000	(38)	6	(32)	4	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	15,900	0	14	14	0	(2)
Pay	28-Day MXN-TIIE	8.035	Lunar	12/17/2026		23,300	(2)	92	90	0	(3)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		6,400	9	8	17	0	(1)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		4,700	3	0	3	0	(1)
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		5,700	31	2	33	0	(1)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		5,910	1	2	3	0	(1)
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	170	0	1	1	0	0
Pay	CPTFEMU	1.385	Maturity	12/15/2026		790	(1)	(3)	(4)	1	0
Pay	CPURNSA	1.010	Maturity	10/16/2017		$1,300	13	(3)	10	0	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		3,300	0	(10)	(10)	0	(2)
Pay	CPURNSA	1.680	Maturity	04/28/2018		42,900	0	(116)	(116)	0	(15)
Pay	CPURNSA	1.580	Maturity	05/23/2018		8,600	4	0	4	0	(2)
Pay	CPURNSA	1.935	Maturity	04/27/2019		3,300	0	15	15	0	(2)
Pay	CPURNSA	2.027	Maturity	11/23/2020		1,500	0	(4)	(4)	0	(2)
Pay	CPURNSA	2.021	Maturity	11/25/2020		1,500	0	(4)	(4)	0	(3)
Pay	CPURNSA	1.550	Maturity	07/26/2021		1,100	37	(13)	24	0	(2)
Pay	CPURNSA	1.603	Maturity	09/12/2021		770	23	(9)	14	0	(1)
Pay	CPURNSA	1.730	Maturity	07/26/2026		1,100	(59)	21	(38)	3	0
Pay	CPURNSA	1.762	Maturity	08/30/2026		1,900	(93)	36	(57)	5	0
Pay	CPURNSA	1.800	Maturity	09/12/2026		600	(6)	(10)	(16)	1	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		770	(36)	15	(21)	2	0
Pay	CPURNSA	1.805	Maturity	09/12/2026		700	(32)	13	(19)	2	0
Pay	CPURNSA	1.780	Maturity	09/15/2026		500	(24)	9	(15)	1	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	(4)	(4)	6	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	(6)	(6)	4	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	(1)	(1)	6	0
Pay	CPURNSA	0.000	Maturity	09/20/2027		650	0	2	2	2	0
Pay	CPURNSA	0.000	Maturity	09/25/2027		600	0	0	0	2	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		1,600	(3)	(4)	(7)	3	0
Pay	UKRPI	3.190	Maturity	04/15/2030		1,300	(73)	45	(28)	1	0
Pay	UKRPI	3.350	Maturity	05/15/2030		2,900	(38)	84	46	3	0
Pay	UKRPI	3.400	Maturity	06/15/2030		2,500	35	23	58	4	0
Pay	UKRPI	3.530	Maturity	10/15/2031		630	16	(5)	11	1	0
Pay	UKRPI	0.000	Maturity	09/15/2032		5,310	7	(10)	(3)	10	0
Pay	UKRPI	3.358	Maturity	04/15/2035		300	(7)	5	(2)	1	0
Pay	UKRPI	3.585	Maturity	10/15/2046		640	(51)	6	(45)	0	(4)
Pay	UKRPI	3.428	Maturity	03/15/2047		200	0	9	9	0	(1)

							$1,616	$94	$1,710	$153	$(147)

Total Swap Agreements							$1,078	$35	$1,113	$153	$(163)

(i)	Securities with an aggregate market value of $1,276 and cash of $3,251 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	11/2017		COP	558,548	$	184	$0	$(5)
	11/2017	†	$	85	EUR	70	0	(2)
	07/2018		BRL	800	$	236	0	(8)
BPS	10/2017			25,500		7,519	0	(533)
	10/2017		$	7,935	BRL	25,500	117	0
	12/2017		INR	17,241	$	265	3	0
	12/2017		KRW	143,413		126	1	0
	01/2018		BRL	910		252	0	(32)
	02/2018		ARS	2,839		150	0	(3)
	03/2018		MXN	14,420		690	0	(84)
	03/2018		$	727	MXN	14,420	47	0
	07/2018		BRL	7,800	$	2,225	0	(156)
CBK	10/2017		EUR	1,667		1,989	19	0
	10/2017		$	2,970	JPY	335,000	7	0
	11/2017	†	CAD	101	$	83	3	0
	11/2017		JPY	475,000		4,244	24	(7)
	12/2017		INR	11,151		169	0	0
	12/2017		MXN	8,098		447	7	0
	12/2017		$	85	ARS	1,514	0	(1)
	07/2018		BRL	4,800	$	1,428	0	(37)
DUB	10/2017			12,600		3,986	9	(1)
	10/2017		$	3,801	BRL	12,600	177	0
	11/2017			758		2,383	0	(9)
	12/2017		KRW	1,139	$	1	0	0
	01/2018		BRL	9,500		2,670	0	(293)
	07/2018			13,600		3,926	0	(225)
FBF	11/2017		GBP	257		345	0	0
	12/2017		KRW	942,678		828	4	0
	12/2017		$	1,303	INR	85,348	0	(6)
GLM	10/2017		BRL	5,100	$	1,610	0	0
	10/2017		CAD	2,810		2,251	0	(1)
	10/2017		GBP	4,914		6,358	0	(226)
	10/2017		JPY	49,300		444	5	0
	10/2017		RUB	56,826		970	0	(13)
	10/2017		$	1,522	BRL	5,100	89	0
	10/2017			469	GBP	345	0	(7)
	11/2017		BRL	730	$	229	0	0
	11/2017	†	$	185	EUR	156	0	0
	01/2018		MXN	2,033	$	99	0	(11)
HUS	10/2017		BRL	13,500		4,261	0	(1)
	10/2017		GBP	430		583	7	0
	10/2017		$	4,033	BRL	13,500	230	0
	10/2017			979	RUB	57,149	9	0
	11/2017	†	EUR	68	$	81	0	0
	02/2018		$	322	ARS	6,036	2	0
	07/2018		BRL	12,200	$	3,483	0	(241)
JPM	10/2017		AUD	3,248		2,573	25	0
	10/2017		BRL	12,300		3,618	0	(266)
	10/2017		GBP	1,486		2,014	23	0
	10/2017		NZD	2,791		1,996	0	(20)
	10/2017		$	3,883	BRL	12,300	1	0
	10/2017			10,005	GBP	7,472	8	0
	11/2017		GBP	7,472	$	10,015	0	(8)
	11/2017		JPY	130,000		1,180	23	0
	11/2017	†	$	311	CAD	395	5	0
	12/2017		INR	9,236	$	140	0	0
	01/2018		BRL	1,890		522	0	(67)
	02/2018		ARS	1,934		102	0	(2)
	07/2018		BRL	500		146	0	(7)
MSB	10/2017			2,383		752	0	0
	10/2017		$	747	BRL	2,383	5	0
	11/2017		JPY	90,000	$	817	16	0
	04/2018		BRL	1,100		328	0	(11)
	07/2018			400		118	0	(4)
NGF	11/2017		MXN	4,370		212	0	(26)
	01/2018		BRL	5,300		1,478	0	(176)
	01/2018		$	400	ARS	7,363	3	0
RYL	10/2017		GBP	987	$	1,332	9	0
SCX	10/2017		JPY	285,700		2,637	98	0
	11/2017	†	CAD	396		318	0	0
TOR	11/2017		$	21	ARS	377	0	0
UAG	11/2017	†	EUR	159	$	188	0	(1)
	11/2017	†	$	84	CAD	104	0	(1)

Total Forward Foreign Currency Contracts							$976	$(2,491)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$850	$85	$11
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	850	85	95
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	4,350	51	40
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	350	35	5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	350	35	39

							$291	$190

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$18,400	$8	$8

Total Purchased Options						$299	$198

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BPS	Call - OTC API2YCL18 †+	Buy	90.000%	12/01/2017	$2	$(2)	$(1)
MYC	Put - OTC CLCAL18 †+	Sell	46.000	10/17/2017	1	(1)	0
	Call - OTC CLCAL18 †+	Buy	52.000	10/17/2017	1	(1)	(1)

						$(4)	$(2)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$1.202	10/06/2017	EUR	1,082	$(5)	$(1)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$700	$(6)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		12,100	(108)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		1,000	(13)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		900	(9)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	1,200	(54)	(14)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$600	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		4,600	(52)	(13)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		2,000	(37)	(7)

							$(283)	$(34)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap +(1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$1,950	$(17)	$0
	Put - OTC 5-Year Interest Rate Swap +(1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	1,950	(17)	(10)

							$(34)	$(10)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$18,400	$(8)	$(8)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.609	10/05/2017	$2,000	$(5)	$0
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017	2,000	(5)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017	2,000	(5)	0

					$(15)	$(1)

Total Written Options					$(349)	$(56)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 4Q17 †	$6.970	Maturity	12/31/2017	4,830	$0	$(5)	$0	$(5)
	Receive	EURMARGIN CAL17 †	5.850	Maturity	12/31/2017	1,200	0	3	3	0
	Pay	EURSIMP 4Q17 †	3.875	Maturity	12/31/2017	600	0	(1)	0	(1)
	Receive	EURSIMP CAL17 †	0.550	Maturity	12/31/2017	3,000	0	15	15	0
	Receive	NAPGASFO 1Q18 †	9.690	Maturity	03/31/2018	1,200	0	2	2	0
	Pay	NAPGASFO 4Q17 †	9.750	Maturity	12/31/2017	1,200	0	(2)	0	(2)
	Receive	NAPGASFO CAL18 †	12.700	Maturity	12/31/2018	2,400	0	(2)	0	(2)
	Receive	OREXIO 1Q18 †	69.200	Maturity	03/31/2018	300	0	(3)	0	(3)
	Pay	OREXIO 4Q17 †	78.000	Maturity	12/31/2017	600	0	10	10	0
	Receive	OREXIO 4Q18 †	63.700	Maturity	12/31/2018	600	0	(5)	0	(5)
	Receive	OREXIO CAL19 †	54.000	Maturity	12/31/2019	252	0	0	0	0
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	1,800	0	(100)	0	(100)
GST	Pay	CAW Z7 †	0.613	Maturity	11/15/2017	21,300	0	(6)	0	(6)
	Receive	EUR5050 2H18 †	10.850	Maturity	12/31/2018	600	0	0	0	0
	Pay	EURSIMP 1Q18 †	4.540	Maturity	03/31/2018	1,200	0	0	0	0
	Receive	HSFOEW CAL18 †	14.900	Maturity	12/31/2018	2,400	0	2	2	0
	Receive	KWW H8 †	0.020	Maturity	02/23/2018	43,900	(1)	(3)	0	(4)
	Pay	OREXIO 1Q18 †	72.300	Maturity	03/31/2018	300	0	4	4	0
	Receive	OREXIO 1Q19 †	58.400	Maturity	03/31/2019	300	0	(1)	0	(1)
	Receive	OREXIO 3Q18 †	63.550	Maturity	09/30/2018	600	0	(4)	0	(4)
	Receive	OREXIO 4Q17 †	55.350	Maturity	12/31/2017	600	0	4	4	0
	Receive	OREXIO 4Q18 †	62.000	Maturity	12/31/2018	276	0	(2)	0	(2)
	Receive	OREXIO CAL19 †	54.700	Maturity	12/31/2019	900	(1)	1	0	0
	Receive	PLATGOLD N8 †	318.900	Maturity	07/06/2018	1,000	0	(53)	0	(53)
JPM	Receive	EUR5050 CAL18 †	11.010	Maturity	12/31/2018	2,400	0	2	2	0
	Receive	EURMARGIN 2H17 †	5.070	Maturity	12/31/2017	600	0	2	2	0
	Receive	EURMARGIN 4Q17 †	3.900	Maturity	12/31/2017	7,200	1	30	31	0
	Pay	EURMARGIN 4Q17 †	7.100	Maturity	12/31/2017	270	0	0	0	0
	Receive	EURMARGIN CAL17 †	5.850	Maturity	12/31/2017	300	0	1	1	0
	Receive	EURSIMP 2H18 †	2.600	Maturity	12/31/2018	1,800	0	3	3	0
	Pay	EURSIMP 4Q17 †	3.350	Maturity	12/31/2017	1,800	0	(4)	0	(4)
	Receive	HSFOEW 1Q18 †	14.500	Maturity	03/31/2018	300	0	1	1	0
	Receive	KWW H8 †	0.010	Maturity	02/23/2018	14,500	0	(1)	0	(1)
	Receive	NAPGASFO CAL18 †	12.000	Maturity	12/31/2018	1,200	0	(1)	0	(1)
	Receive	OREXIO CAL19 †	53.850	Maturity	12/31/2019	900	1	(1)	0	0
MAC	Receive	CAW Z7 †	0.450	Maturity	11/15/2017	21,300	(6)	15	9	0
	Receive	NAPGASFO 1Q18 †	9.000	Maturity	03/31/2018	1,800	0	5	5	0
	Pay	NAPGASFO 4Q17 †	9.025	Maturity	12/31/2017	1,800	0	(5)	0	(5)
	Receive	NAPGASFO CAL17 †	16.100	Maturity	12/31/2017	3,000	(3)	(9)	0	(12)
MYC	Receive	EUR5050 2H18 †	10.900	Maturity	12/31/2018	1,200	0	1	1	0
	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	3,000	0	6	6	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	1,800	0	3	3	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	900	0	1	1	0
	Receive	EURMARGIN 4Q17 †	4.740	Maturity	12/31/2017	3,000	0	10	10	0
	Receive	EURMARGIN 4Q17 †	4.850	Maturity	12/31/2017	2,700	0	9	9	0
	Pay	EURMARGIN 4Q17 †	5.820	Maturity	12/31/2017	3,000	0	(7)	0	(7)
	Pay	EURMARGIN 4Q17 †	5.860	Maturity	12/31/2017	900	0	(2)	0	(2)
	Pay	EURMARGIN 4Q17 †	5.900	Maturity	12/31/2017	1,800	0	(4)	0	(4)
	Pay	EURMARGIN 4Q17 †	6.790	Maturity	12/31/2017	2,400	0	(3)	0	(3)
	Pay	EURMARGIN 4Q17 †	6.960	Maturity	12/31/2017	1,500	0	(2)	0	(2)
	Receive	EURMARGIN CAL17 †	5.780	Maturity	12/31/2017	1,200	0	3	3	0
	Receive	EURMARGIN CAL17 †	5.800	Maturity	12/31/2017	600	0	1	1	0
	Pay	EURSIMP 2H18 †	3.470	Maturity	12/31/2018	1,800	0	(1)	0	(1)
	Pay	EURSIMP 4Q17 †	4.220	Maturity	12/31/2017	600	0	(1)	0	(1)
	Pay	GOLDLNPM Index †	1,255.000	Maturity	11/29/2018	200	0	(10)	0	(10)
	Pay	GOLDLNPM Index †	1,266.200	Maturity	11/29/2018	200	0	(8)	0	(8)
	Pay	GOLDLNPM Index †	1,289.000	Maturity	11/29/2018	200	0	(4)	0	(4)
SOG	Pay	EURMARGIN 4Q17 †	6.050	Maturity	12/31/2017	2,100	0	(5)	0	(5)
UAG	Pay	SLVRLND Index †	17.766	Maturity	12/01/2017	5,000	0	5	5	0
	Pay	SLVRLND Index †	18.027	Maturity	12/01/2017	5,000	0	7	7	0

							$(9)	$(109)	$140	$(258)

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	03/20/2019	0.360%	$1,100	$(19)	$29	$10	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	100	(9)	8	0	(1)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	200	(17)	14	0	(3)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	400	(28)	23	0	(5)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455	200	1	0	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	400	(26)	13	0	(13)

							$(98)	$87	$11	$(22)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$800	$(42)	$45	$3	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	300	(17)	18	1	0

						$(59)	$63	$4	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	CPURNSA	2.500%	Maturity	07/15/2022	$1,200	$10	$(127)	$0	$(117)
	Pay	CPURNSA	2.500	Maturity	05/08/2023	13,100	0	(1,304)	0	(1,304)
MYC	Pay	CPURNSA	1.810	Maturity	07/19/2026	400	0	(11)	0	(11)
	Pay	CPURNSA	1.800	Maturity	07/20/2026	1,500	0	(43)	0	(43)
	Pay	CPURNSA	1.805	Maturity	09/20/2026	300	0	(8)	0	(8)

							$10	$(1,493)	$0	$(1,483)

Total Return Swaps on Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$600	$0	$(1)	$0	$(1)
BPS	Receive	BCOMF1T Index †	20,831	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	7,077	0	(50)	0	(50)
	Receive	BCOMTR Index †	114,432	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	19,834	0	(171)	0	(171)
	Receive	BCOMTR1 Index †	27,507	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	2,076	0	(18)	0	(18)
	Pay	SPGCINP Index †	10,339	0.000	Monthly	02/15/2018	1,980	0	(13)	0	(13)
CBK	Receive	BCOMF1T Index †	105	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	36	0	0	0	0
	Receive	BCOMTR Index †	165,760	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	28,725	0	(248)	0	(248)
	Receive	BCOMTR2 Index †	236,898	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	44,735	0	(418)	0	(418)
	Receive	CVICXMB2 Index †	20,129	0.17	Monthly	02/15/2018	2,140	0	(1)	0	(1)
	Receive	CVICXMB3 Index †	18,768	0.17	Monthly	02/15/2018	2,207	0	(3)	0	(3)
CIB	Receive	BCOMTR Index †	5,671	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	983	0	(8)	0	(8)
	Receive	PIMCODB Index †	19,250	0	Monthly	02/15/2018	1,937	0	(16)	0	(16)
FBF	Receive	BCOMTR Index †	125,200	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	21,696	0	(187)	0	(187)
GST	Receive	BCOMF1T Index †	104,963	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	35,660	0	(251)	0	(251)
	Receive	BCOMTR Index †	34,457	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	5,971	0	(52)	0	(52)
	Receive	CMDSKEWLS Index †	36,220	0.2500	Monthly	02/15/2018	5,022	0	(68)	0	(68)
	Pay	SPGCINP Index †	8,507	0.000	Monthly	02/15/2018	1,629	0	(11)	0	(11)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	400	1	(6)	0	(5)
JPM	Receive	BCOMF1T Index †	672	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	228	0	(2)	0	(2)
	Receive	BCOMTR Index †	94,661	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	16,404	0	(142)	0	(142)
	Receive	JMABCTNE Index †	23,274	0.1500	Monthly	02/15/2018	2,635	0	1	1	0
	Receive	JMABDEW2 Index †	8,164	0.3000	Monthly	02/15/2018	6,875	0	20	20	0
	Receive	JMABFNJ1 Index †	125,478	0.3500	Monthly	02/15/2018	12,345	0	174	174	0
	Receive	JMABNIC4 Index †	27,789	0.1700	Monthly	02/15/2018	11,161	0	(85)	0	(85)
	Pay	SPGCINP Index †	438	0.000	Monthly	02/15/2018	84	0	(1)	0	(1)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	600	0	(1)	0	(1)
MAC	Receive	BCOMTR1 Index †	113,048	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	10,910	0	(94)	0	(94)
	Receive	BCOMTR2 Index †	147,836	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	13,610	0	(125)	0	(125)
	Receive	MQCP563E Index †	3,643	0.9500	Monthly	02/15/2018	475	0	2	2	0
	Receive	PIMCODB Index †	19,227	0	Monthly	02/15/2018	1,937	0	(16)	0	(16)
MEI	Receive	BCOMTR2 Index †	292,026	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	37,617	0	(347)	0	(347)
MYC	Receive	BCOMTR Index †	446,022	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	77,291	0	(668)	0	(668)
	Receive	BCOMTR1 Index †	232,041	3-Month U.S. Treasury Bill rate plus a specified spread	Monthly	02/15/2018	44,525	0	(385)	0	(385)

								$1	$(3,191)	$197	$(3,387)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	SPGCIAP Index (8)†	3.063%	Maturity	07/27/2018	$57	$0	$0	$0	$0
GST	Pay	GOLDLNPM Index (8)†	7.023	Maturity	07/29/2020	943	0	40	40	0
	Pay	GOLDLNPM Index (8)†	7.840	Maturity	09/09/2020	179	0	8	8	0
	Receive	SPGCIAP Index (8)†	3.063	Maturity	08/01/2018	57	0	0	0	0
	Receive	SPGCIAP Index (8)†	3.706	Maturity	08/01/2018	29	0	0	0	0
JPM	Receive	GOLDLNPM Index (8)†	3.861	Maturity	07/29/2020	865	0	(11)	0	(11)
	Receive	GOLDLNPM Index (8)†	3.976	Maturity	07/29/2020	78	0	(1)	0	(1)
	Receive	GOLDLNPM Index (8)†	4.268	Maturity	09/09/2020	179	0	(2)	0	(2)
	Receive	SPGCIAP Index (8)†	3.671	Maturity	08/01/2018	93	0	0	0	0
MYC	Pay	GOLDLNPM Index (8)†	1.796	Maturity	12/04/2017	520	0	4	4	0
	Receive	GOLDLNPM Index (8)†	1.440	Maturity	12/04/2017	371	0	(1)	0	(1)
	Receive	GOLDLNPM Index (8)†	1.476	Maturity	12/04/2017	366	0	(1)	0	(1)
	Pay	GOLDLNPM Index (8)†	3.294	Maturity	07/17/2019	303	0	1	1	0
	Pay	GOLDLNPM Index (8)†	3.240	Maturity	07/26/2019	305	0	1	1	0
	Receive	SLVRLND Index (8)†	7.317	Maturity	07/17/2019	203	0	0	0	0
	Receive	SLVRLND Index (8)†	7.398	Maturity	07/26/2019	202	0	0	0	0
SOG	Receive	SPGCICP Index (8)†	4.000	Maturity	07/26/2019	50	0	0	0	0

							$0	$38	$54	$(16)

Total Swap Agreements							$(155)	$(4,605)	$406	$(5,166)

(k)	Securities with an aggregate market value of $4,770 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.
(8)	Variance Swap

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$196	$196
Corporate Bonds & Notes
Banking & Finance	0	16,527	0	16,527
Industrials	0	2,816	0	2,816
Utilities	0	2,752	0	2,752
Municipal Bonds & Notes
South Carolina	0	243	0	243
U.S. Government Agencies	0	17,942	0	17,942
U.S. Treasury Obligations	0	402,238	0	402,238
Non-Agency Mortgage-Backed Securities	0	7,313	0	7,313
Asset-Backed Securities	0	18,260	0	18,260
Sovereign Issues	0	37,602	0	37,602
Short-Term Instruments
Certificates of Deposit	0	7,203	0	7,203
Repurchase Agreements	0	60,937	0	60,937
Argentina Treasury Bills	0	595	0	595
Japan Treasury Bills	0	3,200	0	3,200
Mexico Treasury Bills	0	347	0	347
	$0	$577,975	$196	$578,171

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$514	$0	$0	$514

Total Investments	$514	$577,975	$196	$578,685

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	177	153	0	330
Over the counter	8	1,572	0	1,580
	$185	$1,725	$0	$1,910

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(200)	(248)	0	(448)
Over the counter	(8)	(7,703)	(2)	(7,713)

	$(208)	$(7,951)	$(2)	$(8,161)

Total Financial Derivative Instruments	$(23)	$(6,226)	$(2)	$(6,251)

Totals	$491	$571,749	$194	$572,434

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.0%
ARGENTINA 5.9%
SOVEREIGN ISSUES 5.9%
Argentina Government International Bond
2.260% due 12/31/2038	EUR	1,000	$808
2.500% due 12/31/2038		$3,200	2,280
5.000% due 01/15/2027	EUR	150	176
5.625% due 01/26/2022		$2,500	2,629
6.250% due 04/22/2019		500	528
6.625% due 07/06/2028		600	634
6.875% due 04/22/2021		500	545
6.875% due 01/26/2027		3,100	3,353
7.125% due 07/06/2036		900	946
7.125% due 06/28/2117		850	850
7.500% due 04/22/2026		2,150	2,419
7.625% due 04/22/2046		650	723
8.280% due 12/31/2033 (j)		841	982
Provincia de Buenos Aires
9.950% due 06/09/2021 (j)		300	346
10.875% due 01/26/2021		200	231
Provincia de Cordoba
7.125% due 06/10/2021		150	161
Provincia de Neuquen Argentina
7.500% due 04/27/2025		160	168

Total Argentina (Cost $16,570)			17,779

AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.5%
Southern Gas Corridor CJSC
6.875% due 03/24/2026		$1,300	1,467

SOVEREIGN ISSUES 0.2%
Republic of Azerbaijan International Bond
4.750% due 03/18/2024		600	618

Total Azerbaijan (Cost $1,937)			2,085

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
6.750% due 09/20/2029		$200	199

Total Bahrain (Cost $200)			199

BRAZIL 9.5%
CORPORATE BONDS & NOTES 4.9%
Banco do Brasil S.A.
3.875% due 10/10/2022		$1,025	1,011
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		450	458
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros
5.500% due 07/16/2020		500	534
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		4,100	4,172
Caixa Economica Federal
4.500% due 10/03/2018		500	509
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		500	529
6.875% due 07/30/2019		1,500	1,605
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		400	417
Petrobras Global Finance BV
5.750% due 01/20/2020		2,000	2,112
6.125% due 01/17/2022		500	539
6.750% due 01/27/2041		200	199
6.850% due 06/05/2115		600	573
7.250% due 03/17/2044		500	523
7.375% due 01/17/2027		1,400	1,544
Samarco Mineracao S.A.
5.750% due 10/24/2023 ^(c)		400	244

			14,969

SOVEREIGN ISSUES 4.6%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		840	867
6.500% due 06/10/2019		830	884
Brazil Government International Bond
5.000% due 01/27/2045		2,210	2,062
5.625% due 01/07/2041		50	50
5.625% due 02/21/2047 (j)		900	911
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (f)	BRL	21,300	6,609
0.000% due 07/01/2018 (f)		100	30
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021		8,000	2,623

			14,036

Total Brazil (Cost $28,185)			29,005

CAYMAN ISLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
Interoceanica Finance Ltd.
0.000% due 11/30/2018 +(f)		$34	33
0.000% due 11/30/2025 +(f)		349	294
0.000% due 05/15/2030 (f)		800	529
Lima Metro Line Finance Ltd.
5.875% due 07/05/2034		1,000	1,105
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(c)		644	420
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(c)(h)		1,342	490
6.750% due 10/01/2023 ^(c)(h)		2,067	750
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018 (f)		27	27

Total Cayman Islands (Cost $5,122)			3,648

CHILE 2.3%
CORPORATE BONDS & NOTES 2.3%
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		$1,000	1,068
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		400	400
4.500% due 09/16/2025		1,300	1,394
4.875% due 11/04/2044		600	652
Empresa Nacional de Telecomunicaciones S.A.
4.875% due 10/30/2024		700	737
GNL Quintero S.A.
4.634% due 07/31/2029		800	839
Itau CorpBanca
3.875% due 09/22/2019		600	620
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029		912	933
4.500% due 08/15/2025		252	255

Total Chile (Cost $6,539)			6,898

CHINA 1.8%
CORPORATE BONDS & NOTES 1.8%
CCCI Treasure Ltd.
3.500% (H15T5Y + 7.192%) due 04/21/2020 ~(g)		$800	811
Sinopec Group Overseas Development Ltd.
3.250% due 09/13/2027		2,000	1,980
4.375% due 04/10/2024		700	753
4.875% due 05/17/2042		500	559
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026		1,000	994
3.700% due 06/10/2025		300	310

Total China (Cost $5,281)			5,407

COLOMBIA 3.5%
CORPORATE BONDS & NOTES 1.2%
Ecopetrol S.A.
5.875% due 09/18/2023	$1,500	1,669
5.875% due 05/28/2045	1,300	1,276
7.375% due 09/18/2043	600	686

		3,631

SOVEREIGN ISSUES 2.3%
Colombia Government International Bond
2.625% due 03/15/2023	2,600	2,556
3.875% due 04/25/2027	500	509
4.375% due 07/12/2021	3,100	3,315
8.125% due 05/21/2024	300	385
10.375% due 01/28/2033	225	352

		7,117

Total Colombia (Cost $10,261)		10,748

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023	$400	399
4.375% due 04/30/2025	200	198
5.625% due 04/30/2043	400	369

Total Costa Rica (Cost $1,000)		966

DOMINICAN REPUBLIC 1.5%
SOVEREIGN ISSUES 1.5%
Dominican Republic International Bond
5.500% due 01/27/2025	$700	742
5.950% due 01/25/2027	2,500	2,694
6.850% due 01/27/2045	400	449
6.875% due 01/29/2026	500	571

Total Dominican Republic (Cost $4,260)		4,456

ECUADOR 1.0%
SOVEREIGN ISSUES 1.0%
Ecuador Government International Bond
7.950% due 06/20/2024	$200	199
8.750% due 06/02/2023	400	414
9.625% due 06/02/2027	400	421
9.650% due 12/13/2026	900	954
10.750% due 03/28/2022	900	1,008

Total Ecuador (Cost $2,802)		2,996

EGYPT 0.7%
SOVEREIGN ISSUES 0.7%
Egypt Government International Bond
6.125% due 01/31/2022	$900	933
7.500% due 01/31/2027	400	436
8.500% due 01/31/2047	600	671

Total Egypt (Cost $1,964)		2,040

EL SALVADOR 0.9%
SOVEREIGN ISSUES 0.9%
El Salvador Government International Bond
5.875% due 01/30/2025	$1,500	1,478
7.650% due 06/15/2035	1,145	1,182

Total El Salvador (Cost $2,743)		2,660

ETHIOPIA 0.2%
SOVEREIGN ISSUES 0.2%
Ethiopia Government International Bond
6.625% due 12/11/2024	$600	618

Total Ethiopia (Cost $614)		618

GABON 0.2%
SOVEREIGN ISSUES 0.2%
Gabon Government International Bond
6.375% due 12/12/2024	$702	688

Total Gabon (Cost $683)		688

GHANA 0.4%
SOVEREIGN ISSUES 0.4%
Ghana Government International Bond
9.250% due 09/15/2022	$1,000	1,114

Total Ghana (Cost $1,051)		1,114

GUATEMALA 0.8%
SOVEREIGN ISSUES 0.8%
Guatemala Government International Bond
4.375% due 06/05/2027	$300	298
4.875% due 02/13/2028	610	627
5.750% due 06/06/2022	1,260	1,373

Total Guatemala (Cost $2,194)		2,298

HONG KONG 1.4%
CORPORATE BONDS & NOTES 1.4%
CNOOC Finance Australia Pty. Ltd.
2.625% due 05/05/2020	$600	603
CNOOC Nexen Finance ULC
4.250% due 04/30/2024	2,200	2,345
CNPC General Capital Ltd.
2.750% due 05/14/2019	500	503
Nexen Energy ULC
6.400% due 05/15/2037	50	64
7.500% due 07/30/2039	450	655

Total Hong Kong (Cost $3,968)		4,170

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond
5.375% due 02/21/2023	$100	113
MFB Magyar Fejlesztesi Bank Zrt
6.250% due 10/21/2020	500	554

Total Hungary (Cost $598)		667

INDIA 0.2%
SOVEREIGN ISSUES 0.2%
Export-Import Bank of India
3.375% due 08/05/2026	$700	689

Total India (Cost $700)		689

INDONESIA 7.6%
CORPORATE BONDS & NOTES 3.5%
Majapahit Holding BV
7.750% due 01/20/2020	$840	939
7.875% due 06/29/2037	700	944

Pelabuhan Indonesia Persero PT
4.875% due 10/01/2024		500	536
Pelabuhan Indonesia PT
4.250% due 05/05/2025		400	412
Pertamina Persero PT
4.300% due 05/20/2023		1,500	1,578
4.875% due 05/03/2022		500	537
5.250% due 05/23/2021		800	867
6.000% due 05/03/2042		1,500	1,694
6.450% due 05/30/2044		2,100	2,496
Perusahaan Listrik Negara PT
4.125% due 05/15/2027		600	601

			10,604

SOVEREIGN ISSUES 4.1%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	882
3.375% due 04/15/2023		$2,000	2,038
3.375% due 07/30/2025	EUR	100	131
4.750% due 01/08/2026		$3,400	3,715
5.125% due 01/15/2045		200	221
5.250% due 01/17/2042		400	447
5.250% due 01/08/2047		600	677
6.625% due 02/17/2037		900	1,148
6.750% due 01/15/2044		1,700	2,276
7.750% due 01/17/2038		100	143
Perusahaan Penerbit SBSN Indonesia
3.400% due 03/29/2022		600	613

			12,291

Total Indonesia (Cost $20,788)			22,895

IRAQ 0.2%
SOVEREIGN ISSUES 0.2%
Iraq Government International Bond
6.752% due 03/09/2023		$600	598

Total Iraq (Cost $600)			598

IRELAND 1.6%
CORPORATE BONDS & NOTES 1.6%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$1,100	1,158
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		3,100	3,338
6.025% due 07/05/2022		400	432

Total Ireland (Cost $4,717)			4,928

ISRAEL 0.5%
CORPORATE BONDS & NOTES 0.2%
Delek & Avner Tamar Bond Ltd.
5.082% due 12/30/2023		$400	414
5.412% due 12/30/2025		320	332

			746

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/30/2043		800	870

Total Israel (Cost $1,535)			1,616

IVORY COAST 0.4%
SOVEREIGN ISSUES 0.4%
Ivory Coast Government International Bond
5.125% due 06/15/2025	EUR	600	735
6.125% due 06/15/2033		$300	295
6.375% due 03/03/2028		300	311

Total Ivory Coast (Cost $1,275)			1,341

JAMAICA 0.2%
SOVEREIGN ISSUES 0.2%
Jamaica Government International Bond
6.750% due 04/28/2028		$200	231
7.875% due 07/28/2045		200	247

Total Jamaica (Cost $400)			478

JORDAN 0.5%
SOVEREIGN ISSUES 0.5%
Jordan Government International Bond
5.750% due 01/31/2027		$1,400	1,376
6.125% due 01/29/2026		300	304

Total Jordan (Cost $1,700)			1,680

KAZAKHSTAN 3.0%
CORPORATE BONDS & NOTES 2.3%
Kazakhstan Temir Zholy National Co. JSC
6.375% due 10/06/2020		$1,800	1,952
KazMunayGas National Co. JSC
7.000% due 05/05/2020		4,350	4,752
9.125% due 07/02/2018		200	210

			6,914

SOVEREIGN ISSUES 0.7%
Kazakhstan Government International Bond
3.875% due 10/14/2024		900	927
4.875% due 10/14/2044		800	821
6.500% due 07/21/2045		300	371

			2,119

Total Kazakhstan (Cost $8,409)			9,033

LUXEMBOURG 4.9%
ASSET-BACKED SECURITIES 0.1%
Sovereign Credit Opportunities S.A.
3.000% due 09/30/2019 +	EUR	200	234

CORPORATE BONDS & NOTES 4.8%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$1,800	1,838
6.000% due 11/27/2023		300	330
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		2,000	2,162
6.510% due 03/07/2022		750	834
7.288% due 08/16/2037		460	561
9.250% due 04/23/2019		1,000	1,094
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (b)		700	539
Sberbank of Russia Via SB Capital S.A.
5.500% (H15T5Y + 4.023%) due 02/26/2024 ~		2,300	2,352
5.717% due 06/16/2021		600	650
6.125% due 02/07/2022		3,700	4,049

			14,409

Total Luxembourg (Cost $13,957)			14,643

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.500% due 03/18/2045		$200	219

Total Malaysia (Cost $198)			219

MEXICO 9.4%

	SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		17,978	1
Hipotecaria Su Casita S.A. de C.V. + (d)		5,259	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		1,907	1

			2

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 7.1%
America Movil S.A.B. de C.V.
6.450% due 12/05/2022	MXN	6,000	317
Banco Nacional de Comercio Exterior SNC
3.800% (H15T5Y + 3.000%) due 08/11/2026 ~		$800	803
BBVA Bancomer S.A.
6.750% due 09/30/2022		500	574
Comision Federal de Electricidad
4.750% due 02/23/2027		400	422
4.875% due 05/26/2021		900	963
4.875% due 01/15/2024		800	862
6.125% due 06/16/2045		600	664
Grupo Televisa S.A.B.
5.000% due 05/13/2045		200	201
Mexichem S.A.B. de C.V.
5.500% due 01/15/2048 (a)		400	396
Petroleos Mexicanos
4.875% due 01/24/2022		2,700	2,838
5.500% due 06/27/2044		1,740	1,627
6.375% due 01/23/2045		300	306
6.500% due 03/13/2027		700	778
6.500% due 06/02/2041		8,520	8,929
6.625% due 06/15/2038		700	746
6.750% due 09/21/2047		400	427
6.875% due 08/04/2026		500	570

			21,423

SOVEREIGN ISSUES 2.3%
Mexico Government International Bond
4.000% due 03/15/2115	EUR	1,000	1,106
4.600% due 01/23/2046		$1,108	1,122
4.750% due 03/08/2044		350	361
5.550% due 01/21/2045		2,520	2,906
5.750% due 10/12/2110		700	754
6.050% due 01/11/2040		548	660

			6,909

Total Mexico (Cost $28,573)			28,334

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Mongolia Government International Bond
4.125% due 01/05/2018		$500	503
5.125% due 12/05/2022		530	516

Total Mongolia (Cost $1,027)			1,019

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond
5.250% due 10/29/2025		$300	306

Total Namibia (Cost $298)			306

NETHERLANDS 1.1%
CORPORATE BONDS & NOTES 0.6%
CIMPOR Financial Operations BV
5.750% due 07/17/2024	$1,400	1,323
Kazakhstan Temir Zholy Finance BV
6.950% due 07/10/2042	500	561

		1,884

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~	800	781
Petroleum Netherlands BV
3.432% (LIBOR03M + 2.030%) due 04/25/2019 +~	717	699

		1,480

Total Netherlands (Cost $3,406)		3,364

NIGERIA 0.6%
SOVEREIGN ISSUES 0.6%
Nigeria Government International Bond
6.375% due 07/12/2023	$200	210
7.875% due 02/16/2032	1,500	1,644

Total Nigeria (Cost $1,736)		1,854

OMAN 0.5%
SOVEREIGN ISSUES 0.5%
Oman Government International Bond
5.375% due 03/08/2027	$1,300	1,338
6.500% due 03/08/2047	200	206

Total Oman (Cost $1,494)		1,544

PANAMA 1.8%
SOVEREIGN ISSUES 1.8%
Panama Government International Bond
4.300% due 04/29/2053	$1,100	1,129
4.500% due 05/15/2047	700	740
8.875% due 09/30/2027	780	1,136
9.375% due 04/01/2029	1,553	2,349

Total Panama (Cost $4,542)		5,354

PARAGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Paraguay Government International Bond
4.625% due 01/25/2023	$200	212
4.700% due 03/27/2027	700	731
6.100% due 08/11/2044	400	450

Total Paraguay (Cost $1,304)		1,393

PERU 1.4%
CORPORATE BONDS & NOTES 0.3%
BBVA Banco Continental S.A.
3.250% due 04/08/2018	$200	202
Petroleos del Peru S.A.
5.625% due 06/19/2047	300	313
Union Andina de Cementos S.A.A.
5.875% due 10/30/2021	300	317

		832

SOVEREIGN ISSUES 1.1%
Fondo MIVIVIENDA S.A.
3.500% due 01/31/2023	200	205

Peru Government International Bond
3.750% due 03/01/2030	EUR	400	563
4.125% due 08/25/2027		$1,000	1,105
8.750% due 11/21/2033		894	1,410

			3,283

Total Peru (Cost $3,824)			4,115

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$900	1,161

Total Philippines (Cost $1,132)			1,161

POLAND 1.4%
SOVEREIGN ISSUES 1.4%
Poland Government International Bond
3.250% due 04/06/2026		$4,100	4,216

Total Poland (Cost $4,073)			4,216

QATAR 0.6%
CORPORATE BONDS & NOTES 0.3%
Nakilat, Inc.
6.067% due 12/31/2033		$100	118
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		350	399
SoQ Sukuk A QSC
2.099% due 01/18/2018		300	300

			817

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.500% due 01/20/2022		800	851

Total Qatar (Cost $1,584)			1,668

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
2.750% due 10/29/2025	EUR	200	255
3.875% due 10/29/2035		100	125

Total Romania (Cost $336)			380

RUSSIA 1.0%
CORPORATE BONDS & NOTES 0.4%
SCF Capital Ltd.
5.375% due 06/16/2023		$800	831
VimpelCom Holdings BV
5.200% due 02/13/2019		400	412

			1,243

SOVEREIGN ISSUES 0.6%
Russia Government International Bond
5.625% due 04/04/2042		1,500	1,671
5.875% due 09/16/2043		200	229

			1,900

Total Russia (Cost $2,871)			3,143

SAUDI ARABIA 0.6%
SOVEREIGN ISSUES 0.6%
Saudi Government International Bond
2.875% due 03/04/2023 (a)		$800	797
3.250% due 10/26/2026		200	198
3.625% due 03/04/2028 (a)		800	798

Total Saudi Arabia (Cost $1,783)			1,793

SENEGAL 0.6%
SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
6.250% due 05/23/2033		$1,500	1,547
8.750% due 05/13/2021		200	231

Total Senegal (Cost $1,708)			1,778

SERBIA 0.7%
SOVEREIGN ISSUES 0.7%
Serbia Government International Bond
4.875% due 02/25/2020		$1,900	1,989

Total Serbia (Cost $1,964)			1,989

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.750% due 09/18/2022		$900	893

Total Singapore (Cost $895)			893

SOUTH AFRICA 1.5%
CORPORATE BONDS & NOTES 1.2%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$500	527
6.500% due 04/15/2040		100	105
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		1,200	1,221
7.125% due 02/11/2025		1,000	1,039
Myriad International Holdings BV
5.500% due 07/21/2025		200	218
5.500% due 07/21/2025 (j)		600	655

			3,765

SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
4.665% due 01/17/2024		100	102
4.875% due 04/14/2026		400	404
5.000% due 10/12/2046		300	277

			783

Total South Africa (Cost $4,497)			4,548

SPAIN 0.3%
SOVEREIGN ISSUES 0.3%
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	800	994

Total Spain (Cost $915)			994

SRI LANKA 2.2%
CORPORATE BONDS & NOTES 0.2%
National Savings Bank
5.150% due 09/10/2019		$500	511

SOVEREIGN ISSUES 2.0%
Sri Lanka Government International Bond
5.125% due 04/11/2019		700	718
5.750% due 01/18/2022		1,000	1,059
6.125% due 06/03/2025		1,100	1,166
6.200% due 05/11/2027		800	841
6.250% due 07/27/2021		768	827
6.825% due 07/18/2026		900	991
6.850% due 11/03/2025		400	440

			6,042

Total Sri Lanka (Cost $6,081)			6,553

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Banque Ouest Africaine de Developpement
5.000% due 07/27/2027	$1,200	1,235

Total Supranational (Cost $1,177)		1,235

TAJIKISTAN 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Tajikistan International Bond
7.125% due 09/14/2027	$300	294

Total Tajikistan (Cost $300)		294

TANZANIA 0.3%
SOVEREIGN ISSUES 0.3%
Tanzania Government International Bond
7.452% (US0006M + 6.000%) due 03/09/2020 ~	$778	815

Total Tanzania (Cost $807)		815

TRINIDAD AND TOBAGO 0.4%
CORPORATE BONDS & NOTES 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	$708	718

SOVEREIGN ISSUES 0.2%
Trinidad & Tobago Government International Bond
4.500% due 08/04/2026	600	607

Total Trinidad and Tobago (Cost $1,298)		1,325

TURKEY 4.7%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S
5.004% due 04/06/2023	$200	206
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	335	326
Turkiye Is Bankasi
6.125% due 04/25/2024	400	411

		943

SOVEREIGN ISSUES 4.4%
Export Credit Bank of Turkey
4.250% due 09/18/2022	500	494
5.375% due 10/24/2023	200	206
Turkey Government International Bond
4.875% due 04/16/2043	1,100	980
5.750% due 05/11/2047	1,000	985
6.000% due 03/25/2027	3,600	3,872
6.000% due 01/14/2041	600	617
6.750% due 05/30/2040	1,700	1,894
6.875% due 03/17/2036	1,600	1,809
7.250% due 03/05/2038	700	825
7.500% due 11/07/2019	400	436
8.000% due 02/14/2034	1,100	1,372

		13,490

Total Turkey (Cost $14,098)		14,433

UKRAINE 3.0%
SOVEREIGN ISSUES 3.0%
Ukraine Government International Bond
7.375% due 09/25/2032	$800	781
7.750% due 09/01/2020	3,700	3,931

7.750% due 09/01/2021	1,900	2,020
7.750% due 09/01/2022	1,100	1,169
7.750% due 09/01/2023	200	210
7.750% due 09/01/2024	1,000	1,046

Total Ukraine (Cost $8,695)		9,157

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
DP World Ltd.
6.850% due 07/02/2037	$600	743

Total United Arab Emirates (Cost $523)		743

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Oschadbank Via SSB PLC
9.375% due 03/10/2023	$200	213

Total United Kingdom (Cost $206)		213

UNITED STATES 2.8%
ASSET-BACKED SECURITIES 0.7%
Countrywide Asset-Backed Certificates Trust
1.987% (US0001M + 0.750%) due 11/25/2035 ~	$380	377
Morgan Stanley ABS Capital, Inc. Trust
2.002% (US0001M + 0.765%) due 01/25/2035 ~	71	68
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.757% (US0001M + 0.520%) due 09/25/2035 ~	500	421
Soundview Home Loan Trust
2.137% (US0001M + 0.900%) due 10/25/2037 ~	221	186
Wells Fargo Home Equity Asset-Backed Securities Trust
1.557% (US0001M + 0.320%) due 03/25/2037 ~	1,500	1,196

		2,248

CORPORATE BONDS & NOTES 1.0%
Rio Oil Finance Trust
9.250% due 07/06/2024	2,102	2,195
9.750% due 01/06/2027	944	992

		3,187

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Petroleo Global Trading
3.597% (LIBOR + 0.021%) due 02/19/2020 +~	800	786

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~	6	6
Banc of America Mortgage Trust
3.432% due 02/25/2036 ^~	2	2
BCAP LLC Trust
2.903% due 05/26/2037 ~	1,255	1,059
Bear Stearns Adjustable Rate Mortgage Trust
3.423% due 01/25/2035 ~	3	3
3.666% due 05/25/2047 ^~	21	20
Citigroup Mortgage Loan Trust
3.737% due 09/25/2037 ^~	46	44
Citigroup Mortgage Loan Trust, Inc.
2.833% due 08/25/2035 ~	27	27
CitiMortgage Alternative Loan Trust
1.887% (US0001M + 0.650%) due 10/25/2036 ~	222	182
Countrywide Alternative Loan Trust
1.587% (US0001M + 0.350%) due 05/25/2036 ^~	210	123
GSR Mortgage Loan Trust
3.395% due 01/25/2036 ^~	8	8
IndyMac Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 02/25/2037 ~	328	292
1.877% (US0001M + 0.640%) due 07/25/2045 ~	216	209
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~	4	4
Suntrust Adjustable Rate Mortgage Loan Trust
3.735% due 10/25/2037 ~	194	184

WaMu Mortgage Pass-Through Certificates Trust
3.078% due 02/25/2037 ^~	30	29
Washington Mutual Mortgage Pass-Through Certificates Trust
1.639% (12MTA + 0.750%) due 02/25/2047 ^~	326	266
Wells Fargo Mortgage-Backed Securities Trust
3.386% due 07/25/2036 ^~	8	8

		2,466

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
3.519% (US0012M + 1.815%) due 03/01/2036 ~	37	37

Total United States (Cost $8,394)		8,724

URUGUAY 1.7%
SOVEREIGN ISSUES 1.7%
Uruguay Government International Bond
4.375% due 10/27/2027	$1,054	1,138
4.500% due 08/14/2024	257	282
5.100% due 06/18/2050	3,000	3,171
7.625% due 03/21/2036	400	563

Total Uruguay (Cost $4,811)		5,154

VENEZUELA 2.4%
CORPORATE BONDS & NOTES 0.7%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027	$3,790	1,147
5.500% due 04/12/2037	3,050	930

		2,077

SOVEREIGN ISSUES 1.7%
Venezuela Government International Bond
7.000% due 03/31/2038	300	101
7.650% due 04/21/2025	880	299
7.750% due 10/13/2019	6,110	2,765
8.250% due 10/13/2024	3,850	1,319
9.000% due 05/07/2023	800	284
9.250% due 09/15/2027	1,210	484
9.375% due 01/13/2034	40	14

		5,266

Total Venezuela (Cost $15,145)		7,343

VIRGIN ISLANDS (BRITISH) 0.7%
CORPORATE BONDS & NOTES 0.7%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,150	1,185
GTL Trade Finance, Inc.
7.250% due 04/16/2044	200	214
Rosneft Finance S.A.
7.875% due 03/13/2018	600	615

Total Virgin Islands (British) (Cost $1,949)		2,014

SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS (i) 0.2%		724

ARGENTINA TREASURY BILLS 2.6%
2.850% due 10/13/2017 - 03/16/2018 (e)(f)	$8,000	7,956

U.S. TREASURY BILLS 0.2%
1.018% due 11/09/2017 - 01/04/2018 (e)(f)(m)	490	489

Total Short-Term Instruments (Cost $9,170)		9,169

Total Investments in Securities (Cost $290,867)		293,580

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short-Term Floating NAV Portfolio III	473,884	4,684

Total Short-Term Instruments (Cost $4,684)		4,684

Total Investments in Affiliates (Cost $4,684)		4,684

Total Investments 98.5% (Cost $295,551)		$298,264
Financial Derivative Instruments (k)(l) 0.0% (Cost or Premiums, net $(2,773))		131
Other Assets and Liabilities, net 1.5%		4,366

Net Assets 100.0%		$302,761

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	05/29/2014 - 11/19/2014	$1,374	$490	0.16%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	05/28/2014 - 09/29/2017	1,456	750	0.25

				$2,830	$1,240	0.41%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$724	U.S. Treasury Notes 2.625% due 08/15/2020	$(743)	$724	$724

Total Repurchase Agreements						$(743)	$724	$724

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
JML	0.500%	06/16/2017	TBD	(3)	$(565)	$(566)
NOM	(2.000)	10/02/2017	TBD	(3)	(172)	(172)
	0.650	09/14/2017	TBD	(3)	(880)	(880)
	0.750	08/07/2017	TBD	(3)	(898)	(899)

Total Reverse Repurchase Agreements						$(2,517)

(j)	Securities with an aggregate market value of $2,722 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(7,873) at a weighted average interest rate of 0.088%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2017	86	$10,105	$(71)	$0	$(14)
U.S. Treasury 10-Year Note December Futures	12/2017	2	251	(2)	0	(1)

Total Futures Contracts				$(73)	$0	$(15)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	100	$(4)	$0	$(4)	$0	$0

					$(4)	$0	$(4)	$0	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	13.375%	Maturity	01/02/2018	BRL	1,320	$0	$(8)	$(8)	$0	$0
Receive	1-Year BRL-CDI	12.435	Maturity	01/02/2019		10,200	(22)	(153)	(175)	0	(1)
Receive	1-Year BRL-CDI	12.440	Maturity	01/02/2019		8,900	5	148	153	1	0
Pay	1-Year BRL-CDI	11.680	Maturity	01/04/2021		800	4	(16)	(12)	0	0
Pay	1-Year BRL-CDI	12.850	Maturity	01/04/2021		1,290	(15)	(27)	(42)	0	0
Receive	1-Year BRL-CDI	16.150	Maturity	01/04/2021		6,900	(237)	(171)	(408)	0	(2)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		$5,700	(495)	110	(385)	0	(10)

							$(760)	$(117)	$(877)	$1	$(13)

Total Swap Agreements							$(764)	$(117)	$(881)	$1	$(13)

Cash of $487 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017		$5,708	EUR	4,869	$47	$0
	11/2017	EUR	4,869		$5,717	0	(47)
	12/2017		$712	SGD	954	0	(8)
BPS	10/2017	BRL	27,830		$8,785	0	(2)
	10/2017		$8,877	BRL	27,830	0	(90)
	11/2017	BRL	27,830		$8,840	91	0
	12/2017	SGD	960		705	0	(3)
	12/2017		$1,619	CNH	10,674	0	(18)
CBK	10/2017	ZAR	9,460		$720	22	0
DUB	10/2017	BRL	100		31	0	0
	10/2017		$31	BRL	100	1	0
	07/2018	BRL	100		$30	0	(1)
FBF	10/2017		27,930		8,761	0	(57)
	10/2017		$8,816	BRL	27,930	2	0
	12/2017	CNH	20,960		$3,035	0	(109)
	12/2017	TWD	42,540		1,425	21	0
GLM	12/2017	MXN	4,705		260	4	0
JPM	10/2017	EUR	5,528		6,668	134	0
	10/2017		$790	EUR	659	0	(12)
SOG	12/2017	KRW	445,498		$394	5	0

Total Forward Foreign Currency Contracts						$327	$(347)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Call - OTC USD versus ZAR	ZAR	13.700	10/18/2017	$700	$(6)	$(6)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	$800	$(10)	$0
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	800	(8)	0

						$(18)	$0

Total Written Options						$(24)	$(6)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Turkey Government International Bond	(1.000)%	Quarterly	09/20/2020	1.098%	$300	$27	$(26)	$1	$0
GST	Turkey Government International Bond	(1.000)	Quarterly	09/20/2020	1.098	100	8	(8)	0	0

							$35	$(34)	$1	$0

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2020	1.023%	$300	$(18)	$18	$0	$0
	Colombia Government International Bond	1.000	Quarterly	12/20/2017	0.184	200	(1)	1	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	500	(1)	6	5	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.628	300	(16)	19	3	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.580	400	(25)	30	5	0
	Peru Government International Bond	1.000	Quarterly	09/20/2020	0.381	200	(8)	12	4	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2017	0.357	2,200	(29)	33	4	0
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.825	500	(15)	19	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2018	0.240	300	2	0	2	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.150	3,700	35	(11)	24	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	2.090	400	7	35	42	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.755	200	(8)	9	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2021	0.443	3,000	41	28	69	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	100	0	1	1	0
	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.628	400	(23)	27	4	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.308	100	(14)	12	0	(2)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	200	1	2	3	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.628	1,500	(18)	41	23	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2020	1.343	1,000	(90)	80	0	(10)
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820	3,800	(418)	441	23	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.501	500	(36)	26	0	(10)
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	1.695	600	(28)	10	0	(18)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2020	1.141	1,400	(191)	185	0	(6)
	Brazil Government International Bond	1.000	Quarterly	03/20/2021	1.258	1,300	(58)	47	0	(11)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	3,200	14	19	33	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.308	300	(41)	36	0	(5)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2019	0.682	3,000	19	3	22	0
	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.647	200	(32)	34	2	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.820	3,600	(307)	328	21	0
	Uruguay Government International Bond	1.000	Quarterly	06/20/2020	0.868	1,800	(17)	24	7	0
DUB	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.628	200	(11)	13	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	1.102	7,500	(47)	12	0	(35)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	500	3	4	7	0
	Penerbangan Malaysia Bhd.	1.000	Quarterly	03/20/2020	0.315	200	(2)	5	3	0
FBF	Colombia Government International Bond	1.000	Quarterly	09/20/2020	0.628	200	(11)	13	2	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.735	2,900	(188)	217	29	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2021	2.090	400	4	38	42	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2018	0.579	600	(28)	31	3	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2019	0.755	100	(4)	4	0	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2020	1.023	200	(12)	12	0	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2017	0.184	300	(1)	2	1	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	1.308	100	(14)	12	0	(2)
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	100	1	0	1	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455	2,200	5	1	6	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937	1,000	(49)	4	0	(45)
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	2,600	(19)	46	27	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	200	1	2	3	0
	South Africa Government International Bond	1.000	Quarterly	03/20/2023	1.944	1,700	(139)	59	0	(80)
JPM	Brazil Government International Bond	1.000	Quarterly	12/20/2019	0.853	1,000	(37)	41	4	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2019	0.414	500	3	2	5	0
	Indonesia Government International Bond	1.000	Quarterly	09/20/2020	0.580	300	(19)	23	4	0
	Panama Government International Bond	1.000	Quarterly	06/20/2019	0.254	500	2	5	7	0
	Panama Government International Bond	1.000	Quarterly	12/20/2021	0.628	1,000	(12)	27	15	0
	Peru Government International Bond	1.000	Quarterly	06/20/2018	0.150	1,300	11	(3)	8	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	1.565	1,900	(146)	90	0	(56)
NGF	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2021	0.659	500	1	6	7	0
UAG	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	300	(21)	11	0	(10)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.735	100	(7)	8	1	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2022	1.042	3,600	(9)	3	0	(6)

							$(2,020)	$2,203	$479	$(296)

Total Swap Agreements							$(1,985)	$2,169	$480	$(296)

(m)	Securities with an aggregate market value of $284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$17,779	$0	$17,779
Azerbaijan
Corporate Bonds & Notes	0	1,467	0	1,467
Sovereign Issues	0	618	0	618
Bahrain
Sovereign Issues	0	199	0	199
Brazil
Corporate Bonds & Notes	0	14,969	0	14,969
Sovereign Issues	0	14,036	0	14,036
Cayman Islands
Corporate Bonds & Notes	0	3,321	327	3,648
Chile
Corporate Bonds & Notes	0	6,898	0	6,898
China
Corporate Bonds & Notes	0	5,407	0	5,407
Colombia
Corporate Bonds & Notes	0	3,631	0	3,631
Sovereign Issues	0	7,117	0	7,117
Costa Rica
Sovereign Issues	0	966	0	966
Dominican Republic
Sovereign Issues	0	4,456	0	4,456
Ecuador
Sovereign Issues	0	2,996	0	2,996
Egypt
Sovereign Issues	0	2,040	0	2,040
El Salvador
Sovereign Issues	0	2,660	0	2,660
Ethiopia
Sovereign Issues	0	618	0	618
Gabon
Sovereign Issues	0	688	0	688
Ghana
Sovereign Issues	0	1,114	0	1,114
Guatemala
Sovereign Issues	0	2,298	0	2,298
Hong Kong
Corporate Bonds & Notes	0	4,170	0	4,170
Hungary
Sovereign Issues	0	667	0	667
India
Sovereign Issues	0	689	0	689
Indonesia
Corporate Bonds & Notes	0	10,604	0	10,604
Sovereign Issues	0	12,291	0	12,291
Iraq
Sovereign Issues	0	598	0	598
Ireland
Corporate Bonds & Notes	0	4,928	0	4,928
Israel
Corporate Bonds & Notes	0	746	0	746
Sovereign Issues	0	870	0	870
Ivory Coast
Sovereign Issues	0	1,341	0	1,341
Jamaica
Sovereign Issues	0	478	0	478
Jordan
Sovereign Issues	0	1,680	0	1,680
Kazakhstan
Corporate Bonds & Notes	0	6,914	0	6,914
Sovereign Issues	0	2,119	0	2,119
Luxembourg
Asset-Backed Securities	0	0	234	234
Corporate Bonds & Notes	0	14,409	0	14,409
Malaysia
Corporate Bonds & Notes	0	219	0	219
Mexico
Common Stocks	2	0	0	2
Corporate Bonds & Notes	0	21,423	0	21,423
Sovereign Issues	0	6,909	0	6,909
Mongolia
Sovereign Issues	0	1,019	0	1,019
Namibia
Sovereign Issues	0	306	0	306
Netherlands
Corporate Bonds & Notes	0	1,884	0	1,884
Loan Participations and Assignments	0	0	1,480	1,480
Nigeria
Sovereign Issues	0	1,854	0	1,854
Oman
Sovereign Issues	0	1,544	0	1,544
Panama
Sovereign Issues	0	5,354	0	5,354
Paraguay
Sovereign Issues	0	1,393	0	1,393
Peru
Corporate Bonds & Notes	0	832	0	832
Sovereign Issues	0	3,283	0	3,283
Philippines
Corporate Bonds & Notes	0	1,161	0	1,161
Poland
Sovereign Issues	0	4,216	0	4,216
Qatar
Corporate Bonds & Notes	0	817	0	817
Sovereign Issues	0	851	0	851
Romania
Sovereign Issues	0	380	0	380
Russia
Corporate Bonds & Notes	0	1,243	0	1,243
Sovereign Issues	0	1,900	0	1,900
Saudi Arabia
Sovereign Issues	0	1,793	0	1,793
Senegal
Sovereign Issues	0	1,778	0	1,778
Serbia
Sovereign Issues	0	1,989	0	1,989
Singapore
Corporate Bonds & Notes	0	893	0	893
South Africa
Corporate Bonds & Notes	0	3,765	0	3,765
Sovereign Issues	0	783	0	783
Spain
Sovereign Issues	0	994	0	994
Sri Lanka
Corporate Bonds & Notes	0	511	0	511
Sovereign Issues	0	6,042	0	6,042
Supranational
Corporate Bonds & Notes	0	1,235	0	1,235
Tajikistan
Sovereign Issues	0	294	0	294
Tanzania
Sovereign Issues	0	815	0	815
Trinidad and Tobago
Corporate Bonds & Notes	0	718	0	718
Sovereign Issues	0	607	0	607
Turkey
Corporate Bonds & Notes	0	943	0	943
Sovereign Issues	0	13,490	0	13,490
Ukraine
Sovereign Issues	0	9,157	0	9,157
United Arab Emirates
Corporate Bonds & Notes	0	743	0	743
United Kingdom
Corporate Bonds & Notes	0	213	0	213
United States
Asset-Backed Securities	0	2,248	0	2,248
Corporate Bonds & Notes	0	3,187	0	3,187
Loan Participations and Assignments	0	0	786	786
Non-Agency Mortgage-Backed Securities	0	2,466	0	2,466
U.S. Government Agencies	0	37	0	37
Uruguay
Sovereign Issues	0	5,154	0	5,154
Venezuela
Corporate Bonds & Notes	0	2,077	0	2,077
Sovereign Issues	0	5,266	0	5,266
Virgin Islands (British)
Corporate Bonds & Notes	0	2,014	0	2,014
Short-Term Instruments
Repurchase Agreements	0	724	0	724
Argentina Treasury Bills	0	7,956	0	7,956
U.S. Treasury Bills	0	489	0	489
	$2	$290,751	$2,827	$293,580

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,684	$0	$0	$4,684

Total Investments	$4,686	$290,751	$2,827	$298,264

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1	0	1
Over the counter	0	807	0	807
	$0	$808	$0	$808

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(13)	0	(28)
Over the counter	0	(649)	0	(649)

	$(15)	$(662)	$0	$(677)

Total Financial Derivative Instruments	$(15)	$146	$0	$131

Totals	$4,671	$290,897	$2,827	$298,395

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.7%
AUSTRALIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$300	$312

SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (f)	AUD	127	112

Total Australia (Cost $444)			424

BELGIUM 0.4%
CORPORATE BONDS & NOTES 0.4%
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		$1,800	1,833

Total Belgium (Cost $1,830)			1,833

BRAZIL 0.7%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
5.999% due 01/27/2028		$1,517	1,519
6.125% due 01/17/2022		300	323
7.375% due 01/17/2027		1,200	1,324

Total Brazil (Cost $3,092)			3,166

CANADA 4.1%
CORPORATE BONDS & NOTES 1.5%
Bank of Nova Scotia
1.875% due 04/26/2021		$1,200	1,185
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		400	403
Royal Bank of Canada
2.200% due 09/23/2019		400	402
2.300% due 03/22/2021		800	803
Toronto-Dominion Bank
1.775% (US0003M + 0.440%) due 07/02/2019 ~		500	502
2.250% due 03/15/2021		800	801
2.500% due 01/18/2023		2,000	2,013
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		1,000	1,046

			7,155

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.372% due 06/01/2020	CAD	213	171
1.572% due 07/01/2020		573	460
1.572% due 08/01/2020		225	181

			812

SOVEREIGN ISSUES 2.4%
Canada Government International Bond
1.500% due 12/01/2044 (f)		451	421
Province of Alberta
1.250% due 06/01/2020		1,100	867
2.350% due 06/01/2025		1,100	863
Province of British Columbia
2.300% due 06/18/2026		200	156
Province of Ontario
2.600% due 06/02/2025		9,900	7,921
3.500% due 06/02/2024		600	510
6.200% due 06/02/2031		100	108
Province of Quebec
3.000% due 09/01/2023		1,100	912

			11,758

Total Canada (Cost $19,216)			19,725

CAYMAN ISLANDS 3.7%
ASSET-BACKED SECURITIES 3.6%
Avery Point CLO Ltd.
2.424% (US0003M + 1.120%) due 01/18/2025 ~		$1,600	1,604
Carlyle Global Market Strategies CLO Ltd.
2.444% (US0003M + 1.140%) due 10/16/2025 ~		2,200	2,204
Dryden Senior Loan Fund
1.000% due 10/15/2027 (b)+~		1,200	1,200
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~		2,200	2,212
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~		18	18
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		164	164
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~		1,100	1,100
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~		2,200	2,206
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~		2,100	2,108
Octagon Investment Partners Ltd.
2.404% (US0003M + 1.100%) due 04/15/2026 ~		1,100	1,102
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~		1,100	1,104
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~		223	223
TICP CLO Ltd.
2.494% (US0003M + 1.180%) due 04/26/2026 ~		2,100	2,109

			17,354

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		500	503

Total Cayman Islands (Cost $17,804)			17,857

DENMARK 12.9%
CORPORATE BONDS & NOTES 12.9%
BRFkredit A/S
2.000% due 10/01/2047	DKK	10,339	1,649
2.500% due 10/01/2047		2,477	408
4.000% due 01/01/2018		7,100	1,140
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		30,740	4,887
2.000% due 10/01/2050		3,000	472
2.500% due 10/01/2037		1,481	249
Nykredit Realkredit A/S
1.000% due 10/01/2017		62,500	9,927
2.000% due 10/01/2037		4,325	712
2.000% due 10/01/2047		53,763	8,545
2.000% due 10/01/2050		3,100	486
2.500% due 10/01/2037		7,274	1,221
2.500% due 10/01/2047		26,818	4,419
Realkredit Danmark A/S
1.000% due 01/01/2018		19,100	3,045
1.000% due 04/01/2018		84,600	13,538
2.000% due 04/01/2018		16,200	2,605
2.000% due 10/01/2037		4,512	743
2.000% due 10/01/2047		28,217	4,485
2.500% due 10/01/2037		8,537	1,434
2.500% due 10/01/2047		14,666	2,420

Total Denmark (Cost $57,698)			62,385

FRANCE 3.7%
CORPORATE BONDS & NOTES 1.5%
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		$1,200	1,264
Dexia Credit Local S.A.
1.875% due 09/15/2021		2,000	1,962
2.250% due 02/18/2020		2,600	2,605
2.375% due 09/20/2022		600	599
Societe Generale S.A.
8.250% (USSW5 + 6.394%) due 11/29/2018 ~(g)		700	742

			7,172

SOVEREIGN ISSUES 2.2%
France Government International Bond
1.250% due 05/25/2036	EUR	300	343
2.000% due 05/25/2048 (i)		7,400	9,076
3.250% due 05/25/2045 (i)		800	1,260

			10,679

Total France (Cost $16,973)			17,851

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG
4.250% due 10/14/2021		$1,800	1,888
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		600	595
Landwirtschaftliche Rentenbank
4.750% due 03/12/2019	NZD	1,200	897

Total Germany (Cost $3,410)			3,380

GREECE 0.1%
CORPORATE BONDS & NOTES 0.1%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	300	354

Total Greece (Cost $316)			354

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$800	829

Total Guernsey, Channel Islands (Cost $798)			829

IRELAND 1.5%
ASSET-BACKED SECURITIES 0.7%
Carlyle Global Market Strategies Euro CLO Ltd.
0.659% (EUR006M + 0.930%) due 08/15/2027 ~	EUR	1,900	2,250
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~		800	947

			3,197

CORPORATE BONDS & NOTES 0.6%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		$1,500	1,535
4.625% due 10/30/2020		800	852
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		400	421

			2,808

SOVEREIGN ISSUES 0.2%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	700	1,123

Total Ireland (Cost $6,681)			7,128

ITALY 4.2%
CORPORATE BONDS & NOTES 0.5%
Assicurazioni Generali SpA
5.500% (EUR003M + 5.350%) due 10/27/2047 ~	EUR	700	960
Banca Carige SpA
3.875% due 10/24/2018		1,000	1,224
Banca Monte dei Paschi di Siena SpA
5.000% due 02/09/2056		100	121

			2,305

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Casa D’este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		52	61
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~		225	266
Giovecca Mortgages SRL
0.268% (EUR003M + 0.600%) due 04/23/2048 ~		15	18

			345

SOVEREIGN ISSUES 3.6%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021		2,600	3,055
1.450% due 11/15/2024		6,000	7,026
2.450% due 09/01/2033		3,400	3,899
2.700% due 03/01/2047		100	106
2.800% due 03/01/2067		1,000	1,000
3.450% due 03/01/2048		1,000	1,204
Italy Government International Bond
6.000% due 08/04/2028	GBP	600	990

			17,280

Total Italy (Cost $19,218)			19,930

JAPAN 3.8%
CORPORATE BONDS & NOTES 0.6%
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		$700	686
2.362% due 05/28/2021		300	298
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		400	407
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~		700	702
2.601% due 09/11/2022		200	198
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~		600	621

			2,912

SOVEREIGN ISSUES 3.2%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		1,200	1,170
Japan Bank for International Cooperation
2.000% due 11/04/2021		1,300	1,287
2.375% due 07/21/2022		800	804
2.500% due 06/01/2022		300	303
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		2,100	2,078
2.625% due 04/20/2022		1,100	1,104
Japan Government International Bond
0.300% due 06/20/2046	JPY	620,000	4,766
0.500% due 09/20/2046		350,000	2,844
Tokyo Metropolitan Government
2.000% due 05/17/2021		$700	691
2.500% due 06/08/2022		600	603

			15,650

Total Japan (Cost $20,006)			18,562

JERSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Delphi Automotive PLC
3.150% due 11/19/2020		$1,100	1,126

Total Jersey, Channel Islands (Cost $1,126)			1,126

KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond
2.750% due 03/20/2022		$900	911
3.500% due 03/20/2027		2,800	2,884

Total Kuwait (Cost $3,669)			3,795

LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	1,650	2,006
Emerald Bay S.A.
5.000% due 10/31/2020 +~		98	99
5.000% due 06/23/2022 +~		191	192
Wind Acquisition Finance S.A.
7.000% due 04/23/2021		1,200	1,476

Total Luxembourg (Cost $3,407)			3,773

MALAYSIA 0.5%
SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	3,600	853
3.678% due 11/23/2017		7,400	1,754

Total Malaysia (Cost $2,617)			2,607

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Preferred Term Securities Ltd.
1.724% (US0003M + 0.400%) due 06/23/2035 ~		$1,039	924

Total Multinational (Cost $757)			924

NETHERLANDS 3.2%
ASSET-BACKED SECURITIES 0.4%
Babson Euro CLO BV
1.300% due 04/15/2027	EUR	700	830
Chapel BV
0.029% (EUR003M + 0.360%) due 07/17/2066 ~		132	155
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~		30	35
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~		600	714

			1,734

CORPORATE BONDS & NOTES 2.8%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,494
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	700	963
Fiat Chrysler Automobiles NV
4.500% due 04/15/2020		$400	418
ING Bank NV
2.625% due 12/05/2022		3,600	3,649
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~		3,100	3,161
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		500	491
NXP BV
4.125% due 06/01/2021		800	839
Petrobras Global Finance BV
8.375% due 12/10/2018		200	214
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	1,000	1,415
Vonovia Finance BV
3.200% due 10/02/2017		$1,000	1,000
5.000% due 10/02/2023		100	107

			13,751

Total Netherlands (Cost $14,949)			15,485

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Bank ASA
2.375% due 06/02/2021		$400	399
DNB Boligkreditt A/S
2.500% due 03/28/2022		1,100	1,108

			1,507

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,800	249

Total Norway (Cost $1,758)			1,756

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
8.200% due 08/12/2026	PEN	3,100	1,175

Total Peru (Cost $1,172)			1,175

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
2.250% due 04/25/2022	PLN	6,600	1,780

Total Poland (Cost $1,640)			1,780

PORTUGAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	300	110
4.750% due 01/15/2018 ^(c)		200	74

Total Portugal (Cost $566)			184

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.750% due 09/30/2019		$400	432
SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.625% due 06/02/2046		300	315

Total Qatar (Cost $725)			747

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$3,700	3,654
2.875% due 03/04/2023 (b)		1,000	997
3.250% due 10/26/2026		400	396
3.625% due 03/04/2028 (b)		900	898

Total Saudi Arabia (Cost $5,948)			5,945

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd.
2.375% due 09/15/2021		$1,000	985
3.500% due 09/18/2027		300	298

Total Singapore (Cost $1,284)			1,283

SLOVENIA 1.4%
SOVEREIGN ISSUES 1.4%
Slovenia Government International Bond
4.125% due 02/18/2019		$3,200	3,296
4.750% due 05/10/2018		400	407
5.250% due 02/18/2024		2,450	2,815

Total Slovenia (Cost $6,321)			6,518

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$400	394

Total South Korea (Cost $392)			394

SPAIN 4.1%
CORPORATE BONDS & NOTES 0.9%
Banco Bilbao Vizcaya Argentaria S.A.
7.000% (EUSA5 + 6.155%) due 02/19/2019 ~(g)	EUR	200	247
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(g)		700	877
Telefonica Emisiones S.A.U.
5.134% due 04/27/2020		$800	859
5.462% due 02/16/2021		100	110
5.877% due 07/15/2019		2,000	2,132

			4,225

SOVEREIGN ISSUES 3.2%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	300	360
4.900% due 09/15/2021		900	1,118
4.950% due 02/11/2020		670	834
Autonomous Community of Valencia
4.900% due 03/17/2020		600	788
Spain Government International Bond
1.450% due 10/31/2027		4,600	5,357
1.500% due 04/30/2027		2,900	3,428
2.150% due 10/31/2025		800	1,014
2.900% due 10/31/2046		2,300	2,751

			15,650

Total Spain (Cost $18,996)			19,875

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	338
0.500% due 08/10/2023		400	268

Total Supranational (Cost $636)			606

SWEDEN 6.5%
CORPORATE BONDS & NOTES 6.5%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	24,600	3,049
2.250% due 09/21/2022		17,600	2,316
Nordea Hypotek AB
1.000% due 04/08/2022		38,900	4,855
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		14,000	1,787
3.000% due 06/20/2018		1,500	189
Stadshypotek AB
1.500% due 12/15/2021		31,000	3,957
1.875% due 10/02/2019		$2,700	2,691
2.500% due 09/18/2019	SEK	1,000	129
2.500% due 04/05/2022		$300	302
4.500% due 09/21/2022	SEK	22,000	3,194
Svenska Handelsbanken AB
2.450% due 03/30/2021		$2,100	2,116
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022	SEK	25,000	3,149
2.000% due 06/17/2026		6,000	760
Swedbank AB
2.200% due 03/04/2020		$300	301
Swedbank Hypotek AB
1.000% due 09/15/2021	SEK	3,900	489
1.000% due 06/15/2022		16,800	2,094
3.750% due 12/20/2017		1,100	136

Total Sweden (Cost $29,550)			31,514

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG
6.500% due 08/08/2023		$200	226
Credit Suisse Group AG
2.519% (US0003M + 1.200%) due 12/14/2023 ~		800	807
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		1,400	1,406
2.200% due 06/08/2020		900	902
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		2,000	2,031
4.750% (EUSA5 + 3.400%) due 02/12/2026 ~	EUR	180	236
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 ~		$1,200	1,197

			6,805

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	300	464

Total Switzerland (Cost $7,207)			7,269

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
First Abu Dhabi Bank PJSC
2.250% due 02/11/2020		$500	499

Total United Arab Emirates (Cost $495)			499

UNITED KINGDOM 9.3%
CORPORATE BONDS & NOTES 4.8%
Barclays Bank PLC
7.625% due 11/21/2022		$3,300	3,797
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		500	516
Barclays PLC
3.419% (US0003M + 2.110%) due 08/10/2021 ~		600	627
3.650% due 03/16/2025		600	602
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(g)	EUR	200	249
BAT International Finance PLC
1.625% due 09/09/2019		$400	397
British Telecommunications PLC
2.350% due 02/14/2019		500	503
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	400	601
Frontier Finance PLC
8.000% due 03/23/2022		900	1,264
HBOS PLC
6.750% due 05/21/2018		$1,100	1,133
Imperial Brands Finance PLC
2.950% due 07/21/2020		500	508
Lloyds Bank PLC
5.125% due 03/07/2025	GBP	700	1,165
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(g)		1,200	1,678
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(g)		600	901
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(g)		500	804
Nationwide Building Society
4.125% (EUSA5 + 3.300%) due 03/20/2023 ~	EUR	900	1,083
10.250% ~(g)	GBP	3	556
RAC Bond Co. PLC
4.870% due 05/06/2046		300	442
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/2022		$600	599
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,700	1,726
2.875% due 08/05/2021		400	402
Smiths Group PLC
7.200% due 05/15/2019		600	644
Tesco PLC
5.125% due 04/10/2047	EUR	400	523
6.125% due 02/24/2022	GBP	300	458
Tesco Property Finance PLC
5.411% due 07/13/2044		196	286
7.623% due 07/13/2039		91	158
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		500	691
Virgin Money PLC
2.250% due 04/21/2020		700	956

			23,269

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Business Mortgage Finance PLC
0.660% (BP0003M + 0.380%) due 02/15/2039 ~	341	453
2.280% (BP0003M + 2.000%) due 02/15/2041 ~	306	402
Eurohome UK Mortgages PLC
0.477% (BP0003M + 0.150%) due 06/15/2044 ~	473	618
Eurosail PLC
0.447% (BP0003M + 0.160%) due 06/10/2044 ~	25	33
1.252% (BP0003M + 0.950%) due 06/13/2045 ~	700	914
Mansard Mortgages PLC
0.977% (BP0003M + 0.650%) due 12/15/2049 ~	186	249
Newgate Funding PLC
0.437% (BP0003M + 0.160%) due 12/01/2050 ~	300	374
1.327% (BP0003M + 1.000%) due 12/15/2050 ~	299	385
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~	1,743	2,345
RMAC Securities PLC
0.442% (BP0003M + 0.150%) due 06/12/2044 ~	523	675
Thrones PLC
1.130% (BP0003M + 0.850%) due 11/15/2049 ~	312	419
Towd Point Mortgage Funding PLC
1.482% due 02/20/2054	1,419	1,916

		8,783

SOVEREIGN ISSUES 2.7%
United Kingdom Gilt
3.250% due 01/22/2044	3,800	6,449
3.500% due 01/22/2045	600	1,068
4.250% due 12/07/2040	1,200	2,308
4.250% due 12/07/2046	1,600	3,251

		13,076

Total United Kingdom (Cost $44,302)		45,128

UNITED STATES 34.2%
ASSET-BACKED SECURITIES 5.6%
ACE Securities Corp. Home Equity Loan Trust
1.377% (US0001M + 0.140%) due 07/25/2036 ~	$1,578	1,193
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	1	1
1.937% (US0001M + 0.700%) due 10/25/2031 ~	1	1
Amresco Residential Securities Corp. Mortgage Loan Trust
2.177% (US0001M + 0.940%) due 06/25/2029 ~	1	1
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~	2,181	1,976
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.617% (US0001M + 0.380%) due 02/25/2036 ~	675	529
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~	636	425
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2036 ~	736	631
1.497% (US0001M + 0.260%) due 06/25/2037 ~	2,700	2,537
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~	470	469
1.377% (US0001M + 0.140%) due 06/25/2035 ~	457	393
1.377% (US0001M + 0.140%) due 03/25/2037 ~	2,261	1,900
1.377% (US0001M + 0.140%) due 06/25/2037 ~	597	523
1.377% (US0001M + 0.140%) due 06/25/2047 ^~	471	379
1.377% (US0001M + 0.140%) due 06/25/2047 ~	1,469	1,310
1.387% (US0001M + 0.150%) due 04/25/2047 ~	506	494
1.527% (US0001M + 0.290%) due 07/25/2036 ~	560	550
5.107% due 08/25/2035 ^~	740	678
Countrywide Asset-Backed Certificates Trust
2.587% (US0001M + 1.350%) due 04/25/2035 ~	1,000	1,015
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	1	1
GSAMP Trust
1.667% (US0001M + 0.430%) due 11/25/2035 ^~	1,375	927
Home Equity Mortgage Loan Asset-Backed Trust
1.477% (US0001M + 0.240%) due 04/25/2037 ~	664	455
HSI Asset Securitization Corp. Trust
1.497% (US0001M + 0.260%) due 04/25/2037 ~	893	548
Long Beach Mortgage Loan Trust
1.797% (US0001M + 0.560%) due 10/25/2034 ~	12	12
Morgan Stanley ABS Capital, Inc. Trust
1.367% (US0001M + 0.130%) due 10/25/2036 ~	181	168

Morgan Stanley Home Equity Loan Trust
1.337% (US0001M + 0.100%) due 12/25/2036 ~		1,135	652
1.467% (US0001M + 0.230%) due 04/25/2037 ~		947	597
Morgan Stanley Mortgage Loan Trust
5.919% due 09/25/2046 ^		182	92
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.527% (US0001M + 0.290%) due 03/25/2036 ~		700	621
NovaStar Mortgage Funding Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		855	668
Renaissance Home Equity Loan Trust
3.787% (US0001M + 2.550%) due 12/25/2032 ~		439	421
5.294% due 01/25/2037		647	348
5.675% due 06/25/2037 ^		1,058	525
5.731% due 11/25/2036		1,040	605
Residential Asset Mortgage Products Trust
1.454% (LIBOR01M + 0.220%) due 12/25/2035 ~		499	444
1.464% (LIBOR01M + 0.230%) due 12/25/2035 ~		1,161	920
Residential Asset Securities Corp. Trust
1.487% (US0001M + 0.250%) due 11/25/2036 ~		2,078	1,444
1.737% (US0001M + 0.500%) due 07/25/2032 ^~		2	1
Saxon Asset Securities Trust
2.987% (US0001M + 1.750%) due 12/25/2037 ~		447	417
3.037% (US0001M + 1.800%) due 05/25/2031 ~		647	582
Soundview Home Loan Trust
1.387% (US0001M + 0.150%) due 06/25/2037 ~		99	69
Structured Asset Investment Loan Trust
1.367% (US0001M + 0.130%) due 07/25/2036 ~		567	426
1.547% (US0001M + 0.310%) due 01/25/2036 ~		1,600	1,311
Terwin Mortgage Trust
2.177% (US0001M + 0.940%) due 11/25/2033 ~		26	26

			27,285

CORPORATE BONDS & NOTES 15.7%
AIG Global Funding
1.815% (US0003M + 0.480%) due 07/02/2020 ~		1,000	1,002
Ally Financial, Inc.
3.600% due 05/21/2018		1,600	1,614
8.000% due 11/01/2031		200	259
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		300	301
American International Group, Inc.
3.900% due 04/01/2026		1,100	1,144
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	519
Anthem, Inc.
2.250% due 08/15/2019		800	804
AT&T, Inc.
1.800% due 09/04/2026	EUR	1,000	1,200
2.254% (US0003M + 0.950%) due 07/15/2021 ~		$1,400	1,418
3.400% due 08/14/2024		2,200	2,206
Bank of America Corp.
2.816% (US0003M + 0.930%) due 07/21/2023 ~		1,000	1,001
6.875% due 04/25/2018		800	823
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		400	401
3.222% due 08/15/2024		200	201
3.557% due 08/15/2027		700	704
Boston Scientific Corp.
2.850% due 05/15/2020		2,300	2,339
Cardinal Health, Inc.
1.948% due 06/14/2019		1,300	1,302
CBOE Holdings, Inc.
1.950% due 06/28/2019		500	500
Charter Communications Operating LLC
3.750% due 02/15/2028		900	879
4.464% due 07/23/2022		600	634
6.384% due 10/23/2035		600	703
CIT Group, Inc.
3.875% due 02/19/2019		600	613
Citigroup, Inc.
2.050% due 06/07/2019		200	200
2.247% (US0003M + 0.930%) due 06/07/2019 ~		600	606
2.650% due 10/26/2020		500	505
Citizens Bank N.A.
1.887% (US0003M + 0.570%) due 05/26/2020 ~		1,100	1,103
2.550% due 05/13/2021		400	402
Cleveland Electric Illuminating Co.
8.875% due 11/15/2018		1,100	1,183
Crown Castle Towers LLC
4.883% due 08/15/2040		1,100	1,166
D.R. Horton, Inc.
3.750% due 03/01/2019		1,000	1,019
4.000% due 02/15/2020		1,200	1,243

Dell International LLC
3.480% due 06/01/2019		1,400	1,427
Delta Air Lines, Inc.
2.875% due 03/13/2020		1,400	1,418
eBay, Inc.
2.150% due 06/05/2020		900	902
2.750% due 01/30/2023		200	200
EQT Corp.
2.500% due 10/01/2020 (b)		500	502
3.000% due 10/01/2022 (b)		400	401
ERAC USA Finance LLC
2.600% due 12/01/2021		1,000	996
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	237
1.700% due 06/30/2022	GBP	200	267
Ford Motor Credit Co. LLC
1.897% due 08/12/2019		$1,800	1,792
2.304% (US0003M + 1.000%) due 01/09/2020 ~		700	706
2.943% due 01/08/2019		500	506
3.157% due 08/04/2020		300	306
3.200% due 01/15/2021		300	306
Forest Laboratories LLC
5.000% due 12/15/2021		600	656
GATX Corp.
2.500% due 03/15/2019		700	705
General Motors Financial Co., Inc.
3.100% due 01/15/2019		1,100	1,116
Georgia-Pacific LLC
3.163% due 11/15/2021		400	409
Goldman Sachs Group, Inc.
2.473% (US0003M + 1.160%) due 04/23/2020 ~		400	407
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		600	599
Hudson Pacific Properties LP
3.950% due 11/01/2027 (b)		300	299
International Lease Finance Corp.
8.250% due 12/15/2020		500	585
International Paper Co.
9.375% due 05/15/2019		1,100	1,227
JPMorgan Chase & Co.
2.550% due 10/29/2020		100	101
Kinder Morgan, Inc.
5.000% due 02/15/2021		400	429
KLA-Tencor Corp.
4.125% due 11/01/2021		400	423
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~		900	901
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)		200	13
MetLife, Inc.
6.817% due 08/15/2018		1,100	1,149
Metropolitan Life Global Funding
2.000% due 04/14/2020		300	299
MUFG Americas Holdings Corp.
3.000% due 02/10/2025		700	690
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~		2,200	2,201
Navient Corp.
3.683% (CPI YOY + 2.050%) due 01/16/2018 ~		1	23
4.875% due 06/17/2019		600	623
5.500% due 01/15/2019		1,700	1,761
8.000% due 03/25/2020		300	332
8.450% due 06/15/2018		160	167
New York Life Global Funding
2.900% due 01/17/2024		1,500	1,520
Nissan Motor Acceptance Corp.
2.021% (US0003M + 0.690%) due 09/28/2022 ~		1,000	1,003
Northwell Healthcare, Inc.
4.260% due 11/01/2047		400	403
Pricoa Global Funding
2.200% due 06/03/2021		600	599
Protective Life Global Funding
2.262% due 04/08/2020		2,200	2,201
Public Service Enterprise Group, Inc.
2.000% due 11/15/2021		400	392
QVC, Inc.
3.125% due 04/01/2019		800	808
RELX Capital, Inc.
8.625% due 01/15/2019		300	324
Rockwell Collins, Inc.
2.800% due 03/15/2022		900	910
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		1,700	1,703
SES Global Americas Holdings GP
2.500% due 03/25/2019		600	599

SLM Student Loan Trust
0.852% (BP0003M + 0.550%) due 03/15/2038 ~	GBP	700	915
Smithfield Foods, Inc.
2.700% due 01/31/2020		$100	100
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~		200	202
Springleaf Finance Corp.
5.250% due 12/15/2019		300	313
6.000% due 06/01/2020		400	424
Tesla, Inc.
5.300% due 08/15/2025		200	196
Time Warner Cable LLC
5.000% due 02/01/2020		300	317
8.250% due 04/01/2019		400	435
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~		1,100	1,102
4.125% due 03/16/2027		900	941
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		2,100	2,102
2.450% due 11/20/2019		1,100	1,109
Wells Fargo & Co.
2.423% (US0003M + 1.110%) due 01/24/2023 ~		1,000	1,018
2.541% (US0003M + 1.230%) due 10/31/2023 ~		2,000	2,047
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020		300	303
3.150% due 04/01/2022		900	916

			75,977

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
CenturyLink, Inc.
2.750% due 01/31/2025 ~		900	874
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~		591	594
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		300	295

			1,763

MUNICIPAL BONDS & NOTES 0.0%
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		100	141

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~		32	32
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^		569	534
Banc of America Mortgage Trust
3.432% due 02/25/2036 ^~		67	63
Bear Stearns Adjustable Rate Mortgage Trust
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~		30	31
3.312% due 08/25/2033 ~		2	2
3.636% (US0012M + 1.950%) due 03/25/2035 ~		3	3
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~		51	48
3.392% due 11/25/2035 ^~		34	29
3.452% due 09/25/2035 ~		34	30
3.685% due 08/25/2036 ^~		47	37
3.833% due 03/25/2036 ^~		154	133
Bear Stearns Structured Products, Inc. Trust
3.435% due 12/26/2046 +~		33	29
Chase Mortgage Finance Trust
3.129% due 07/25/2037 ~		64	59
Citigroup Mortgage Loan Trust, Inc.
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~		6	6
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
3.340% due 09/25/2035 ^~		373	344
Countrywide Alternative Loan Trust
1.446% (US0001M + 0.210%) due 03/20/2046 ~		72	62
1.517% (US0001M + 0.280%) due 02/25/2037 ~		59	54
1.889% (12MTA + 1.000%) due 12/25/2035 ~		64	60
2.258% (12MTA + 1.500%) due 11/25/2035 ~		14	13
5.250% due 06/25/2035 ^		10	10
Countrywide Home Loan Mortgage Pass-Through Trust
1.697% (US0001M + 0.460%) due 05/25/2035 ~		28	26
1.877% (US0001M + 0.640%) due 03/25/2035 ~		55	51
1.897% (US0001M + 0.660%) due 02/25/2035 ~		7	7
3.165% due 11/25/2034 ~		8	8
3.489% due 08/25/2034 ^~		19	18
5.500% due 01/25/2035		403	408
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036		1,867	1,808
5.863% due 02/25/2037 ^~		199	94

DBUBS Mortgage Trust
0.300% due 11/10/2046 ~(a)	400	4
0.747% due 11/10/2046 ~(a)	296	5
Deutsche ALT-A Securities, Inc.
1.987% (US0001M + 0.750%) due 10/25/2047 ~	1,070	947
GSR Mortgage Loan Trust
1.567% (US0001M + 0.330%) due 12/25/2034 ~	59	56
3.395% due 01/25/2036 ^~	63	63
3.635% due 04/25/2035 ~	299	302
IndyMac Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 05/25/2046 ~	571	549
1.477% (US0001M + 0.240%) due 07/25/2035 ~	26	25
JPMorgan Mortgage Trust
3.042% due 07/27/2037 ~	106	102
3.395% due 02/25/2036 ^~	36	33
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	6	6
Merrill Lynch Mortgage Investors Trust
2.665% (US0006M + 1.250%) due 10/25/2035 ~	9	10
Morgan Stanley Bank of America Merrill Lynch Trust
1.156% due 12/15/2048 ~(a)	989	43
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~	42	43
Residential Accredit Loans, Inc. Trust
1.387% (US0001M + 0.150%) due 02/25/2047 ~	36	24
1.417% (US0001M + 0.180%) due 06/25/2046 ~	312	151
1.447% (US0001M + 0.210%) due 04/25/2046 ~	529	303
Structured Adjustable Rate Mortgage Loan Trust
3.471% due 04/25/2034 ~	6	6
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 05/25/2036 ~	14	11
1.457% (US0001M + 0.220%) due 05/25/2036 ~	101	93
1.457% (US0001M + 0.220%) due 09/25/2047 ~	148	140
1.697% (US0001M + 0.460%) due 05/25/2045 ~	24	23
1.817% (US0001M + 0.580%) due 07/19/2034 ~	2	2
1.897% (US0001M + 0.660%) due 09/19/2032 ~	2	2
1.937% (US0001M + 0.700%) due 03/19/2034 ~	5	5
2.389% (12MTA + 1.500%) due 08/25/2047 ^~	44	41
TBW Mortgage-Backed Trust
5.970% due 09/25/2036	189	18
Thornburg Mortgage Securities Trust
2.978% (LIBOR12M + 1.250%) due 06/25/2047 ^~	15	14
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ~	9	8
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	27	24
Wachovia Mortgage Loan Trust LLC
3.543% due 10/20/2035 ^~	137	132
WaMu Mortgage Pass-Through Certificates Trust
1.547% (US0001M + 0.310%) due 01/25/2045 ~	118	116
1.869% (12MTA + 0.980%) due 06/25/2046 ~	46	45
1.889% (12MTA + 1.000%) due 02/25/2046 ~	106	104
1.957% (COF 11 + 1.250%) due 02/27/2034 ~	5	5
2.730% due 03/25/2033 ~	12	12
2.854% due 12/25/2036 ^~	243	220
3.042% due 04/25/2035 ~	50	50
3.062% due 03/25/2035 ~	62	63
Washington Mutual Mortgage Pass-Through Certificates Trust
1.829% (12MTA + 0.940%) due 07/25/2046 ^~	28	21
Wells Fargo Mortgage-Backed Securities Trust
3.161% due 03/25/2035 ~	78	79
3.190% due 03/25/2036 ^~	183	176
3.386% due 07/25/2036 ^~	46	46
3.419% due 04/25/2036 ~	5	5

		8,127

U.S. GOVERNMENT AGENCIES 7.6%
Fannie Mae
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	5	5
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	3	3
1.584% (US0001M + 0.350%) due 09/25/2042 ~	17	17
1.637% (LIBOR01M + 0.400%) due 06/25/2036 ~	33	33
1.667% (LIBOR01M + 0.430%) due 11/25/2040 ~	48	49
1.687% (LIBOR01M + 0.450%) due 11/25/2040 - 01/25/2044 ~	304	305
1.817% (LIBOR01M + 0.580%) due 06/25/2041 ~	229	231
2.029% (12MTA + 1.200%) due 10/01/2044 ~	17	18
2.037% (LIBOR01M + 0.800%) due 12/25/2039 ~	259	263
2.880% (US0012M + 1.380%) due 12/01/2034 ~	5	5
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	31	33
3.288% due 05/25/2035 ~	12	12
3.500% due 11/01/2021	90	94
6.000% due 07/25/2044	10	12
Fannie Mae, TBA
3.000% due 11/01/2047	9,100	9,111
3.500% due 10/01/2047 - 12/01/2047	19,100	19,626

Freddie Mac
1.503% due 01/15/2038 ~(a)		562	27
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~		562	560
1.734% (LIBOR01M + 0.500%) due 12/15/2032 ~		7	7
1.834% (LIBOR01M + 0.600%) due 12/15/2037 ~		15	15
2.030% (12MTA + 1.200%) due 10/25/2044 ~		47	47
3.165% (H15T1Y + 2.267%) due 02/01/2029 ~		3	3
3.250% (US0012M + 1.625%) due 03/01/2035 ~		5	5
3.475% (US0012M + 1.725%) due 04/01/2035 ~		65	68
Ginnie Mae
2.031% (US0001M + 0.800%) due 05/20/2066 - 06/20/2066 ~		4,353	4,389
2.074% (US0001M + 0.850%) due 11/20/2066 ~		690	698
2.625% (H15T1Y + 1.500%) due 04/20/2028 - 06/20/2030 ~		3	3
NCUA Guaranteed Notes
1.701% (LIBOR01M + 0.470%) due 11/05/2020 ~		867	869
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~		239	240

			36,748

U.S. TREASURY OBLIGATIONS 3.2%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (l)		108	109
0.125% due 04/15/2022		2,214	2,214
0.125% due 07/15/2022 (j)(l)		1,916	1,926
0.125% due 01/15/2023 (j)(l)		2,439	2,433
0.125% due 07/15/2024 (j)(l)		155	153
0.375% due 07/15/2025 (j)(l)		8,568	8,568
0.625% due 01/15/2026 (l)		52	52
2.000% due 01/15/2026 (l)		123	139
U.S. Treasury Notes
2.250% due 11/15/2025 (l)		100	100

			15,694

Total United States (Cost $162,919)			165,735

SHORT-TERM INSTRUMENTS 12.9%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.781% due 03/16/2018		$2,300	2,302

REPURCHASE AGREEMENTS (h) 0.2%			987

JAPAN TREASURY BILLS 10.7%
(0.124)% due 10/16/2017 - 12/04/2017 (d)(e)	JPY	5,820,000	51,727

MEXICO TREASURY BILLS 0.8%
7.017% due 11/30/2017 - 03/01/2018 (d)(e)	MXN	75,300	4,030

U.S. TREASURY BILLS 0.7%
1.041% due 11/09/2017 - 01/18/2018 (d)(e)(l)		$3,572	3,565

Total Short-Term Instruments (Cost $62,805)			62,611

Total Investments in Securities (Cost $540,727)			554,153

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		34,828	344

Total Short-Term Instruments (Cost $344)			344

Total Investments in Affiliates (Cost $344)			344

Total Investments 114.8% (Cost $541,071)			$554,497
Financial Derivative Instruments (i)(k) 0.2% (Cost or Premiums, net $(2,691))			925
Other Assets and Liabilities, net (15.0)%			(72,417)

Net Assets 100.0%			$483,005

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$987	U.S. Treasury Notes 2.625% due 08/15/2020	$(1,007)	$987	$987

Total Repurchase Agreements						$(1,007)	$987	$987

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	1.400%	09/29/2017	10/02/2017		$(104)	$(104)
BPS	(1.400)	08/03/2017	11/02/2017	EUR	(7,837)	(9,257)
	0.440	07/20/2017	10/11/2017	GBP	(762)	(1,021)
BSN	1.300	07/05/2017	10/05/2017		$(1,433)	(1,438)
	1.310	07/06/2017	10/06/2017		(4,364)	(4,378)
GRE	1.320	09/28/2017	10/05/2017		(2,222)	(2,222)
MBC	(0.450)	07/27/2017	10/19/2017	EUR	(8,780)	(10,369)
	0.350	07/20/2017	10/11/2017	GBP	(1,315)	(1,763)
	0.400	07/21/2017	10/11/2017		(1,538)	(2,063)
MYI	(0.250)	08/02/2017	11/02/2017	EUR	(3,449)	(4,075)
UBS	0.400	07/18/2017	10/11/2017	GBP	(801)	(1,074)

Total Reverse Repurchase Agreements						$(37,764)

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(26,206) at a weighted average interest rate of 0.288%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	254	$635	$22	$14

Total Purchased Options					$22	$14

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	254	$635	$(27)	$(5)

Total Written Options					$(27)	$(5)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2017	255	CAD	50,259	$(77)	$26	$0
3-Month Canada Bankers Acceptance December Futures	12/2018	8		1,570	1	1	0
90-Day Eurodollar March Futures	03/2018	369		$90,783	(70)	0	(5)
Australia Government 3-Year Note December Futures	12/2017	30	AUD	2,613	(11)	2	(3)
Australia Government 10-Year Bond December Futures	12/2017	36		3,587	(68)	6	(21)
Canada Government 10-Year Bond December Futures	12/2017	37	CAD	4,012	(78)	5	(4)
Euro-Bobl December Futures	12/2017	103	EUR	15,969	(53)	4	(6)
Euro-BTP Italy Government Bond December Futures	12/2017	56		8,933	(36)	32	0
Euro-Buxl 30-Year Bond December Futures	12/2017	17		3,280	(72)	17	(11)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	29		5,317	(42)	8	(4)
Euro-Schatz December Futures	12/2017	349		46,252	(12)	0	(4)
Japan Government 10-Year Bond December Futures	12/2017	24	JPY	32,068	(145)	19	(68)
U.S. Treasury 5-Year Note December Futures	12/2017	220		$25,850	(161)	0	(36)
U.S. Treasury 10-Year Note December Futures	12/2017	443		55,513	(581)	0	(104)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	160		26,420	(400)	65	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	91	GBP	15,107	(5)	1	0
United Kingdom Long Gilt December Futures	12/2017	59		9,794	(304)	20	(2)

					$(2,114)	$206	$(268)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	204		$(50,245)	$11	$0	$0
90-Day Eurodollar December Futures	12/2018	6		(1,472)	2	1	0
90-Day Eurodollar March Futures	03/2019	369		(90,488)	24	32	0
Euro-Bund 10-Year Bond December Futures	12/2017	17	EUR	(3,235)	33	4	(4)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	14		(8)	1	1	0
U.S. Treasury 2-Year Note December Futures	12/2017	25		$(5,393)	15	3	0
U.S. Treasury 30-Year Bond December Futures	12/2017	55		(8,405)	134	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	91	GBP	(15,075)	6	0	(2)

					$226	$41	$(8)

Total Futures Contracts					$(1,888)	$247	$(276)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.157%		$700	$(20)	$1	$(19)	$0	$0
BASF Co.	(1.000)	Quarterly	12/20/2020	0.145	EUR	200	(6)	(1)	(7)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.182		300	(7)	(3)	(10)	0	(1)
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.192		600	(19)	0	(19)	0	0
Navient Corp.	(5.000)	Quarterly	03/20/2019	0.518		$1,100	(67)	(7)	(74)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.128		700	(21)	2	(19)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.134		700	(20)	1	(19)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.265	EUR	200	(5)	(1)	(6)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.334		200	(3)	(2)	(5)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.134		$300	(8)	0	(8)	0	0

							$(176)	$(10)	$(186)	$0	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2021	0.460%		$700	$5	$11	$16	$0	$0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.763	EUR	500	(15)	27	12	0	(1)
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.660		300	(22)	7	(15)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	1.286		800	(41)	29	(12)	0	(1)

							$(73)	$74	$1	$0	$(2)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$4,000	$(303)	$(15)	$(318)	$0	$(10)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	57,900	(909)	(802)	(1,711)	0	(31)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		20,700	(548)	(8)	(556)	0	(13)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		52,300	(945)	(172)	(1,117)	0	(18)

						$(2,705)	$(997)	$(3,702)	$0	$(72)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	58,800	$(104)	$(330)	$(434)	$52	$0
Pay (6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		29,800	(91)	(144)	(235)	31	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		8,100	219	84	303	0	(13)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(60)	(32)	(92)	1	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	5	(19)	(14)	0	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	64,800	35	58	93	0	(8)
Receive	3-Month SEK-STIBOR	0.440	Annual	08/08/2022	SEK	24,100	0	(6)	(6)	0	(5)
Receive	3-Month SEK-STIBOR	0.413	Annual	08/10/2022		37,400	0	(2)	(2)	0	(8)
Receive	3-Month SEK-STIBOR	0.398	Annual	08/11/2022		29,300	0	1	1	0	(6)
Receive	3-Month SEK-STIBOR	0.425	Annual	08/14/2022		10,200	0	(1)	(1)	0	(2)
Receive (6)	3-Month SEK-STIBOR	0.750	Annual	03/21/2023		79,700	(24)	(23)	(47)	0	(16)
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/18/2018		$236,400	103	124	227	0	(8)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/18/2019		236,400	(192)	(190)	(382)	54	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		79,400	497	(138)	359	33	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		46,300	(256)	88	(168)	30	0
Pay	3-Month USD-LIBOR	1.310	Quarterly	06/12/2022		9,000	0	3	3	0	(1)
Pay	3-Month USD-LIBOR	1.324	Quarterly	06/19/2022		19,800	1	0	1	0	(3)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		22,900	(320)	125	(195)	41	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		42,300	1,046	(389)	657	77	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		15,200	(367)	948	581	29	0
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		12,200	(304)	139	(165)	24	0
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		17,200	240	103	343	0	(17)
Receive	3-Month USD-LIBOR	1.768	Semi-Annual	12/15/2046		300	55	(7)	48	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		3,500	251	(30)	221	0	(6)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		14,700	(477)	(61)	(538)	0	(24)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		800	0	(51)	(51)	0	(2)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		2,900	0	(184)	(184)	0	(7)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	15,000	(1)	54	53	5	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	46,300	574	(214)	360	3	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		23,250	98	(145)	(47)	28	(41)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		6,900	150	125	275	3	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		24,400	39	(10)	29	3	0
Pay (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		17,400	32	(133)	(101)	2	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		24,400	19	8	27	0	(3)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		1,900	(17)	41	24	0	(3)
Receive	6-Month GBP-LIBOR	1.700	Semi-Annual	03/10/2026		100	(1)	(3)	(4)	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		8,600	(247)	216	(31)	0	(29)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		1,300	(39)	(2)	(41)	0	(10)
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	3,280,000	12	10	22	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021		150,000	(21)	(1)	(22)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	09/20/2026		440,000	(92)	5	(87)	0	(5)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		70,000	2	(1)	1	0	(1)
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		2,340,000	288	2,915	3,203	0	(43)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		150,000	25	126	151	0	(2)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		120,000	(257)	82	(175)	4	0
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		140,000	(25)	9	(16)	6	0
Pay	28-Day MXN-TIIE	7.278	Lunar	03/22/2022		21,800	0	22	22	0	(2)
Pay	28-Day MXN-TIIE	7.317	Lunar	03/23/2022		18,100	0	20	20	0	(2)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		18,700	(106)	42	(64)	0	(2)

							$690	$3,232	$3,922	$426	$(270)

Total Swap Agreements							$(2,264)	$2,299	$35	$426	$(345)

(j)	Securities with an aggregate market value of $3,227 and cash of $6,193 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	12/2017		$2,943	CNH	20,327	$106	$0
BOA	10/2017	BRL	4,345		$1,388	16	0
	10/2017	EUR	1,161		1,388	16	0
	10/2017		$1,372	BRL	4,345	0	0
	10/2017		32,252	DKK	201,739	0	(211)
	10/2017		43,158	EUR	36,815	353	0
	10/2017		1,382	GBP	1,019	0	(16)
	10/2017		19,402	SEK	158,655	80	(4)
	11/2017	EUR	36,815		$43,228	0	(353)
	11/2017	KRW	438,956		383	0	0
	11/2017	SEK	156,725		19,194	0	(80)
	11/2017		$1,383	BRL	4,345	0	(17)
	11/2017		2,260	TRY	8,227	20	0
	01/2018	DKK	228,414		$36,335	214	(358)
BPS	10/2017	IDR	12,806,000		950	0	0
	10/2017		$246	EUR	206	0	(3)
	10/2017		1,255	PEN	4,101	0	0
	12/2017	INR	27,865		$424	1	0
	12/2017		$1,218	INR	78,538	0	(25)
	03/2018	MXN	58,300		$2,788	0	(341)
	04/2018	DKK	100,800		15,016	0	(1,176)
	04/2018		$117	KRW	131,567	0	(2)
BRC	10/2017		1,240	IDR	16,690,024	0	(2)
	11/2017	MYR	7,647		$1,821	12	0
CBK	10/2017	EUR	1,611		1,922	18	0
	10/2017	JPY	560,000		5,031	51	0
	10/2017	PEN	1,994		610	0	0
	10/2017		$8,343	JPY	941,119	21	0
	11/2017	JPY	1,651,119		$14,830	154	(21)
	12/2017		290,000		2,638	53	0
	12/2017		$2,298	MXN	41,653	0	(37)
DUB	10/2017	BRL	2,850		$900	0	0
	10/2017		$898	BRL	2,850	2	0
	11/2017		1,602		5,090	0	(2)
	07/2018	BRL	2,600		$738	0	(56)
FBF	10/2017		1,495		472	0	0
	10/2017		$477	BRL	1,495	0	(5)
	12/2017		2,725	INR	178,599	0	(12)
GLM	10/2017	AUD	209		$168	4	0
	10/2017	CAD	569		456	0	0
	10/2017	CHF	582		607	6	0
	10/2017	DKK	13,735		2,127	0	(55)
	10/2017	EUR	949		1,136	14	0
	10/2017	GBP	1,012		1,322	0	(34)
	10/2017	JPY	2,131,120		19,326	374	0
	10/2017	NOK	1,955		251	6	0
	10/2017	RUB	142,316		2,428	0	(32)
	10/2017		$661	EUR	559	0	0
	10/2017		403	IDR	5,426,395	0	(1)
	10/2017		1,163	PEN	3,798	0	0
	11/2017	JPY	91,300		$813	0	0
	12/2017		$2,282	SGD	3,093	0	0
	04/2018	DKK	1,170		$179	0	(9)
	04/2018		$675	KRW	766,733	0	(3)
HUS	10/2017	CAD	18,235		$14,626	12	0
	10/2017	DKK	72,840		11,155	0	(414)
	10/2017		$338	CAD	423	1	0
	10/2017		4,838	RUB	282,421	44	0
	11/2017	PLN	6,526		$1,811	23	0
IND	10/2017	DKK	3,065		492	6	0
JPM	10/2017	AUD	689		546	5	0
	10/2017	CAD	461		378	9	0
	10/2017	DKK	50,360		7,779	6	(225)
	10/2017	EUR	35,026		42,278	881	0
	10/2017	IDR	1,481,700		110	0	0
	10/2017	JPY	1,730,000		15,418	35	0
	10/2017	NZD	1,425		1,019	0	(10)
	10/2017		$1,389	EUR	1,167	0	(10)
	10/2017		26,627	GBP	19,887	21	0
	10/2017		623	IDR	8,399,020	0	0
	10/2017		275	RUB	15,881	0	0
	10/2017		2,382	SEK	18,945	0	(56)
	11/2017	EUR	4,045		$4,787	0	(2)
	11/2017	GBP	19,887		26,654	0	(20)
	11/2017	JPY	740,000		6,750	161	0
	12/2017	INR	58,407		888	1	0
	12/2017		$666	INR	43,663	0	(3)
	04/2018	KRW	940,788		$837	13	0
	04/2018		$720	KRW	811,296	0	(9)
MSB	11/2017	JPY	310,000		$2,815	55	0
	11/2017	KRW	877,185		766	0	0
	12/2017	JPY	290,000		2,638	54	0
NAB	10/2017		$15,563	CAD	19,265	0	(123)
	11/2017	CAD	19,265		$15,566	123	0
NGF	11/2017	MXN	17,000		824	0	(100)
	11/2017	TRY	3,786		1,050	1	0
RBC	10/2017	SEK	1,455		183	4	0
SCX	10/2017	IDR	30,515,439		2,266	3	0
	10/2017	SEK	176,145		22,289	662	0
	12/2017	SGD	12,846		9,404	0	(73)
	01/2018		$2,244	IDR	30,515,439	0	(4)
SOG	10/2017	GBP	20,911		$27,157	0	(863)
TOR	10/2017	DKK	117,037		18,056	0	(532)
UAG	10/2017		8,910		1,371	0	(44)
	10/2017	EUR	2,141		2,521	0	(10)
	10/2017		$1,372	GBP	1,017	0	(10)
	11/2017	MYR	3,700		$881	5	0
	12/2017	CNH	19,908		2,818	0	(168)
	12/2017		$6	INR	393	0	0
	01/2018		281	DKK	1,760	0	0
	04/2018	KRW	765,990		$675	4	0

Total Forward Foreign Currency Contracts						$3,650	$(5,531)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY 120.000	04/17/2020	$1,629	$30	$32
DUB	Call - OTC USD versus JPY	120.000	04/17/2020	1,264	23	25
GLM	Call - OTC USD versus JPY	120.000	04/20/2020	1,961	36	39

					$89	$96

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$20,500	$17	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017	74,800	76	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	104,500	87	1

							$180	$2

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	10/26/2017	$45,800	$5	$0

Total Purchased Options						$274	$98

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus CAD	CAD	0.951	12/21/2017	AUD	2,000	$(8)	$(7)
	Call - OTC AUD versus CAD		1.005	12/21/2017		2,000	(9)	(7)
BPS	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018		$345	(7)	(2)
DUB	Put - OTC AUD versus CAD	CAD	0.959	12/20/2017	AUD	1,900	(8)	(10)
	Call - OTC AUD versus CAD		1.013	12/20/2017		1,900	(9)	(4)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$600	(32)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	2,200	(29)	(11)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$1,400	(135)	(14)
	Put - OTC USD versus BRL		3.892	07/02/2018		1,400	(135)	(274)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		1,961	(36)	(10)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		2,144	(44)	(12)

							$(452)	$(351)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor (1)	0.000%	3-Month USD-LIBOR	10/26/2017	$45,800	$0	$0

Total Written Options						$(452)	$(351)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.342%	$200	$(7)	$1	$0	$(6)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	1,700	(61)	9	0	(52)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	1,200	(41)	5	0	(36)
	Springleaf Finance Corp.	(5.000)	Quarterly	06/20/2020	1.402	400	(38)	(1)	0	(39)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	1,000	(35)	5	0	(30)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342	1,700	(60)	9	0	(51)

							$(242)	$28	$0	$(214)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Shire Acquisitions Investments Ireland DAC +	1.000%	Quarterly	12/20/2021	1.079%	EUR	200	$(7)	$5	$0	$(2)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755		$100	(6)	3	0	(3)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937		100	(5)	0	0	(5)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		600	1	1	2	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528		200	(13)	9	0	(4)

								$(30)	$18	$2	$(14)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	1,400	$73	$(69)	$4	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	8,000	$10,560	$1	$148	$149	$0
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	2,600	2,061	9	(32)	0	(23)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		1,500	1,182	(4)	(1)	0	(5)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	11,100	13,575	(39)	1,322	1,283	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		2,000	2,640	(6)	43	37	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		800	976	(1)	95	94	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		10,900	13,331	(21)	1,281	1,260	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	504	394	2	(1)	1	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	1,000	1,220	29	89	118	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		2,600	3,180	(15)	316	301	0

								$(45)	$3,260	$3,243	$(28)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	3-Month KRW-KORIBOR	1.993%	Quarterly	07/10/2027	KRW	3,206,400	$0	$11	$11	$0
SOG	Receive	3-Month KRW-KORIBOR	2.030	Quarterly	07/10/2027		2,933,300	0	1	1	0

								$0	$12	$12	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$3	$0	$(1)	$0	$(1)
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	5	0	(3)	0	(3)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	3	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	5	0	(2)	0	(2)

							$0	$(7)	$0	$(7)

Total Swap Agreements							$(244)	$3,242	$3,261	$(263)

(l)	Securities with an aggregate market value of $4,420 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$312	$0	$312
Sovereign Issues	0	112	0	112
Belgium
Corporate Bonds & Notes	0	1,833	0	1,833
Brazil
Corporate Bonds & Notes	0	3,166	0	3,166
Canada
Corporate Bonds & Notes	0	7,155	0	7,155
Non-Agency Mortgage-Backed Securities	0	812	0	812
Sovereign Issues	0	11,758	0	11,758
Cayman Islands
Asset-Backed Securities	0	16,154	1,200	17,354
Corporate Bonds & Notes	0	503	0	503
Denmark
Corporate Bonds & Notes	0	62,385	0	62,385
France
Corporate Bonds & Notes	0	7,172	0	7,172
Sovereign Issues	0	10,679	0	10,679
Germany
Corporate Bonds & Notes	0	3,380	0	3,380
Greece
Corporate Bonds & Notes	0	354	0	354
Guernsey, Channel Islands
Corporate Bonds & Notes	0	829	0	829
Ireland
Asset-Backed Securities	0	3,197	0	3,197
Corporate Bonds & Notes	0	2,808	0	2,808
Sovereign Issues	0	1,123	0	1,123
Italy
Corporate Bonds & Notes	0	2,305	0	2,305
Non-Agency Mortgage-Backed Securities	0	345	0	345
Sovereign Issues	0	17,280	0	17,280
Japan
Corporate Bonds & Notes	0	2,912	0	2,912
Sovereign Issues	0	15,650	0	15,650
Jersey, Channel Islands
Corporate Bonds & Notes	0	1,126	0	1,126
Kuwait
Sovereign Issues	0	3,795	0	3,795
Luxembourg
Corporate Bonds & Notes	0	3,482	291	3,773
Malaysia
Sovereign Issues	0	2,607	0	2,607
Multinational
Corporate Bonds & Notes	0	924	0	924
Netherlands
Asset-Backed Securities	0	1,734	0	1,734
Corporate Bonds & Notes	0	13,751	0	13,751
Norway
Corporate Bonds & Notes	0	1,507	0	1,507
Sovereign Issues	0	249	0	249
Peru
Sovereign Issues	0	1,175	0	1,175
Poland
Sovereign Issues	0	1,780	0	1,780
Portugal
Corporate Bonds & Notes	0	184	0	184
Qatar
Corporate Bonds & Notes	0	432	0	432
Sovereign Issues	0	315	0	315
Saudi Arabia
Sovereign Issues	0	5,945	0	5,945
Singapore
Corporate Bonds & Notes	0	1,283	0	1,283
Slovenia
Sovereign Issues	0	6,518	0	6,518
South Korea
Corporate Bonds & Notes	0	394	0	394
Spain
Corporate Bonds & Notes	0	4,225	0	4,225
Sovereign Issues	0	15,650	0	15,650
Supranational
Corporate Bonds & Notes	0	606	0	606
Sweden
Corporate Bonds & Notes	0	31,514	0	31,514
Switzerland
Corporate Bonds & Notes	0	6,805	0	6,805
Sovereign Issues	0	464	0	464
United Arab Emirates
Corporate Bonds & Notes	0	499	0	499
United Kingdom
Corporate Bonds & Notes	0	23,269	0	23,269
Non-Agency Mortgage-Backed Securities	0	8,783	0	8,783
Sovereign Issues	0	13,076	0	13,076
United States
Asset-Backed Securities	0	27,285	0	27,285
Corporate Bonds & Notes	0	75,977	0	75,977
Loan Participations and Assignments	0	1,468	295	1,763
Municipal Bonds & Notes	0	141	0	141
Non-Agency Mortgage-Backed Securities	0	8,098	29	8,127
U.S. Government Agencies	0	36,748	0	36,748
U.S. Treasury Obligations	0	15,694	0	15,694
Short-Term Instruments
Certificates of Deposit	0	2,302	0	2,302
Repurchase Agreements	0	987	0	987
Japan Treasury Bills	0	51,727	0	51,727
Mexico Treasury Bills	0	4,030	0	4,030
U.S. Treasury Bills	0	3,565	0	3,565
	$0	$552,338	$1,815	$554,153

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$344	$0	$0	$344

Total Investments	$344	$552,338	$1,815	$554,497

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	261	426	0	687
Over the counter	0	7,009	0	7,009
	$261	$7,435	$0	$7,696

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(281)	(345)	0	(626)
Over the counter	0	(6,143)	(2)	(6,145)

	$(281)	$(6,488)	$(2)	$(6,771)

Total Financial Derivative Instruments	$(20)	$947	$(2)	$925

Totals	$324	$553,285	$1,813	$555,422

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Portfolio (Unhedged)

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.4%
AUSTRALIA 0.6%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$100	$104

SOVEREIGN ISSUES 0.3%
New South Wales Treasury Corp.
2.750% due 11/20/2025 (e)	AUD	127	112

Total Australia (Cost $232)			216

BELGIUM 0.6%
CORPORATE BONDS & NOTES 0.6%
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		$200	204

Total Belgium (Cost $203)			204

BRAZIL 1.6%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
5.999% due 01/27/2028		$116	116
6.125% due 01/17/2022		100	108

			224

SOVEREIGN ISSUES 0.9%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	400	124
0.000% due 04/01/2018 (d)		600	183

			307

Total Brazil (Cost $532)			531

CANADA 6.0%
CORPORATE BONDS & NOTES 0.6%
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		$100	101
Royal Bank of Canada
2.300% due 03/22/2021		100	100

			201

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canadian Mortgage Pools
1.572% due 07/01/2020	CAD	72	57

SOVEREIGN ISSUES 5.2%
Province of Alberta
1.250% due 06/01/2020		100	79
2.350% due 06/01/2025		100	78
Province of Ontario
2.600% due 06/02/2025		1,700	1,360
6.200% due 06/02/2031 (h)		100	109
Province of Quebec
3.500% due 12/01/2022		100	85

			1,711

Total Canada (Cost $1,926)			1,969

CAYMAN ISLANDS 0.8%
ASSET-BACKED SECURITIES 0.8%
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~		$173	174
Dryden Senior Loan Fund
1.000% due 10/15/2027 +~(b)		100	100

Total Cayman Islands (Cost $273)			274

DENMARK 12.6%
CORPORATE BONDS & NOTES 12.6%
BRFkredit A/S
2.000% due 10/01/2017	DKK	2,400	381
2.000% due 10/01/2047		395	63
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		994	158
2.000% due 10/01/2050		700	110
2.500% due 10/01/2037		82	14
2.500% due 10/01/2047		248	41
2.500% due 10/01/2050		200	32
3.000% due 10/01/2047		70	12
Nykredit Realkredit A/S
1.000% due 10/01/2017		3,500	556
2.000% due 10/01/2017		700	111
2.000% due 10/01/2037		1,055	174
2.000% due 10/01/2047		3,485	554
2.500% due 10/01/2037		536	90
2.500% due 10/01/2047		1,627	268
Realkredit Danmark A/S
1.000% due 04/01/2018		4,500	720
2.000% due 01/01/2018		200	32
2.000% due 04/01/2018		400	64
2.000% due 10/01/2037		91	15
2.000% due 10/01/2047		2,588	411
2.000% due 10/01/2050		300	47
2.500% due 10/01/2037		406	68
2.500% due 10/01/2047		1,435	237
3.000% due 10/01/2047		69	12

Total Denmark (Cost $3,898)			4,170

FRANCE 5.4%
CORPORATE BONDS & NOTES 1.3%
Dexia Credit Local S.A.
2.250% due 02/18/2020		$300	301
SFR Group S.A.
5.625% due 05/15/2024	EUR	100	128

			429

SOVEREIGN ISSUES 4.1%
France Government International Bond
1.250% due 05/25/2036 (h)		200	229
2.000% due 05/25/2048 (h)		650	797
3.250% due 05/25/2045 (h)		200	315

			1,341

Total France (Cost $1,615)			1,770

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
4.250% due 10/14/2021		$200	210
Kreditanstalt fuer Wiederaufbau
6.000% due 08/20/2020	AUD	100	86

Total Germany (Cost $307)			296

IRELAND 0.5%
SOVEREIGN ISSUES 0.5%
Ireland Government International Bond
5.400% due 03/13/2025 (h)	EUR	100	160

Total Ireland (Cost $144)			160

ITALY 4.0%
CORPORATE BONDS & NOTES 0.8%
Banca Carige SpA
3.875% due 10/24/2018	EUR	200	245

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~		64	76
Giovecca Mortgages SRL
0.268% (EUR003M + 0.600%) due 04/23/2048 ~		15	18

			94

SOVEREIGN ISSUES 2.9%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		100	117
2.450% due 09/01/2033 (h)		400	459
2.800% due 03/01/2067 (h)		100	100
3.450% due 03/01/2048		100	120
Italy Government International Bond
6.000% due 08/04/2028	GBP	100	165

			961

Total Italy (Cost $1,257)			1,300

JAPAN 5.5%
CORPORATE BONDS & NOTES 0.6%
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~		$200	207

SOVEREIGN ISSUES 4.9%
Development Bank of Japan, Inc.
1.625% due 09/01/2021		200	195
Japan Bank for International Cooperation
2.500% due 06/01/2022		200	202
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		200	201
Japan Government International Bond
0.300% due 06/20/2046	JPY	80,000	615
0.500% due 09/20/2046		50,000	406

			1,619

Total Japan (Cost $1,998)			1,826

KUWAIT 0.6%
SOVEREIGN ISSUES 0.6%
Kuwait International Government Bond
3.500% due 03/20/2027		$200	206

Total Kuwait (Cost $198)			206

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Commerzbank Finance & Covered Bond S.A.
4.250% due 06/04/2018	EUR	200	243

Total Luxembourg (Cost $217)			243

MALAYSIA 0.6%
SOVEREIGN ISSUES 0.6%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	300	71
3.678% due 11/23/2017		500	119

Total Malaysia (Cost $190)			190

NETHERLANDS 2.0%
CORPORATE BONDS & NOTES 2.0%
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	100	138
ING Bank NV
2.625% due 12/05/2022		$250	253
Mylan NV
2.500% due 06/07/2019		100	100
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	50	71
Vonovia Finance BV
3.200% due 10/02/2017		$100	100

Total Netherlands (Cost $650)			662

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
8.200% due 08/12/2026	PEN	200	76

Total Peru (Cost $76)			76

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
2.250% due 04/25/2022	PLN	400	108

Total Poland (Cost $99)			108

SAUDI ARABIA 1.2%
SOVEREIGN ISSUES 1.2%
Saudi Government International Bond
2.375% due 10/26/2021		$400	395

Total Saudi Arabia (Cost $397)			395

SLOVENIA 0.9%
SOVEREIGN ISSUES 0.9%
Slovenia Government International Bond
4.125% due 02/18/2019		$300	309

Total Slovenia (Cost $307)			309

SPAIN 3.2%
SOVEREIGN ISSUES 3.2%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	100	120
4.950% due 02/11/2020		50	62
Spain Government International Bond
1.450% due 10/31/2027		200	233
1.500% due 04/30/2027		400	473
2.150% due 10/31/2025		50	63
2.900% due 10/31/2046		100	120

Total Spain (Cost $1,040)			1,071

SWEDEN 6.3%
CORPORATE BONDS & NOTES 6.3%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	1,500	186
2.250% due 09/21/2022		2,300	302
Nordea Hypotek AB
1.000% due 04/08/2022		3,400	424
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		500	64
3.000% due 06/20/2018		1,000	126
Stadshypotek AB
1.500% due 12/15/2021		1,000	128
2.500% due 09/18/2019		1,000	129
4.500% due 09/21/2022		2,000	290
Svenska Handelsbanken AB
2.485% (US0003M + 1.150%) due 03/30/2021 ~		$250	256
Swedbank Hypotek AB
1.000% due 09/15/2021	SEK	600	75
1.000% due 06/15/2022		600	75
3.750% due 12/20/2017		300	37

Total Sweden (Cost $2,000)			2,092

SWITZERLAND 1.6%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG
3.000% due 10/29/2021		$250	257
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		200	201

			458

SOVEREIGN ISSUES 0.2%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	50	77

Total Switzerland (Cost $527)			535

UNITED KINGDOM 9.3%
CORPORATE BONDS & NOTES 3.0%
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(f)	EUR	200	249
British Telecommunications PLC
9.125% due 12/15/2030		$60	91
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	100	168
Nationwide Building Society
10.250% ~(f)		0	52
Santander UK Group Holdings PLC
2.875% due 10/16/2020		$200	203
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	49	73
Virgin Money PLC
2.250% due 04/21/2020		100	137

			973

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Eurosail PLC
0.035% (EUR003M + 0.160%) due 03/13/2045 ~	EUR	45	52
0.044% (EUR003M + 0.160%) due 12/10/2044 ~		38	45
0.462% (BP0003M + 0.160%) due 03/13/2045 ~	GBP	90	118
Kensington Mortgage Securities PLC
0.045% (EUR003M + 0.170%) due 06/14/2040 ~	EUR	38	44
Mansard Mortgages PLC
0.977% (BP0003M + 0.650%) due 12/15/2049 ~	GBP	112	150
Newgate Funding PLC
1.327% (BP0003M + 1.000%) due 12/15/2050 ~		150	193
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~		97	130
RMAC Securities PLC
0.237% (EUR003M + 0.150%) due 06/12/2044 ~	EUR	115	131
0.462% (BP0003M + 0.170%) due 06/12/2044 ~	GBP	130	168

			1,031

SOVEREIGN ISSUES 3.2%
United Kingdom Gilt
3.250% due 01/22/2044 (h)		500	848
3.500% due 01/22/2045 (h)		120	214

			1,062

Total United Kingdom (Cost $2,958)			3,066

UNITED STATES 35.8%
ASSET-BACKED SECURITIES 3.7%
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 06/25/2037 ~		$200	188
Countrywide Asset-Backed Certificates
1.457% (US0001M + 0.220%) due 06/25/2047 ~		300	247
Countrywide Asset-Backed Certificates Trust
1.897% (US0001M + 0.660%) due 08/25/2035 ~		155	151
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~		33	33
Renaissance Home Equity Loan Trust
3.787% (US0001M + 2.550%) due 12/25/2032 ~		75	72
Saxon Asset Securities Trust
2.987% (US0001M + 1.750%) due 12/25/2037 ~		75	70
SG Mortgage Securities Trust
1.387% (US0001M + 0.150%) due 10/25/2036 ~		200	161
SLM Student Loan Trust
1.433% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	41	49
Structured Asset Investment Loan Trust
2.962% (US0001M + 1.725%) due 10/25/2034 ~		$116	110
Structured Asset Securities Corp. Mortgage Loan Trust
1.372% (US0001M + 0.135%) due 07/25/2036 ~		23	22
Terwin Mortgage Trust
2.177% (US0001M + 0.940%) due 11/25/2033 ~		2	2
VOLT LLC
3.125% due 09/25/2047		100	100

			1,205

CORPORATE BONDS & NOTES 14.7%
Air Lease Corp.
3.000% due 09/15/2023	100	100
Ally Financial, Inc.
3.600% due 05/21/2018	100	101
3.750% due 11/18/2019	100	102
8.000% due 11/01/2031	100	129
American International Group, Inc.
3.900% due 04/01/2026	100	104
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	100	101
Bank of America Corp.
2.816% (US0003M + 0.930%) due 07/21/2023 ~	100	100
Bank of New York Mellon Corp.
2.200% due 08/16/2023	200	196
BAT Capital Corp.
3.222% due 08/15/2024	100	100
Becton Dickinson and Co.
3.250% due 11/12/2020	100	103
Cardinal Health, Inc.
1.948% due 06/14/2019	100	100
Charter Communications Operating LLC
3.750% due 02/15/2028	100	98
Chubb INA Holdings, Inc.
3.350% due 05/03/2026	100	103
Citigroup, Inc.
2.650% due 10/26/2020	100	101
D.R. Horton, Inc.
3.750% due 03/01/2019	100	102
Dell International LLC
3.480% due 06/01/2019	200	204
4.420% due 06/15/2021	100	105
Delta Air Lines, Inc.
2.875% due 03/13/2020	100	101
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	100	101
Dresdner Funding Trust
8.151% due 06/30/2031	100	129
Energy Transfer LP
4.650% due 06/01/2021	100	106
Enterprise Products Operating LLC
6.500% due 01/31/2019	100	106
ERAC USA Finance LLC
2.600% due 12/01/2021	100	100
Kinder Morgan Energy Partners LP
6.850% due 02/15/2020	100	110
KLA-Tencor Corp.
4.125% due 11/01/2021	100	106
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~	100	100
MUFG Americas Holdings Corp.
3.000% due 02/10/2025	100	99
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~	200	200
Navient Corp.
4.875% due 06/17/2019	100	104
Nissan Motor Acceptance Corp.
2.021% (US0003M + 0.690%) due 09/28/2022 ~	100	100
OneMain Financial Holdings LLC
6.750% due 12/15/2019	100	104
Plains All American Pipeline LP
5.750% due 01/15/2020	100	106
Progress Energy, Inc.
7.050% due 03/15/2019	100	107
QVC, Inc.
3.125% due 04/01/2019	100	101
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~	200	200
Southern Co.
2.750% due 06/15/2020	100	102
Springleaf Finance Corp.
8.250% due 12/15/2020	100	113
Time Warner Cable LLC
4.125% due 02/15/2021	100	104
UnitedHealth Group, Inc.
3.750% due 07/15/2025	100	106
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	100	100
4.125% due 03/16/2027	100	105

Wells Fargo & Co.
2.423% (US0003M + 1.110%) due 01/24/2023 ~	100	102
Zimmer Biomet Holdings, Inc.
3.550% due 04/01/2025	100	101

		4,862

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
CenturyLink, Inc.
2.750% due 01/31/2025	100	97
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024	99	99

		196

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	114	107
BCAP LLC Trust
5.750% due 02/28/2037 ~	77	74
Chase Mortgage Finance Trust
3.129% due 07/25/2037 ~	5	5
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	9	9
Commercial Mortgage Trust
1.798% due 07/10/2046 ~(a)	612	1
2.141% due 07/10/2046 ~(a)	457	20
Countrywide Alternative Loan Trust
1.937% (US0001M + 0.700%) due 05/25/2036 ~	338	199
Countrywide Home Loan Mortgage Pass-Through Trust
6.500% due 11/25/2047	76	69
DBUBS Mortgage Trust
0.300% due 11/10/2046 ~(a)	200	2
0.747% due 11/10/2046 ~(a)	148	3
Deutsche ALT-A Securities, Inc.
1.427% (US0001M + 0.190%) due 08/25/2047 ~	151	135
First Horizon Mortgage Pass-Through Trust
3.341% due 05/25/2037 ^~	34	29
GSR Mortgage Loan Trust
3.282% due 11/25/2035 ~	107	107
HarborView Mortgage Loan Trust
1.517% (US0001M + 0.280%) due 02/19/2036 ~	291	253
Impac CMB Trust
1.957% (US0001M + 0.720%) due 10/25/2034 ~	69	68
IndyMac Mortgage Loan Trust
1.477% (US0001M + 0.240%) due 07/25/2035 ~	24	23
JPMCC Commercial Mortgage Securities Trust
3.379% due 09/15/2050	100	103
JPMorgan Alternative Loan Trust
3.332% due 12/25/2035 ^~	72	67
JPMorgan Chase Commercial Mortgage Securities Trust
4.070% due 11/15/2043	200	209
JPMorgan Mortgage Trust
3.395% due 02/25/2036 ^~	18	16
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.094% (US0001M + 0.860%) due 08/15/2032 ~	37	36
Merrill Lynch Mortgage Investors Trust
2.973% due 02/25/2035 ~	10	10
Morgan Stanley Bank of America Merrill Lynch Trust
1.156% due 12/15/2048 ~(a)	304	13
Thornburg Mortgage Securities Trust
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	13	12
WaMu Mortgage Pass-Through Certificates Trust
3.062% due 03/25/2035 ~	75	76
3.146% due 03/25/2034 ~	77	78
Wells Fargo Mortgage-Backed Securities Trust
3.450% due 10/25/2035 ~	19	19

		1,743

U.S. GOVERNMENT AGENCIES 7.4%
Fannie Mae
1.667% (LIBOR01M + 0.430%) due 11/25/2040 ~	24	24
1.687% (LIBOR01M + 0.450%) due 11/25/2040 ~	58	58
2.037% (LIBOR01M + 0.800%) due 12/25/2039 ~	29	29
Fannie Mae, TBA
3.000% due 11/01/2047	500	501
3.500% due 12/01/2047	400	411
Freddie Mac
1.503% due 01/15/2038 ~(a)	70	3
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~	70	70
1.834% (LIBOR01M + 0.600%) due 12/15/2037 ~	7	8
Freddie Mac, TBA
3.500% due 11/01/2047	1,000	1,029

NCUA Guaranteed Notes
1.604% (LIBOR01M + 0.370%) due 11/06/2017 ~		195	195
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~		97	98
Small Business Administration
5.980% due 05/01/2022		26	27

			2,453

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022		101	101
0.125% due 01/15/2023 (h)		1,167	1,164
0.375% due 07/15/2025		103	103

			1,368

Total United States (Cost $11,510)			11,827

SHORT-TERM INSTRUMENTS 13.2%
CERTIFICATES OF DEPOSIT 0.9%
Barclays Bank PLC
1.781% due 03/16/2018		$100	100
1.940% due 09/04/2018		200	200

			300

REPURCHASE AGREEMENTS (g) 1.7%			548

JAPAN TREASURY BILLS 9.7%
(0.147)% due 11/06/2017 - 12/04/2017 (c)(d)	JPY	360,000	3,200

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	5,200	278

Total Short-Term Instruments (Cost $4,384)			4,326

Total Investments in Securities (Cost $36,938)			37,822

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		1,176	12

Total Short-Term Instruments (Cost $12)			12

Total Investments in Affiliates (Cost $12)			12

Total Investments 114.4% (Cost $36,950)			$37,834
Financial Derivative Instruments (i)(j) (0.5)% (Cost or Premiums, net $140)			(180)
Other Assets and Liabilities, net (13.9)%			(4,588)

Net Assets 100.0%			$33,066

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$548	Federal Home Loan Bank 1.375% due 09/28/2020	$(561)	$548	$548

Total Repurchase Agreements						$(561)	$548	$548

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	1.350%	09/22/2017	10/06/2017		$(424)	$(424)
BPS	0.440	07/20/2017	10/11/2017	GBP	(254)	(341)
BSN	1.240	08/11/2017	10/11/2017		$(744)	(745)
MBC	(0.450)	07/27/2017	10/19/2017	EUR	(915)	(1,081)
MYI	0.000	08/03/2017	11/02/2017		(381)	(450)
UBS	0.000	08/03/2017	11/02/2017		(138)	(163)
	0.000	09/29/2017	10/11/2017	GBP	(133)	(179)

Total Reverse Repurchase Agreements						$(3,383)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions
TDM	1.300%	09/28/2017	10/13/2017	CAD	(137)	$(110)

Total Sale-Buyback Transactions						$(110)

(h)	Securities with an aggregate market value of $3,427 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(4,049) at a weighted average interest rate of 0.410%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December Futures	$109.750	11/24/2017	1	2	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	108.750	11/24/2017	2	2	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	111.750	11/24/2017	3	3	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/24/2017	18	18	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/24/2017	5	5	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	29	29	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/24/2017	5	5	0	0
Call - CBOT U.S. Treasury 30-Year Bond December Futures	193.000	11/24/2017	4	4	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	105.000	11/24/2017	6	6	0	0
Put - CBOT U.S. Treasury Ultra Long-Term Bond December Futures	107.000	11/24/2017	5	5	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	16	40	2	1

					$2	$1

Total Purchased Options					$2	$1

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	16	40	$(2)	$0

Total Written Options					$(2)	$0

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2017	16	CAD	3,154	$(5)	$2	$0
3-Month Canada Bankers Acceptance December Futures	12/2018	1		196	0	0	0
90-Day Eurodollar March Futures	03/2018	26	$	6,397	(5)	0	0
Australia Government 3-Year Note December Futures	12/2017	4	AUD	348	(1)	0	0
Australia Government 10-Year Bond December Futures	12/2017	2		199	(4)	0	(1)
Euro-BTP Italy Government Bond December Futures	12/2017	3	EUR	479	(3)	2	0
Euro-Bund 10-Year Bond December Futures	12/2017	3		571	(1)	1	(1)
Euro-Buxl 30-Year Bond December Futures	12/2017	1		193	(4)	1	(1)
Euro-Schatz December Futures	12/2017	18		2,385	(1)	0	0
Japan Government 10-Year Bond December Futures	12/2017	2	JPY	2,672	(11)	2	(6)
Put Options Strike @ EUR 111.400 on Euro-Schatz 10-Year Bond December Futures	12/2017	18	EUR	0	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2017	18	$	2,115	(16)	0	(3)
U.S. Treasury 10-Year Note December Futures	12/2017	36		4,511	(44)	0	(9)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	11		1,816	(21)	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	6	GBP	996	0	0	0
United Kingdom Long Gilt December Futures	12/2017	3		498	(15)	1	0

					$(131)	$13	$(21)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	13		$(3,202)	$1	$0	$0
90-Day Eurodollar December Futures	12/2018	1		(245)	0	0	0
90-Day Eurodollar March Futures	03/2019	26		(6,376)	3	3	0
Canada Government 10-Year Bond December Futures	12/2017	1	CAD	(108)	2	0	0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	8	EUR	(1,467)	6	1	(2)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	1		(1)	0	0	0
U.S. Treasury 2-Year Note December Futures	12/2017	1		$(216)	1	0	0
U.S. Treasury 30-Year Bond December Futures	12/2017	4		(611)	10	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	6	GBP	(994)	0	0	0

					$23	$4	$(2)

Total Futures Contracts					$(108)	$17	$(23)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	(5.000)%	Quarterly	06/20/2018	0.202%		$100	$(6)	$2	$(4)	$0	$0
Altria Group, Inc.	(1.000)	Quarterly	12/20/2020	0.157		100	(3)	0	(3)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.134		100	(3)	0	(3)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.334	EUR	100	(1)	0	(1)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.134		$100	(3)	0	(3)	0	0

							$(16)	$2	$(14)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	1.216%		$100	$(3)	$2	$(1)	$0	$0
Marks & Spencer PLC	1.000	Quarterly	12/20/2022	1.376	EUR	100	(2)	0	(2)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	1.286		100	(5)	3	(2)	0	0

							$(10)	$5	$(5)	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$400	$(30)	$(2)	$(32)	$0	$(1)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		1,000	(18)	(3)	(21)	0	0
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	2,100	(30)	(32)	(62)	0	(1)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		2,300	(61)	(1)	(62)	0	(2)

						$(139)	$(38)	$(177)	$0	$(4)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	3,700	$(7)	$(20)	$(27)	$3	$0
Pay (6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		2,200	(8)	(9)	(17)	2	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		400	(12)	13	1	0	(1)
Receive	3-Month CAD-Bank Bill	1.500	Semi-Annual	12/16/2026		100	2	3	5	0	0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		100	(7)	2	(5)	0	0
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		900	21	13	34	0	(1)
Receive	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		300	(24)	(22)	(46)	1	0
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	200	3	(5)	(2)	0	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	4,300	2	4	6	0	(1)
Receive	3-Month SEK-STIBOR	0.440	Annual	08/08/2022	SEK	1,600	0	0	0	0	0
Receive	3-Month SEK-STIBOR	0.413	Annual	08/10/2022		2,500	0	0	0	0	(1)
Receive	3-Month SEK-STIBOR	0.398	Annual	08/11/2022		1,600	0	0	0	0	0
Receive	3-Month SEK-STIBOR	0.425	Annual	08/14/2022		700	0	0	0	0	0
Receive (6)	3-Month SEK-STIBOR	0.750	Annual	03/21/2023		4,800	(1)	(2)	(3)	0	(1)
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/18/2018		$16,600	5	11	16	0	(1)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/18/2019		16,600	(9)	(18)	(27)	4	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		6,800	43	(12)	31	3	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		2,600	(17)	8	(9)	2	0
Pay	3-Month USD-LIBOR	1.310	Quarterly	06/12/2022		600	0	0	0	0	0
Pay	3-Month USD-LIBOR	1.324	Quarterly	06/19/2022		1,300	0	0	0	0	0
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		2,000	(25)	8	(17)	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		600	(4)	3	(1)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		3,900	47	13	60	7	0
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		100	(3)	2	(1)	0	0
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		1,100	19	3	22	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		50	2	1	3	0	0
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		1,050	(36)	(2)	(38)	0	(2)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		100	0	(6)	(6)	0	0
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		300	0	(19)	(19)	0	(1)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	1,900	(1)	8	7	1	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/21/2020		800	2	(1)	1	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		4,400	58	(24)	34	0	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		2,350	13	(18)	(5)	1	(2)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		950	(6)	44	38	0	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		1,700	3	(1)	2	0	0
Pay (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		1,200	2	(9)	(7)	0	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		1,700	1	1	2	0	0
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		750	(23)	20	(3)	0	(3)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		150	(4)	(1)	(5)	0	(1)
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018		240,000	4	(2)	2	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/18/2022		30,000	(7)	2	(5)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		160,000	(4)	2	(2)	1	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		320,000	515	(77)	438	0	(6)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		40,000	51	(11)	40	0	(1)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		120,000	(243)	68	(175)	8	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/20/2046		10,000	5	5	10	1	0
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		10,000	(2)	1	(1)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		800	(5)	2	(3)	0	0

							$350	$(22)	$328	$39	$(23)

Total Swap Agreements							$185	$(53)	$132	$39	$(27)

Cash of $775 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017	AUD	1,851		$1,453	$2	$0
	10/2017	JPY	12,100		109	1	0
	11/2017		$1,453	AUD	1,851	0	(2)
	12/2017		207	CNH	1,432	8	0
BOA	10/2017	BRL	678		$217	3	0
	10/2017	EUR	2,438		2,859	1	(23)
	10/2017		$214	BRL	678	0	0
	10/2017		50	GBP	37	0	(1)
	10/2017		128	SEK	1,015	0	(3)
	11/2017	KRW	36,675		$32	0	0
	11/2017		$216	BRL	678	0	(3)
	11/2017		2,786	EUR	2,373	23	0
	11/2017		143	TRY	520	1	0
	01/2018	DKK	205		$30	0	(3)
	04/2018		202		30	0	(3)
BPS	10/2017	BRL	1,000		312	0	(4)
	10/2017	IDR	862,720		64	0	0
	10/2017	NOK	13,007		1,636	3	0
	10/2017		$1,384	AUD	1,737	0	(22)
	10/2017		316	BRL	1,000	0	0
	10/2017		17	EUR	14	0	0
	10/2017		1	IDR	13,448	0	0
	10/2017		92	PEN	301	0	0
	11/2017	TRY	25		$7	0	0
	11/2017		$1,638	NOK	13,007	0	(3)
	12/2017	INR	1,446		$22	0	0
	12/2017		$101	INR	6,496	0	(2)
	01/2018		0	DKK	1	0	0
	03/2018	MXN	4,000		$191	0	(23)
	04/2018	DKK	4,279		637	0	(50)
	04/2018		$1	KRW	1,125	0	0
BRC	10/2017		43	IDR	579,210	0	0
CBK	10/2017	BRL	346		$109	0	0
	10/2017	EUR	161		192	2	0
	10/2017	GBP	66		89	1	0
	10/2017	JPY	797,159		7,067	0	(17)
	10/2017	PEN	124		38	0	0
	10/2017		$109	BRL	346	0	0
	10/2017		8	IDR	107,282	0	0
	10/2017		108	NOK	840	0	(3)
	11/2017	JPY	110,000		$1,006	26	0
	11/2017	TRY	224		62	0	0
	11/2017		$7,076	JPY	797,159	17	0
	12/2017	JPY	60,000		$546	11	0
	12/2017	MXN	431		24	1	0
	12/2017		$22	INR	1,420	0	0
	12/2017		941	MXN	17,068	0	(15)
DUB	11/2017		48	BRL	153	0	0
	11/2017		80	CAD	100	0	0
	07/2018	BRL	260		$74	0	(6)
FBF	10/2017		332		105	0	0
	10/2017		$106	BRL	332	0	(1)
	12/2017		923	INR	60,470	0	(4)
GLM	10/2017	AUD	67		$54	1	0
	10/2017	CHF	85		89	1	0
	10/2017	DKK	570		88	0	(3)
	10/2017	EUR	141		169	3	0
	10/2017	GBP	34		45	0	0
	10/2017	JPY	10,400		95	2	0
	10/2017	RUB	11,980		204	0	(3)
	10/2017		$46	CAD	58	0	0
	10/2017		884	DKK	6,040	75	0
	10/2017		432	GBP	331	12	0
	10/2017		30	IDR	403,950	0	0
	10/2017		7,023	JPY	775,159	0	(134)
	10/2017		1,529	NZD	2,105	0	(9)
	10/2017		74	PEN	242	0	0
	12/2017	KRW	65,463		$58	1	0
	12/2017		$105	INR	6,775	0	(2)
	12/2017		180	SGD	244	0	0
	04/2018	DKK	472		$70	0	(6)
	04/2018		$45	KRW	51,116	0	0
HUS	10/2017	CAD	111		$89	0	0
	10/2017	DKK	12,039		1,844	0	(69)
	10/2017	NZD	59		43	1	0
	10/2017		$367	RUB	21,394	3	0
	11/2017	PLN	396		$110	1	0
	12/2017	SGD	18		13	0	0
	12/2017		$88	MXN	1,573	0	(2)
	04/2018	KRW	1,135		$1	0	0
IND	10/2017	DKK	295		47	1	0
	10/2017		$1,530	CAD	1,908	0	0
JPM	10/2017	CAD	85		$69	1	0
	10/2017	DKK	5,850		901	0	(28)
	10/2017	EUR	127		151	1	0
	10/2017	GBP	2,422		3,243	0	(3)
	10/2017	IDR	121,245		9	0	0
	10/2017	NZD	2,325		1,672	0	(7)
	10/2017		$43	AUD	54	0	0
	10/2017		3,444	EUR	2,853	0	(72)
	10/2017		74	IDR	996,405	0	0
	10/2017		200	NZD	279	1	0
	10/2017		19	RUB	1,097	0	0
	10/2017		157	SEK	1,245	0	(4)
	11/2017	EUR	102		$121	0	0
	11/2017	JPY	100,000		914	24	0
	11/2017		$34	CAD	42	0	0
	11/2017		3,246	GBP	2,422	3	0
	11/2017		1,671	NZD	2,325	7	0
	12/2017	INR	6,010		$92	1	0
	04/2018	KRW	62,944		56	1	0
	04/2018		$40	KRW	45,072	0	(1)
MSB	10/2017	BRL	1,000		$316	0	0
	10/2017		$322	BRL	1,000	0	(7)
	11/2017	JPY	30,000		$272	5	0
	11/2017	KRW	52,677		46	0	0
	11/2017	MYR	92		22	0	0
	12/2017	JPY	60,000		546	11	0
	12/2017		$66	KRW	74,839	0	(1)
	01/2018	BRL	400		$128	3	0
	04/2018		600		189	4	0
	04/2018	KRW	1,135		1	0	0
	04/2018		$15	KRW	16,868	0	0
NAB	10/2017	CAD	1,881		$1,520	12	0
	11/2017		$1,520	CAD	1,881	0	(12)
	11/2017		174	GBP	130	0	0
NGF	11/2017	MXN	1,200		$58	0	(7)
RBC	10/2017	DKK	885		142	1	0
	10/2017		$491	JPY	53,400	0	(16)
SCX	10/2017	IDR	2,100,295		$156	0	0
	10/2017	JPY	8,900		82	3	0
	10/2017		$102	AUD	127	0	(2)
	10/2017		1,618	NOK	12,472	0	(52)
	12/2017		147	SGD	200	1	0
	01/2018		154	IDR	2,100,295	0	0
SOG	10/2017		2,704	GBP	2,082	86	0
TOR	10/2017	DKK	6,985		$1,078	0	(32)
UAG	10/2017		560		86	0	(3)
	10/2017	NOK	305		39	1	0
	10/2017		$97	GBP	72	0	(1)
	11/2017	MYR	725		$172	1	0
	12/2017	CNH	1,394		197	0	(12)
	12/2017		$21	INR	1,377	0	0
	12/2017		860	KRW	977,174	0	(6)
	01/2018	DKK	14,370		$2,294	0	(1)
	04/2018	KRW	48,796		43	0	0

Total Forward Foreign Currency Contracts						$368	$(683)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020		$119	$2	$2
DUB	Call - OTC USD versus JPY		120.000	04/17/2020		77	1	2
GLM	Call - OTC USD versus JPY		120.000	04/20/2020		132	3	3
JPM	Put - OTC EUR versus USD		$1.050	10/16/2017	EUR	3,000	0	0

							$6	$7

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$2,000	$2	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017	7,200	7	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	10,100	9	0

							$18	$0

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.000% due 11/01/2047	$68.000	11/06/2017	$1,000	$0	$0

Total Purchased Options					$24	$7

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus CAD	CAD	0.951	12/21/2017	AUD	200	$(1)	$(1)
	Call - OTC AUD versus CAD		1.005	12/21/2017		200	(1)	(1)
DUB	Put - OTC AUD versus CAD		0.959	12/20/2017		100	0	(1)
	Call - OTC AUD versus CAD		1.013	12/20/2017		100	(1)	0
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$100	(5)	1
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	100	(1)	0
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$200	(19)	(2)
	Put - OTC USD versus BRL		3.892	07/02/2018		200	(19)	(39)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		132	(3)	(1)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		122	(3)	(1)
MSB	Put - OTC USD versus KRW		1,075.000	04/25/2018		45	(1)	0

							$(54)	$(45)

Total Written Options							$(54)	$(45)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Commerzbank AG	(1.000)%	Quarterly	06/20/2022	1.535%	EUR	100	$5	$(2)	$3	$0
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		$100	(4)	1	0	(3)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		100	(3)	0	0	(3)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		100	(4)	1	0	(3)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		100	(3)	0	0	(3)

								$(9)	$0	$3	$(12)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2021	1.528%	$100	$(6)	$4	$0	$(2)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (5)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	700	$924	$0	$13	$13	$0
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	200	158	1	(3)	0	(2)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		100	79	0	0	0	0
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	200	264	(1)	4	3	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		1,100	1,345	(2)	129	127	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	13	10	0	0	0	0
RBC	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	11/24/2018	CAD	1,500	754	0	0	0	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	100	122	3	9	12	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		200	245	(1)	24	23	0

								$0	$176	$178	$(2)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.020%	Quarterly	07/10/2027	KRW 259,600	$0	$0	$0	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027	135,200	0	1	1	0

							$0	$1	$1	$0

Total Swap Agreements							$(15)	$181	$182	$(16)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$104	$0	$104
Sovereign Issues	0	112	0	112
Belgium
Corporate Bonds & Notes	0	204	0	204
Brazil
Corporate Bonds & Notes	0	224	0	224
Sovereign Issues	0	307	0	307
Canada
Corporate Bonds & Notes	0	201	0	201
Non-Agency Mortgage-Backed Securities	0	57	0	57
Sovereign Issues	0	1,711	0	1,711
Cayman Islands
Asset-Backed Securities	0	174	100	274
Denmark
Corporate Bonds & Notes	0	4,170	0	4,170
France
Corporate Bonds & Notes	0	429	0	429
Sovereign Issues	0	1,341	0	1,341
Germany
Corporate Bonds & Notes	0	296	0	296
Ireland
Sovereign Issues	0	160	0	160
Italy
Corporate Bonds & Notes	0	245	0	245
Non-Agency Mortgage-Backed Securities	0	94	0	94
Sovereign Issues	0	961	0	961
Japan
Corporate Bonds & Notes	0	207	0	207
Sovereign Issues	0	1,619	0	1,619
Kuwait
Sovereign Issues	0	206	0	206
Luxembourg
Corporate Bonds & Notes	0	243	0	243
Malaysia
Sovereign Issues	0	190	0	190
Netherlands
Corporate Bonds & Notes	0	662	0	662
Peru
Sovereign Issues	0	76	0	76
Poland
Sovereign Issues	0	108	0	108
Saudi Arabia
Sovereign Issues	0	395	0	395
Slovenia
Sovereign Issues	0	309	0	309
Spain
Sovereign Issues	0	1,071	0	1,071
Sweden
Corporate Bonds & Notes	0	2,092	0	2,092
Switzerland
Corporate Bonds & Notes	0	458	0	458
Sovereign Issues	0	77	0	77
United Kingdom
Corporate Bonds & Notes	0	973	0	973
Non-Agency Mortgage-Backed Securities	0	1,031	0	1,031
Sovereign Issues	0	1,062	0	1,062
United States
Asset-Backed Securities	0	1,205	0	1,205
Corporate Bonds & Notes	0	4,862	0	4,862
Loan Participations and Assignments	0	196	0	196
Non-Agency Mortgage-Backed Securities	0	1,743	0	1,743
U.S. Government Agencies	0	2,453	0	2,453
U.S. Treasury Obligations	0	1,368	0	1,368
Short-Term Instruments
Certificates of Deposit	0	300	0	300
Repurchase Agreements	0	548	0	548
Japan Treasury Bills	0	3,200	0	3,200
Mexico Treasury Bills	0	278	0	278
	$0	$37,722	$100	$37,822

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12	$0	$0	$12

Total Investments	$12	$37,722	$100	$37,834

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	39	0	57
Over the counter	0	557	0	557
	$18	$596	$0	$614

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23)	(27)	0	(50)
Over the counter	0	(744)	0	(744)

	$(23)	$(771)	$0	$(794)

Total Financial Derivative Instruments	$(5)	$(175)	$0	$(180)

Totals	$7	$37,547	$100	$37,654

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Portfolio (Unhedged)

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.5%
AUSTRALIA 0.6%
CORPORATE BONDS & NOTES 0.3%
Sydney Airport Finance Co. Pty. Ltd.
3.900% due 03/22/2023		$600	$625

SOVEREIGN ISSUES 0.3%
Queensland Treasury Corp.
4.250% due 07/21/2023	AUD	800	678

Total Australia (Cost $1,389)			1,303

BERMUDA 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Rise Ltd.
4.750% (Fixed + 0.048%) due 01/31/2021 +~(i)		$2,240	2,281

Total Bermuda (Cost $2,248)			2,281

BRAZIL 1.8%
CORPORATE BONDS & NOTES 0.8%
Petrobras Global Finance BV
5.299% due 01/27/2025		$531	531
5.999% due 01/27/2028		233	233
7.375% due 01/17/2027		1,000	1,103

			1,867

SOVEREIGN ISSUES 1.0%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (e)	BRL	2,800	869
0.000% due 04/01/2018 (e)		5,000	1,526

			2,395

Total Brazil (Cost $4,247)			4,262

CANADA 5.2%
CORPORATE BONDS & NOTES 1.5%
Bank of Nova Scotia
1.875% due 04/26/2021		$900	889
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		200	202
Royal Bank of Canada
2.300% due 03/22/2021		600	602
Toronto-Dominion Bank
2.500% due 01/18/2023		1,100	1,107
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		700	732

			3,532

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canadian Mortgage Pools
1.372% due 06/01/2020	CAD	213	171
1.572% due 07/01/2020		644	518
1.572% due 08/01/2020		225	181

			870

SOVEREIGN ISSUES 3.3%
Canada Government International Bond
1.500% due 12/01/2044 (g)		226	211
Province of Alberta
1.250% due 06/01/2020		1,100	867
2.350% due 06/01/2025		1,100	863
Province of Ontario
2.400% due 06/02/2026		1,200	938
2.600% due 06/02/2025 (k)		3,900	3,120
3.500% due 06/02/2024		2,200	1,872

			7,871

Total Canada (Cost $12,234)			12,273

CAYMAN ISLANDS 4.1%
ASSET-BACKED SECURITIES 4.0%
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~		$1,200	1,205
CIFC Funding Ltd.
2.517% (US0003M + 1.200%) due 05/24/2026 ~		600	604
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~		72	73
Jamestown CLO Ltd.
2.524% (US0003M + 1.220%) due 01/17/2027 ~		1,200	1,204
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		94	94
MP CLO Ltd.
2.504% (US0003M + 1.200%) due 01/15/2027 ~		1,200	1,202
2.554% (US0003M + 1.250%) due 07/18/2026 ~		600	603
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~		600	603
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~		600	600
Oak Hill Credit Partners Ltd.
2.437% (US0003M + 1.130%) due 07/20/2026 ~		1,200	1,203
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~		1,200	1,203
TICP CLO Ltd.
2.494% (US0003M + 1.180%) due 04/26/2026 ~		1,200	1,205

			9,799

CORPORATE BONDS & NOTES 0.1%
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	302

Total Cayman Islands (Cost $10,066)			10,101

CZECH REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.850% due 03/17/2018	CZK	12,200	558

Total Czech Republic (Cost $491)			558

DENMARK 9.8%
CORPORATE BONDS & NOTES 9.8%
BRFkredit A/S
2.000% due 10/01/2047	DKK	1,300	207
3.000% due 10/01/2047		8	1
4.000% due 01/01/2018		5,800	932
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018		4,300	688
2.000% due 01/01/2018		2,300	368
2.000% due 10/01/2047		7,857	1,249
2.000% due 10/01/2050		1,700	268
2.500% due 10/01/2037		905	152
Nykredit Realkredit A/S
1.000% due 04/01/2018		5,600	896
2.000% due 04/01/2018		2,700	434
2.000% due 10/01/2037		3,503	577
2.000% due 10/01/2047		31,686	5,036
2.500% due 10/01/2037		5,282	886
2.500% due 10/01/2047		14,261	2,350
Realkredit Danmark A/S
1.000% due 01/01/2018		4,100	654
1.000% due 04/01/2018		18,900	3,025
2.000% due 01/01/2018		4,600	735
2.000% due 04/01/2018		2,600	418
2.000% due 10/01/2037		3,468	571
2.000% due 10/01/2047		19,600	3,115
2.500% due 10/01/2037		1,357	228
2.500% due 10/01/2047		5,032	830

Total Denmark (Cost $21,642)			23,620

FRANCE 4.7%
CORPORATE BONDS & NOTES 1.8%
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~		$600	632
Dexia Credit Local S.A.
1.875% due 03/28/2019		700	699
1.875% due 09/15/2021		1,100	1,079
1.928% (US0003M + 0.600%) due 03/23/2018 ~		500	501
2.250% due 02/18/2020		250	251
2.375% due 09/20/2022		1,200	1,197

			4,359

SOVEREIGN ISSUES 2.9%
France Government International Bond
2.000% due 05/25/2048	EUR	4,100	5,029
3.250% due 05/25/2045 (k)		1,300	2,048

			7,077

Total France (Cost $10,698)			11,436

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.9%
Deutsche Bank AG
4.250% due 10/14/2021		$1,100	1,153
Deutsche Pfandbriefbank AG
1.625% due 08/30/2019		400	397
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	168
5.375% due 04/23/2024	NZD	500	401

Total Germany (Cost $2,083)			2,119

GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		$600	622
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		271	281

Total Guernsey, Channel Islands (Cost $869)			903

IRELAND 1.7%
ASSET-BACKED SECURITIES 0.6%
CVC Cordatus Loan Fund Ltd.
0.780% (EUR006M + 0.780%) due 01/24/2028 ~	EUR	600	710
Phoenix Park CLO Ltd.
0.771% (EUR003M + 1.100%) due 07/29/2027 ~		700	832

			1,542

CORPORATE BONDS & NOTES 0.8%
GE Capital International Funding Co. Unlimited Co.
3.373% due 11/15/2025		$1,200	1,242
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		600	599

			1,841

SOVEREIGN ISSUES 0.3%
Ireland Government International Bond
5.400% due 03/13/2025	EUR	400	642

Total Ireland (Cost $3,832)			4,025

ITALY 3.1%
CORPORATE BONDS & NOTES 0.9%
Assicurazioni Generali SpA
5.500% (EUR003M + 5.350%) due 10/27/2047 ~	EUR	200	274
Banca Carige SpA
3.875% due 10/24/2018		1,200	1,469
Intesa Sanpaolo SpA
6.625% due 05/08/2018		400	490

			2,233

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Casa D’este Finance SRL
0.021% (EUR003M + 0.350%) due 09/15/2040 ~		104	123
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~		514	607

			730

SOVEREIGN ISSUES 1.9%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		2,600	3,044
2.450% due 09/01/2033		300	344
2.800% due 03/01/2067 (k)		700	700
3.450% due 03/01/2048		400	482

			4,570

Total Italy (Cost $7,666)			7,533

JAPAN 4.3%
CORPORATE BONDS & NOTES 1.0%
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		$600	605
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		200	203
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~		700	703
2.601% due 09/11/2022		200	198
Sumitomo Mitsui Financial Group, Inc.
2.997% (US0003M + 1.680%) due 03/09/2021 ~		300	310
Suntory Holdings Ltd.
2.550% due 09/29/2019		400	404

			2,423

SOVEREIGN ISSUES 3.3%
Japan Bank for International Cooperation
2.000% due 11/04/2021		500	495
2.375% due 07/21/2022		400	402
2.500% due 06/01/2022		200	202
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		1,000	989
2.625% due 04/20/2022		600	602
Japan Government International Bond
0.300% due 06/20/2046	JPY	380,000	2,921
0.500% due 09/20/2046		220,000	1,788
Tokyo Metropolitan Government
2.000% due 05/17/2021		$500	494

			7,893

Total Japan (Cost $11,193)			10,316

KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		$500	506
3.500% due 03/20/2027		1,600	1,648

Total Kuwait (Cost $2,082)			2,154

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.6%
Emerald Bay S.A.
5.000% due 10/31/2020 +~	EUR	541	545
GELF Bond Issuer S.A.
1.750% due 11/22/2021		700	867

Total Luxembourg (Cost $1,366)			1,412

MALAYSIA 0.5%
SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	1,800	426
3.678% due 11/23/2017		3,800	901

Total Malaysia (Cost $1,333)			1,327

NETHERLANDS 2.8%
ASSET-BACKED SECURITIES 0.2%
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~	EUR	59	70
Penta CLO BV
0.790% (EUR003M + 0.790%) due 08/04/2028 ~		300	357

			427

CORPORATE BONDS & NOTES 2.6%
Bank Nederlandse Gemeenten NV
4.550% due 02/15/2019	CAD	1,800	1,495
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	400	550
ING Bank NV
2.625% due 12/05/2022		$700	710
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~		800	816
Mondelez International Holdings Netherlands BV
2.000% due 10/28/2021		200	196
NXP BV
4.125% due 06/15/2020		400	419
Stichting AK Rabobank Certificaten
6.500% (h)	EUR	500	707
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		$400	399
1.700% due 07/19/2019		900	887

			6,179

Total Netherlands (Cost $6,408)			6,606

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Bank ASA
2.375% due 06/02/2021		$200	199
DNB Boligkreditt A/S
2.500% due 03/28/2022		600	605

			804

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,600	221

Total Norway (Cost $1,030)			1,025

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
8.200% due 08/12/2026	PEN	1,600	607

Total Peru (Cost $605)			607

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	2,000	540

Total Poland (Cost $497)			540

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	400	147

Total Portugal (Cost $451)			147

QATAR 0.2%
SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.500% due 01/20/2022		$200	213
4.625% due 06/02/2046		300	315

Total Qatar (Cost $503)			528

SAUDI ARABIA 1.3%
SOVEREIGN ISSUES 1.3%
Saudi Government International Bond
2.375% due 10/26/2021		$2,200	2,173
2.875% due 03/04/2023 (b)		200	199
3.250% due 10/26/2026		300	297
3.625% due 03/04/2028 (b)		400	399

Total Saudi Arabia (Cost $3,072)			3,068

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
BOC Aviation Ltd.
3.500% due 09/18/2027		$200	199

Total Singapore (Cost $200)			199

SLOVENIA 0.5%
SOVEREIGN ISSUES 0.5%
Slovenia Government International Bond
4.125% due 02/18/2019		$1,100	1,133

Total Slovenia (Cost $1,125)			1,133

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank
2.125% due 10/21/2020		$200	197

Total South Korea (Cost $196)			197

SPAIN 2.6%
CORPORATE BONDS & NOTES 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
7.000% (EUSA5 + 6.155%) due 02/19/2019 ~(h)	EUR	200	247
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		$500	504
5.134% due 04/27/2020		200	215
5.462% due 02/16/2021		100	109

			1,075

SOVEREIGN ISSUES 2.2%
Autonomous Community of Andalusia
4.850% due 03/17/2020	EUR	500	660
Autonomous Community of Catalonia
4.900% due 09/15/2021		200	248
4.950% due 02/11/2020		1,000	1,244
Autonomous Community of Madrid
4.688% due 03/12/2020		500	659

Spain Government International Bond
1.500% due 04/30/2027		1,700	2,010
2.150% due 10/31/2025		20	25
2.900% due 10/31/2046		500	598

			5,444

Total Spain (Cost $6,418)			6,519

SUPRANATIONAL 0.5%
CORPORATE BONDS & NOTES 0.5%
European Investment Bank
0.500% due 07/21/2023	AUD	600	403
6.500% due 08/07/2019		900	761

Total Supranational (Cost $1,146)			1,164

SWEDEN 5.6%
CORPORATE BONDS & NOTES 5.6%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	10,200	1,264
2.250% due 09/21/2022		11,000	1,447
Nordea Hypotek AB
1.000% due 04/08/2022		17,200	2,147
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		3,000	383
Stadshypotek AB
1.500% due 12/15/2021		13,000	1,659
4.500% due 09/21/2022		18,000	2,613
Svenska Handelsbanken AB
2.450% due 03/30/2021		$1,600	1,612
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022	SEK	2,000	252
2.000% due 06/17/2026		4,000	507
Swedbank Hypotek AB
1.000% due 09/15/2021		4,100	514
1.000% due 06/15/2022		9,900	1,234

Total Sweden (Cost $12,659)			13,632

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.2%
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		$700	703
2.200% due 06/08/2020		500	501
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		600	609
4.750% (EUSA5 + 3.400%) due 02/12/2026 ~	EUR	250	328
7.625% due 08/17/2022		$750	886

			3,027

SOVEREIGN ISSUES 0.1%
Switzerland Government International Bond
3.500% due 04/08/2033	CHF	100	155

Total Switzerland (Cost $3,166)			3,182

UNITED KINGDOM 8.9%
CORPORATE BONDS & NOTES 5.4%
Barclays Bank PLC
7.625% due 11/21/2022		$200	230
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		1,000	1,031
Barclays PLC
3.419% (US0003M + 2.110%) due 08/10/2021 ~		400	418
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(h)	EUR	700	871
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(h)	GBP	300	415
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(h)		$600	635
British Telecommunications PLC
2.350% due 02/14/2019		330	332
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	200	300
Imperial Brands Finance PLC
2.050% due 02/11/2018		$300	300
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	600	1,007
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(h)		400	559

7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(h)		800	1,202
Nationwide Building Society
10.250% due ~(h)		1	284
RAC Bond Co. PLC
4.870% due 05/06/2046		200	295
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~		$300	301
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	500	634
4.700% due 07/03/2018		$200	204
Santander UK Group Holdings PLC
2.875% due 10/16/2020		900	914
2.875% due 08/05/2021		300	302
Smiths Group PLC
7.200% due 05/15/2019		500	536
Tesco PLC
5.125% due 04/10/2047	EUR	200	262
6.125% due 02/24/2022	GBP	500	764
Tesco Property Finance PLC
5.801% due 10/13/2040		147	223
Virgin Media Secured Finance PLC
5.000% due 04/15/2027		300	415
Virgin Money PLC
2.250% due 04/21/2020		500	683

			13,117

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		646	844
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~		968	1,302
Towd Point Mortgage Funding PLC
1.482% due 02/20/2054		887	1,198

			3,344

SOVEREIGN ISSUES 2.1%
United Kingdom Gilt
3.250% due 01/22/2044 (k)		100	170
3.500% due 01/22/2045 (k)		1,300	2,314
4.250% due 12/07/2040 (k)		1,300	2,500

			4,984

Total United Kingdom (Cost $21,160)			21,445

UNITED STATES 46.3%
ASSET-BACKED SECURITIES 2.9%
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~		$1	1
1.937% (US0001M + 0.700%) due 10/25/2031 ~		1	1
Conseco Finance Securitizations Corp.
7.490% due 07/01/2031		1,138	1,245
Countrywide Asset-Backed Certificates
1.457% (US0001M + 0.220%) due 06/25/2047 ~		1,000	823
1.637% (US0001M + 0.400%) due 08/25/2034 ~		148	145
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~		1	1
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~		20	13
EMC Mortgage Loan Trust
1.684% (LIBOR01M + 0.450%) due 05/25/2043 ~		258	254
Home Equity Mortgage Trust
6.000% due 01/25/2037 ^		166	56
JPMorgan Mortgage Acquisition Trust
1.517% (US0001M + 0.280%) due 03/25/2047 ~		1,632	1,329
Morgan Stanley ABS Capital, Inc. Trust
1.347% (US0001M + 0.110%) due 03/25/2037 ~		1,108	591
1.487% (US0001M + 0.250%) due 08/25/2036 ~		2,672	1,638
NovaStar Mortgage Funding Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		918	717
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037		462	249
SACO, Inc.
1.637% (US0001M + 0.400%) due 04/25/2035 ~		9	9
Securitized Asset-Backed Receivables LLC Trust
1.287% (US0001M + 0.050%) due 12/25/2036 ~		8	5

Structured Asset Securities Corp. Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 04/25/2035 ~		10	10
Terwin Mortgage Trust
2.177% (US0001M + 0.940%) due 11/25/2033 ~		14	14
Washington Mutual Asset-Backed Certificates Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~		42	23

			7,124

CORPORATE BONDS & NOTES 15.4%
AbbVie, Inc.
1.800% due 05/14/2018		600	601
AIG Global Funding
1.815% (US0003M + 0.480%) due 07/02/2020 ~		400	401
Air Lease Corp.
2.125% due 01/15/2018		600	601
Ally Financial, Inc.
3.600% due 05/21/2018		1,100	1,110
3.750% due 11/18/2019		200	205
American International Group, Inc.
3.900% due 04/01/2026		800	832
American Tower Corp.
3.400% due 02/15/2019		700	713
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		200	208
Anthem, Inc.
2.250% due 08/15/2019		500	502
Arrow Electronics, Inc.
3.500% due 04/01/2022		400	408
AT&T, Inc.
1.800% due 09/04/2026	EUR	500	600
1.954% (US0003M + 0.650%) due 01/15/2020 ~		$1,000	1,005
2.254% (US0003M + 0.950%) due 07/15/2021 ~		900	912
Bank of America Corp.
2.816% (US0003M + 0.930%) due 07/21/2023 ~		900	901
5.750% due 12/01/2017		200	201
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		300	301
3.557% due 08/15/2027		400	402
Baxalta, Inc.
2.875% due 06/23/2020		600	609
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,000	1,019
Cardinal Health, Inc.
1.948% due 06/14/2019		500	501
CBOE Holdings, Inc.
1.950% due 06/28/2019		200	200
Charter Communications Operating LLC
4.464% due 07/23/2022		900	951
6.384% due 10/23/2035		700	821
CIT Group, Inc.
3.875% due 02/19/2019		200	204
5.375% due 05/15/2020		200	215
5.500% due 02/15/2019		101	106
Citigroup, Inc.
2.007% (US0003M + 0.690%) due 04/27/2018 ~		600	602
2.247% (US0003M + 0.930%) due 06/07/2019 ~		600	606
Citizens Bank N.A.
1.887% (US0003M + 0.570%) due 05/26/2020 ~		600	601
2.550% due 05/13/2021		600	603
Crown Castle Towers LLC
4.883% due 08/15/2040		500	530
6.113% due 01/15/2040		600	641
Dell International LLC
3.480% due 06/01/2019		1,300	1,325
eBay, Inc.
2.150% due 06/05/2020		400	401
2.750% due 01/30/2023		100	100
Emera U.S. Finance LP
2.150% due 06/15/2019		500	500
EPR Properties
4.500% due 06/01/2027		300	304
ERAC USA Finance LLC
5.250% due 10/01/2020		500	541
Ford Motor Credit Co. LLC
2.304% (US0003M + 1.000%) due 01/09/2020 ~		400	403
2.375% due 03/12/2019		200	201
2.551% due 10/05/2018		600	604
3.157% due 08/04/2020		200	204
5.875% due 08/02/2021		200	223
Forest Laboratories LLC
4.375% due 02/01/2019		159	163
5.000% due 12/15/2021		200	219

General Motors Financial Co., Inc.
3.100% due 01/15/2019	300	304
International Lease Finance Corp.
6.250% due 05/15/2019	800	851
8.250% due 12/15/2020	300	351
International Paper Co.
7.950% due 06/15/2018	200	208
JPMorgan Chase & Co.
2.550% due 03/01/2021	500	505
Kinder Morgan Energy Partners LP
6.500% due 04/01/2020	100	109
6.850% due 02/15/2020	1,100	1,208
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 ^(c)	800	52
MetLife, Inc.
6.817% due 08/15/2018	600	626
Morgan Stanley
2.109% (US0003M + 0.800%) due 02/14/2020 ~	600	603
Navient Corp.
3.683% (CPI YOY + 2.050%) due 01/16/2018 ~	3	78
5.500% due 01/15/2019	700	725
8.000% due 03/25/2020	100	111
8.450% due 06/15/2018	240	251
New York Life Global Funding
2.900% due 01/17/2024	900	912
OneMain Financial Holdings LLC
6.750% due 12/15/2019	100	104
Pricoa Global Funding
2.200% due 06/03/2021	300	299
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~	1,200	1,202
Smithfield Foods, Inc.
2.700% due 01/31/2020	600	602
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	100	101
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	600	611
Tesla, Inc.
5.300% due 08/15/2025	100	98
Time Warner Cable LLC
8.250% due 04/01/2019	500	544
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	700	701
3.125% due 03/16/2022	300	308
3.376% due 02/15/2025	424	427
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	500	500
WEA Finance LLC
3.750% due 09/17/2024	200	204
Wells Fargo & Co.
2.423% (US0003M + 1.110%) due 01/24/2023 ~	600	611
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/2020	100	101
3.150% due 04/01/2022	400	407
3.375% due 11/30/2021	300	308

		37,322

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
CenturyLink, Inc.
2.750% due 01/31/2025 ~	500	485
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024 ~	492	495

		980

MUNICIPAL BONDS & NOTES 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,100	2,055

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
3.583% due 09/25/2035 ~	15	14
American Home Mortgage Assets Trust
1.427% (US0001M + 0.190%) due 05/25/2046 ^~	294	251
1.447% (US0001M + 0.210%) due 10/25/2046 ~	476	379
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	759	712
Banc of America Funding Trust
3.228% due 02/20/2036 ~	186	184

4.273% due 10/20/2046 ^~	97	78
5.500% due 01/25/2036	166	145
BCAP LLC Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	248	227
5.250% due 04/26/2037	942	838
Bear Stearns Adjustable Rate Mortgage Trust
3.201% due 05/25/2034 ~	8	7
3.280% (H15T1Y + 2.050%) due 08/25/2035 ~	58	59
3.312% due 08/25/2033 ~	11	11
3.455% due 10/25/2033 ~	9	9
3.636% (US0012M + 1.950%) due 03/25/2035 ~	19	19
3.662% due 05/25/2034 ~	24	23
3.666% due 05/25/2047 ^~	255	245
3.865% due 11/25/2034 ~	5	5
Bear Stearns ALT-A Trust
3.392% due 11/25/2035 ^~	135	118
3.452% due 09/25/2035 ~	135	120
3.685% due 08/25/2036 ^~	187	147
Bear Stearns Structured Products, Inc. Trust
3.435% due 12/26/2046 +~	98	87
Chase Mortgage Finance Trust
3.129% due 07/25/2037 ~	30	27
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.417% (US0001M + 0.180%) due 07/25/2036 ~	61	57
Citigroup Mortgage Loan Trust
3.210% (H15T1Y + 2.400%) due 10/25/2035 ^~	691	695
Citigroup Mortgage Loan Trust, Inc.
3.180% (H15T1Y + 2.150%) due 09/25/2035 ~	27	27
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ^~	252	243
1.431% (US0001M + 0.195%) due 12/20/2046 ^~	398	342
1.446% (US0001M + 0.210%) due 03/20/2046 ~	121	103
1.446% (US0001M + 0.210%) due 07/20/2046 ^~	247	166
1.517% (US0001M + 0.280%) due 02/25/2037 ~	147	135
1.587% (US0001M + 0.350%) due 05/25/2037 ^~	63	34
2.258% (12MTA + 1.500%) due 11/25/2035 ~	27	27
2.798% (12MTA + 2.040%) due 11/25/2035 ~	27	27
3.241% due 11/25/2035 ^~	257	233
5.250% due 06/25/2035 ^	20	19
6.000% due 04/25/2037 ^	59	42
6.250% due 08/25/2037 ^	31	28
6.500% due 06/25/2036 ^	152	122
Countrywide Home Loan Mortgage Pass-Through Trust
1.697% (US0001M + 0.460%) due 05/25/2035 ~	66	62
1.817% (US0001M + 0.580%) due 04/25/2035 ~	13	12
1.837% (US0001M + 0.600%) due 03/25/2035 ~	430	398
1.877% (US0001M + 0.640%) due 03/25/2035 ~	78	70
1.897% (US0001M + 0.660%) due 02/25/2035 ~	7	7
1.997% (US0001M + 0.760%) due 09/25/2034 ~	7	7
2.915% due 05/25/2047 ~	109	96
3.165% due 11/25/2034 ~	17	17
3.306% (US0012M + 1.750%) due 02/20/2036 ^~	318	291
3.489% due 08/25/2034 ^~	4	4
3.636% due 11/19/2033 ~	9	9
5.500% due 10/25/2035	91	86
Credit Suisse Commercial Mortgage Trust
6.500% due 07/26/2036 ^	125	74
Credit Suisse First Boston Mortgage Securities Corp.
3.326% due 08/25/2033 ~	6	6
6.500% due 04/25/2033	1	1
Deutsche ALT-B Securities, Inc.
5.886% due 10/25/2036 ^	258	245
GreenPoint Mortgage Funding Trust
1.507% (US0001M + 0.270%) due 11/25/2045 ~	10	9
GSR Mortgage Loan Trust
2.560% (H15T1Y + 1.750%) due 03/25/2033 ~	8	8
3.121% due 06/25/2034 ~	4	4
3.204% due 09/25/2035 ~	162	166
HarborView Mortgage Loan Trust
1.739% (12MTA + 0.850%) due 12/19/2036 ^~	151	146
IndyMac Mortgage Loan Trust
3.329% due 09/25/2035 ^~	205	196
JPMorgan Mortgage Trust
2.996% due 11/25/2033 ~	7	6
3.393% due 01/25/2037 ~	238	238
3.642% due 02/25/2035 ~	6	6
Luminent Mortgage Trust
1.477% (US0001M + 0.240%) due 04/25/2036 ~	486	412
MASTR Adjustable Rate Mortgages Trust
3.402% due 05/25/2034 ~	555	553
MASTR Alternative Loan Trust
1.637% (US0001M + 0.400%) due 03/25/2036 ~	48	10

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	6	6
Merrill Lynch Mortgage Investors Trust
1.447% (US0001M + 0.210%) due 02/25/2036 ~	93	89
3.107% due 02/25/2033 ~	13	13
3.251% due 02/25/2036 ~	50	51
Merrill Lynch Mortgage-Backed Securities Trust
3.640% due 04/25/2037 ^~	7	7
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.378% due 10/25/2035 ~	16	16
Residential Accredit Loans, Inc. Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~	167	96
6.000% due 12/25/2036 ^	411	361
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 ^	92	88
RiverView Mortgage Loan Trust
1.294% (US0001M + 0.060%) due 07/25/2047 +~	595	581
Structured Adjustable Rate Mortgage Loan Trust
3.452% due 02/25/2034 ~	11	11
3.471% due 04/25/2034 ~	23	24
3.661% due 09/25/2034 ~	18	18
Structured Asset Mortgage Investments Trust
1.427% (US0001M + 0.190%) due 07/25/2046 ^~	429	396
1.447% (US0001M + 0.210%) due 05/25/2036 ~	95	75
1.457% (US0001M + 0.220%) due 05/25/2036 ~	438	404
1.457% (US0001M + 0.220%) due 09/25/2047 ~	444	419
1.487% (US0001M + 0.250%) due 07/19/2035 ~	164	161
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	480	458
1.817% (US0001M + 0.580%) due 07/19/2034 ~	2	2
1.937% (US0001M + 0.700%) due 03/19/2034 ~	5	5
SunTrust Alternative Loan Trust
1.887% (US0001M + 0.650%) due 12/25/2035 ^~	811	667
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~	43	41
1.547% (US0001M + 0.310%) due 01/25/2045 ~	7	7
1.589% (12MTA + 0.700%) due 02/25/2047 ^~	348	310
1.877% (US0001M + 0.640%) due 01/25/2045 ~	7	7
2.207% (COF 11 + 1.500%) due 07/25/2046 ~	179	176
2.289% (12MTA + 1.400%) due 08/25/2042 ~	5	4
2.606% due 01/25/2037 ^~	27	25
2.819% due 12/25/2036 ^~	5	5
2.822% due 02/25/2033 ~	91	91
3.010% due 06/25/2037 ^~	69	64
3.062% due 06/25/2033 ~	8	8
3.071% due 12/25/2036 ^~	39	38
3.146% due 03/25/2034 ~	26	26
Washington Mutual Mortgage Pass-Through Certificates Trust
1.829% (12MTA + 0.940%) due 07/25/2046 ^~	56	41
Wells Fargo Mortgage-Backed Securities Trust
3.419% due 04/25/2036 ~	9	9

		13,944

U.S. GOVERNMENT AGENCIES 15.4%
Fannie Mae
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	5	5
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	3	3
1.637% (LIBOR01M + 0.400%) due 06/25/2036 ~	26	26
1.687% (LIBOR01M + 0.450%) due 01/25/2044 ~	113	114
2.662% (US0012M + 1.272%) due 10/01/2034 ~	1	1
2.880% (US0012M + 1.380%) due 12/01/2034 ~	5	5
3.000% due 08/01/2042 - 08/01/2043	251	252
3.229% (H15T1Y + 2.360%) due 11/01/2034 ~	31	34
5.500% due 05/01/2047	26	28
6.000% due 07/25/2044	21	24
Fannie Mae, TBA
3.000% due 11/01/2047	10,100	10,113
3.500% due 11/01/2047 - 12/01/2047	14,500	14,898
4.000% due 10/01/2047	1,900	2,000
Freddie Mac
1.503% due 01/15/2038 ~(a)	421	20
1.517% (LIBOR01M + 0.280%) due 09/25/2031 ~	18	18
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~	421	420
2.030% (12MTA + 1.200%) due 10/25/2044 ~	39	40
3.000% due 03/01/2045	790	793
3.165% (H15T1Y + 2.267%) due 02/01/2029 ~	3	3
3.557% (US0012M + 1.807%) due 04/01/2037 ~	33	34
6.000% due 04/15/2036	300	341
Freddie Mac, TBA
3.000% due 10/01/2047	3,000	3,009
3.500% due 11/01/2047	5,000	5,147

Ginnie Mae
2.250% (H15T1Y + 1.500%) due 11/20/2024 ~		1	1
6.000% due 09/20/2038		9	9

			37,338

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Bonds
2.875% due 05/15/2043 (o)		100	101
3.125% due 02/15/2043 (o)		100	105
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2022 (k)		1,208	1,208
0.125% due 07/15/2024 (o)		773	766
1.750% due 01/15/2028 (k)		2,337	2,616
2.500% due 01/15/2029 (k)		1,699	2,051
3.875% due 04/15/2029 (o)		387	527
U.S. Treasury Notes
2.125% due 01/31/2021 (k)(m)(o)		4,400	4,461
2.375% due 12/31/2020 (m)(o)		1,700	1,737

			13,572

Total United States (Cost $108,467)			112,335

SHORT-TERM INSTRUMENTS 10.7%
CERTIFICATES OF DEPOSIT 0.3%
Barclays Bank PLC
1.781% due 03/16/2018		$700	701

REPURCHASE AGREEMENTS (j) 0.4%			1,027

JAPAN TREASURY BILLS 9.1%
(0.125)% due 10/16/2017 - 12/18/2017 (d)(e)	JPY	2,480,000	22,042

MEXICO TREASURY BILLS 0.9%
7.017% due 11/30/2017 - 03/01/2018 (d)(e)	MXN	42,300	2,264

U.S. TREASURY BILLS 0.0%
1.018% due 01/04/2018 (e)(f)(o)		$1	1

Total Short-Term Instruments (Cost $26,059)			26,035

Total Investments in Securities (Cost $286,601)			293,985

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		1,059	10

Total Short-Term Instruments (Cost $10)			10

Total Investments in Affiliates (Cost $10)			10

Total Investments 121.5% (Cost $286,611)			$293,995
Financial Derivative Instruments (l)(n) (0.2)% (Cost or Premiums, net $805)			(432)
Other Assets and Liabilities, net (21.3)%			(51,660)

Net Assets 100.0%			$241,903

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Rise Ltd.	4.750%	01/31/2021	02/11/2014	$2,248	$2,281	0.94%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$1,027	U.S. Treasury Notes 2.625% due 08/15/2020	$(1,048)	$1,027	$1,027

Total Repurchase Agreements						$(1,048)	$1,027	$1,027

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	1.260%	07/11/2017	10/11/2017		$(2,048)	$(2,053)
BPS	(0.440)	10/02/2017	10/19/2017	EUR	(268)	(317)
	(0.400)	10/02/2017	11/02/2017		(152)	(180)
BSN	1.220	08/03/2017	10/03/2017		$(830)	(831)
	1.220	08/07/2017	10/10/2017		(263)	(263)
GRE	1.320	09/28/2017	10/05/2017		(1,828)	(1,828)
IND	0.350	09/29/2017	10/11/2017	GBP	(413)	(554)
	1.280	09/12/2017	10/12/2017		$(2,403)	(2,405)
	1.280	09/20/2017	10/04/2017		(1,214)	(1,214)
SCX	(0.450)	07/27/2017	10/19/2017	EUR	(1,471)	(1,738)
	0.370	07/20/2017	10/11/2017	GBP	(3,321)	(4,454)
	1.280	08/24/2017	10/24/2017		$(724)	(725)

Total Reverse Repurchase Agreements						$(16,562)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed		Payable for Sale-Buyback Transactions
TDM	1.300%	09/28/2017	10/13/2017	CAD	(1,205)	$(969)

Total Sale-Buyback Transactions						$(969)

(k)	Securities with an aggregate market value of $960 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(10,567) at a weighted average interest rate of 0.689%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$106.000	11/24/2017	27	$27	$0	$0
Put - CBOT U.S. Treasury 5-Year Note December Futures	106.500	11/24/2017	19	19	0	0
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.000	11/24/2017	161	161	2	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	106.000	11/24/2017	14	14	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.000	11/24/2017	4	4	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	258	258	2	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	135	338	12	8

					$16	$8

Total Purchased Options					$16	$8

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	135	$338	$(15)	$(2)

Total Written Options					$(15)	$(2)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2017	134	CAD	26,411	$(40)	$13	$0
3-Month Canada Bankers Acceptance December Futures	12/2018	4		785	0	0	0
90-Day Eurodollar March Futures	03/2018	204		$50,189	(38)	0	(3)
Australia Government 3-Year Note December Futures	12/2017	7	AUD	610	(2)	1	(1)
Australia Government 10-Year Bond December Futures	12/2017	8		797	(15)	1	(5)
Euro-BTP Italy Government Bond December Futures	12/2017	21	EUR	3,350	(8)	12	0
Euro-Bund 10-Year Bond December Futures	12/2017	10		1,903	(5)	2	(3)
Euro-Buxl 30-Year Bond December Futures	12/2017	7		1,351	(30)	7	(4)
Euro-Schatz December Futures	12/2017	86		11,397	(3)	0	(1)
Japan Government 10-Year Bond December Futures	12/2017	7	JPY	9,353	(37)	6	(20)
U.S. Treasury 5-Year Note December Futures	12/2017	294		$34,545	(214)	0	(48)
U.S. Treasury 10-Year Note December Futures	12/2017	274		34,336	(362)	0	(64)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	115		18,989	(287)	47	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	47	GBP	7,802	(2)	1	0
United Kingdom Long Gilt December Futures	12/2017	12		1,992	(62)	4	0

					$(1,105)	$94	$(149)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	106		$(26,108)	$6	$0	$0
90-Day Eurodollar December Futures	12/2018	3		(736)	1	0	0
90-Day Eurodollar March Futures	03/2019	204		(50,026)	15	18	0
Canada Government 10-Year Bond December Futures	12/2017	4	CAD	(434)	8	1	(1)
Euro-Bobl December Futures	12/2017	13	EUR	(2,016)	6	1	0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	59		(10,818)	20	8	(17)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	7		(4)	0	0	0
U.S. Treasury 30-Year Bond December Futures	12/2017	37		$(5,654)	90	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	47	GBP	(7,786)	3	0	(1)

					$149	$28	$(20)

Total Futures Contracts					$(956)	$122	$(169)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.157%		$500	$(14)	$0	$(14)	$0	$0
BASF Co.	(1.000)	Quarterly	12/20/2020	0.145	EUR	200	(6)	(1)	(7)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.182		200	(5)	(1)	(6)	0	(1)
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.192		300	(9)	0	(9)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.128		$600	(17)	0	(17)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.134		700	(19)	0	(19)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.265	EUR	200	(5)	(1)	(6)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.334		200	(4)	(1)	(5)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.134		$200	(6)	0	(6)	0	0

							$(85)	$(4)	$(89)	$0	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Shell International Finance BV	1.000%	Quarterly	12/20/2026	0.763%	EUR	200	$(3)	$8	$5	$0	$0
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.660		200	(15)	5	(10)	0	(1)

							$(18)	$13	$(5)	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$2,000	$(151)	$(8)	$(159)	$0	$(5)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	7,400	(102)	(117)	(219)	0	(4)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		7,200	(191)	(2)	(193)	0	(4)

						$(444)	$(127)	$(571)	$0	$(13)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	25,900	$(50)	$(141)	$(191)	$23	$0
Pay (6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		15,500	(48)	(74)	(122)	16	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		1,400	(20)	25	5	0	(2)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		5,600	134	75	209	0	(9)
Pay	3-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	600	(4)	(2)	(6)	0	0
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	34,100	18	31	49	0	(4)
Receive	3-Month SEK-STIBOR	0.440	Annual	08/08/2022	SEK	12,900	0	(3)	(3)	0	(3)
Receive	3-Month SEK-STIBOR	0.413	Annual	08/10/2022		19,800	0	(1)	(1)	0	(4)
Receive	3-Month SEK-STIBOR	0.398	Annual	08/11/2022		8,400	0	0	0	0	(2)
Receive	3-Month SEK-STIBOR	0.425	Annual	08/14/2022		5,300	0	(1)	(1)	0	(1)
Receive (6)	3-Month SEK-STIBOR	0.750	Annual	03/21/2023		44,100	(13)	(13)	(26)	0	(9)
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/18/2018		$135,800	90	40	130	0	(5)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/18/2019		135,800	(161)	(58)	(219)	31	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		25,600	160	(44)	116	11	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		20,500	(116)	42	(74)	13	0
Pay	3-Month USD-LIBOR	1.310	Quarterly	06/12/2022		4,900	0	2	2	0	(1)
Pay	3-Month USD-LIBOR	1.324	Quarterly	06/19/2022		10,400	1	(1)	0	0	(2)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		11,200	(143)	48	(95)	20	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		6,800	98	(113)	(15)	12	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		33,100	(696)	1,210	514	61	0
Receive (6)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		14,800	254	(54)	200	0	(29)
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		8,900	181	(4)	177	0	(9)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		5,100	(173)	(14)	(187)	0	(8)
Receive (6)	3-Month USD-LIBOR	2.953	Semi-Annual	11/12/2049		400	(3)	(22)	(25)	0	(1)
Receive (6)	3-Month USD-LIBOR	2.955	Semi-Annual	11/12/2049		1,800	(16)	(98)	(114)	0	(4)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	03/15/2027	ZAR	4,700	13	4	17	2	0
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/21/2020		8,300	18	(4)	14	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		1,900	25	(10)	15	0	0
Pay (6)	6-Month EUR-EURIBOR	2.500	Annual	03/21/2023		14,000	1,491	276	1,767	0	(2)
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		10,200	30	(51)	(21)	14	(19)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		7,300	139	152	291	3	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		12,300	20	(5)	15	2	0
Pay (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		8,400	15	(64)	(49)	1	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		12,300	9	5	14	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		2,800	(26)	61	35	0	(4)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		4,700	(136)	119	(17)	0	(16)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		1,650	(62)	10	(52)	0	(13)
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	10,000	0	0	0	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/17/2021		1,290,000	(240)	47	(193)	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		420,000	5	(10)	(5)	2	0
Pay	6-Month JPY-LIBOR	1.500	Semi-Annual	06/19/2033		1,340,000	1,790	44	1,834	0	(24)
Receive	6-Month JPY-LIBOR	1.250	Semi-Annual	06/17/2035		240,000	230	11	241	0	(4)
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		740,000	(1,132)	56	(1,076)	47	0
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		150,000	(27)	10	(17)	6	0
Pay	28-Day MXN-TIIE	7.740	Lunar	02/22/2027	MXN	6,300	1	16	17	0	(1)

							$1,656	$1,497	$3,153	$267	$(177)

Total Swap Agreements							$1,109	$1,379	$2,488	$267	$(192)

(m)	Securities with an aggregate market value of $2,127 and cash of $1,502 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	11/2017		$104	GBP	80	$4	$0
	12/2017		1,698	CNH	11,724	61	0
BOA	10/2017	BRL	3,510		$1,121	13	0
	10/2017	CAD	153		123	1	0
	10/2017		$1,108	BRL	3,510	0	0
	10/2017		15,789	DKK	100,024	97	0
	10/2017		341	ILS	1,194	0	(3)
	11/2017	AUD	94		$76	2	0
	11/2017	EUR	2,756		3,277	13	(1)
	11/2017	KRW	249,850		218	0	0
	11/2017	SEK	70,370		8,672	12	0
	11/2017		$1,117	BRL	3,510	0	(13)
	11/2017		32,738	EUR	27,777	167	0
	11/2017		394	SEK	3,120	0	(10)
	11/2017		1,181	TRY	4,301	11	0
	12/2017		263	CZK	5,725	0	(2)
	01/2018	DKK	108,857		$17,170	0	(215)
	04/2018		12,378		1,819	0	(169)
BPS	10/2017	BRL	7,800		2,434	0	(29)
	10/2017		$2,462	BRL	7,800	1	0
	10/2017		606	PEN	1,980	0	0
	12/2017	INR	16,167		$246	0	0
	12/2017		$608	INR	39,236	0	(12)
	01/2018	DKK	4,178		$616	0	(51)
	03/2018	MXN	32,700		1,564	0	(191)
	04/2018	DKK	9,250		1,371	0	(115)
BRC	10/2017		$526	IDR	7,085,220	0	0
	11/2017	MYR	3,927		$935	6	0
CBK	10/2017	PEN	997		305	0	0
	10/2017		$78	IDR	1,049,521	0	0
	10/2017		511	ZAR	6,704	0	(16)
	11/2017	JPY	200,000		$1,815	35	0
	12/2017		140,000		1,273	26	0
	12/2017		$1,978	MXN	35,851	0	(32)
DUB	10/2017	BRL	2,296		$725	0	0
	10/2017		$724	BRL	2,296	1	0
	11/2017		678		2,155	0	(1)
	11/2017		964	CAD	1,200	0	(2)
	11/2017		542	GBP	399	0	(6)
	11/2017		50	NOK	400	0	0
	07/2018	BRL	2,080		$590	0	(45)
FBF	10/2017		1,213		383	0	0
	10/2017		$387	BRL	1,213	0	(4)
	12/2017		1,510	INR	99,007	0	(6)
GLM	10/2017	DKK	6,685		$1,030	0	(32)
	10/2017	JPY	520,000		4,749	122	0
	10/2017	RUB	81,599		1,392	0	(18)
	10/2017		$3,156	GBP	2,439	112	0
	10/2017		608	PEN	1,985	0	0
	11/2017	EUR	322		$380	0	(2)
	11/2017	GBP	239		324	4	0
	11/2017	JPY	25,400		231	5	0
	11/2017		$2,309	EUR	1,948	0	(2)
	11/2017		31,505	JPY	3,442,295	0	(855)
	12/2017	JPY	40,000		$364	7	0
	12/2017	KRW	852,148		755	10	0
	12/2017		$680	MYR	2,864	0	(2)
	12/2017		1,270	SGD	1,721	0	0
	04/2018	DKK	10,303		$1,514	0	(141)
	04/2018		$368	KRW	418,011	0	(2)
HUS	10/2017	CAD	5,251		$4,212	3	0
	10/2017	DKK	4,455		683	0	(25)
	10/2017		$2,924	RUB	170,662	27	0
	11/2017	EUR	1,173		$1,403	13	0
	01/2018	DKK	1,880		276	0	(24)
	04/2018		2,563		382	0	(30)
JPM	10/2017	CAD	152		126	4	0
	10/2017	DKK	28,585		4,413	3	(130)
	10/2017	IDR	8,141,295		604	0	0
	10/2017	JPY	1,024,100		9,127	21	0
	10/2017	NZD	210		150	0	(1)
	10/2017		$605	IDR	8,146,385	0	(1)
	10/2017		132	RUB	7,623	0	0
	11/2017	AUD	2,067		$1,626	6	0
	11/2017	EUR	264		312	0	(1)
	11/2017	GBP	439		574	0	(16)
	11/2017	JPY	190,000		1,724	33	0
	11/2017	SEK	725		92	3	0
	11/2017		$1,335	CHF	1,285	0	(5)
	11/2017		595	GBP	444	0	0
	11/2017		4,723	JPY	520,200	0	(92)
	12/2017	INR	30,848		$469	0	0
	12/2017		$288	INR	18,881	0	(1)
	01/2018		5	DKK	36	0	0
	04/2018	KRW	508,048		$452	7	0
	04/2018		$357	KRW	402,268	0	(5)
MSB	10/2017	BRL	7,800		$2,462	0	(1)
	10/2017		$2,515	BRL	7,800	0	(52)
	11/2017	JPY	130,000		$1,180	23	0
	11/2017	KRW	409,964		358	0	0
	11/2017	MYR	1,800		428	2	0
	11/2017		$119	EUR	100	0	(1)
	12/2017	JPY	140,000		$1,273	26	0
	12/2017		$619	THB	20,460	0	(5)
	01/2018	BRL	2,800		$894	21	0
	04/2018		5,000		1,572	29	0
	04/2018	KRW	417,606		368	2	0
	04/2018		$95	KRW	106,828	0	(1)
NAB	10/2017		4,488	CAD	5,556	0	(35)
	11/2017	CAD	5,556		$4,489	36	0
NGF	11/2017	MXN	9,600		466	0	(57)
	11/2017	TRY	2,070		574	1	0
RBC	10/2017	DKK	1,665		268	3	0
	11/2017	EUR	193		232	3	0
SCX	10/2017	IDR	16,281,126		1,209	1	0
	11/2017	AUD	396		310	0	0
	11/2017		$3,869	AUD	4,908	0	(21)
	11/2017		3,958	GBP	2,949	3	(5)
	11/2017		244	SEK	1,935	0	(5)
	12/2017	SGD	6,084		$4,454	0	(34)
	01/2018		$1,197	IDR	16,281,126	0	(2)
SOG	03/2018	CZK	12,391		$508	0	(62)
TOR	10/2017	DKK	55,775		8,605	0	(254)
	01/2018		2,356		349	0	(27)
UAG	10/2017		3,425		527	0	(17)
	11/2017	AUD	476		373	0	(1)
	11/2017	EUR	567		669	0	(3)
	11/2017		$694	SEK	5,505	0	(16)
	12/2017	CNH	11,412		$1,616	0	(96)
	12/2017	JPY	80,000		737	24	0
	12/2017		$3,775	KRW	4,288,379	0	(28)
	01/2018		1,109	DKK	6,945	1	0

Total Forward Foreign Currency Contracts						$1,005	$(3,031)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$907	$17	$18
DUB	Call - OTC USD versus JPY		120.000	04/17/2020	667	12	13
GLM	Call - OTC USD versus JPY		120.000	04/20/2020	1,067	20	21

						$49	$52

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$12,700	$11	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017	46,200	47	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	64,500	53	1

							$111	$1

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	10/26/2017	$28,300	$3	$0

Total Purchased Options						$163	$53

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus CAD	CAD	0.951	12/21/2017	AUD	1,000	$(4)	$(4)
	Call - OTC AUD versus CAD		1.005	12/21/2017		1,000	(4)	(3)
BPS	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018		$275	(6)	(2)
DUB	Put - OTC AUD versus CAD	CAD	0.959	12/20/2017	AUD	1,000	(4)	(5)
	Call - OTC AUD versus CAD		1.013	12/20/2017		1,000	(5)	(2)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$500	(27)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	1,200	(16)	(6)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$900	(86)	(9)
	Put - OTC USD versus BRL		3.892	07/02/2018		900	(87)	(176)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		1,067	(20)	(6)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		1,072	(22)	(6)

							$(281)	$(219)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor (1)	0.000%	3-Month USD-LIBOR	10/26/2017	$28,300	$0	$0

Total Written Options						$(281)	$(219)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.342%		$100	$(3)	$0	$0	$(3)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		1,000	(36)	6	0	(30)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		800	(28)	4	0	(24)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		400	(14)	2	0	(12)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		700	(24)	3	0	(21)
	UST, Inc.	(0.720)	Quarterly	03/20/2018	0.043		1,000	0	(4)	0	(4)

								$(105)	$11	$0	$(94)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)
										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Brazil Government International Bond	1.000%	Quarterly	03/20/2023	2.039%		$800	$(43)	$1	$0	$(42)
CBK	Shire Acquisitions Investments Ireland DAC +	1.000	Quarterly	12/20/2021	1.079	EUR	100	(4)	3	0	(1)
FBF	Brazil Government International Bond	1.000	Quarterly	12/20/2021	1.528		$300	(19)	13	0	(6)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		300	1	0	1	0

								$(65)	$17	$1	$(49)

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (6)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	03/21/2020	GBP	3,500	$4,620	$0	$65	$65	$0
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	09/26/2027	AUD	1,300	1,031	5	(16)	0	(11)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	10/05/2027		800	630	(2)	(1)	0	(3)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	03/21/2020	GBP	5,200	6,360	(10)	611	601	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	03/21/2020		1,400	1,848	(5)	31	26	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	10/13/2026		300	366	0	35	35	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	03/21/2020		7,800	9,539	(15)	917	902	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	10/06/2027	AUD	262	205	1	0	1	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	10/13/2026	GBP	600	732	18	53	71	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Quarterly	03/21/2020		1,500	1,834	(9)	182	173	0

								$(17)	$1,877	$1,874	$(14)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	3-Month KRW-KORIBOR	2.005%	Quarterly	07/10/2027	KRW	2,520,100	$0	$6	$6	$0
SOG	Receive	3-Month KRW-KORIBOR	2.025	Quarterly	07/10/2027		2,606,500	0	2	2	0

								$0	$8	$8	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$2	$0	$(1)	$0	$(1)
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	3	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	2	0	1	1	0
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	3	0	1	1	0

							$0	$0	$2	$(2)

Total Swap Agreements							$(187)	$1,913	$1,885	$(159)

(o)	Securities with an aggregate market value of $2,219 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$625	$0	$625
Sovereign Issues	0	678	0	678
Bermuda
Loan Participations and Assignments	0	0	2,281	2,281
Brazil
Corporate Bonds & Notes	0	1,867	0	1,867
Sovereign Issues	0	2,395	0	2,395
Canada
Corporate Bonds & Notes	0	3,532	0	3,532
Non-Agency Mortgage-Backed Securities	0	870	0	870
Sovereign Issues	0	7,871	0	7,871
Cayman Islands
Asset-Backed Securities	0	9,799	0	9,799
Corporate Bonds & Notes	0	302	0	302
Czech Republic
Sovereign Issues	0	558	0	558
Denmark
Corporate Bonds & Notes	0	23,620	0	23,620
France
Corporate Bonds & Notes	0	4,359	0	4,359
Sovereign Issues	0	7,077	0	7,077
Germany
Corporate Bonds & Notes	0	2,119	0	2,119
Guernsey, Channel Islands
Corporate Bonds & Notes	0	903	0	903
Ireland
Asset-Backed Securities	0	1,542	0	1,542
Corporate Bonds & Notes	0	1,841	0	1,841
Sovereign Issues	0	642	0	642
Italy
Corporate Bonds & Notes	0	2,233	0	2,233
Non-Agency Mortgage-Backed Securities	0	730	0	730
Sovereign Issues	0	4,570	0	4,570
Japan
Corporate Bonds & Notes	0	2,423	0	2,423
Sovereign Issues	0	7,893	0	7,893
Kuwait
Sovereign Issues	0	2,154	0	2,154
Luxembourg
Corporate Bonds & Notes	0	867	545	1,412
Malaysia
Sovereign Issues	0	1,327	0	1,327
Netherlands
Asset-Backed Securities	0	427	0	427
Corporate Bonds & Notes	0	6,179	0	6,179
Norway
Corporate Bonds & Notes	0	804	0	804
Sovereign Issues	0	221	0	221
Peru
Sovereign Issues	0	607	0	607
Poland
Sovereign Issues	0	540	0	540
Portugal
Corporate Bonds & Notes	0	147	0	147
Qatar
Sovereign Issues	0	528	0	528
Saudi Arabia
Sovereign Issues	0	3,068	0	3,068
Singapore
Corporate Bonds & Notes	0	199	0	199
Slovenia
Sovereign Issues	0	1,133	0	1,133
South Korea
Corporate Bonds & Notes	0	197	0	197
Spain
Corporate Bonds & Notes	0	1,075	0	1,075
Sovereign Issues	0	5,444	0	5,444
Supranational
Corporate Bonds & Notes	0	1,164	0	1,164
Sweden
Corporate Bonds & Notes	0	13,632	0	13,632
Switzerland
Corporate Bonds & Notes	0	3,027	0	3,027
Sovereign Issues	0	155	0	155
United Kingdom
Corporate Bonds & Notes	0	13,117	0	13,117
Non-Agency Mortgage-Backed Securities	0	3,344	0	3,344
Sovereign Issues	0	4,984	0	4,984
United States
Asset-Backed Securities	0	7,124	0	7,124
Corporate Bonds & Notes	0	37,322	0	37,322
Loan Participations and Assignments	0	980	0	980
Municipal Bonds & Notes	0	2,055	0	2,055
Non-Agency Mortgage-Backed Securities	0	13,276	668	13,944
U.S. Government Agencies	0	37,338	0	37,338
U.S. Treasury Obligations	0	13,572	0	13,572
Short-Term Instruments
Certificates of Deposit	0	701	0	701
Repurchase Agreements	0	1,027	0	1,027
Japan Treasury Bills	0	22,042	0	22,042
Mexico Treasury Bills	0	2,264	0	2,264
U.S. Treasury Bills	0	1	0	1
	$0	$290,491	$3,494	$293,985

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10	$0	$0	$10

Total Investments	$10	$290,491	$3,494	$293,995

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	130	267	0	397
Over the counter	0	2,943	0	2,943
	$130	$3,210	$0	$3,340
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(171)	(192)	0	(363)
Over the counter	0	(3,408)	(1)	(3,409)

	$(171)	$(3,600)	$(1)	$(3,772)

Total Financial Derivative Instruments	$(41)	$(390)	$(1)	$(432)

Totals	$(31)	$290,101	$3,493	$293,563

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 12/31/2016	Net Purchases (1)	Net Sales (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (2)
Investments in Securities, at Value
Bermuda
Loan Participations and Assignments	$2,700	$0	$(484)	$(2)	$(3)	$70	$0	$0	$2,281	$63
Luxembourg
Corporate Bonds & Notes	0	549	0	0	0	(4)	0	0	545	(4)
United States
Non-Agency Mortgage-Backed Securities	842	0	(219)	1	4	40	0	0	668	29

	$3,542	$549	$(703)	$(1)	$1	$106	$0	$0	$3,494	$88
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(4)	$0	$0	$0	$3	$0	$0	$(1)	$2

Totals	$3,542	$545	$(703)	$(1)	$1	$109	$0	$0	$3,493	$90

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Bermuda
Loan Participations and Assignments	$2,281	Proxy Pricing	Base Price	102.000
Luxembourg
Corporate Bonds & Notes	545	Proxy Pricing	Base Price	85.250
United States
Non-Agency Mortgage-Backed Securities	668	Third Party Vendor	Broker Quote	88.000 - 97.625
Financial Derivative Instruments - Liabilities
Over the counter	(1)	Indicative Market Quotation	Broker Quote	(0.990)

Total	$3,493

(1)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Core Bond (Hedged) Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.3%
AUSTRALIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		$400	$405

Total Australia (Cost $401)			405

BELGIUM 0.6%
CORPORATE BONDS & NOTES 0.6%
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		$600	611

Total Belgium (Cost $604)			611

BRAZIL 1.5%
CORPORATE BONDS & NOTES 0.7%
Petrobras Global Finance BV
6.125% due 01/17/2022		$100	108
6.250% due 03/17/2024		400	428
7.375% due 01/17/2027		200	221

			757

SOVEREIGN ISSUES 0.8%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (e)	BRL	1,000	310
0.000% due 04/01/2018 (e)		1,600	489

			799

Total Brazil (Cost $1,528)			1,556

CANADA 6.3%
CORPORATE BONDS & NOTES 0.1%
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		$100	101

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Canadian Mortgage Pools
1.372% due 06/01/2020	CAD	213	171
1.572% due 07/01/2020		501	403
1.572% due 08/01/2020		150	120

			694

SOVEREIGN ISSUES 5.5%
Canada Government International Bond
1.500% due 12/01/2044 (f)		113	105
Canada Housing Trust
2.400% due 12/15/2022		2,800	2,275
Province of Alberta
1.250% due 06/01/2020		400	315
2.350% due 06/01/2025 (j)		600	470
Province of Ontario
2.400% due 06/02/2026		2,300	1,799
2.500% due 09/10/2021		$800	811

			5,775

Total Canada (Cost $6,454)			6,570

CAYMAN ISLANDS 4.1%
ASSET-BACKED SECURITIES 3.8%
Atlas Senior Loan Fund Ltd.
2.554% (US0003M + 1.250%) due 10/15/2026 ~		$300	301
Avery Point CLO Ltd.
2.424% (US0003M + 1.120%) due 01/18/2025 ~		400	401

Blue Hill CLO Ltd.
2.484% (US0003M + 1.180%) due 01/15/2026 ~		300	301
Carlyle Global Market Strategies CLO Ltd.
2.444% (US0003M + 1.140%) due 10/16/2025 ~		500	501
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~		500	502
CIFC Funding Ltd.
2.517% (US0003M + 1.200%) due 05/24/2026 ~		300	302
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~		500	503
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~		400	401
NewMark Capital Funding CLO Ltd.
2.516% (US0003M + 1.220%) due 06/30/2026 ~		300	300
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		500	501

			4,013

CORPORATE BONDS & NOTES 0.3%
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(c)(h)		252	92
6.750% due 10/01/2023 ^(c)(h)		579	210

			302

Total Cayman Islands (Cost $4,775)			4,315

DENMARK 12.5%
CORPORATE BONDS & NOTES 12.5%
BRFkredit A/S
2.000% due 10/01/2047	DKK	1,293	206
Nordea Kredit Realkreditaktieselskab
2.000% due 10/01/2047		4,196	667
2.000% due 10/01/2050		1,300	205
2.500% due 10/01/2037		576	97
2.500% due 10/01/2047		959	158
3.000% due 10/01/2047		61	10
Nykredit Realkredit A/S
2.000% due 10/01/2037		1,674	276
2.000% due 10/01/2047		13,461	2,139
2.500% due 10/01/2037		2,073	348
2.500% due 10/01/2047		6,156	1,014
4.000% due 01/01/2018		15,000	2,408
Realkredit Danmark A/S
1.000% due 01/01/2018		8,000	1,275
1.000% due 04/01/2018		14,400	2,304
2.000% due 10/01/2037		2,256	372
2.000% due 10/01/2047		6,561	1,043
2.500% due 10/01/2037		679	114
2.500% due 10/01/2047		2,453	405

Total Denmark (Cost $11,963)			13,041

FRANCE 2.8%
CORPORATE BONDS & NOTES 1.4%
Dexia Credit Local S.A.
1.875% due 09/15/2021		$900	883
2.250% due 02/18/2020		250	251
SFR Group S.A.
7.375% due 05/01/2026		300	324

			1,458

SOVEREIGN ISSUES 1.4%
France Government International Bond
2.000% due 05/25/2048 (j)	EUR	900	1,104
3.250% due 05/25/2045 (j)		200	315

			1,419

Total France (Cost $2,797)			2,877

GERMANY 0.6%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG
4.250% due 10/14/2021		$500	524
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	100	84

Total Germany (Cost $578)			608

GREECE 0.2%
CORPORATE BONDS & NOTES 0.2%
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	200	236

Total Greece (Cost $246)			236

IRELAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		$300	316

Total Ireland (Cost $318)			316

ITALY 3.5%
CORPORATE BONDS & NOTES 0.6%
Banca Carige SpA
3.875% due 10/24/2018	EUR	300	367
Intesa Sanpaolo SpA
6.625% due 05/08/2018		200	245

			612

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Claris Finance SRL
0.102% (EUR006M + 0.350%) due 10/31/2060 ~		739	873
F-E Mortgages SRL
0.001% (EUR003M + 0.330%) due 12/15/2043 ~		27	32

			905

SOVEREIGN ISSUES 2.0%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024		700	820
2.800% due 03/01/2067 (j)		400	400
Italy Government International Bond
6.000% due 08/04/2028	GBP	500	825

			2,045

Total Italy (Cost $3,822)			3,562

JAPAN 5.6%
CORPORATE BONDS & NOTES 0.2%
Mitsubishi UFJ Financial Group, Inc.
2.950% due 03/01/2021		$200	203

SOVEREIGN ISSUES 5.4%
Japan Bank for International Cooperation
2.000% due 11/04/2021		200	198
2.375% due 07/21/2022		200	201
2.500% due 06/01/2022		200	202
Japan Finance Organization for Municipalities
2.125% due 04/13/2021		600	594
Japan Government International Bond
0.400% due 03/20/2036	JPY	370,000	3,232
0.500% due 09/20/2046		110,000	894
Tokyo Metropolitan Government
2.000% due 05/17/2021		$300	296

			5,617

Total Japan (Cost $6,361)			5,820

KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond
2.750% due 03/20/2022		$200	203
3.500% due 03/20/2027		700	721

Total Kuwait (Cost $892)			924

LUXEMBOURG 0.7%
CORPORATE BONDS & NOTES 0.7%
Emerald Bay S.A.
5.000% due 06/23/2022 +~	EUR	286	288
Wind Acquisition Finance S.A.
3.669% (EUR003M + 4.000%) due 07/15/2020 ~		400	474

Total Luxembourg (Cost $738)			762

MALAYSIA 0.5%
SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.314% due 10/31/2017	MYR	800	190
3.678% due 11/23/2017		1,600	379

Total Malaysia (Cost $571)			569

NETHERLANDS 5.3%
ASSET-BACKED SECURITIES 0.7%
Cadogan Square CLO BV
0.376% (EUR006M + 0.650%) due 07/24/2023 ~	EUR	500	588
Malin CLO BV
0.000% (EUR003M + 0.195%) due 05/07/2023 ~		114	135
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~		30	35

			758

CORPORATE BONDS & NOTES 4.6%
ING Bank NV
2.625% due 12/05/2022		$1,500	1,521
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~		1,300	1,325
ING Groep NV
2.483% (US0003M + 1.150%) due 03/29/2022 ~		300	305
NXP BV
4.125% due 06/15/2020		200	210
Stichting AK Rabobank Certificaten
6.500% (g)	EUR	200	283
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		$200	199
1.700% due 07/19/2019		100	99
Vonovia Finance BV
3.200% due 10/02/2017		900	900

			4,842

Total Netherlands (Cost $5,457)			5,600

NORWAY 0.4%
CORPORATE BONDS & NOTES 0.3%
DNB Boligkreditt A/S
2.500% due 03/28/2022		$300	302

SOVEREIGN ISSUES 0.1%
Norway Government International Bond
3.750% due 05/25/2021	NOK	1,100	152

Total Norway (Cost $458)			454

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
8.200% due 08/12/2026	PEN	700	265

Total Peru (Cost $265)			265

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
2.250% due 04/25/2022	PLN	900	243

Total Poland (Cost $224)			243

PORTUGAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(c)	EUR	300	110

Total Portugal (Cost $339)			110

QATAR 0.2%
SOVEREIGN ISSUES 0.2%
Qatar Government International Bond
4.625% due 06/02/2046		$200	210

Total Qatar (Cost $195)			210

SAUDI ARABIA 1.4%
SOVEREIGN ISSUES 1.4%
Saudi Government International Bond
2.375% due 10/26/2021		$1,000	988
2.875% due 03/04/2023 (b)		300	299
3.250% due 10/26/2026		200	198

Total Saudi Arabia (Cost $1,487)			1,485

SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd.
2.750% due 09/18/2022		$200	198

Total Singapore (Cost $199)			198

SLOVENIA 0.0%

Total Slovenia (Cost $0)			0

SPAIN 2.4%
CORPORATE BONDS & NOTES 0.6%
Banco Santander S.A.
6.250% (EUSA5 + 5.640%) due 09/11/2021 ~(g)	EUR	100	125
Merlin Properties Socimi S.A.
2.225% due 04/25/2023		400	501

			626

SOVEREIGN ISSUES 1.8%
Autonomous Community of Catalonia
4.750% due 06/04/2018		175	210
4.900% due 09/15/2021		100	124
4.950% due 02/11/2020		300	373
Spain Government International Bond
1.500% due 04/30/2027 (j)		600	709
2.900% due 10/31/2046 (j)		400	479

			1,895

Total Spain (Cost $2,481)			2,521

SWEDEN 5.1%
CORPORATE BONDS & NOTES 5.1%
Lansforsakringar Hypotek AB
1.250% due 09/20/2023	SEK	5,300	657
2.250% due 09/21/2022		5,000	658
Nordea Hypotek AB
1.000% due 04/08/2022		8,300	1,036
Skandinaviska Enskilda Banken AB
1.500% due 12/15/2021		2,000	255
Stadshypotek AB
1.500% due 12/15/2021		4,000	511
4.500% due 09/21/2022		7,000	1,016
Sveriges Sakerstallda Obligationer AB
1.250% due 06/15/2022		2,000	252
2.000% due 06/17/2026		1,000	127
Swedbank AB
2.200% due 03/04/2020		$200	200

Swedbank Hypotek AB
1.000% due 09/15/2021	SEK	1,800	226
1.000% due 06/15/2022		3,100	386

Total Sweden (Cost $4,915)			5,324

SWITZERLAND 2.1%
CORPORATE BONDS & NOTES 2.1%
Credit Suisse AG
2.001% (US0003M + 0.690%) due 01/29/2018 ~		$500	501
Credit Suisse Group AG
2.997% due 12/14/2023 ~		300	300
UBS AG
1.897% (US0003M + 0.580%) due 06/08/2020 ~		300	301
2.200% due 06/08/2020		200	201
5.125% due 05/15/2024		550	588
UBS Group Funding Switzerland AG
2.859% due 08/15/2023 ~		300	299

Total Switzerland (Cost $2,166)			2,190

UNITED KINGDOM 12.3%
CORPORATE BONDS & NOTES 7.4%
Barclays Bank PLC
7.625% due 11/21/2022		$800	920
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(g)	EUR	200	249
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(g)		$490	519
British Telecommunications PLC
9.125% due 12/15/2030		100	152
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020	GBP	100	150
HSBC Holdings PLC
4.300% due 03/08/2026		$800	860
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	839
5.125% due 03/07/2025		400	666
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(g)		500	751
Nationwide Building Society
4.125% (EUSA5 + 3.300%) due 03/20/2023 ~	EUR	200	241
10.250% ~(g)	GBP	1	121
Santander UK Group Holdings PLC
2.875% due 08/05/2021		$300	302
4.750% due 09/15/2025		500	523
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(g)	GBP	500	729
Tesco PLC
5.125% due 04/10/2047	EUR	100	131
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	49	73
Virgin Media Secured Finance PLC
4.875% due 01/15/2027		100	138
5.000% due 04/15/2027		100	138
Virgin Money PLC
2.250% due 04/21/2020		200	273

			7,775

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.2%
Alba PLC
0.470% (BP0003M + 0.190%) due 11/25/2042 ~		407	526
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		574	771
Newgate Funding PLC
0.457% (BP0003M + 0.130%) due 12/15/2050 ~		259	344
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~		387	521
RMAC PLC
0.712% (BP0003M + 0.420%) due 12/12/2036 ~		256	337
RMAC Securities PLC
0.462% (BP0003M + 0.170%) due 06/12/2044 ~		326	421
Southern Pacific Financing PLC
0.467% (BP0003M + 0.180%) due 06/10/2043 ~		288	382

			3,302

SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
3.500% due 01/22/2045 (j)		1,000	1,780

Total United Kingdom (Cost $13,122)			12,857

UNITED STATES 45.1%
ASSET-BACKED SECURITIES 4.6%
Accredited Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~		$48	48
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~		401	175
1.397% (US0001M + 0.160%) due 05/25/2036 ~		700	276
Bear Stearns Asset-Backed Securities Trust
1.557% (US0001M + 0.320%) due 01/25/2047 ~		197	194
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 07/25/2037 ^~		282	241
2.007% (US0001M + 0.770%) due 11/25/2035 ~		11	11
4.001% due 04/25/2036 ~		55	55
4.789% due 07/25/2036 ~		58	58
Countrywide Asset-Backed Certificates Trust
2.487% (US0001M + 1.250%) due 07/25/2035 ~		700	701
Credit-Based Asset Servicing and Securitization LLC
3.881% due 03/25/2037 ^		310	175
First Franklin Mortgage Loan Trust
2.512% (US0001M + 1.275%) due 07/25/2034 ~		177	180
GSAA Home Equity Trust
1.687% (US0001M + 0.450%) due 08/25/2037 ~		79	75
Home Equity Mortgage Loan Asset-Backed Trust
1.477% (US0001M + 0.240%) due 04/25/2037 ~		332	227
MASTR Asset-Backed Securities Trust
1.447% (US0001M + 0.210%) due 05/25/2037 ~		463	430
Morgan Stanley ABS Capital, Inc. Trust
1.467% (US0001M + 0.230%) due 10/25/2036 ~		667	450
Morgan Stanley Mortgage Loan Trust
6.000% due 07/25/2047 ^~		40	37
New Century Home Equity Loan Trust
4.165% due 06/20/2031 ~		486	450
NovaStar Mortgage Funding Trust
1.367% (US0001M + 0.130%) due 03/25/2037 ~		696	544
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037		370	199
Structured Asset Investment Loan Trust
2.962% (US0001M + 1.725%) due 10/25/2034 ~		232	221
Structured Asset Securities Corp. Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 03/25/2036 ~		33	33
Terwin Mortgage Trust
2.177% (US0001M + 0.940%) due 11/25/2033 ~		6	6

			4,786

CORPORATE BONDS & NOTES 12.3%
AbbVie, Inc.
2.500% due 05/14/2020		200	203
3.200% due 05/14/2026		300	301
Air Lease Corp.
2.125% due 01/15/2018		300	300
2.625% due 09/04/2018		200	202
Ally Financial, Inc.
3.600% due 05/21/2018		500	505
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		100	100
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/2023		500	519
AT&T, Inc.
1.800% due 09/04/2026	EUR	200	240
2.254% (US0003M + 0.950%) due 07/15/2021 ~		$400	405
3.400% due 08/14/2024		500	501
Bank of America Corp.
2.816% (US0003M + 0.930%) due 07/21/2023 ~		400	400
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		100	100
3.557% due 08/15/2027		100	101
4.390% due 08/15/2037		100	102
Charter Communications Operating LLC
4.464% due 07/23/2022		500	529
6.384% due 10/23/2035		300	352
CIT Group, Inc.
3.875% due 02/19/2019		300	306
5.500% due 02/15/2019		67	70
Citigroup, Inc.
2.247% (US0003M + 0.930%) due 06/07/2019 ~		600	606
Cleco Corporate Holdings LLC
3.743% due 05/01/2026		300	303
Dell International LLC
3.480% due 06/01/2019		300	306

ERAC USA Finance LLC
2.350% due 10/15/2019	200	201
Ford Motor Credit Co. LLC
5.750% due 02/01/2021	200	219
5.875% due 08/02/2021	200	223
Forest Laboratories LLC
5.000% due 12/15/2021	100	109
International Lease Finance Corp.
8.250% due 12/15/2020	300	351
JPMorgan Chase & Co.
2.400% due 06/07/2021	500	502
Kraft Heinz Foods Co.
1.879% (US0003M + 0.570%) due 02/10/2021 ~	100	100
Microsoft Corp.
2.700% due 02/12/2025	300	303
Navient Corp.
4.875% due 06/17/2019	100	104
Newell Brands, Inc.
2.875% due 12/01/2019	300	305
Northwell Healthcare, Inc.
4.260% due 11/01/2047	100	101
Oracle Corp.
2.400% due 09/15/2023	300	298
Rio Oil Finance Trust
9.250% due 07/06/2024	362	378
S&P Global, Inc.
2.500% due 08/15/2018	300	302
SBA Tower Trust
2.240% due 04/09/2043	300	300
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~	100	101
Time Warner Cable LLC
6.750% due 07/01/2018	200	207
VEREIT Operating Partnership LP
4.875% due 06/01/2026	400	429
Verizon Communications, Inc.
3.125% due 03/16/2022	200	205
4.125% due 03/16/2027	200	209
Wells Fargo & Co.
2.100% due 07/26/2021	500	496
2.423% (US0003M + 1.110%) due 01/24/2023 ~	300	305
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	300	305
3.375% due 11/30/2021	300	308

		12,812

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
CenturyLink, Inc.
2.750% due 01/31/2025	200	194
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018	800	805

		999

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Banc of America Alternative Loan Trust
6.500% due 04/25/2036 ^	569	534
Banc of America Funding Trust
1.446% (US0001M + 0.210%) due 04/20/2047 ^~	207	188
6.000% due 07/25/2037 ^	111	88
Chase Mortgage Finance Trust
3.129% due 07/25/2037 ~	15	14
3.286% due 03/25/2037 ^~	93	79
Citigroup Mortgage Loan Trust
3.190% due 04/25/2037 ^~	90	77
Citigroup Mortgage Loan Trust, Inc.
4.682% due 08/25/2035 ^~	1,659	1,507
Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036 ^	76	64
Credit Suisse Mortgage Capital Certificates
3.285% due 02/26/2036 ~	64	63
Deutsche ALT-A Securities, Inc.
1.387% (US0001M + 0.150%) due 02/25/2047 ~	323	280
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	113	107
GreenPoint Mortgage Funding Trust
1.697% (US0001M + 0.460%) due 06/25/2045 ~	110	102
JPMorgan Alternative Loan Trust
2.988% due 12/25/2036 ~	73	72
Merrill Lynch Mortgage Investors Trust
3.201% due 03/25/2036 ^~	225	175
Morgan Stanley Mortgage Loan Trust
3.255% due 05/25/2036 ^~	121	98
3.878% due 09/25/2035 ^~	119	103

PHH Alternative Mortgage Trust
6.000% due 05/25/2037 ^		102	91
Prime Mortgage Trust
6.000% due 06/25/2036 ^		98	96
Residential Accredit Loans, Inc. Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~		110	104
Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 ^		76	72
Structured Asset Mortgage Investments Trust
1.467% (US0001M + 0.230%) due 02/25/2036 ~		41	39

			3,953

U.S. GOVERNMENT AGENCIES 17.6%
Fannie Mae
1.637% (LIBOR01M + 0.400%) due 06/25/2036 ~		13	13
1.687% (LIBOR01M + 0.450%) due 01/25/2044 ~		75	76
2.037% (LIBOR01M + 0.800%) due 12/25/2039 ~		129	132
Fannie Mae, TBA
3.000% due 11/01/2047		5,600	5,607
3.500% due 10/01/2047 - 12/01/2047		8,300	8,523
Freddie Mac
1.503% due 01/15/2038 ~(a)		281	13
1.582% (LIBOR01M + 0.350%) due 01/15/2038 ~		281	280
3.000% due 02/01/2046		838	842
3.111% (H15T1Y + 2.243%) due 09/01/2037 ~		579	610
Freddie Mac, TBA
3.500% due 11/01/2047		1,000	1,029
Ginnie Mae
2.011% (US0001M + 0.780%) due 09/20/2066 ~		693	698
4.124% due 09/20/2066 +~		486	533

			18,356

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022 (n)		503	503
0.125% due 07/15/2024 (j)(l)(n)		2,990	2,960
0.375% due 07/15/2025 (l)(n)		206	206
U.S. Treasury Notes
1.750% due 04/30/2022 (j)		2,100	2,087
1.750% due 09/30/2022 (n)		400	396

			6,152

Total United States (Cost $46,087)			47,058

SHORT-TERM INSTRUMENTS 7.8%
REPURCHASE AGREEMENTS (i) 2.2%			2,312
JAPAN TREASURY BILLS 3.6%
(0.153)% due 10/30/2017 - 12/04/2017 (d)(e)	JPY	420,000	3,733
MEXICO TREASURY BILLS 1.0%
7.017% due 11/30/2017 - 03/01/2018 (d)(e)	MXN	18,700	1,001
U.S. TREASURY BILLS 1.0%
1.080% due 01/04/2018 (d)(e)(n)		$1,043	1,040

Total Short-Term Instruments (Cost $8,079)			8,086

Total Investments in Securities (Cost $127,522)			128,773

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		1,376	14

Total Short-Term Instruments (Cost $14)			14

Total Investments in Affiliates (Cost $14)			14

Total Investments 123.3% (Cost $127,536)			$128,787
Financial Derivative Instruments (k)(m) (0.3)% (Cost or Premiums, net $(772))			(297)
Other Assets and Liabilities, net (23.0)%			(24,028)

Net Assets 100.0%			$104,462

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	12/09/2014	$240	$92	0.09%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	12/09/2014 - 01/05/2015	535	210	0.20

				$775	$302	0.29%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$2,312	Federal Home Loan Bank 1.375% due 09/28/2020	$(2,362)	$2,312	$2,312

Total Repurchase Agreements						$(2,362)	$2,312	$2,312

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)		Payable for Reverse Repurchase Agreements
BOS	1.350%	09/19/2017	10/03/2017		$(2,108)	$(2,109)
BPS	(0.700)	08/03/2017	11/02/2017	EUR	(1,015)	(1,199)
	0.440	07/20/2017	10/11/2017	GBP	(1,331)	(1,786)
BSN	1.240	08/11/2017	10/11/2017		$(2,504)	(2,509)
MYI	(0.350)	08/03/2017	11/02/2017	EUR	(344)	(406)
UBS	(1.720)	07/27/2017	10/19/2017		(1,192)	(1,407)

Total Reverse Repurchase Agreements						$(9,416)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions
TDM	1.300%	09/28/2017	10/13/2017	CAD	(591)	$(474)

Total Sale-Buyback Transactions						$(474)

(j)	Securities with an aggregate market value of $9,825 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(8,056) at a weighted average interest rate of 0.623%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$107.000	11/24/2017	3	$3	$0	$0
Put - CBOT U.S. Treasury 10-Year Note December Futures	107.500	11/24/2017	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	108.000	11/24/2017	2	2	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	110.000	11/24/2017	4	4	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/24/2017	13	13	0	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	113.000	11/24/2017	3	3	0	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	60	150	5	3

					$5	$3

Total Purchased Options					$5	$3

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	60	$150	$(6)	$(1)

Total Written Options					$(6)	$(1)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2017	56	CAD	11,037	$(17)	$6	$0
3-Month Canada Bankers Acceptance December Futures	12/2018	2		393	0	0	0
90-Day Eurodollar March Futures	03/2018	91		$22,388	(17)	0	(1)
Australia Government 3-Year Note December Futures	12/2017	3	AUD	261	(1)	0	0
Australia Government 10-Year Bond December Futures	12/2017	7		698	(13)	1	(4)
Canada Government 10-Year Bond December Futures	12/2017	1	CAD	108	(2)	0	0
Euro-Bobl December Futures	12/2017	7	EUR	1,085	(4)	0	0
Euro-BTP Italy Government Bond December Futures	12/2017	9		1,436	(5)	5	0
Euro-Bund 10-Year Bond December Futures	12/2017	2		381	(1)	1	(1)
Euro-Buxl 30-Year Bond December Futures	12/2017	2		386	(9)	2	(1)
Euro-Schatz December Futures	12/2017	12		1,590	0	0	0
Japan Government 10-Year Bond December Futures	12/2017	3	JPY	4,008	(16)	3	(9)
U.S. Treasury 5-Year Note December Futures	12/2017	52		$6,110	(43)	0	(9)
U.S. Treasury 10-Year Note December Futures	12/2017	139		17,418	(183)	0	(33)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	49		8,091	(93)	20	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2018	20	GBP	3,320	(1)	0	0
United Kingdom Long Gilt December Futures	12/2017	4		664	(21)	1	0

					$(426)	$39	$(58)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	44		$(10,837)	$3	$0	$0
90-Day Eurodollar December Futures	12/2018	2		(491)	1	0	0
90-Day Eurodollar March Futures	03/2019	91		(22,315)	7	8	0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	3	EUR	(550)	3	1	(1)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	3		(2)	0	0	0
U.S. Treasury 30-Year Bond December Futures	12/2017	12		$(1,834)	29	0	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	12/2019	20	GBP	(3,313)	1	0	0
					$44	$9	$(2)

Total Futures Contracts					$(382)	$48	$(60)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	12/20/2020	0.157%		$500	$(15)	$1	$(14)	$0	$0
BASF Co.	(1.000)	Quarterly	12/20/2020	0.145	EUR	200	(6)	(1)	(7)	0	0
Bayer AG	(1.000)	Quarterly	12/20/2020	0.182		200	(4)	(2)	(6)	0	(1)
Koninklijke DSM NV	(1.000)	Quarterly	12/20/2020	0.192		300	(9)	(1)	(10)	0	0
Pfizer, Inc.	(1.000)	Quarterly	12/20/2020	0.128		$300	(9)	1	(8)	0	0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.134		400	(12)	1	(11)	0	0
Telia Co. AB	(1.000)	Quarterly	12/20/2020	0.265	EUR	100	(2)	(1)	(3)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.334		300	(5)	(3)	(8)	0	0
UnitedHealth Group, Inc.	(1.000)	Quarterly	12/20/2020	0.134		$300	(8)	0	(8)	0	0

							$(70)	$(5)	$(75)	$0	$(1)

Credit Default Swaps on Corporate Issues - Sell Protection (2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Shell International Finance BV	1.000%	Quarterly	12/20/2026	0.763%	EUR 200	$(6)	$11	$5	$0	$0
Telecom Italia SpA	1.000	Quarterly	06/20/2024	1.660	100	(8)	3	(5)	0	0
Tesco PLC	1.000	Quarterly	06/20/2022	1.286	250	(12)	8	(4)	0	(1)

						$(26)	$22	$(4)	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022		$200	$(15)	$(1)	$(16)	$0	$0
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	16,500	(228)	(260)	(488)	0	(9)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		5,700	(151)	(2)	(153)	0	(4)
iTraxx Europe Senior 25 5-Year Index	(1.000)	Quarterly	06/20/2021		3,000	(5)	(80)	(85)	0	(1)

						$(399)	$(343)	$(742)	$0	$(14)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.IG-28 5-Year Index	1.000%	Quarterly	06/20/2022	8,000	$150	$21	$171	$3	$0

					$150	$21	$171	$3	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.400%	Semi-Annual	09/13/2019	CAD	11,900	$(23)	$(65)	$(88)	$10	$0
Pay (6)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		6,600	(20)	(32)	(52)	7	0
Receive	3-Month CAD-Bank Bill	2.200	Semi-Annual	06/16/2026		2,200	(57)	65	8	0	(4)
Receive	3-Month CAD-Bank Bill	1.850	Semi-Annual	09/15/2027		2,500	58	36	94	0	(4)
Pay (6)	3-Month NZD-BBR	2.500	Semi-Annual	07/11/2019	NZD	14,300	8	12	20	0	(2)
Receive	3-Month SEK-STIBOR	0.440	Annual	08/08/2022	SEK	5,400	0	(1)	(1)	0	(1)
Receive	3-Month SEK-STIBOR	0.413	Annual	08/10/2022		8,200	0	(1)	(1)	0	(2)
Receive	3-Month SEK-STIBOR	0.398	Annual	08/11/2022		1,800	0	0	0	0	0
Receive	3-Month SEK-STIBOR	0.425	Annual	08/14/2022		2,200	0	0	0	0	0
Receive (6)	3-Month SEK-STIBOR	0.750	Annual	03/21/2023		20,300	(6)	(6)	(12)	0	(4)
Pay (6)	3-Month USD-LIBOR	1.750	Semi-Annual	06/18/2018		$60,000	18	40	58	0	(2)
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	06/18/2019		60,000	(32)	(65)	(97)	14	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		14,100	88	(24)	64	6	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		5,100	(29)	10	(19)	3	0
Pay	3-Month USD-LIBOR	1.310	Quarterly	06/12/2022		2,100	0	1	1	0	0
Pay	3-Month USD-LIBOR	1.324	Quarterly	06/19/2022		4,700	0	0	0	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		19,100	0	(332)	(332)	33	0
Receive (6)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		300	13	(1)	12	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		800	(7)	38	31	1	0
Receive (6)	3-Month USD-LIBOR	2.098	Semi-Annual	07/01/2041		3,800	34	42	76	0	(4)
Receive (6)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		3,000	(95)	(15)	(110)	0	(5)
Pay (6)	6-Month EUR-EURIBOR	0.000	Annual	03/21/2020		4,000	9	(2)	7	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		5,800	76	(31)	45	0	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		4,050	12	(19)	(7)	5	(7)
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		1,700	9	59	68	1	0
Pay (6)	6-Month GBP-LIBOR	1.000	Annual	09/19/2019		5,200	8	(2)	6	1	0
Pay (6)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		3,800	7	(29)	(22)	0	0
Receive (6)	6-Month GBP-LIBOR	1.000	Annual	09/18/2020		5,200	4	2	6	0	(1)
Receive (6)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		2,000	(18)	43	25	0	(3)
Receive (6)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		2,400	(74)	65	(9)	0	(8)
Receive (6)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		700	(26)	4	(22)	0	(5)
Pay	6-Month JPY-LIBOR	0.150	Semi-Annual	03/22/2018	JPY	420,000	2	1	3	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	09/18/2020		140,000	30	(47)	(17)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		110,000	2	(3)	(1)	1	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		100,000	(282)	137	(145)	7	0
Receive (6)	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048		90,000	(16)	6	(10)	3	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026	MXN	4,600	(26)	10	(16)	0	(1)

							$(333)	$(104)	$(437)	$92	$(55)

Total Swap Agreements							$(678)	$(409)	$(1,087)	$95	$(71)

(l)	Securities with an aggregate market value of $372 and cash of $1,870 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(m) Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	12/2017		$662	CNH	4,571	$24	$0
BOA	10/2017	BRL	1,564		$500	6	0
	10/2017	EUR	286		342	4	0
	10/2017		$494	BRL	1,564	0	0
	10/2017		8,438	EUR	7,196	68	(1)
	10/2017		267	GBP	197	0	(3)
	10/2017		3,613	SEK	29,550	15	0
	11/2017	EUR	7,058		$8,288	0	(68)
	11/2017	KRW	114,610		100	0	0
	11/2017	SEK	29,550		3,619	0	(15)
	11/2017		$498	BRL	1,564	0	(6)
	11/2017		504	TRY	1,835	4	0
	01/2018	DKK	23,193		$3,393	0	(311)
	04/2018		205		30	0	(3)
BPS	10/2017	BRL	2,600		812	0	(9)
	10/2017		$821	BRL	2,600	0	0
	10/2017		252	PEN	823	0	0
	12/2017	INR	6,966		$106	0	0
	12/2017		$257	INR	16,595	0	(5)
	01/2018	DKK	884		$135	0	(6)
	03/2018	MXN	14,500		693	0	(85)
	04/2018	DKK	24,891		3,709	0	(289)
	04/2018		$51	KRW	57,350	0	(1)
BRC	10/2017		1	IDR	13,470	0	0
	11/2017	MYR	1,653		$393	2	0
CBK	10/2017	BRL	1,234		390	0	0
	10/2017	EUR	280		334	3	0
	10/2017	PEN	500		153	0	0
	10/2017		$390	BRL	1,235	0	0
	10/2017		4,212	JPY	475,100	10	0
	11/2017	JPY	475,100		$4,217	0	(10)
	12/2017		120,000		1,091	22	0
	12/2017		$479	MXN	8,679	0	(8)
DUB	10/2017	SEK	305		$39	1	0
	11/2017		$202	BRL	642	0	0
	07/2018	BRL	1,300		$369	0	(28)
FBF	10/2017		329		104	0	0
	10/2017		$105	BRL	329	0	(1)
	10/2017		773	DKK	4,918	8	0
	12/2017		666	INR	43,686	0	(3)
GLM	10/2017	AUD	44		$35	1	0
	10/2017	DKK	2,835		435	0	(15)
	10/2017	EUR	185		221	3	0
	10/2017	GBP	90		116	0	(4)
	10/2017	JPY	655,100		5,938	114	0
	10/2017	NOK	1,135		146	4	0
	10/2017	RUB	69,300		1,182	0	(16)
	10/2017		$2,237	CAD	2,800	8	(1)
	10/2017		404	DKK	2,610	11	0
	10/2017		109	GBP	81	0	(1)
	10/2017		187	IDR	2,517,955	0	0
	10/2017		271	PEN	886	0	0
	11/2017		152	BRL	483	0	0
	12/2017	KRW	365,690		$324	5	0
	12/2017		$102	CNY	705	4	0
	12/2017		505	SGD	684	0	0
	01/2018		130	DKK	884	12	0
	04/2018	DKK	1,313		$192	0	(19)
	04/2018		$162	KRW	184,016	0	(1)
HUS	10/2017	CAD	7,314		$5,866	5	0
	10/2017	DKK	5,546		850	0	(31)
	10/2017	IDR	415,958		31	0	0
	10/2017		$42	CAD	52	0	0
	10/2017		1,701	RUB	99,289	16	0
	11/2017	PLN	890		$247	3	0
IND	10/2017		$726	DKK	4,595	3	0
	01/2018		2,237		13,969	0	(6)
JPM	10/2017	AUD	32		$25	0	0
	10/2017	CAD	2,340		1,933	57	0
	10/2017	DKK	9,980		1,541	1	(45)
	10/2017	EUR	6,445		7,779	162	0
	10/2017	IDR	3,315,825		246	0	0
	10/2017	NZD	39		28	0	0
	10/2017		$7,649	GBP	5,713	6	0
	10/2017		348	IDR	4,686,680	0	0
	10/2017		61	RUB	3,523	0	0
	10/2017		558	SEK	4,435	0	(13)
	11/2017	EUR	709		$839	0	0
	11/2017	GBP	5,713		7,657	0	(6)
	11/2017		$118	CAD	146	0	(1)
	12/2017	INR	15,440		$235	0	0
	12/2017		$133	INR	8,719	0	(1)
	01/2018	DKK	19,791		$2,895	0	(266)
	04/2018	KRW	224,800		200	3	0
	04/2018		$149	KRW	167,893	0	(2)
MSB	10/2017	BRL	2,600		$821	0	0
	10/2017		$838	BRL	2,600	0	(18)
	11/2017	KRW	169,482		$148	0	0
	12/2017	JPY	120,000		1,092	22	0
	01/2018	BRL	1,000		319	8	0
	04/2018		1,600		503	9	0
NAB	10/2017		$5,941	CAD	7,354	0	(47)
	11/2017	CAD	7,354		$5,942	47	0
NGF	11/2017	MXN	4,200		204	0	(25)
	11/2017	TRY	869		241	0	0
RBC	10/2017	DKK	1,275		205	2	0
SCX	10/2017	IDR	6,802,147		505	1	0
	10/2017	SEK	33,680		4,262	127	0
	12/2017	SGD	2,819		2,064	0	(16)
	01/2018		$500	IDR	6,802,147	0	(1)
	04/2018		82	DKK	507	0	0
SOG	10/2017	GBP	6,120		$7,948	0	(253)
TOR	10/2017	DKK	26,304		4,058	0	(120)
UAG	10/2017		1,420		219	0	(7)
	10/2017		$296	GBP	219	0	(2)
	11/2017	MYR	800		$190	1	0
	12/2017	CNH	4,444		629	0	(37)
	12/2017	CNY	725		102	0	(6)
	12/2017		$332	KRW	377,419	0	(3)
	01/2018	DKK	34,995		$5,587	0	(2)
	04/2018	KRW	183,838		162	1	0
	04/2018		$1,048	DKK	6,488	0	(6)

Total Forward Foreign Currency Contracts						$803	$(1,823)

Purchased Options:

Foreign Currency Options

Counterparty	Description		Strike Price	Expiration Date	Notional Amount	Cost	Market Value
BOA	Call - OTC USD versus JPY	JPY	120.000	04/17/2020	$421	$8	$8
DUB	Call - OTC USD versus JPY		120.000	04/17/2020	272	5	6
GLM	Call - OTC USD versus JPY		120.000	04/20/2020	470	8	9

						$21	$23

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400%	03/14/2018	$5,400	$5	$0
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.030	12/18/2017	19,800	20	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	03/14/2018	27,700	23	0

							$48	$0

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor (1)	0.400%	3-Month USD-LIBOR	10/26/2017	$12,100	$1	$0

Total Purchased Options						$70	$23

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC AUD versus CAD	CAD	0.951	12/21/2017	AUD	400	$(2)	$(2)
	Call - OTC AUD versus CAD		1.005	12/21/2017		400	(2)	(1)
BPS	Put - OTC USD versus KRW	KRW	1,075.000	04/25/2018		$147	(3)	(1)
DUB	Put - OTC AUD versus CAD	CAD	0.959	12/20/2017	AUD	400	(2)	(2)
	Call - OTC AUD versus CAD		1.013	12/20/2017		400	(2)	(1)
FBF	Call - OTC USD versus BRL	BRL	6.300	01/11/2018		$200	(10)	0
GLM	Put - OTC CAD versus JPY	JPY	76.700	06/19/2018	CAD	500	(6)	(2)
	Call - OTC USD versus BRL	BRL	3.892	07/02/2018		$300	(29)	(3)
	Put - OTC USD versus BRL		3.892	07/02/2018		300	(29)	(59)
	Put - OTC USD versus KRW	KRW	1,075.000	04/20/2018		470	(9)	(3)
JPM	Put - OTC USD versus KRW		1,075.000	04/25/2018		448	(9)	(2)

							$(103)	$(76)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
SOG	Call - OTC 1-Year Interest Rate Floor (1)	0.000%	3-Month USD-LIBOR	10/26/2017	$12,100	$0	$0

Total Written Options						$(103)	$(76)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Credit Suisse Group Finance	(1.000)%	Quarterly	06/20/2022	0.747%	EUR	200	$3	$(6)	$0	$(3)
	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		$500	(18)	3	0	(15)
BRC	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		400	(14)	2	0	(12)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		100	(3)	0	0	(3)
GST	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.342		400	(14)	2	0	(12)

								$(46)	$1	$0	$(45)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	1.088%		$100	$(1)	$0	$0	$(1)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2021	0.923		300	(11)	12	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		100	(2)	2	0	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		500	(6)	1	0	(5)
	Shire Acquisitions Investments Ireland DAC +	1.000	Quarterly	12/20/2021	1.079	EUR	100	(4)	3	0	(1)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		$200	(2)	0	0	(2)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		100	0	0	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		100	(2)	2	0	0
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	1.011	EUR	200	(1)	1	0	0

								$(29)	$21	$1	$(9)

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	iTraxx Europe Subordinated 27 5-Year Index	(1.000)%	Quarterly	06/20/2022	EUR	600	$31	$(29)	$2	$0

Cross-Currency Swaps

										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date (7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Floating rate equal to 3-Month AUD-LIBOR plus 0.362% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	09/26/2027	AUD	500	396	2	(6)	0	(4)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/05/2027		400	315	(1)	(1)	0	(2)
CBK	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	3,900	4,770	(6)	457	451	0
	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		900	1,188	(3)	20	17	0
DUB	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026		200	244	0	24	24	0
GLM	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		1,800	2,201	(11)	219	208	0
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.368% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/06/2027	AUD	174	136	1	(1)	0	0
RYL	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/13/2026	GBP	200	244	6	18	24	0
SOG	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020		600	734	(4)	73	69	0
TOR	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	03/21/2020	GBP	1,300	$1,716	$0	$24	$24	$0

								$(16)	$827	$817	$(6)

Interest Rate Swaps

										Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	3-Month KRW-KORIBOR	2.030%	Quarterly	07/10/2027	KRW	1,063,600	$0	$0	$0	$0
CBK	Receive	3-Month KRW-KORIBOR	1.995	Quarterly	07/10/2027		1,105,500	0	4	4	0

								$0	$4	$4	$0

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.800%	Maturity	06/24/2019	$1	$0	$0	$0	$0
	Pay	EUR versus CHF 1-Year ATM Realized Volatility	6.750	Maturity	06/26/2019	1	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/24/2019	1	0	(1)	0	(1)
	Receive	USD versus CHF 1-Year ATM Realized Volatility	9.000	Maturity	06/26/2019	1	0	0	0	0

							$0	$(2)	$0	$(2)

Total Swap Agreements							$(60)	$822	$824	$(62)

(n)	Securities with an aggregate market value of $1,699 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$405	$0	$405
Belgium
Corporate Bonds & Notes	0	611	0	611
Brazil
Corporate Bonds & Notes	0	757	0	757
Sovereign Issues	0	799	0	799
Canada
Corporate Bonds & Notes	0	101	0	101
Non-Agency Mortgage-Backed Securities	0	694	0	694
Sovereign Issues	0	5,775	0	5,775
Cayman Islands
Asset-Backed Securities	0	4,013	0	4,013
Corporate Bonds & Notes	0	302	0	302
Denmark
Corporate Bonds & Notes	0	13,041	0	13,041
France
Corporate Bonds & Notes	0	1,458	0	1,458
Sovereign Issues	0	1,419	0	1,419
Germany
Corporate Bonds & Notes	0	608	0	608
Greece
Corporate Bonds & Notes	0	236	0	236
Ireland
Corporate Bonds & Notes	0	316	0	316
Italy
Corporate Bonds & Notes	0	612	0	612
Non-Agency Mortgage-Backed Securities	0	905	0	905
Sovereign Issues	0	2,045	0	2,045
Japan
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	5,617	0	5,617
Kuwait
Sovereign Issues	0	924	0	924
Luxembourg
Corporate Bonds & Notes	0	474	288	762
Malaysia
Sovereign Issues	0	569	0	569
Netherlands
Asset-Backed Securities	0	758	0	758
Corporate Bonds & Notes	0	4,842	0	4,842
Norway
Corporate Bonds & Notes	0	302	0	302
Sovereign Issues	0	152	0	152
Peru
Sovereign Issues	0	265	0	265
Poland
Sovereign Issues	0	243	0	243
Portugal
Corporate Bonds & Notes	0	110	0	110
Qatar
Sovereign Issues	0	210	0	210
Saudi Arabia
Sovereign Issues	0	1,485	0	1,485
Singapore
Corporate Bonds & Notes	0	198	0	198
Spain
Corporate Bonds & Notes	0	626	0	626
Sovereign Issues	0	1,895	0	1,895
Sweden
Corporate Bonds & Notes	0	5,324	0	5,324
Switzerland
Corporate Bonds & Notes	0	2,190	0	2,190
United Kingdom
Corporate Bonds & Notes	0	7,775	0	7,775
Non-Agency Mortgage-Backed Securities	0	3,302	0	3,302
Sovereign Issues	0	1,780	0	1,780
United States
Asset-Backed Securities	0	4,786	0	4,786
Corporate Bonds & Notes	0	12,812	0	12,812
Loan Participations and Assignments	0	999	0	999
Non-Agency Mortgage-Backed Securities	0	3,953	0	3,953
U.S. Government Agencies	0	17,823	533	18,356
U.S. Treasury Obligations	0	6,152	0	6,152
Short-Term Instruments
Repurchase Agreements	0	2,312	0	2,312
Japan Treasury Bills	0	3,733	0	3,733
Mexico Treasury Bills	0	1,001	0	1,001
U.S. Treasury Bills	0	1,040	0	1,040
	$0	$127,952	$821	$128,773

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14	$0	$0	$14

Total Investments	$14	$127,952	$821	$128,787

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	51	95	0	146
Over the counter	0	1,650	0	1,650
	$51	$1,745	$0	$1,796

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(71)	0	(132)
Over the counter	0	(1,960)	(1)	(1,961)

	$(61)	$(2,031)	$(1)	$(2,093)

Total Financial Derivative Instruments	$(10)	$(286)	$(1)	$(297)

Totals	$4	$127,666	$820	$128,490
There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Global Diversified Allocation Portfolio

September 30, 2017 (Unaudited)

		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$482

Total Short-Term Instruments (Cost $482)		482

Total Investments in Securities (Cost $482)		482

	SHARES
INVESTMENTS IN AFFILIATES 98.3%
MUTUAL FUNDS (a) 89.9%
PIMCO Emerging Markets Bond Fund	2,649,240	28,294
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	2,650,561	28,175
PIMCO Global Advantage® Strategy Bond Fund	3,495,632	37,578
PIMCO Income Fund	3,784,217	47,076
PIMCO Investment Grade Corporate Bond Fund	4,422,486	47,011
PIMCO RAE Fundamental International Fund	4,276,624	47,128
PIMCO RAE Fundamental PLUS EMG Fund	4,386,825	47,290
PIMCO RAE Fundamental PLUS Small Fund	3,851,439	46,911
PIMCO Real Return Fund	4,248,863	46,780
PIMCO Short-Term Fund	14,294,269	140,941
PIMCO StocksPLUS® Fund	4,376,232	47,045
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5,653,906	47,041
PIMCO StocksPLUS® International Fund (Unhedged)	13,585,742	94,149
PIMCO Total Return Fund IV	13,398,205	140,681

Total Mutual Funds (Cost $795,710)		846,100

SHORT-TERM INSTRUMENTS 8.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short-Term Floating NAV Portfolio III	8,008,384	79,163

Total Short-Term Instruments (Cost $79,166)		79,163

Total Investments in Affiliates (Cost $874,876)		925,263

Total Investments 98.4% (Cost $875,358)		$925,745
Financial Derivative Instruments (c) 0.7% (Cost or Premiums, net $11,661)		7,034
Other Assets and Liabilities, net 0.9%		7,976

Net Assets 100.0%		$940,755

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(b)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.500%	09/29/2017	10/02/2017	$482	Federal Home Loan Bank 1.375% due 09/28/2020	$(496)	$482	$482

Total Repurchase Agreements						$(496)	$482	$482

(1)	Includes accrued interest.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	1,675.000	06/15/2018	1,028	$102	$1,532	$622
Put - CBOE S&P 500	1,925.000	06/15/2018	1,028	103	3,286	1,517
Put - CBOE S&P 500	2,175.000	06/15/2018	1,028	103	6,843	3,485
					$11,661	$5,624

Total Purchased Options					$11,661	$5,624

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2017	3,364	$423,208	$7,583	$1,410	$0

Total Futures Contracts				$7,583	$1,410	$0

Cash of $15,602 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$482	$0	$482
	$0	$482	$0	$482

Investments in Affiliates, at Value
Mutual Funds	846,100	0	0	846,100
Short-Term Instruments
Central Funds Used for Cash Management Purposes	79,163	0	0	79,163

	$925,263	$0	$0	$925,263

Total Investments	$925,263	$482	$0	$925,745

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,410	$5,624	$0	$7,034

Total Financial Derivative Instruments	$1,410	$5,624	$0	$7,034

Totals	$926,673	$6,106	$0	$932,779

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Managed Allocation Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018		$150	$151
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		800	786

Total Loan Participations and Assignments (Cost $923)			937

CORPORATE BONDS & NOTES 9.9%
BANKING & FINANCE 5.7%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		2,100	2,150
4.250% due 07/01/2020		900	941
Ally Financial, Inc.
3.250% due 02/13/2018		300	302
3.500% due 01/27/2019		700	712
3.600% due 05/21/2018		900	908
8.000% due 12/31/2018		200	214
8.000% due 11/01/2031		800	1,036
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		700	702
Barclays PLC
7.000% (BPSW5 + 5.084%) due 09/15/2019 ~(g)	GBP	300	415
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(g)		$1,300	1,376
BRFkredit A/S
2.000% due 10/01/2017	DKK	3,900	619
2.500% due 10/01/2047		243	40
4.000% due 01/01/2018		2,000	321
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		$800	831
Deutsche Bank AG
4.250% due 10/14/2021		3,400	3,566
Dexia Credit Local S.A.
2.375% due 09/20/2022		2,800	2,793
Ford Motor Credit Co. LLC
2.140% (US0003M + 0.830%) due 03/12/2019 ~		700	704
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		6,200	6,320
ING Bank NV
2.625% due 12/05/2022		1,000	1,014
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	2,100	2,640
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(g)	GBP	1,500	2,098
MetLife, Inc.
6.817% due 08/15/2018		$100	104
Navient Corp.
4.875% due 06/17/2019		1,200	1,245
5.500% due 01/15/2019		1,100	1,139
8.000% due 03/25/2020		400	442
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	3,100	492
2.000% due 10/01/2017		6,900	1,096
2.000% due 01/01/2018		200	32
2.500% due 10/01/2047		786	130
Nykredit Realkredit A/S
1.000% due 10/01/2017		11,700	1,858
2.000% due 10/01/2017		5,000	794
2.500% due 10/01/2047		3,392	559
Realkredit Danmark A/S
1.000% due 01/01/2018		1,000	159
1.000% due 04/01/2018		3,200	512
2.000% due 01/01/2018		5,000	799
2.500% due 10/01/2047		4,224	697
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		$200	200
4.750% (USSW5 + 3.765%) due 05/22/2023 ~		3,500	3,554

			43,514

INDUSTRIALS 1.9%
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		1,100	1,102

Dell International LLC
3.480% due 06/01/2019	3,320	3,385
4.420% due 06/15/2021	800	841
Delta Air Lines, Inc.
2.875% due 03/13/2020	900	912
eBay, Inc.
2.750% due 01/30/2023	500	499
Kinder Morgan, Inc.
7.250% due 06/01/2018	100	103
Mylan NV
3.750% due 12/15/2020	500	519
Pioneer Natural Resources Co.
6.875% due 05/01/2018	400	411
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019	100	107
Time Warner Cable LLC
8.750% due 02/14/2019	3,500	3,803
VMware, Inc.
2.300% due 08/21/2020	200	201
2.950% due 08/21/2022	200	201
3.900% due 08/21/2027	200	202
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019	900	901
2.450% due 11/20/2019	900	907

		14,094

UTILITIES 2.3%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	1,800	1,809
2.254% (US0003M + 0.950%) due 07/15/2021 ~	4,000	4,053
5.150% due 02/14/2050	1,200	1,214
5.300% due 08/14/2058	400	405
Petrobras Global Finance BV
6.125% due 01/17/2022	2,700	2,909
7.250% due 03/17/2044	3,700	3,866
Verizon Communications, Inc.
1.865% (US0003M + 0.550%) due 05/22/2020 ~	200	200
3.376% due 02/15/2025	2,752	2,771

		17,227

Total Corporate Bonds & Notes (Cost $73,200)		74,835

U.S. GOVERNMENT AGENCIES 11.2%
Fannie Mae
3.422% (US0012M + 1.732%) due 05/01/2038 ~	2,902	3,069
Fannie Mae, TBA
3.500% due 11/01/2032 - 12/01/2047	79,300	81,481

Total U.S. Government Agencies (Cost $84,620)		84,550

U.S. TREASURY OBLIGATIONS 36.6%
U.S. Treasury Bonds
2.500% due 02/15/2046	7,006	6,514
2.500% due 05/15/2046	5,420	5,033
3.000% due 05/15/2047	9,270	9,534
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2020	25,860	25,987
0.125% due 04/15/2021	10,524	10,556
0.125% due 01/15/2023	106	106
0.125% due 07/15/2024	10	10
0.125% due 07/15/2026	18,535	18,025
0.250% due 01/15/2025	8,464	8,380
0.375% due 07/15/2023	295	298
0.375% due 07/15/2025	6,028	6,029
0.375% due 07/15/2027	19,714	19,521
0.625% due 01/15/2024	3,189	3,257
0.625% due 01/15/2026	6,150	6,233
1.250% due 07/15/2020	2,245	2,339
1.625% due 01/15/2018 (m)	1,168	1,176
1.875% due 07/15/2019 (m)	688	717
2.125% due 02/15/2040	4,508	5,673
2.375% due 01/15/2025	20,077	22,935
3.625% due 04/15/2028	4,601	6,025
U.S. Treasury Notes
1.875% due 02/28/2022 (m)(o)	33,400	33,403
1.875% due 04/30/2022 (o)	100	100
2.125% due 07/31/2024 (o)	6,400	6,388
2.250% due 02/15/2027 (j)	19,400	19,278
2.250% due 08/15/2027 (j)	16,000	15,886
2.750% due 02/15/2024	41,700	43,302

Total U.S. Treasury Obligations (Cost $278,719)		276,705

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~		596	535
Bear Stearns Adjustable Rate Mortgage Trust
3.372% due 02/25/2036 ^~		79	78
3.686% due 07/25/2036 ^~		313	301
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 04/25/2036		552	491
Residential Accredit Loans, Inc. Trust
1.417% (US0001M + 0.180%) due 06/25/2046 ~		301	146
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ~		704	584
WaMu Mortgage Pass-Through Certificates Trust
1.567% (US0001M + 0.330%) due 01/25/2045 ~		3,963	3,923

Total Non-Agency Mortgage-Backed Securities (Cost $6,045)			6,058

ASSET-BACKED SECURITIES 4.2%
ACE Securities Corp. Home Equity Loan Trust
3.037% (US0001M + 1.800%) due 06/25/2034 ~		189	183
Ares CLO Ltd.
2.497% (US0003M + 1.180%) due 08/28/2025 ~		400	401
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~		1,000	907
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~		653	554
CIFC Funding Ltd.
2.511% (US0003M + 1.200%) due 01/29/2025 ~		1,038	1,040
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		3,307	3,332
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 05/25/2035 ~		819	745
1.487% (US0001M + 0.250%) due 03/25/2037 ~		700	638
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~		700	702
Dryden Senior Loan Fund
1.000% due 10/15/2027 (a)+~		1,600	1,600
2.504% (US0003M + 1.200%) due 01/15/2025 ~		1,624	1,632
First Franklin Mortgage Loan Trust
1.707% (US0001M + 0.470%) due 11/25/2036 ~		1,600	1,411
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~		1,248	1,134
1.387% (US0001M + 0.150%) due 10/25/2036 ~		2,630	1,391
IndyMac Mortgage Loan Trust
1.307% (US0001M + 0.070%) due 07/25/2036 ~		1,133	552
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		890	628
Lehman XS Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~		1,260	1,245
4.895% due 06/25/2036		748	741
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~		1,200	1,208
Long Beach Mortgage Loan Trust
1.537% (US0001M + 0.300%) due 01/25/2036 ~		1,900	1,496
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		151	151
Morgan Stanley ABS Capital, Inc. Trust
2.212% (US0001M + 0.975%) due 07/25/2035 ~		80	81
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~		1,266	1,283
OFSI Fund Ltd.
2.454% (US0003M + 1.150%) due 04/17/2025 ~		1,480	1,484
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		1,900	1,903
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~		1,900	1,905
2.484% (US0003M + 1.180%) due 10/17/2026 ~		300	302
VOLT LLC
3.500% due 03/25/2047		452	457
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~		2,368	2,377

Total Asset-Backed Securities (Cost $30,733)			31,483

SOVEREIGN ISSUES 13.5%
Argentina Government International Bond
6.875% due 01/26/2027		4,300	4,650
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	28,200	1,725
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	45,900	14,241
0.000% due 04/01/2018 (d)		2,000	611
0.000% due 07/01/2018 (d)		37,300	11,200

Denmark Government International Bond
0.100% due 11/15/2023 (f)	DKK	14,857	2,540
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$700	695
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (f)	EUR	612	734
1.650% due 04/23/2020 (f)		400	500
Japan Bank for International Cooperation
2.375% due 07/21/2022		$400	402
Japan Government International Bond
0.100% due 03/10/2027 (f)	JPY	1,083,575	10,068
New Zealand Government International Bond
2.000% due 09/20/2025 (f)	NZD	739	542
Peru Government International Bond
6.150% due 08/12/2032	PEN	6,000	1,945
United Kingdom Gilt
0.125% due 03/22/2026 (f)	GBP	19,587	30,751
0.125% due 03/22/2046 (f)		502	1,053
0.125% due 11/22/2056 (f)		7	18
0.125% due 11/22/2065 (f)		310	900
1.875% due 11/22/2022 (f)		7,829	12,838
3.500% due 01/22/2045		3,807	6,775

Total Sovereign Issues (Cost $100,864)			102,188

	SHARES
COMMON STOCKS 5.3%
ENERGY 2.5%
Andeavor Logistics LP		5,190	260
Antero Midstream Partners LP		11,687	368
Buckeye Partners LP		3,446	196
Cheniere Energy Partners LP		4,087	118
Cheniere Energy, Inc. (b)		13,334	600
Crestwood Equity Partners LP		5,234	128
DCP Midstream LP		10,569	366
Dominion Energy Midstream Partners LP		3,975	127
Enable Midstream Partners LP		28,575	457
Enbridge Energy Partners LP (l)		22,774	364
Energy Transfer Partners LP		92,488	1,692
Enterprise Products Partners LP		78,392	2,044
EQT Midstream Partners LP		5,365	402
Genesis Energy LP (l)		9,096	240
Golar LNG Partners LP		6,893	160
Kinder Morgan, Inc.		27,852	534
Magellan Midstream Partners LP		12,196	867
MPLX LP		46,331	1,622
NGL Energy Partners LP		13,819	160
Noble Midstream Partners LP		2,241	116
ONEOK, Inc.		24,462	1,355
Phillips 66 Partners LP		9,455	497
Plains All American Pipeline LP		32,264	684
Rice Midstream Partners LP		6,512	136
Shell Midstream Partners LP		6,884	192
Spectra Energy Partners LP		13,752	610
Sunoco LP		15,894	494
Tallgrass Energy Partners LP		8,757	419
Targa Resources Corp.		8,289	392
TC PipeLines LP		6,823	357
TransCanada Corp.		11,475	567
Valero Energy Partners LP		2,698	118
Western Gas Partners LP		6,819	350
Williams Partners LP		44,108	1,716

			18,708

FINANCIALS 0.4%
Fortress Investment Group LLC ‘A’ (l)		378,852	3,020

HEALTH CARE 0.8%
Akorn, Inc. (b)		92,190	3,060
Kite Pharma, Inc. (b)		16,918	3,042

			6,102

INDUSTRIALS 0.4%
Orbital ATK, Inc.		22,927	3,053

INFORMATION TECHNOLOGY 0.8%
Brocade Communications Systems, Inc.		243,633	2,911
NXP Semiconductors NV (b)		28,940	3,273

			6,184

MATERIALS 0.4%
Dominion Diamond Corp.		217,313	3,082

UTILITIES 0.0%
Infraestructura Energetica Nova S.A.B. de C.V.		55,081	308

Total Common Stocks (Cost $41,049)			40,457

EXCHANGE-TRADED FUNDS 3.7%
iShares MSCI EAFE ETF		229,737	15,732
Vanguard REIT ETF		152,475	12,669

Total Exchange-Traded Funds (Cost $27,818)			28,401

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.2%
CERTIFICATES OF DEPOSIT 1.5%
Barclays Bank PLC
1.827% due 05/17/2018		$4,100	4,102
1.940% due 09/04/2018		1,900	1,902
Norinchukin Bank
2.019% due 10/12/2017		4,000	4,001
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		1,200	1,200

			11,205

REPURCHASE AGREEMENTS (i) 5.4%			40,622

ARGENTINA TREASURY BILLS 1.2%
2.927% due 10/13/2017 - 09/28/2018 (c)(d)		8,880	8,785

MEXICO TREASURY BILLS 0.1%
6.952% due 11/30/2017 - 01/04/2018 (c)(d)	MXN	12,775	692

U.S. TREASURY BILLS 0.0%
1.022% due 01/04/2018 (d)(e)(j)		$273	272

Total Short-Term Instruments (Cost $61,523)			61,576

Total Investments in Securities (Cost $705,494)			707,190

	SHARES
INVESTMENTS IN AFFILIATES 19.3%
MUTUAL FUNDS (h) 17.2%
PIMCO Capital Securities and Financials Fund		899,221	9,505
PIMCO EqS® Long/Short Fund		1,270,231	15,510
PIMCO Income Fund		4,959,489	61,696
PIMCO Mortgage Opportunities Fund		1,988,304	22,209

PIMCO RAE Fundamental PLUS Fund	2,849,667	21,258

Total Mutual Funds (Cost $123,135)		130,178

SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III	1,613,683	15,951

Total Short-Term Instruments (Cost $15,952)		15,951

Total Investments in Affiliates (Cost $139,087)		146,129

Total Investments 112.8% (Cost $844,581)		$853,319
Financial Derivative Instruments (k)(n) (0.1)% (Cost or Premiums, net $(2,678))		(847)
Other Assets and Liabilities, net (12.7)%		(96,211)

Net Assets 100.0%		$756,261

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

†	All or a portion of this security is owned by PIMCO Cayman Commodity Portfolio II, Ltd., which is a 100% owned subsidiary of the Portfolio.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Institutional Class Shares of each Fund.

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate		Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500	% †	09/29/2017	10/02/2017	$824	Federal Home Loan Bank 1.375% due 09/28/2020	$(844)	$824	$824
JPS	1.240	†	09/29/2017	10/02/2017	25,000	U.S. Treasury Notes 1.625% due 05/15/2026	(25,471)	25,000	25,003
SAL	1.220	†	09/29/2017	10/02/2017	10,200	U.S. Treasury Notes 1.125% due 02/28/2021	(10,397)	10,200	10,201
SSB	0.200	†	09/29/2017	10/02/2017	598	U.S. Treasury Notes 1.625% due 04/30/2019 (2)	(611)	598	598
TDM	1.220	†	09/29/2017	10/02/2017	4,000	U.S. Treasury Bonds 4.625% due 02/15/2040	(4,110)	4,000	4,000

Total Repurchase Agreements							$(41,433)	$40,622	$40,626

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Settlement Date	Maturity Date	Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BOS	0.800%	09/26/2017	10/02/2017	$(3,015)	$(3,015)
JPS	0.890	09/25/2017	10/02/2017	(2,400)	(2,400)
	0.950	09/27/2017	10/04/2017	(1,205)	(1,205)

Total Reverse Repurchase Agreements					$(6,620)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date	Amount Borrowed (3)	Payable for Sale-Buyback Transactions (4)
UBS	1.280%	09/06/2017	12/07/2017	$(22,431)	$(22,378)

Total Sale-Buyback Transactions					$(22,378)

(j)	Securities with an aggregate market value of $28,786 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(19,160) at a weighted average interest rate of 0.975%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(4)	Payable for sale-buyback transactions includes $(52) of deferred price drop.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - NYMEX Natural Gas April Futures †	$3.100	03/26/2018	47	$470	$158	$80
Call - NYMEX Natural Gas August Futures †	3.100	07/26/2018	47	470	158	97
Call - NYMEX Natural Gas December Futures †	3.100	11/27/2018	47	470	158	161
Call - NYMEX Natural Gas February Futures †	3.100	01/26/2018	47	470	158	195
Call - NYMEX Natural Gas January Futures †	3.100	12/26/2017	47	470	157	164
Call - NYMEX Natural Gas July Futures †	3.100	06/26/2018	47	470	157	89
Call - NYMEX Natural Gas June Futures †	3.100	05/25/2018	47	470	157	79
Call - NYMEX Natural Gas March Futures †	3.100	02/23/2018	47	470	157	203
Call - NYMEX Natural Gas May Futures †	3.100	04/25/2018	47	470	157	70
Call - NYMEX Natural Gas November Futures †	3.100	10/26/2018	47	470	157	121
Call - NYMEX Natural Gas October Futures †	3.100	09/25/2018	47	470	157	106
Call - NYMEX Natural Gas September Futures †	3.100	08/28/2018	47	470	157	98

					$1,888	$1,463

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	798	$1,995	$79	$45

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	2,400.000	12/15/2017	188	$19	$757	$327

Total Purchased Options					$2,724	$1,835

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - NYMEX Crude November Futures †	$44.000	10/17/2017	77	$77	$(69)	$(2)
Call - NYMEX Crude November Futures †	52.000	10/17/2017	77	77	(51)	(72)
Put - NYMEX Natural Gas April Futures †	2.600	03/26/2018	47	470	(82)	(40)
Call - NYMEX Natural Gas April Futures †	3.750	03/26/2018	47	470	(76)	(20)
Put - NYMEX Natural Gas August Futures †	2.600	07/26/2018	47	470	(82)	(53)
Call - NYMEX Natural Gas August Futures †	3.750	07/26/2018	47	470	(76)	(27)
Put - NYMEX Natural Gas December Futures †	2.600	11/27/2018	47	470	(82)	(49)
Call - NYMEX Natural Gas December Futures †	3.750	11/27/2018	47	470	(76)	(61)
Put - NYMEX Natural Gas February Futures †	2.600	01/26/2018	47	470	(82)	(23)
Call - NYMEX Natural Gas February Futures †	3.750	01/26/2018	47	470	(76)	(86)
Put - NYMEX Natural Gas January Futures †	2.600	12/26/2017	47	470	(82)	(11)
Call - NYMEX Natural Gas January Futures †	3.750	12/26/2017	47	470	(76)	(53)
Put - NYMEX Natural Gas July Futures †	2.600	06/26/2018	47	470	(82)	(47)
Call - NYMEX Natural Gas July Futures †	3.750	06/26/2018	47	470	(76)	(23)
Put - NYMEX Natural Gas June Futures †	2.600	05/25/2018	47	470	(82)	(45)
Call - NYMEX Natural Gas June Futures †	3.750	05/25/2018	47	470	(76)	(17)
Put - NYMEX Natural Gas March Futures †	2.600	02/23/2018	47	470	(82)	(37)
Call - NYMEX Natural Gas March Futures †	3.750	02/23/2018	47	470	(76)	(108)
Put - NYMEX Natural Gas May Futures †	2.600	04/25/2018	47	470	(82)	(46)
Call - NYMEX Natural Gas May Futures †	3.750	04/25/2018	47	470	(76)	(15)
Put - NYMEX Natural Gas November Futures †	2.600	10/26/2018	47	470	(82)	(58)
Call - NYMEX Natural Gas November Futures †	3.750	10/26/2018	47	470	(76)	(40)
Put - NYMEX Natural Gas October Futures †	2.600	09/25/2018	47	470	(82)	(60)
Call - NYMEX Natural Gas October Futures †	3.750	09/25/2018	47	470	(76)	(34)
Put - NYMEX Natural Gas September Futures †	2.600	08/28/2018	47	470	(82)	(60)
Call - NYMEX Natural Gas September Futures †	3.750	08/28/2018	47	470	(76)	(29)

					$(2,016)	$(1,116)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$127.500	11/24/2017	130	$130	$(79)	$(21)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	241	241	(49)	(102)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	65	65	(21)	(44)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	130	130	(43)	(131)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	123	123	(34)	(10)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	65	65	(33)	(3)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	50	50	(30)	(29)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	798	1,995	(91)	(15)

					$(380)	$(355)

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE S&P 500	2,450.000	10/20/2017	31	$3	$(31)	$(13)
Put - CBOE S&P 500	2,225.000	12/15/2017	96	10	(163)	(57)
Put - CBOE S&P 500	2,325.000	12/15/2017	92	9	(137)	(38)
Put - EUREX EURO STOXX Banks	125.000	10/20/2017	970	48	(132)	(9)

					$(463)	$(117)

Total Written Options					$(2,859)	$(1,588)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Brent (ICE) Dubai Futures April Futures †	04/2018	27	$	44	$(2)	$0	$(1)
Brent (ICE) Dubai Futures August Futures †	08/2018	39		65	(2)	0	(1)
Brent (ICE) Dubai Futures December Futures †	12/2018	39		67	0	0	0
Brent (ICE) Dubai Futures February Futures †	02/2018	27		44	(2)	0	0
Brent (ICE) Dubai Futures January Futures †	01/2018	27		43	(2)	0	0
Brent (ICE) Dubai Futures July Futures †	07/2018	39		64	(3)	0	(1)
Brent (ICE) Dubai Futures June Futures †	06/2018	27		44	(1)	0	(1)
Brent (ICE) Dubai Futures March Futures †	03/2018	27		44	(1)	0	0
Brent (ICE) Dubai Futures May Futures †	05/2018	27		44	(1)	0	(1)
Brent (ICE) Dubai Futures November Futures †	11/2018	39		66	(2)	0	0
Brent (ICE) Dubai Futures October Futures †	10/2018	39		65	(2)	0	(1)
Brent (ICE) Dubai Futures September Futures †	09/2018	39		65	(2)	0	(1)
Brent Crude March Futures †	01/2018	13		732	52	0	(3)
Copper March Futures †	03/2018	14		1,041	(26)	0	(9)
Cotton No. 2 March Futures †	03/2018	37		1,254	(61)	0	(5)
E-mini NASDAQ 100 Index December Futures	12/2017	4		479	1	1	0
E-mini S&P 500 Index December Futures	12/2017	1,380		173,611	2,749	582	0
Euro STOXX 50 December Futures	12/2017	1,486	EUR	62,805	1,326	527	0
Euro-Bund 10-Year Bond December Futures	12/2017	184		35,015	(153)	44	(46)
FTSE 100 Index December Futures	12/2017	267	GBP	26,223	(70)	224	0
Gas Oil March Futures †	03/2018	21	$	1,099	65	0	(5)
JPX Nikkei Index 400 December Futures	12/2017	2,722	JPY	35,777	1,798	109	(49)
Lead March Futures †	03/2018	7	$	436	25	0	0
Mini MSCI EAFE Index December Futures	12/2017	151		14,937	124	91	0
Natural Gas March Futures †	02/2018	32		1,040	(2)	0	(3)
New York Harbor ULSD March Futures †	02/2018	14		1,045	53	0	(4)
Nikkei 225 Yen-denominated Futures December Futures	12/2017	203	JPY	18,356	598	18	(53)
Russell 2000 Mini Index December Futures	12/2017	253	$	18,885	518	4	0
S&P/Toronto Stock Exchange 60 December Futures	12/2017	85	CAD	12,517	599	42	0
Silver December Futures †	12/2017	10	$	834	(54)	0	(9)
SPI 200 Index December Futures	12/2017	17	AUD	1,890	(11)	9	0
U.S. Treasury 5-Year Note December Futures	12/2017	403	$	47,353	(322)	0	(66)
WTI Crude June Futures †	05/2018	688		35,810	(72)	0	(21)
Zinc March Futures †	03/2018	14		1,103	11	0	0

					$7,128	$1,651	$(280)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum March Futures †	03/2018	29		$(1,535)	$(1)	$0	$0
Arabica Coffee March Futures †	03/2018	21		(1,037)	88	4	0
Call Options Strike @ USD 63.000 on Brent Crude June Futures †	04/2018	158		(254)	14	16	0
Cocoa March Futures †	03/2018	52		(1,058)	(2)	0	(28)
Corn March Futures †	03/2018	65		(1,195)	60	0	(8)
Euro-Schatz December Futures	12/2017	345	EUR	(45,722)	17	4	0
Gold 100 oz. December Futures †	12/2017	13		$(1,670)	46	5	0
Japan Government 10-Year Bond December Futures	12/2017	18	JPY	(24,051)	154	51	(15)
Mini MSCI Emerging Markets Index December Futures	12/2017	402		$(21,895)	46	0	(253)
Platinum January Futures †	01/2018	8		(366)	29	4	0
Put Options Strike @ USD 43.000 on Brent Crude June Futures †	04/2018	158		(122)	328	0	(2)
Soybean March Futures †	03/2018	27		(1,333)	(19)	0	(11)
Sugar No. 11 March Futures †	02/2018	65		(1,026)	28	0	(11)
U.S. Treasury 2-Year Note December Futures	12/2017	201		(43,356)	114	25	0
U.S. Treasury 10-Year Note December Futures	12/2017	92		(11,529)	25	22	0
U.S. Treasury 30-Year Bond December Futures	12/2017	216		(33,008)	405	1	(6)
United Kingdom Long Gilt December Futures	12/2017	113	GBP	(18,758)	467	4	(38)
WTI Crude March Futures †	02/2018	699		$(36,516)	(23)	0	0

					$1,776	$136	$(372)

Total Futures Contracts					$8,904	$1,787	$(652)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

									Variation Margin (1)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Altria Group, Inc.	(1.000)%	Quarterly	06/20/2021	0.201%	$800	$(24)	$0	$(24)	$0	$0
Boston Scientific Corp.	(1.000)	Quarterly	06/20/2020	0.137	1,200	(31)	3	(28)	1	0
Cigna Corp.	(1.000)	Quarterly	03/20/2021	0.206	200	(6)	1	(5)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2020	0.227	600	(14)	0	(14)	0	0

						$(75)	$4	$(71)	$1	$0

Credit Default Swaps on Corporate Issues - Sell Protection (3)

										Variation Margin (1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	12/20/2017	0.209%	EUR	2,600	$14	$(8)	$6	$0	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin (1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
CDX.HY-28 5-Year Index	(5.000)%	Quarterly	06/20/2022		$5,830	$(390)	$(67)	$(457)	$0	$(14)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		11,200	(847)	(44)	(891)	0	(19)
CDX.IG-28 5-Year Index	(1.000)	Quarterly	06/20/2022		25,000	(496)	(38)	(534)	0	(9)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	12,800	(201)	(177)	(378)	0	(7)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		35,500	(941)	(12)	(953)	0	(22)

						$(2,875)	$(338)	$(3,213)	$0	$(71)

Credit Default Swaps on Credit Indices - Sell Protection (3)

									Variation Margin (1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (6)	Asset	Liability
iTraxx Europe Main 27 5-Year Index	1.000	Quarterly	06/20/2022	EUR	1,000	$29	$0	$29	$0	$0

						$29	$0	$29	$0	$0

Interest Rate Swaps

										Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (7)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$5,390	$12	$208	$220	$6	$0
Pay(7)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD	132,100	(185)	(117)	(302)	80	0
Pay(7)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		11,800	(103)	10	(93)	12	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/16/2017		$23,880	232	(130)	102	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		15,100	71	(50)	21	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		73,500	436	(104)	332	31	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		9,500	(68)	34	(34)	6	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/21/2021		15,300	(352)	129	(223)	0	(24)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2022		14,000	569	(136)	433	23	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023		18,300	(671)	630	(41)	32	0
Pay(7)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		1,800	0	39	39	0	(3)
Pay(7)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		8,000	0	167	167	0	(14)
Pay(7)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		8,000	0	167	167	0	(14)
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		12,600	14	141	155	0	(22)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		31,900	(671)	1,166	495	58	0
Receive(7)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		27,020	(86)	81	(5)	21	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		8,600	(32)	71	39	6	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		13,900	405	(74)	331	8	0
Receive(7)	3-Month USD-LIBOR	1.950	Semi-Annual	11/08/2026		12,700	(38)	(306)	(344)	0	(6)
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		58,800	366	82	448	26	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		33,080	1,920	(656)	1,264	62	0
Pay(7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		22,300	579	(217)	362	0	(40)
Receive(7)	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		3,400	136	(32)	104	0	(6)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		3,500	(315)	94	(221)	6	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		7,600	(1,396)	69	(1,327)	15	0
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		11,350	432	(17)	415	19	0
Receive(7)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		6,120	(314)	(144)	(458)	0	(11)
Receive(7)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		1,000	0	(70)	(70)	0	(2)
Receive(7)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		1,000	0	(70)	(70)	0	(2)
Receive(7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		2,800	34	(109)	(75)	0	(5)
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023	EUR	27,500	(349)	135	(214)	0	0
Receive(7)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		3,050	(40)	162	122	1	0
Pay(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/21/2020		37,500	(69)	286	217	0	(4)
Receive(7)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		3,900	(36)	85	49	0	(5)
Receive(7)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		25,350	(952)	860	(92)	0	(86)
Receive(7)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		4,100	(94)	(34)	(128)	0	(32)
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/20/2024	JPY	2,280,000	(857)	(258)	(1,115)	18	0
Receive(7)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		540,000	(8)	18	10	3	0
Receive(7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		430,000	(24)	4	(20)	3	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	70,300	1	61	62	0	(9)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		94,000	138	115	253	0	(12)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		17,600	9	0	9	0	(2)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		1,200	6	1	7	0	0
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		20,600	111	8	119	0	(5)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		47,980	6	22	28	0	(12)
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	180	0	1	1	0	0
Pay	CPTFEMU	1.385	Maturity	12/15/2026		2,140	(3)	(7)	(10)	3	0
Pay	CPURNSA	1.460	Maturity	07/18/2018		$10,600	0	35	35	0	(3)
Pay	CPURNSA	1.715	Maturity	07/18/2019		10,600	0	(45)	(45)	0	0
Pay	CPURNSA	2.027	Maturity	11/23/2020		6,400	0	(16)	(16)	0	(10)
Pay	CPURNSA	2.021	Maturity	11/25/2020		6,100	0	(14)	(14)	0	(10)
Pay	CPURNSA	1.550	Maturity	07/26/2021		2,200	74	(27)	47	0	(4)
Pay	CPURNSA	1.603	Maturity	09/12/2021		1,700	51	(21)	30	0	(2)
Pay	CPURNSA	1.955	Maturity	07/25/2024		12,100	0	73	73	0	(30)
Pay	CPURNSA	1.730	Maturity	07/26/2026		2,200	(118)	41	(77)	7	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		1,700	(78)	32	(46)	4	0
Pay	CPURNSA	1.780	Maturity	09/15/2026		8,000	(388)	154	(234)	20	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		7,700	0	(16)	(16)	27	0
Pay	CPURNSA	2.060	Maturity	07/25/2027		12,100	0	(78)	(78)	40	0
Pay	CPURNSA	2.067	Maturity	07/25/2027		5,200	0	(30)	(30)	17	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		5,800	0	(4)	(4)	18	0
Pay	CPURNSA	0.000	Maturity	09/20/2027		2,540	0	7	7	7	0
Pay	CPURNSA	0.000	Maturity	09/25/2027		2,500	0	(1)	(1)	7	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		3,500	(6)	(10)	(16)	7	0
Pay	UKRPI	3.400	Maturity	06/15/2030	GBP	16,950	6	384	390	29	0
Pay	UKRPI	3.325	Maturity	08/15/2030		9,300	(41)	14	(27)	9	0
Pay	UKRPI	3.530	Maturity	10/15/2031		2,370	37	3	40	2	0
Pay	UKRPI	0.000	Maturity	09/15/2032		6,760	3	(7)	(4)	13	0

							$(1,646)	$2,789	$1,143	$646	$(375)

Total Swap Agreements							$(4,553)	$2,447	$(2,106)	$647	$(446)

(l)	Securities with an aggregate market value of $1,946 have been pledged as collateral as of September 30, 2017 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(m)	Securities with an aggregate market value of $25,780 and cash of $5,089 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	Unsettled variation margin liability of $(11) for closed swap agreements is outstanding at period end.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017	DKK	6,197		$943	$0	$(42)
	10/2017	SEK	35,370		4,325	0	(18)
	11/2017		$40,866	EUR	34,604	125	0
	11/2017		4,332	SEK	35,370	18	0
	07/2018	BRL	1,600		$472	0	(17)
BPS	10/2017		29,900		9,067	0	(373)
	10/2017	CLP	505,749		751	0	(39)
	10/2017	GBP	1,909		2,575	17	0
	10/2017	TWD	20,067		664	3	0
	10/2017		$9,603	BRL	32,045	522	(7)
	10/2017		2,184	IDR	29,254,680	0	(14)
	10/2017		1,301	INR	84,689	1	(10)
	12/2017	INR	82,821		$1,273	15	0
	12/2017		$2,576	INR	169,627	1	0
	01/2018	BRL	2,500		$692	0	(87)
	01/2018	DKK	8,200		1,201	0	(108)
	02/2018	ARS	12,456		658	0	(11)
	03/2018	MXN	27,960		1,337	0	(163)
	03/2018		$1,409	MXN	27,960	91	0
BRC	12/2017	MYR	538		$128	1	0
CBK	10/2017	BRL	1,916		605	0	0
	10/2017		$606	BRL	1,916	0	(1)
	10/2017		345	ILS	1,211	0	(3)
	12/2017	MXN	7,329		$398	1	0
DUB	10/2017	BRL	15,000		4,735	0	(1)
	10/2017		$4,626	BRL	15,000	110	0
	01/2018	BRL	24,800		$6,970	0	(766)
	07/2018		34,800		10,433	0	(190)
FBF	10/2017	RUB	8,021		137	0	(1)
	10/2017		$799	CLP	505,749	0	(8)
	12/2017	CNH	4,746		$687	0	(25)
	12/2017		$1,751	INR	114,585	0	(10)
	02/2018	CLP	505,749		$796	8	0
GLM	10/2017	BRL	2,600		821	0	0
	10/2017	CZK	48,271		2,207	12	(3)
	10/2017	IDR	7,289,372		543	2	0
	10/2017	RUB	50,810		867	0	(12)
	10/2017	THB	21,687		656	6	0
	10/2017	TWD	19,898		662	6	0
	10/2017		$2,798	BRL	8,958	45	(19)
	10/2017		687	TRY	2,382	0	(21)
	11/2017	BRL	143		$45	0	0
	11/2017	TRY	3,488		969	3	0
	11/2017		$31,891	JPY	3,484,398	0	(866)
	11/2017		958	NOK	7,580	0	(5)
	12/2017	KRW	3,310,793		$2,937	44	0
	12/2017	MXN	59,013		3,263	60	0
	12/2017		$181	INR	11,846	0	(1)
	12/2017		3,798	MXN	69,092	0	(48)
	12/2017		2,086	SGD	2,839	9	0
	01/2018	MXN	4,065		$199	0	(22)
	04/2018	DKK	3,232		495	0	(24)
HUS	10/2017	BRL	26,300		8,302	0	(2)
	10/2017	DKK	29,243		4,475	0	(169)
	10/2017	GBP	2,940		3,978	39	0
	10/2017		$7,857	BRL	26,300	447	0
	11/2017		15,525	CAD	19,735	296	0
	11/2017		532	EUR	442	0	(8)
	11/2017		882	JPY	97,900	0	(10)
	12/2017	MXN	9,740		$531	2	0
	02/2018		$925	ARS	17,302	5	0
JPM	10/2017	AUD	1,868		$1,480	14	0
	10/2017	BRL	30,816		9,108	3	(625)
	10/2017	DKK	2,505		384	0	(14)
	10/2017	GBP	4,500		6,115	85	0
	10/2017	IDR	6,649,872		496	3	0
	10/2017	KRW	741,477		656	8	0
	10/2017	NZD	345		247	0	(3)
	10/2017	THB	43,493		1,312	8	0
	10/2017	TWD	19,893		664	9	0
	10/2017		$9,727	BRL	30,816	3	0
	10/2017		28,887	GBP	21,574	23	0
	10/2017		656	IDR	8,764,816	0	(5)
	10/2017		1,321	INR	84,785	0	(24)
	10/2017		647	KRW	741,477	0	0
	10/2017		1,331	TRY	4,715	0	(16)
	11/2017	GBP	21,574		$28,915	0	(22)
	11/2017	JPY	541,100		4,877	59	0
	11/2017		$606	BRL	1,916	0	(4)
	11/2017		11,356	CHF	10,928	0	(39)
	11/2017		1,257	EUR	1,050	0	(13)
	11/2017		2,649	TRY	9,596	10	0
	12/2017	INR	74,288		$1,126	0	(3)
	12/2017	THB	16,008		482	2	0
	12/2017	TWD	73,219		2,457	40	0
	12/2017		$309	ARS	5,546	0	(2)
	01/2018	BRL	4,900		$1,355	0	(174)
	01/2018	DKK	194		30	0	(1)
	02/2018	ARS	8,437		445	0	(8)
	07/2018	BRL	100		29	0	(1)
MSB	02/2018		$1,396	ARS	26,190	11	0
	04/2018	BRL	2,000		$597	0	(21)
	07/2018		800		236	0	(9)
NAB	11/2017	CAD	4,880		3,834	0	(78)
NGF	10/2017	BRL	24,100		7,032	0	(577)
	10/2017		$7,607	BRL	24,100	2	0
	11/2017	MXN	8,710		$422	0	(51)
	01/2018	BRL	13,700		3,819	0	(454)
	01/2018		$534	ARS	9,821	4	0
SCX	10/2017		4,476	SEK	35,370	0	(133)
	11/2017	CAD	815		$654	0	0
	12/2017	KRW	2,483,547		2,198	28	0
SOG	10/2017	CZK	15,616		714	4	0
	10/2017	GBP	12,225		15,877	0	(505)
	11/2017	PLN	879		246	5	0
SSB	10/2017	TWD	19,637		656	9	0
	10/2017		$209	ZAR	2,704	0	(9)
UAG	12/2017	CZK	3,285		$151	1	0
	12/2017		$1,611	HKD	12,576	1	0
	01/2018	DKK	1,255		$200	0	0

Total Forward Foreign Currency Contracts						$2,221	$(5,895)

Purchased Options:

Barrier Options on Indices

Counterparty	Description	Barrier Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
CBK	Put - OTC EURO STOXX 50 D&I @ 3,156.85 +	EURUSD 1.04	12/15/2017	8,692	$9	$470	$0
MEI	Put - OTC S&P 500 U&I @ 2,342.650 +	10Y USISDA 2.410	09/07/2018	15,344	15	416	380

						$886	$380

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$5,500	$551	$71
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	5,500	551	613
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	53,400	2,114	188
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	150
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	4,100	410	53
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	4,100	410	457

							$5,847	$1,532

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$72,700	$33	$33

Total Purchased Options						$6,766	$1,945

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
MYC	Put - OTC CLCAL18 †+	Sell	46.000%	10/17/2017	$85	$(85)	$(2)
	Call - OTC CLCAL18 †+	Buy	52.000	10/17/2017	85	(34)	(88)

						$(119)	$(90)

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$1.202	10/06/2017	EUR	4,370	$(22)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	5,600	$(255)	$(64)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		$1,100	(7)	0
	Cap - OTC YOY CPURNSA	233.707	Maximum of [(3 + 0.000%) - (Final Index/Initial Index)] or 0	04/10/2020		7,800	(21)	45
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	04/10/2020		7,800	(21)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		10,700	(121)	(30)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		4,500	(83)	(16)
	Floor - OTC YOY CPURNSA	233.707	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0			0	0	38

							$(508)	$(27)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$16,000	$(139)	$0
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	16,000	(139)	(83)

							$(278)	$(83)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$72,700	$(33)	$(33)

Options on Exchange-Traded Funds

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC MSCI Emerging Markets Fund	$1,060.000	10/20/2017	$7	$(50)	$(48)
	Put - OTC MSCI Emerging Markets Fund	1,070.000	10/20/2017	3	(30)	(33)

					$(80)	$(81)

Options on Indices

Counterparty	Description	Strike Value	Expiration Date	Notional Amount		Premiums (Received)	Market Value
FBF	Call - OTC Bovespa	71,500.000	10/18/2017	BRL	0	$(98)	$(378)
GST	Put - OTC Nikkei 225	19,000.000	10/13/2017	JPY	42	(52)	(3)

						$(150)	$(381)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.609	10/05/2017	$6,000	$(16)	$(1)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017	6,000	(14)	(1)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017	6,000	(14)	(1)

					$(44)	$(3)

Total Written Options					$(1,234)	$(700)

Swap Agreements:

Commodity Forward Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 4Q17 †	$6.970	Maturity	12/31/2017	10,500	$(1)	$(14)	$0	$(15)
	Receive	PLATGOLD N8 †	317.200	Maturity	07/09/2018	1,900	0	(105)	0	(105)
GST	Receive	PLATGOLD N8 †	318.900	Maturity	07/06/2018	6,500	0	(347)	0	(347)
JPM	Receive	EURMARGIN CAL17 †	5.850	Maturity	12/31/2017	15,000	0	36	36	0
MYC	Receive	EURMARGIN 2H18 †	5.770	Maturity	12/31/2018	4,800	0	9	9	0
	Receive	EURMARGIN 2H18 †	5.810	Maturity	12/31/2018	3,000	0	6	6	0
	Receive	EURMARGIN 2H18 †	5.980	Maturity	12/31/2018	1,800	0	3	3	0
	Receive	EURMARGIN 4Q17 †	4.740	Maturity	12/31/2017	9,600	0	33	33	0
	Receive	EURMARGIN 4Q17 †	4.850	Maturity	12/31/2017	9,300	0	31	31	0
	Pay	EURMARGIN 4Q17 †	5.820	Maturity	12/31/2017	4,800	0	(12)	0	(12)
	Pay	EURMARGIN 4Q17 †	5.860	Maturity	12/31/2017	1,800	0	(4)	0	(4)
	Pay	EURMARGIN 4Q17 †	5.900	Maturity	12/31/2017	3,000	0	(7)	0	(7)
	Pay	EURMARGIN 4Q17 †	6.790	Maturity	12/31/2017	8,100	0	(12)	0	(12)
	Pay	EURMARGIN 4Q17 †	6.960	Maturity	12/31/2017	2,700	0	(3)	0	(3)
SOG	Pay	EURMARGIN 4Q17 †	6.050	Maturity	12/31/2017	3,000	0	(7)	0	(7)

							$(1)	$(393)	$118	$(512)

Credit Default Swaps on Corporate Issues - Buy Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (5)	Notional Amount (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pioneer Natural Resources Co.	(1.000)%	Quarterly	06/20/2018	0.114%	$400	$8	$(11)	$0	$(3)

Credit Default Swaps on Sovereign and U.S. Municipal Issues - Sell Protection (4)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (5)	Notional Amount (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.755%	$200	$(13)	$6	$0	$(7)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	200	(17)	15	0	(2)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	600	(38)	18	0	(20)
	California State General Obligation Bonds, Series 2003	1.000	Quarterly	12/20/2017	0.105	7,200	(134)	151	17	0
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	400	(34)	29	0	(5)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	1,100	(76)	62	0	(14)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	1,700	(118)	97	0	(21)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455	1,000	2	1	3	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	13,300	(860)	422	0	(438)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	800	(56)	46	0	(10)

							$(1,344)	$847	$20	$(517)

Credit Default Swaps on Credit Indices - Sell Protection (4)

								Swap Agreements, at Value (7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$2,576	$(56)	$74	$18	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,200	(65)	43	0	(22)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	600	(20)	24	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	7,900	(364)	393	29	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,100	(685)	670	0	(15)
MEI	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,100	(576)	617	41	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	219	0	(98)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	71	0	(39)

						$(2,193)	$2,111	$92	$(174)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
MYC	Pay	CPURNSA	0.000%	Maturity	05/12/2025	$20,200	$0	$184	$184	$0
	Pay	CPURNSA	1.800	Maturity	07/20/2026	2,600	0	(73)	0	(73)
	Pay	CPURNSA	0.000	Maturity	09/20/2026	18,400	0	(502)	0	(502)

							$0	$(391)	$184	$(575)

Total Return Swaps on Commodity, Equity and Interest Rate Indices

											Swap Agreements, at Value
Counterparty	Pay/Receive (8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	AMZX Index	1,926	3-Month USD-LIBOR plus a specified spread	Quarterly	05/15/2018		$2,376	$0	$(4)	$0	$(4)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018		1,300	1	(3)	0	(2)
BPS	Pay	SPGCINP Index †	11,959	(0.050)%	Monthly	02/15/2018		2,290	0	(15)	0	(15)
	Receive	SPSIBKT Index	860	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018		1,089	0	108	108	0
		DWRTFT Index	22	1-Month USD-LIBOR plus a specified spread	Monthly	09/12/2018		210	0	0	0	0
FBF	Receive	Swiss Market Index	1,190	1-Month USD-LIBOR plus a specified spread	Maturity	12/15/2017	CHF	10,722	0	146	146	0
GST	Pay	SPGCINP Index †	5,928	(0.050)%	Monthly	02/15/2018		$1,135	0	(8)	0	(8)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018		3,800	4	(49)	0	(45)
	Receive	iBoxx USD Liquid High Yield Index	2		Maturity	09/20/2018		1,800	1	(2)	0	(1)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018		1,400	2	(17)	0	(15)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018		1,200	0	(1)	0	(1)
MEI	Receive	NDUEEGF Index	9,381	3-Month USD-LIBOR plus a specified spread	Quarterly	06/07/2018		4,571	0	(24)	0	(24)
MYC	Receive	iBoxx USD Liquid High Yield Index	1		Maturity	09/20/2018		600	0	(1)	0	(1)
MYI	Receive	DWRTFT Index	32	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018		311	0	(5)	0	(5)
	Receive	SPSIBKT Index	8,337	1-Month USD-LIBOR plus a specified spread	Monthly	07/25/2018		10,567	0	1,054	1,054	0

									$8	$1,179	$1,308	$(121)

Volatility Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Pay	GOLDLNPM Index (9)†	7.023%	Maturity	07/29/2020	$6,226	$0	$267	$267	$0
JPM	Receive	GOLDLNPM Index (9)†	3.861	Maturity	07/29/2020	5,598	0	(69)	0	(69)
	Receive	GOLDLNPM Index (9)†	3.976	Maturity	07/29/2020	629	0	(8)	0	(8)

							$0	$190	$267	$(77)

Total Swap Agreements							$(3,522)	$3,532	$1,989	$(1,979)

(o)	Securities with an aggregate market value of $4,080 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(7)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(8)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.
(9)	Variance Swap

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$151	$786	$937
Corporate Bonds & Notes
Banking & Finance	0	43,514	0	43,514
Industrials	0	14,094	0	14,094
Utilities	0	17,227	0	17,227
U.S. Government Agencies	0	84,550	0	84,550
U.S. Treasury Obligations	0	276,705	0	276,705
Non-Agency Mortgage-Backed Securities	0	6,058	0	6,058
Asset-Backed Securities	0	29,883	1,600	31,483
Sovereign Issues	0	102,188	0	102,188
Common Stocks
Energy	18,708	0	0	18,708
Financials	3,020	0	0	3,020
Health Care	6,102	0	0	6,102
Industrials	3,053	0	0	3,053
Information Technology	6,184	0	0	6,184
Materials	3,082	0	0	3,082
Utilities	308	0	0	308
Exchange-Traded Funds	28,401	0	0	28,401
Short-Term Instruments
Certificates of Deposit	0	11,205	0	11,205
Repurchase Agreements	0	40,622	0	40,622
Argentina Treasury Bills	0	8,785	0	8,785
Mexico Treasury Bills	0	692	0	692
U.S. Treasury Bills	0	272	0	272
	$68,858	$635,946	$2,386	$707,190

Investments in Affiliates, at Value
Mutual Funds	130,178	0	0	130,178
Short-Term Instruments
Central Funds Used for Cash Management Purposes	15,951	0	0	15,951
	$146,129	$0	$0	$146,129

Total Investments	$214,987	$635,946	$2,386	$853,319

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,295	974	0	4,269
Over the counter	33	5,742	380	6,155
	$3,328	$6,716	$380	$10,424

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,783)	(903)	0	(2,686)
Over the counter	(33)	(8,451)	(90)	(8,574)
	$(1,816)	$(9,354)	$(90)	$(11,260)

Total Financial Derivative Instruments	$1,512	$(2,638)	$290	$(836)

Totals	$216,499	$633,308	$2,676	$852,483

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 87.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024	$3,750	$3,750

Total Loan Participations and Assignments (Cost $3,731)		3,750

CORPORATE BONDS & NOTES 87.2%
BANKING & FINANCE 7.5%
Abe Investment Holdings, Inc.
7.000% due 10/15/2020	1,000	638
Ally Financial, Inc.
4.125% due 03/30/2020	1,000	1,033
4.625% due 03/30/2025	2,500	2,631
5.125% due 09/30/2024	2,000	2,173
7.500% due 09/15/2020	2,795	3,151
8.000% due 03/15/2020	1,607	1,812
8.000% due 11/01/2031	1,401	1,813
BNP Paribas S.A.
7.375% (USSW5 + 5.150%) due 08/19/2025 ~(c)	2,500	2,828
CIT Group, Inc.
5.000% due 08/15/2022	4,500	4,881
CoreCivic, Inc.
4.625% due 05/01/2023	1,000	1,028
Credit Agricole S.A.
7.875% (USSW5 + 4.898%) due 01/23/2024 ~(c)	5,000	5,603
Credit Suisse Group AG
6.250% (USSW5 + 3.455%) due 12/18/2024 ~(c)	2,000	2,133
CSTN Merger Sub, Inc.
6.750% due 08/15/2024	500	499
Equinix, Inc.
5.375% due 05/15/2027	1,500	1,635
5.875% due 01/15/2026	1,000	1,101
ESH Hospitality, Inc.
5.250% due 05/01/2025	2,000	2,073
FBM Finance, Inc.
8.250% due 08/15/2021	2,250	2,419
Greystar Real Estate Partners LLC
8.250% due 12/01/2022	1,000	1,070
Howard Hughes Corp.
5.375% due 03/15/2025	2,000	2,045
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,250	1,272
5.710% due 01/15/2026	1,000	1,055
7.700% (USSW5 + 5.462%) due 09/17/2025 ~(c)	1,000	1,049
Jefferies Finance LLC
6.875% due 04/15/2022	1,500	1,515
7.375% due 04/01/2020	2,000	2,070
Lincoln Finance Ltd.
7.375% due 04/15/2021	750	792
Lloyds Banking Group PLC
7.500% (USSW5 + 4.760%) due 06/27/2024 ~(c)	5,000	5,619
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	1,020
5.625% due 05/01/2024	750	816
Navient Corp.
4.875% due 06/17/2019	2,000	2,075
5.000% due 10/26/2020	1,000	1,031
5.875% due 10/25/2024	2,250	2,295
6.125% due 03/25/2024	2,500	2,590
6.500% due 06/15/2022	1,000	1,062
6.625% due 07/26/2021	500	536
6.750% due 06/25/2025	1,000	1,043
8.000% due 03/25/2020	1,000	1,105
OneMain Financial Holdings LLC
6.750% due 12/15/2019	1,000	1,040
7.250% due 12/15/2021	1,500	1,569
Provident Funding Associates LP
6.375% due 06/15/2025	750	789
Quicken Loans, Inc.
5.750% due 05/01/2025	1,500	1,583
RHP Hotel Properties LP
5.000% due 04/15/2023	1,500	1,560
Royal Bank of Scotland Group PLC
5.125% due 05/28/2024	2,000	2,130

7.500% (USSW5 + 5.800%) due 08/10/2020 ~(c)	1,000	1,050
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(c)	1,000	1,111
SBA Communications Corp.
4.875% due 09/01/2024	1,000	1,031
Societe Generale S.A.
7.875% (USSW5 + 4.979%) due 12/18/2023 ~(c)	2,000	2,229
Tempo Acquisition LLC
6.750% due 06/01/2025	1,500	1,519
UniCredit SpA
8.000% (USSW5 + 5.180%) due 06/03/2024 ~(c)	1,000	1,057

		84,179

INDUSTRIALS 72.1%
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	1,000	1,055
6.500% due 03/01/2024	500	539
Adient Global Holdings Ltd.
4.875% due 08/15/2026	2,500	2,569
ADT Corp.
3.500% due 07/15/2022	1,000	1,005
4.125% due 06/15/2023	1,000	1,024
4.875% due 07/15/2032	1,000	940
6.250% due 10/15/2021	2,000	2,227
Advanced Disposal Services, Inc.
5.625% due 11/15/2024	1,000	1,048
AECOM
5.125% due 03/15/2027	1,000	1,036
5.750% due 10/15/2022	625	654
5.875% due 10/15/2024	1,000	1,113
Air Medical Group Holdings, Inc.
6.375% due 05/15/2023	3,000	2,902
Alcoa Nederland Holding BV
6.750% due 09/30/2024	500	556
7.000% due 09/30/2026	250	284
Aleris International, Inc.
7.875% due 11/01/2020	1,500	1,507
9.500% due 04/01/2021	1,500	1,605
Allegion PLC
5.875% due 09/15/2023	750	814
Alliance Data Systems Corp.
5.375% due 08/01/2022	750	776
5.875% due 11/01/2021	750	782
6.375% due 04/01/2020	1,250	1,270
Allison Transmission, Inc.
5.000% due 10/01/2024	1,500	1,561
Altice Financing S.A.
6.500% due 01/15/2022	1,000	1,043
6.625% due 02/15/2023	3,000	3,187
7.500% due 05/15/2026	1,000	1,102
Altice Finco S.A.
7.625% due 02/15/2025 (e)	1,500	1,588
Altice Luxembourg S.A.
7.625% due 02/15/2025	3,000	3,247
7.750% due 05/15/2022	2,500	2,656
Altice U.S. Finance Corp.
5.500% due 05/15/2026	1,500	1,586
AMC Networks, Inc.
4.750% due 12/15/2022	1,000	1,031
4.750% due 08/01/2025	500	506
5.000% due 04/01/2024	2,000	2,070
American Builders & Contractors Supply Co., Inc.
5.625% due 04/15/2021	400	411
5.750% due 12/15/2023	1,000	1,068
Amsted Industries, Inc.
5.000% due 03/15/2022	2,000	2,075
5.375% due 09/15/2024	1,000	1,056
Anixter, Inc.
5.125% due 10/01/2021	500	540
5.500% due 03/01/2023	500	546
Antero Resources Corp.
5.000% due 03/01/2025	1,000	1,020
5.125% due 12/01/2022	2,000	2,055
5.375% due 11/01/2021	1,250	1,287
Aramark Services, Inc.
5.125% due 01/15/2024	1,500	1,596
ArcelorMittal
7.500% due 10/15/2039	2,000	2,410
Arconic, Inc.
5.125% due 10/01/2024	2,000	2,134
5.950% due 02/01/2037	1,000	1,065
Ardagh Packaging Finance PLC
4.250% due 09/15/2022	250	257

6.000% due 02/15/2025	1,500	1,592
7.250% due 05/15/2024	2,000	2,201
Ashland LLC
4.750% due 08/15/2022	2,000	2,117
6.875% due 05/15/2043	1,250	1,394
Ashtead Capital, Inc.
4.125% due 08/15/2025	1,000	1,031
4.375% due 08/15/2027	750	773
Avon International Operations, Inc.
7.875% due 08/15/2022	1,000	1,043
B&G Foods, Inc.
4.625% due 06/01/2021	2,000	2,042
Ball Corp.
5.250% due 07/01/2025	1,750	1,928
BCD Acquisition, Inc.
9.625% due 09/15/2023	1,000	1,106
Berry Plastics Corp.
5.125% due 07/15/2023	1,000	1,049
6.000% due 10/15/2022	1,000	1,065
BMC Software Finance, Inc.
8.125% due 07/15/2021	1,500	1,543
Boise Cascade Co.
5.625% due 09/01/2024	1,000	1,056
Bombardier, Inc.
4.750% due 04/15/2019	2,000	2,041
7.500% due 03/15/2025	2,000	2,005
7.750% due 03/15/2020	500	534
8.750% due 12/01/2021	1,500	1,615
Booz Allen Hamilton, Inc.
5.125% due 05/01/2025	750	759
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (b)	500	501
Boyd Gaming Corp.
6.375% due 04/01/2026	1,500	1,641
6.875% due 05/15/2023	1,000	1,073
Builders FirstSource, Inc.
5.625% due 09/01/2024	1,500	1,592
Burger King Worldwide, Inc.
4.250% due 05/15/2024	1,000	1,006
5.000% due 10/15/2025	1,500	1,534
5.000% due 10/15/2025 (a)	1,500	1,534
6.000% due 04/01/2022	1,333	1,376
BWAY Holding Co.
5.500% due 04/15/2024	2,500	2,616
Cable One, Inc.
5.750% due 06/15/2022	1,000	1,048
Cablevision Systems Corp.
5.875% due 09/15/2022	2,000	2,075
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/2020	2,000	2,050
CalAtlantic Group, Inc.
5.000% due 06/15/2027	1,500	1,520
5.250% due 06/01/2026	1,250	1,298
5.375% due 10/01/2022	1,000	1,093
5.875% due 11/15/2024	750	822
Carrizo Oil & Gas, Inc.
6.250% due 04/15/2023 (e)	2,000	2,040
Cascades, Inc.
5.500% due 07/15/2022	750	782
CBS Radio, Inc.
7.250% due 11/01/2024	1,500	1,609
CCO Holdings LLC
5.000% due 02/01/2028	1,000	1,005
5.125% due 02/15/2023	3,000	3,105
5.125% due 05/01/2023	2,000	2,087
5.125% due 05/01/2027	1,500	1,524
5.250% due 09/30/2022	3,000	3,097
5.375% due 05/01/2025	1,000	1,039
5.750% due 09/01/2023	2,750	2,860
5.750% due 02/15/2026	2,375	2,500
5.875% due 04/01/2024	1,000	1,064
5.875% due 05/01/2027	1,000	1,050
CD&R Waterworks Merger Sub LLC
6.125% due 08/15/2025	3,000	3,106
Centene Corp.
4.750% due 01/15/2025	1,000	1,040
5.625% due 02/15/2021	1,000	1,043
6.125% due 02/15/2024	1,000	1,084
Central Garden & Pet Co.
6.125% due 11/15/2023	750	803
Cequel Communications Holdings LLC
5.125% due 12/15/2021	3,000	3,067
6.375% due 09/15/2020	700	717

CeramTec Group GmbH
8.250% due 08/15/2021	EUR	1,000	1,247
CF Industries, Inc.
5.150% due 03/15/2034		$750	751
Change Healthcare Holdings LLC
5.750% due 03/01/2025		2,500	2,556
Chemours Co.
6.625% due 05/15/2023		1,500	1,603
7.000% due 05/15/2025		1,500	1,669
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		2,500	2,587
5.875% due 03/31/2025		2,000	2,160
7.000% due 06/30/2024		1,500	1,712
Cheniere Energy Partners LP
5.250% due 10/01/2025		1,500	1,537
Chesapeake Energy Corp.
8.000% due 12/15/2022		1,520	1,645
Churchill Downs, Inc.
5.375% due 12/15/2021		500	518
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		2,000	2,066
7.625% due 03/15/2020		3,000	2,974
Clearwater Paper Corp.
4.500% due 02/01/2023		1,500	1,504
Cleveland-Cliffs, Inc.
5.750% due 03/01/2025		500	482
CNH Industrial Capital LLC
4.375% due 11/06/2020		1,000	1,053
4.875% due 04/01/2021		500	533
Cogent Communications Group, Inc.
5.375% due 03/01/2022		1,000	1,056
CommScope Technologies LLC
5.000% due 03/15/2027		1,000	1,005
6.000% due 06/15/2025		1,250	1,342
CommScope, Inc.
5.000% due 06/15/2021		1,000	1,029
5.500% due 06/15/2024		1,750	1,837
Community Health Systems, Inc.
5.125% due 08/01/2021		1,000	990
6.250% due 03/31/2023		2,500	2,478
6.875% due 02/01/2022 (e)		750	592
7.125% due 07/15/2020 (e)		1,500	1,359
Concho Resources, Inc.
5.500% due 10/01/2022		750	772
5.500% due 04/01/2023		1,500	1,543
CONSOL Energy, Inc.
5.875% due 04/15/2022		1,000	1,015
Constellium NV
5.750% due 05/15/2024		1,000	1,005
Continental Resources, Inc.
3.800% due 06/01/2024		2,000	1,940
4.500% due 04/15/2023		2,000	2,010
4.900% due 06/01/2044		1,000	913
5.000% due 09/15/2022		2,500	2,550
Cooper-Standard Automotive, Inc.
5.625% due 11/15/2026		1,000	1,025
Cott Holdings, Inc.
5.500% due 04/01/2025		1,000	1,043
CPG Merger Sub LLC
8.000% due 10/01/2021		2,000	2,075
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (a)		1,500	1,500
Crown Americas LLC
4.250% due 09/30/2026		1,000	1,013
4.500% due 01/15/2023		2,000	2,110
CSC Holdings LLC
5.250% due 06/01/2024		2,000	2,027
5.500% due 04/15/2027		1,000	1,043
6.625% due 10/15/2025		1,000	1,098
10.125% due 01/15/2023		1,000	1,156
DAE Funding LLC
4.000% due 08/01/2020		375	383
4.500% due 08/01/2022		500	514
5.000% due 08/01/2024		2,000	2,055
Darling Ingredients, Inc.
5.375% due 01/15/2022		2,000	2,079
DaVita, Inc.
5.000% due 05/01/2025		2,500	2,472
5.125% due 07/15/2024		2,000	1,995
5.750% due 08/15/2022		2,000	2,051
Dell International LLC
5.875% due 06/15/2021		500	524
7.125% due 06/15/2024		1,000	1,105

Diamond Offshore Drilling, Inc.
4.875% due 11/01/2043	500	378
5.700% due 10/15/2039	250	207
7.875% due 08/15/2025	500	531
Diamond Resorts International, Inc.
7.750% due 09/01/2023	1,500	1,620
Diamondback Energy, Inc.
4.750% due 11/01/2024	1,000	1,025
5.375% due 05/31/2025	500	524
Digicel Group Ltd.
7.125% due 04/01/2022	2,000	1,822
8.250% due 09/30/2020	1,000	981
Digicel Ltd.
6.000% due 04/15/2021	1,000	980
DISH DBS Corp.
5.000% due 03/15/2023	2,000	2,059
5.125% due 05/01/2020	1,000	1,051
5.875% due 07/15/2022	3,000	3,195
5.875% due 11/15/2024	2,500	2,629
6.750% due 06/01/2021	1,000	1,103
7.750% due 07/01/2026	1,000	1,150
DJO Finance LLC
10.750% due 04/15/2020	500	436
DJO Finco, Inc.
8.125% due 06/15/2021	2,500	2,406
Dollar Tree, Inc.
5.750% due 03/01/2023	2,000	2,119
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021	1,000	1,011
Dynegy, Inc.
7.375% due 11/01/2022	2,000	2,095
7.625% due 11/01/2024	2,000	2,082
8.000% due 01/15/2025	1,000	1,040
8.125% due 01/30/2026	750	773
Eldorado Resorts, Inc.
7.000% due 08/01/2023	1,000	1,086
EMC Corp.
3.375% due 06/01/2023	1,000	964
EMI Music Publishing Group North America Holdings, Inc.
7.625% due 06/15/2024	1,000	1,115
Endo Dac
6.000% due 07/15/2023	2,000	1,660
6.000% due 02/01/2025	3,500	2,852
Endo Finance LLC
5.375% due 01/15/2023	2,500	2,050
5.750% due 01/15/2022	2,500	2,206
Energizer Holdings, Inc.
5.500% due 06/15/2025	2,500	2,637
Energy Transfer Equity LP
5.875% due 01/15/2024	1,000	1,079
7.500% due 10/15/2020	2,000	2,262
EnPro Industries, Inc.
5.875% due 09/15/2022	1,500	1,573
Ensco PLC
4.500% due 10/01/2024	1,500	1,252
5.200% due 03/15/2025	1,000	845
5.750% due 10/01/2044	2,000	1,445
Envision Healthcare Corp.
5.125% due 07/01/2022	2,000	2,085
EW Scripps Co.
5.125% due 05/15/2025	500	511
Extraction Oil & Gas, Inc.
7.375% due 05/15/2024	500	523
First Data Corp.
5.000% due 01/15/2024	3,000	3,126
5.750% due 01/15/2024	3,000	3,150
7.000% due 12/01/2023	4,000	4,281
First Quality Finance Co., Inc.
4.625% due 05/15/2021	2,000	2,031
5.000% due 07/01/2025	750	775
First Quantum Minerals Ltd.
7.000% due 02/15/2021	1,000	1,034
7.250% due 05/15/2022	1,000	1,034
7.250% due 04/01/2023	1,000	1,033
7.500% due 04/01/2025	1,000	1,026
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	2,000	2,080
FMG Resources Pty. Ltd.
4.750% due 05/15/2022	250	254
5.125% due 05/15/2024	250	255

Freeport-McMoRan, Inc.
2.300% due 11/14/2017	500	500
2.375% due 03/15/2018	2,000	2,005
3.100% due 03/15/2020	1,500	1,509
3.550% due 03/01/2022	2,000	1,974
3.875% due 03/15/2023	2,000	1,980
4.000% due 11/14/2021	2,500	2,525
5.400% due 11/14/2034	2,500	2,400
6.500% due 11/15/2020	500	512
Gates Global LLC
6.000% due 07/15/2022	4,000	4,130
GCP Applied Technologies, Inc.
9.500% due 02/01/2023	2,000	2,265
General Cable Corp.
5.750% due 10/01/2022	1,000	1,009
GLP Capital LP
5.375% due 11/01/2023	1,500	1,648
5.375% due 04/15/2026	750	820
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	1,000	1,032
Graphic Packaging International, Inc.
4.125% due 08/15/2024	500	519
4.875% due 11/15/2022	500	534
Gray Television, Inc.
5.125% due 10/15/2024	1,000	1,008
Griffon Corp.
5.250% due 03/01/2022	3,000	3,045
Grinding Media, Inc.
7.375% due 12/15/2023	1,000	1,088
Gulfport Energy Corp.
6.000% due 10/15/2024	1,500	1,519
6.375% due 05/15/2025	1,500	1,524
6.625% due 05/01/2023	1,000	1,018
Hanesbrands, Inc.
4.625% due 05/15/2024	2,000	2,092
4.875% due 05/15/2026	1,500	1,566
HCA Healthcare, Inc.
6.250% due 02/15/2021	3,000	3,255
HCA, Inc.
4.750% due 05/01/2023	3,000	3,184
5.000% due 03/15/2024	2,500	2,669
5.250% due 04/15/2025	2,000	2,167
5.250% due 06/15/2026	1,500	1,620
5.375% due 02/01/2025	2,000	2,112
5.500% due 06/15/2047	1,500	1,558
5.875% due 05/01/2023	1,750	1,907
7.500% due 02/15/2022	2,000	2,299
HD Supply, Inc.
5.750% due 04/15/2024	1,500	1,609
Hearthside Group Holdings LLC
6.500% due 05/01/2022	2,000	2,060
Hertz Corp.
5.500% due 10/15/2024 (e)	750	679
Hexion, Inc.
6.625% due 04/15/2020	1,500	1,350
Hill-Rom Holdings, Inc.
5.000% due 02/15/2025	1,250	1,300
Hilton Domestic Operating Co., Inc.
4.250% due 09/01/2024	1,000	1,023
Hilton Grand Vacations Borrower LLC
6.125% due 12/01/2024	1,000	1,100
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	1,000	1,033
4.875% due 04/01/2027	750	789
HudBay Minerals, Inc.
7.250% due 01/15/2023	500	535
7.625% due 01/15/2025	500	544
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	500	522
6.500% due 06/15/2019	450	480
7.625% due 06/15/2021	1,000	1,139
Huntington Ingalls Industries, Inc.
5.000% due 12/15/2021	750	775
5.000% due 11/15/2025	1,500	1,624
Huntsman International LLC
4.875% due 11/15/2020	1,000	1,064
5.125% due 11/15/2022	1,000	1,080
iHeartCommunications, Inc.
9.000% due 03/01/2021	1,500	1,073
IHO Verwaltungs GmbH (4.500% Cash or 5.250% PIK)
4.500% due 09/15/2023 (b)	2,000	2,040
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)	2,000	2,042

INEOS Group Holdings S.A.
5.625% due 08/01/2024 (e)	1,500	1,562
Informatica LLC
7.125% due 07/15/2023	1,000	1,010
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023	1,000	853
7.250% due 10/15/2020	1,000	968
7.500% due 04/01/2021	500	476
8.000% due 02/15/2024	1,500	1,616
International Game Technology PLC
6.250% due 02/15/2022	2,000	2,221
6.500% due 02/15/2025	1,500	1,693
Jaguar Holding Co.
6.375% due 08/01/2023	3,500	3,671
KAR Auction Services, Inc.
5.125% due 06/01/2025	1,250	1,303
KFC Holding Co.
4.750% due 06/01/2027	750	774
5.000% due 06/01/2024	1,000	1,056
5.250% due 06/01/2026	2,000	2,125
Kinetic Concepts, Inc.
7.875% due 02/15/2021	1,500	1,577
12.500% due 11/01/2021	1,000	1,117
KLX, Inc.
5.875% due 12/01/2022	3,500	3,680
L Brands, Inc.
5.625% due 02/15/2022	1,000	1,072
Lamar Media Corp.
5.000% due 05/01/2023	1,000	1,041
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	1,048
4.875% due 11/01/2026	1,000	1,053
Laredo Petroleum, Inc.
5.625% due 01/15/2022	1,000	1,013
7.375% due 05/01/2022	1,000	1,039
Level 3 Financing, Inc.
5.125% due 05/01/2023	1,250	1,274
5.250% due 03/15/2026	1,000	1,027
5.375% due 01/15/2024	1,000	1,026
5.375% due 05/01/2025	1,000	1,031
LifePoint Health, Inc.
5.375% due 05/01/2024	1,000	1,043
5.500% due 12/01/2021	1,250	1,293
5.875% due 12/01/2023	1,000	1,060
LIN Television Corp.
5.875% due 11/15/2022	750	786
Lions Gate Entertainment Corp.
5.875% due 11/01/2024	500	528
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	1,000	1,038
LKQ Corp.
4.750% due 05/15/2023	1,500	1,562
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023	2,500	2,144
5.500% due 04/15/2025	1,000	905
5.625% due 10/15/2023	1,000	936
5.750% due 08/01/2022	2,000	1,965
Masonite International Corp.
5.625% due 03/15/2023	2,000	2,103
Matador Resources Co.
6.875% due 04/15/2023	500	532
MDC Partners, Inc.
6.500% due 05/01/2024	1,000	1,013
MGM Resorts International
4.625% due 09/01/2026	1,000	1,018
6.000% due 03/15/2023	2,000	2,210
6.625% due 12/15/2021	4,000	4,510
6.750% due 10/01/2020	2,000	2,210
7.750% due 03/15/2022	2,000	2,340
8.625% due 02/01/2019	1,000	1,083
MSCI, Inc.
5.250% due 11/15/2024	1,000	1,070
5.750% due 08/15/2025	1,000	1,096
Murphy Oil Corp.
4.000% due 06/01/2022	500	500
4.700% due 12/01/2022	250	252
5.750% due 08/15/2025	500	516
6.875% due 08/15/2024	1,000	1,069
Murphy Oil USA, Inc.
6.000% due 08/15/2023	1,000	1,058
NCR Corp.
4.625% due 02/15/2021	1,500	1,530

5.000% due 07/15/2022	2,000	2,055
5.875% due 12/15/2021	500	519
6.375% due 12/15/2023	500	535
Netflix, Inc.
4.375% due 11/15/2026	2,500	2,515
Newfield Exploration Co.
5.375% due 01/01/2026	3,000	3,172
5.625% due 07/01/2024	1,500	1,616
Nexstar Broadcasting, Inc.
5.625% due 08/01/2024	750	778
NextEra Energy Operating Partners LP
4.250% due 09/15/2024	500	512
4.500% due 09/15/2027	750	766
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025	500	522
5.500% due 10/01/2021	2,000	2,060
Nielsen Finance LLC
5.000% due 04/15/2022	1,750	1,818
Noble Holding International Ltd.
4.900% due 08/01/2020	172	167
7.750% due 01/15/2024 (e)	1,500	1,339
Norbord, Inc.
6.250% due 04/15/2023	1,000	1,100
Novelis Corp.
5.875% due 09/30/2026	2,500	2,544
6.250% due 08/15/2024	1,000	1,045
NXP BV
4.125% due 06/15/2020	1,000	1,049
4.125% due 06/01/2021	875	918
4.625% due 06/01/2023	1,000	1,078
5.750% due 03/15/2023	3,000	3,139
Oasis Petroleum, Inc.
6.875% due 03/15/2022	2,000	2,045
Open Text Corp.
5.875% due 06/01/2026	1,500	1,650
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022	9,000	8,865
Oshkosh Corp.
5.375% due 03/01/2025	625	666
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	1,250	1,251
5.250% due 08/15/2022	1,500	1,564
5.500% due 02/15/2024	1,250	1,316
Park-Ohio Industries, Inc.
6.625% due 04/15/2027	1,000	1,083
Party City Holdings, Inc.
6.125% due 08/15/2023	1,500	1,567
PDC Energy, Inc.
6.125% due 09/15/2024	1,000	1,050
Penn National Gaming, Inc.
5.625% due 01/15/2027	500	520
Performance Food Group, Inc.
5.500% due 06/01/2024	500	518
PetSmart, Inc.
7.125% due 03/15/2023	4,000	3,131
Pilgrim’s Pride Corp.
5.750% due 03/15/2025	2,000	2,070
5.875% due 09/30/2027	750	771
Pinnacle Entertainment, Inc.
5.625% due 05/01/2024	750	771
Pinnacle Foods Finance LLC
4.875% due 05/01/2021	2,000	2,055
5.875% due 01/15/2024	1,000	1,065
Platform Specialty Products Corp.
6.500% due 02/01/2022	3,000	3,116
Ply Gem Industries, Inc.
6.500% due 02/01/2022	3,000	3,140
Post Holdings, Inc.
5.000% due 08/15/2026	3,000	3,002
5.500% due 03/01/2025	500	520
5.750% due 03/01/2027	2,000	2,070
6.000% due 12/15/2022	1,000	1,051
8.000% due 07/15/2025	750	851
PQ Corp.
6.750% due 11/15/2022	750	816
PRA Holdings, Inc.
9.500% due 10/01/2023	1,000	1,095
Precision Drilling Corp.
7.750% due 12/15/2023	1,750	1,794
Prestige Brands, Inc.
5.375% due 12/15/2021	2,750	2,843
6.375% due 03/01/2024	1,500	1,620

Prime Security Services Borrower LLC
9.250% due 05/15/2023	3,500	3,871
PTC, Inc.
6.000% due 05/15/2024	750	810
QEP Resources, Inc.
6.875% due 03/01/2021	2,500	2,644
Qorvo, Inc.
6.750% due 12/01/2023	1,000	1,093
7.000% due 12/01/2025	500	573
Qualitytech LP
5.875% due 08/01/2022	2,000	2,091
Quintiles IMS, Inc.
4.875% due 05/15/2023	2,000	2,090
5.000% due 10/15/2026	2,000	2,125
Rackspace Hosting, Inc.
8.625% due 11/15/2024	1,000	1,069
Range Resources Corp.
4.875% due 05/15/2025	1,000	990
5.000% due 08/15/2022	750	753
5.000% due 03/15/2023	2,000	1,995
5.750% due 06/01/2021	500	523
RegionalCare Hospital Partners Holdings, Inc.
8.250% due 05/01/2023	2,000	2,112
Revlon Consumer Products Corp.
6.250% due 08/01/2024 (e)	750	583
Reynolds Group Issuer, Inc.
5.125% due 07/15/2023	2,000	2,090
5.750% due 10/15/2020	1,500	1,528
6.875% due 02/15/2021	648	665
7.000% due 07/15/2024	1,000	1,067
Rite Aid Corp.
6.125% due 04/01/2023	2,000	1,952
Rivers Pittsburgh Borrower LP
6.125% due 08/15/2021	1,000	1,013
Rockies Express Pipeline LLC
5.625% due 04/15/2020	1,250	1,320
6.000% due 01/15/2019	1,500	1,560
6.875% due 04/15/2040	500	558
Rowan Cos., Inc.
4.750% due 01/15/2024	1,000	880
4.875% due 06/01/2022	2,000	1,880
5.850% due 01/15/2044	1,000	800
7.375% due 06/15/2025	500	491
RSP Permian, Inc.
5.250% due 01/15/2025	1,000	1,020
6.625% due 10/01/2022	1,000	1,053
Sabre GLBL, Inc.
5.250% due 11/15/2023	500	516
5.375% due 04/15/2023	1,500	1,562
Sally Holdings LLC
5.625% due 12/01/2025	1,250	1,287
Schaeffler Finance BV
4.750% due 05/15/2023	1,250	1,295
Scientific Games International, Inc.
6.250% due 09/01/2020	1,250	1,272
7.000% due 01/01/2022	1,000	1,064
10.000% due 12/01/2022	1,500	1,667
Scotts Miracle-Gro Co.
6.000% due 10/15/2023	1,375	1,475
Sealed Air Corp.
4.875% due 12/01/2022	500	534
5.125% due 12/01/2024	1,000	1,081
5.250% due 04/01/2023	1,500	1,624
5.500% due 09/15/2025	1,000	1,103
Sensata Technologies BV
4.875% due 10/15/2023	1,500	1,582
5.000% due 10/01/2025	1,000	1,059
5.625% due 11/01/2024	1,250	1,381
Sensata Technologies UK Financing Co. PLC
6.250% due 02/15/2026	1,500	1,650
SFR Group S.A.
6.000% due 05/15/2022	5,000	5,231
6.250% due 05/15/2024	4,000	4,239
7.375% due 05/01/2026	2,000	2,162
Signode Industrial Group Lux S.A.
6.375% due 05/01/2022	3,000	3,127
Silversea Cruise Finance Ltd.
7.250% due 02/01/2025	250	269
Sinclair Television Group, Inc.
5.125% due 02/15/2027	1,000	976
5.625% due 08/01/2024	2,000	2,057

Sirius XM Radio, Inc.
5.000% due 08/01/2027	1,500	1,537
5.375% due 04/15/2025	3,000	3,172
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	500	612
Southwestern Energy Co.
4.100% due 03/15/2022	3,000	2,910
6.700% due 01/23/2025	1,000	1,018
7.500% due 04/01/2026	750	780
Spectrum Brands, Inc.
5.750% due 07/15/2025	1,500	1,605
6.125% due 12/15/2024	1,000	1,076
6.625% due 11/15/2022	2,000	2,090
Springs Industries, Inc.
6.250% due 06/01/2021	2,000	2,067
SPX FLOW, Inc.
5.625% due 08/15/2024	1,500	1,579
5.875% due 08/15/2026	1,500	1,590
Standard Industries, Inc.
5.000% due 02/15/2027	1,000	1,045
5.375% due 11/15/2024	4,000	4,271
6.000% due 10/15/2025	2,000	2,192
Station Casinos LLC
5.000% due 10/01/2025	1,000	1,005
Steel Dynamics, Inc.
5.000% due 12/15/2026	1,000	1,070
5.125% due 10/01/2021	1,000	1,031
5.500% due 10/01/2024	500	536
6.375% due 08/15/2022	500	516
Sterigenics-Nordion Topco LLC (8.125% Cash or 8.875% PIK)
8.125% due 11/01/2021 (b)	1,000	1,023
Suburban Propane Partners LP
5.750% due 03/01/2025	1,000	995
Sunoco LP
5.500% due 08/01/2020	2,000	2,062
T-Mobile USA, Inc.
5.125% due 04/15/2025	1,000	1,048
6.375% due 03/01/2025	2,000	2,158
6.500% due 01/15/2026	2,000	2,212
6.625% due 04/01/2023	3,000	3,165
6.836% due 04/28/2023	2,000	2,117
Team Health Holdings, Inc.
6.375% due 02/01/2025	2,750	2,612
Teck Resources Ltd.
3.750% due 02/01/2023	1,000	1,016
4.500% due 01/15/2021	2,750	2,898
4.750% due 01/15/2022	1,000	1,062
6.125% due 10/01/2035	2,000	2,250
6.250% due 07/15/2041	1,000	1,134
8.500% due 06/01/2024	500	575
TEGNA, Inc.
4.875% due 09/15/2021	500	514
5.500% due 09/15/2024	1,000	1,056
Teine Energy Ltd.
6.875% due 09/30/2022	1,000	1,023
Teleflex, Inc.
4.875% due 06/01/2026	750	782
Tempur Sealy International, Inc.
5.500% due 06/15/2026	2,250	2,306
5.625% due 10/15/2023	750	792
Tenet Healthcare Corp.
4.500% due 04/01/2021	2,000	2,049
4.625% due 07/15/2024	1,000	991
5.125% due 05/01/2025	1,750	1,730
6.000% due 10/01/2020	1,000	1,068
6.750% due 06/15/2023 (e)	1,500	1,442
7.500% due 01/01/2022	450	478
8.125% due 04/01/2022	1,000	1,020
Tennant Co.
5.625% due 05/01/2025	1,000	1,043
Terex Corp.
5.625% due 02/01/2025	1,000	1,055
Tesoro Logistics LP
5.250% due 01/15/2025	1,000	1,075
5.875% due 10/01/2020	641	654
6.250% due 10/15/2022	1,500	1,603
TransDigm, Inc.
6.000% due 07/15/2022	1,000	1,040
6.375% due 06/15/2026	2,750	2,824
6.500% due 07/15/2024	3,000	3,105
Transocean, Inc.
6.800% due 03/15/2038 (e)	1,500	1,230
7.500% due 04/15/2031	2,500	2,287

9.000% due 07/15/2023	3,500	3,789
TreeHouse Foods, Inc.
4.875% due 03/15/2022	1,000	1,039
6.000% due 02/15/2024	1,000	1,074
Tribune Media Co.
5.875% due 07/15/2022	1,500	1,567
Trinseo Materials Operating S.C.A.
5.375% due 09/01/2025	2,000	2,062
Triumph Group, Inc.
4.875% due 04/01/2021	1,500	1,483
7.750% due 08/15/2025	625	659
U.S. Concrete, Inc.
6.375% due 06/01/2024	2,500	2,706
U.S. Foods, Inc.
5.875% due 06/15/2024	1,500	1,579
United Rentals North America, Inc.
4.625% due 07/15/2023	1,000	1,048
4.625% due 10/15/2025	1,000	1,015
4.875% due 01/15/2028	1,000	1,006
5.500% due 07/15/2025	1,500	1,616
5.500% due 05/15/2027	1,500	1,603
5.875% due 09/15/2026	500	545
7.625% due 04/15/2022	170	177
Unitymedia GmbH
6.125% due 01/15/2025	1,000	1,071
Unitymedia Hessen GmbH & Co. KG
5.000% due 01/15/2025	3,000	3,169
5.500% due 01/15/2023	2,250	2,329
Univar USA, Inc.
6.750% due 07/15/2023	1,000	1,053
Univision Communications, Inc.
5.125% due 05/15/2023	3,000	3,067
5.125% due 02/15/2025	4,000	4,045
6.750% due 09/15/2022	1,357	1,412
UPCB Finance Ltd.
5.375% due 01/15/2025	1,000	1,045
USG Corp.
4.875% due 06/01/2027	1,500	1,569
5.500% due 03/01/2025	1,250	1,342
Valeant Pharmaceuticals International, Inc.
5.500% due 03/01/2023	1,000	880
5.625% due 12/01/2021	500	470
5.875% due 05/15/2023	1,000	886
6.125% due 04/15/2025	1,000	881
6.375% due 10/15/2020	500	502
6.500% due 03/15/2022	500	529
6.750% due 08/15/2021	1,000	984
7.000% due 03/15/2024	1,125	1,201
7.250% due 07/15/2022	1,000	979
7.500% due 07/15/2021	500	500
Valvoline, Inc.
5.500% due 07/15/2024	500	535
VeriSign, Inc.
4.625% due 05/01/2023	2,000	2,075
5.250% due 04/01/2025	1,000	1,085
Versum Materials, Inc.
5.500% due 09/30/2024	1,000	1,063
ViaSat, Inc.
5.625% due 09/15/2025	1,500	1,517
Videotron Ltd.
5.125% due 04/15/2027	750	782
5.375% due 06/15/2024	1,250	1,362
Virgin Media Finance PLC
5.750% due 01/15/2025	1,000	1,039
6.000% due 10/15/2024	1,500	1,582
6.375% due 04/15/2023	2,000	2,097
Virgin Media Secured Finance PLC
5.250% due 01/15/2026	1,000	1,045
Wabash National Corp.
5.500% due 10/01/2025	2,000	2,045
Welbilt, Inc.
9.500% due 02/15/2024	1,000	1,154
WellCare Health Plans, Inc.
5.250% due 04/01/2025	1,250	1,319
WESCO Distribution, Inc.
5.375% due 06/15/2024	1,000	1,060
West Street Merger Sub, Inc.
6.375% due 09/01/2025	2,000	2,000
Western Digital Corp.
7.375% due 04/01/2023	1,000	1,098
Whiting Petroleum Corp.
5.000% due 03/15/2019	1,000	1,005

5.750% due 03/15/2021 (e)	1,000	985
Williams Cos., Inc.
4.550% due 06/24/2024	2,000	2,080
Wind Acquisition Finance S.A.
4.750% due 07/15/2020	3,000	3,040
7.375% due 04/23/2021	3,000	3,122
WMG Acquisition Corp.
5.000% due 08/01/2023	1,000	1,036
WPX Energy, Inc.
6.000% due 01/15/2022	500	519
7.500% due 08/01/2020	503	550
8.250% due 08/01/2023	1,000	1,126
WR Grace & Co-Conn
5.125% due 10/01/2021	1,000	1,088
5.625% due 10/01/2024	1,000	1,103
Wynn Las Vegas LLC
5.250% due 05/15/2027	2,000	2,040
5.500% due 03/01/2025	1,000	1,044
Wynn Macau Ltd.
5.250% due 10/15/2021	1,000	1,029
5.500% due 10/01/2027	1,000	1,017
XPO Logistics, Inc.
6.125% due 09/01/2023	500	524
6.500% due 06/15/2022	1,500	1,581
Zayo Group LLC
5.750% due 01/15/2027	2,000	2,125
6.375% due 05/15/2025	1,000	1,081
ZF North America Capital, Inc.
4.750% due 04/29/2025	3,000	3,176
Ziggo Secured Finance BV
5.500% due 01/15/2027	3,000	3,082

		814,214

UTILITIES 7.6%
AES Corp.
6.000% due 05/15/2026	1,000	1,080
8.000% due 06/01/2020	407	469
AmeriGas Partners LP
5.500% due 05/20/2025	1,000	1,033
5.750% due 05/20/2027	500	514
Antero Midstream Partners LP
5.375% due 09/15/2024	500	520
Blue Racer Midstream LLC
6.125% due 11/15/2022	2,000	2,085
Calpine Corp.
5.375% due 01/15/2023	4,000	3,911
5.750% due 01/15/2025	3,000	2,846
CenturyLink, Inc.
5.800% due 03/15/2022	1,000	1,000
6.450% due 06/15/2021	1,000	1,046
Covanta Holding Corp.
5.875% due 03/01/2024	1,025	1,020
5.875% due 07/01/2025	1,000	986
Embarq Corp.
7.995% due 06/01/2036	1,000	1,020
Extraction Oil & Gas, Inc.
7.875% due 07/15/2021	500	530
Frontier Communications Corp.
6.875% due 01/15/2025	1,500	1,129
7.125% due 03/15/2019	1,125	1,117
10.500% due 09/15/2022	1,500	1,312
11.000% due 09/15/2025	1,250	1,069
Genesis Energy LP
5.625% due 06/15/2024	1,000	975
6.000% due 05/15/2023	1,250	1,247
6.500% due 10/01/2025	500	497
6.750% due 08/01/2022	1,500	1,541
Jonah Energy LLC
7.250% due 10/15/2025 (a)	750	757
NGL Energy Partners LP
6.125% due 03/01/2025	750	701
7.500% due 11/01/2023	500	500
NGPL PipeCo LLC
4.375% due 08/15/2022	625	650
4.875% due 08/15/2027	750	788
Northwestern Bell Telephone
7.750% due 05/01/2030	1,208	1,379
NRG Energy, Inc.
6.250% due 07/15/2022	2,500	2,637
6.250% due 05/01/2024	1,000	1,045
6.625% due 03/15/2023	1,500	1,554
6.625% due 01/15/2027	1,500	1,579

7.625% due 01/15/2018	382	389
NRG Yield Operating LLC
5.000% due 09/15/2026	1,000	1,045
NSG Holdings LLC
7.750% due 12/15/2025	1,334	1,451
Parsley Energy LLC
5.250% due 08/15/2025	1,000	1,021
5.375% due 01/15/2025	1,000	1,026
6.250% due 06/01/2024	1,000	1,057
Sprint Capital Corp.
6.900% due 05/01/2019	2,000	2,137
8.750% due 03/15/2032	2,500	3,203
Sprint Communications, Inc.
6.000% due 11/15/2022	2,000	2,159
7.000% due 03/01/2020	1,000	1,095
7.000% due 08/15/2020	2,000	2,190
9.000% due 11/15/2018	556	598
Sprint Corp.
7.125% due 06/15/2024	1,750	1,973
7.250% due 09/15/2021	4,000	4,455
7.625% due 02/15/2025	2,000	2,305
7.875% due 09/15/2023	4,000	4,650
Talen Energy Supply LLC
6.500% due 06/01/2025	1,000	765
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	2,065
5.500% due 01/15/2028	500	509
Targa Resources Partners LP
4.125% due 11/15/2019	750	758
4.250% due 11/15/2023	1,000	996
5.250% due 05/01/2023	2,000	2,045
Telecom Italia Capital S.A.
6.375% due 11/15/2033	1,000	1,156
Telecom Italia SpA
5.303% due 05/30/2024	4,000	4,365
Tenaska Alabama Partners LP
7.000% due 06/30/2021	871	892
TerraForm Power Operating LLC
6.375% due 02/01/2023	2,000	2,090
6.625% due 06/15/2025	500	535

		85,467

Total Corporate Bonds & Notes (Cost $943,994)		983,860

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust
3.437% due 11/25/2036 ^~	481	440
Countrywide Alternative Loan Trust
1.466% (US0001M + 0.230%) due 05/20/2046 ^~	85	68
Countrywide Home Loan Mortgage Pass-Through Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	45	40
3.171% due 05/20/2036 ^~	256	219
GSR Mortgage Loan Trust
3.574% due 04/25/2035 ~	6	6
IndyMac Mortgage Loan Trust
6.000% due 07/25/2037	406	375
WaMu Mortgage Pass-Through Certificates Trust
2.819% due 12/25/2036 ^~	315	302

Washington Mutual Mortgage Pass-Through Certificates Trust
1.859% (12MTA + 0.970%) due 05/25/2046 ~	29	25

Total Non-Agency Mortgage-Backed Securities (Cost $976)		1,475

ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing and Securitization LLC
1.307% (US0001M + 0.070%) due 01/25/2037 ^~	85	39

Total Asset-Backed Securities (Cost $59)		39

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (d) 0.1%		831

Total Short-Term Instruments (Cost $831)		831

Total Investments in Securities (Cost $949,591)		989,955

	SHARES
INVESTMENTS IN AFFILIATES 12.3%
SHORT-TERM INSTRUMENTS 12.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.3%
PIMCO Short-Term Floating NAV Portfolio III	14,021,270	138,600

Total Short-Term Instruments (Cost $138,608)		138,600

Total Investments in Affiliates (Cost $138,608)		138,600

Total Investments 100.0% (Cost $1,088,199)		$1,128,555
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $4,202)		112
Other Assets and Liabilities, net 0.0%		128

Net Assets 100.0%		$1,128,795

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Payment in-kind security.

(c) Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$831	U.S. Treasury Notes 2.625% due 08/15/2020 (2)	$(852)	$831	$831

Total Repurchase Agreements						$(852)	$831	$831

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date		Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BCY	(3.250)%	09/11/2017	10/05/2017		(613)	$(612)
	(0.050)	10/11/2016	10/11/2017		(1,404)	(1,397)
	0.050	06/16/2017	TBD	(3)	(2,457)	(2,461)
	(1.250)	06/26/2017	TBD	(3)	(205)	(204)
	(0.050)	08/01/2017	TBD	(3)	(902)	(902)
	(0.050)	08/02/2017	TBD	(3)	(446)	(446)
	(1.500)	08/17/2017	TBD	(3)	(1,267)	(1,264)
	(1.750)	09/11/2017	TBD	(3)	(1,126)	(1,125)
	0.050	09/15/2017	TBD	(3)	(557)	(557)
	(0.050)	09/27/2017	TBD	(3)	(1,236)	(1,236)
RDR	(0.750)	12/12/2016	12/12/2017		(718)	(714)

Total Reverse Repurchase Agreements						$(10,918)

(e)	Securities with an aggregate market value of $12,123 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(10,895) at a weighted average interest rate of (0.580)%.Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Open maturity reverse repurchase agreement.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	Quarterly	12/20/2019	$4,800	$384	$(81)	$303	$8	$0
CDX.HY-25 5-Year Index	5.000	Quarterly	12/20/2020	4,900	375	(41)	334	6	0
CDX.HY-26 5-Year Index	5.000	Quarterly	06/20/2021	3,465	275	(1)	274	2	0
CDX.HY-27 5-Year Index	5.000	Quarterly	12/20/2021	14,850	1,056	131	1,187	21	0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	30,000	2,112	236	2,348	65	0

					$4,202	$244	$4,446	$102	$0

Total Swap Agreements					$4,202	$244	$4,446	$102	$0

Cash of $3,322 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Asset	Liability
CBK	10/2017	EUR	912	$1,088	$10	$0

Total Forward Foreign Currency Contracts					$10	$0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,750	$0	$3,750
Corporate Bonds & Notes
Banking & Finance	0	84,179	0	84,179
Industrials	1,500	812,714	0	814,214
Utilities	0	85,467	0	85,467
Non-Agency Mortgage-Backed Securities	0	1,475	0	1,475
Asset-Backed Securities	0	39	0	39
Short-Term Instruments
Repurchase Agreements	0	831	0	831
	$1,500	$988,455	$0	$989,955

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$138,600	$0	$0	$138,600

Total Investments	$140,100	$988,455	$0	$1,128,555

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	102	0	102
Over the counter	0	10	0	10

	$0	$112	$0	$112

Total Financial Derivative Instruments	$0	$112	$0	$112

Totals	$140,100	$988,567	$0	$1,128,667

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Income Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.1%
AmWINS Group, Inc.
3.981% - 3.985% (LIBOR03M + 2.750%) due 01/25/2024		$15	$15
Avantor, Inc.
TBD% due 09/07/2024		100	100
Avolon Holdings Ltd.
3.486% (LIBOR03M + 2.250%) due 09/20/2020		10	10
3.986% (LIBOR03M + 2.750%) due 04/03/2022		81	81
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		100	100
Burger King Worldwide, Inc.
3.485% - 3.583% (LIBOR03M + 2.250%) due 02/16/2024		23	23
BWAY Holding Co.
4.481% (PRIME + 2.300%) due 04/03/2024		20	20
Cortes NP Acquisition Corp.
5.239% (LIBOR03M + 4.000%) due 11/30/2023		97	98
Diamond Resorts Corp.
7.235% (LIBOR03M + 6.000%) due 08/11/2023		99	100
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024		137	138
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018		640	644
4.235% (LIBOR03M + 3.000%) due 06/30/2018		3,914	3,937
FinCo LLC
2.750% due 06/14/2022		100	101
HD Supply Waterworks Ltd.
4.455% (LIBOR03M + 3.000%) due 08/01/2024		10	10
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023		1,549	1,557
Ineos Finance PLC
3.250% due 04/01/2024♦	EUR	99	118
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024		$1,147	1,153
MH Sub LLC
4.820% (LIBOR03M + 3.500%) due 09/13/2024		40	40
Multi Color Corp.
TBD% due 09/20/2024		7	7
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		100	98
Pizza Hut Holdings LLC
3.234% (LIBOR03M + 2.000%) due 06/16/2023		1,584	1,593
Post Holdings, Inc.
3.490% (LIBOR03M + 2.250%) due 05/24/2024		20	20
RPI Finance Trust
3.333% (LIBOR03M + 2.000%) due 03/27/2023		34	34
Sprint Communications, Inc.
3.750% (LIBOR03M + 2.500%) due 02/02/2024		100	100
TEX Operations Co. LLC
3.982% (LIBOR03M + 2.750%) due 08/04/2023		49	49
UPC Financing Partnership
3.984% (LIBOR03M + 2.750%) due 04/15/2025		100	100
Valeant Pharmaceuticals International, Inc.
5.990% (LIBOR03M + 4.750%) due 04/01/2022		8	9

Total Loan Participations and Assignments (Cost $10,178)			10,255

CORPORATE BONDS & NOTES 28.3%
BANKING & FINANCE 16.2%
Ardonagh Midco PLC
8.375% due 07/15/2023	GBP	100	139
Barclays Bank PLC
7.625% due 11/21/2022		$400	460
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		900	928
Barclays PLC
4.375% due 01/12/2026		1,000	1,045
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(e)	GBP	300	441
BRFkredit A/S
1.000% due 04/01/2018	DKK	9,600	1,536
Brighthouse Financial, Inc.
3.700% due 06/22/2027		$34	34
4.700% due 06/22/2047		34	33
Brookfield Finance, Inc.
4.700% due 09/20/2047		48	49
CBL & Associates LP
5.950% due 12/15/2026		40	41

Crown Castle International Corp.
3.200% due 09/01/2024		28	28
3.650% due 09/01/2027		120	120
4.000% due 03/01/2027		16	16
CTR Partnership LP
5.250% due 06/01/2025		28	29
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~		72	72
2.700% due 07/13/2020		74	74
4.250% due 10/14/2021		1,270	1,332
Digital Realty Trust LP
2.750% due 02/01/2023		6	6
3.700% due 08/15/2027		19	19
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	2	2
5.000% due 10/31/2020 +~		9	9
ERP Operating LP
3.250% due 08/01/2027		$11	11
4.000% due 08/01/2047		7	7
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022		100	105
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		66	66
4.500% due 10/15/2037		34	35
Howard Hughes Corp.
5.375% due 03/15/2025		63	64
HSBC Holdings PLC
3.600% due 05/25/2023		430	448
Hudson Pacific Properties LP
3.950% due 11/01/2027 (a)		13	13
International Lease Finance Corp.
6.250% due 05/15/2019		1,375	1,462
iStar, Inc.
4.625% due 09/15/2020		5	5
5.250% due 09/15/2022		19	19
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	302
3.628% due 04/20/2027		200	204
Lifestorage, LP
3.500% due 07/01/2026		900	867
Lloyds Banking Group PLC
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(e)	GBP	400	601
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(e)		1,750	2,814
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		$14	14
National Australia Bank Ltd.
1.375% due 07/12/2019		300	298
Navient Corp.
6.500% due 06/15/2022		118	125
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2017	DKK	28,300	4,495
Nykredit Realkredit A/S
1.000% due 04/01/2018		7,000	1,120
2.500% due 10/01/2047		2,986	492
3.000% due 10/01/2047		8,413	1,419
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		$16	16
Provident Funding Associates LP
6.375% due 06/15/2025		11	12
Realkredit Danmark A/S
1.000% due 04/01/2018	DKK	23,257	3,722
2.500% due 10/01/2037		7,532	1,265
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~		$200	202
3.498% (US0003M + 1.480%) due 05/15/2023 ~		200	202
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(e)		200	210
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(e)		1,600	1,776
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		100	100
3.700% due 03/28/2022		17	17
4.400% due 07/13/2027		13	13
Santander UK Group Holdings PLC
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(e)	GBP	1,950	2,842
SBA Communications Corp.
4.000% due 10/01/2022 (a)		$26	26
Springleaf Finance Corp.
6.125% due 05/15/2022		234	248
8.250% due 12/15/2020		1,700	1,925
Stichting AK Rabobank Certificaten
6.500% (e)	EUR	100	142
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~		$900	901
UBS Group AG
5.750% (EUSA5 + 5.287%) due 02/19/2022 ~(e)	EUR	1,650	2,190
VEREIT Operating Partnership LP
3.950% due 08/15/2027		$20	20

Vici Properties LLC
8.000% due 10/15/2023		1,000	1,110
Washington Prime Group LP
5.950% due 08/15/2024		220	225
Wells Fargo & Co.
2.423% (US0003M + 1.110%) due 01/24/2023 ~		1,900	1,934

			40,497

INDUSTRIALS 8.1%
Air Canada Pass-Through Trust
3.600% due 09/15/2028		684	701
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (a)		16	16
3.550% due 10/01/2027 (a)		22	22
Allergan Funding SCS
2.350% due 03/12/2018		1,800	1,805
Altice Luxembourg S.A.
7.250% due 05/15/2022	EUR	2,700	3,396
Amazon.com, Inc.
4.050% due 08/22/2047		$32	33
4.250% due 08/22/2057		26	27
American Airlines Pass Through Trust
3.350% due 04/15/2031		20	20
3.600% due 04/15/2031		10	10
4.000% due 01/15/2027		801	842
Arrow Electronics, Inc.
3.250% due 09/08/2024		18	18
Avantor, Inc.
6.000% due 10/01/2024 (a)		52	53
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		36	36
2.195% (US0003M + 0.880%) due 08/15/2022 ~		36	36
2.764% due 08/15/2022		14	14
3.222% due 08/15/2024		140	141
British Airways Pass-Through Trust
4.625% due 12/20/2025		255	274
Broadcom Corp.
3.000% due 01/15/2022		158	161
3.625% due 01/15/2024		8	8
3.875% due 01/15/2027		59	61
Burger King Worldwide, Inc.
4.250% due 05/15/2024		71	71
5.000% due 10/15/2025 (a)		24	25
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018 ^(b)		605	625
Caesars Growth Properties Holdings LLC
9.375% due 05/01/2022		1,248	1,353
Charter Communications Operating LLC
4.200% due 03/15/2028		54	55
Cheniere Energy Partners LP
5.250% due 10/01/2025		70	72
Cimarex Energy Co.
3.900% due 05/15/2027		17	17
Community Health Systems, Inc.
6.250% due 03/31/2023		52	52
Concho Resources, Inc.
3.750% due 10/01/2027		12	12
4.875% due 10/01/2047		12	13
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (a)		26	26
CVS Pass-Through Trust
5.789% due 01/10/2026		311	341
DAE Funding LLC
4.000% due 08/01/2020		20	20
4.500% due 08/01/2022		30	31
5.000% due 08/01/2024		60	62
Delphi Jersey Holdings PLC
5.000% due 10/01/2025		25	26
Diamond Resorts International, Inc.
7.750% due 09/01/2023		221	239
Discovery Communications LLC
2.036% (US0003M + 0.710%) due 09/20/2019 ~		28	28
2.200% due 09/20/2019		9	9
2.950% due 03/20/2023		14	14
3.950% due 03/20/2028		18	18
Eldorado Resorts, Inc.
6.000% due 04/01/2025		8	8
EQT Corp.
2.104% (US0003M + 0.770%) due 10/01/2020 ~(a)		45	45
2.500% due 10/01/2020 (a)		7	7
Exela Intermediate LLC
10.000% due 07/15/2023		43	42
HCA, Inc.
5.500% due 06/15/2047		35	36

iHeartCommunications, Inc.
9.000% due 12/15/2019		92	71
9.000% due 03/01/2021		1,785	1,277
9.000% due 09/15/2022		34	24
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		54	52
9.750% due 07/15/2025		42	43
Mattamy Group Corp.
6.500% due 10/01/2025		16	17
Molina Healthcare, Inc.
4.875% due 06/15/2025		7	7
Multi-Color Corp.
4.875% due 11/01/2025 (a)		12	12
NetApp, Inc.
2.000% due 09/27/2019		10	10
3.300% due 09/29/2024		22	22
NextEra Energy Operating Partners LP
4.500% due 09/15/2027		13	13
Nielsen Co. Luxembourg SARL
5.000% due 02/01/2025		6	6
Nissan Motor Acceptance Corp.
2.350% due 03/04/2019		600	604
Nokia Oyj
4.375% due 06/12/2027		14	14
Norwegian Air Shuttle ASA Pass-Through Trust
4.875% due 11/10/2029		426	434
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		32	32
4.500% due 03/15/2023		63	63
5.250% due 08/15/2022		48	50
5.500% due 02/15/2024		25	26
Petroleos Mexicanos
6.500% due 03/13/2027		100	111
6.750% due 09/21/2047		100	107
PetSmart, Inc.
5.875% due 06/01/2025		38	33
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		20	21
Pitney Bowes, Inc.
3.625% due 09/15/2020		12	12
4.700% due 04/01/2023		24	24
Priceline Group, Inc.
2.750% due 03/15/2023		10	10
3.550% due 03/15/2028		32	32
QUALCOMM, Inc.
2.900% due 05/20/2024		15	15
SBA Tower Trust
2.877% due 07/10/2046 +		900	913
SFR Group S.A.
7.375% due 05/01/2026		1,700	1,838
Smithfield Foods, Inc.
2.700% due 01/31/2020		10	10
Station Casinos LLC
5.000% due 10/01/2025		23	23
Symantec Corp.
5.000% due 04/15/2025		15	16
Tech Data Corp.
3.700% due 02/15/2022		10	10
4.950% due 02/15/2027		12	12
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		920	928
Tenet Healthcare Corp.
4.625% due 07/15/2024		94	93
Thomson Reuters Corp.
6.500% due 07/15/2018		400	415
TTM Technologies, Inc.
5.625% due 10/01/2025		20	20
UPCB Finance Ltd.
3.625% due 06/15/2029	EUR	100	117
Valeant Pharmaceuticals International, Inc.
6.500% due 03/15/2022		$29	31
7.000% due 03/15/2024		56	60
Viking Cruises Ltd.
5.875% due 09/15/2027		7	7
VMware, Inc.
2.300% due 08/21/2020		30	30
2.950% due 08/21/2022		30	30
3.900% due 08/21/2027		20	20
Volkswagen Group of America Finance LLC
1.650% due 05/22/2018		1,600	1,599
Wyndham Worldwide Corp.
4.150% due 04/01/2024		11	11
4.500% due 04/01/2027		12	12
Wynn Las Vegas LLC
5.250% due 05/15/2027		3	3

Xerox Corp.
3.625% due 03/15/2023		32	32

			20,293

UTILITIES 4.0%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~		385	390
2.850% due 02/14/2023		80	80
3.400% due 08/14/2024		150	150
3.900% due 08/14/2027		140	140
4.900% due 08/14/2037		134	136
5.150% due 02/14/2050		200	202
5.300% due 08/14/2058		60	61
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		800	840
6.510% due 03/07/2022		500	556
9.250% due 04/23/2019		2,400	2,626
Petrobras Global Finance BV
5.299% due 01/27/2025		75	75
5.999% due 01/27/2028		750	751
6.125% due 01/17/2022		1,160	1,250
6.250% due 12/14/2026	GBP	700	993
7.250% due 03/17/2044		$88	92
7.375% due 01/17/2027		306	338
8.750% due 05/23/2026		100	120
Telecom Italia SpA
7.375% due 12/15/2017	GBP	700	950
Transocean Phoenix Ltd.
7.750% due 10/15/2024		$12	13
Transocean Proteus Ltd.
6.250% due 12/01/2024		3	3
Verizon Communications, Inc.
4.125% due 03/16/2027		160	167
4.125% due 08/15/2046		30	27
5.250% due 03/16/2037		100	110
5.500% due 03/16/2047		60	67

			10,137

Total Corporate Bonds & Notes (Cost $67,353)			70,927

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		40	45
6.725% due 04/01/2035		10	11
7.350% due 07/01/2035		10	12
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		355	359

Total Municipal Bonds & Notes (Cost $398)			427

U.S. GOVERNMENT AGENCIES 9.5%
Fannie Mae
3.000% due 08/01/2027 - 09/01/2027		684	705
Fannie Mae, TBA
2.500% due 10/01/2032		2,000	2,013
3.000% due 11/01/2032		1,500	1,539
3.500% due 12/01/2047		7,000	7,188
Freddie Mac, TBA
3.000% due 10/01/2047		10,000	10,031
Ginnie Mae
1.831% (US0001M + 0.600%) due 04/20/2066 ~		1,750	1,755
4.209% due 09/20/2066 ~		393	435
NCUA Guaranteed Notes
1.604% (LIBOR01M + 0.370%) due 11/06/2017 ~		160	160
1.611% (LIBOR01M + 0.380%) due 03/06/2020 ~		28	28

Total U.S. Government Agencies (Cost $23,905)			23,854

U.S. TREASURY OBLIGATIONS 23.9%
U.S. Treasury Bonds
2.875% due 11/15/2046		1,400	1,404
U.S. Treasury Notes
1.375% due 04/30/2021		2,800	2,764
1.750% due 11/30/2021 (h)		1,900	1,893
1.750% due 03/31/2022		700	696
1.750% due 05/15/2022 (j)		700	696
1.750% due 09/30/2022		1,400	1,387
1.750% due 05/15/2023		1,400	1,379
1.875% due 01/31/2022 (f)		11,200	11,203
1.875% due 02/28/2022		3,100	3,100
1.875% due 08/31/2022		1,400	1,396

1.875% due 08/31/2024		10,000	9,819
2.000% due 07/31/2022 (j)		900	903
2.000% due 06/30/2024		2,300	2,279
2.000% due 11/15/2026		1,600	1,559
2.125% due 12/31/2021		3,600	3,640
2.125% due 06/30/2022		2,400	2,423
2.125% due 02/29/2024		1,500	1,501
2.125% due 07/31/2024		1,100	1,098
2.250% due 12/31/2023		7,630	7,700
2.250% due 01/31/2024 (j)		370	373
2.250% due 02/15/2027		1,300	1,292
2.375% due 05/15/2027		1,256	1,261

Total U.S. Treasury Obligations (Cost $59,637)			59,766

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
American Home Mortgage Investment Trust
6.600% due 06/25/2036		6,618	2,949
Banc of America Alternative Loan Trust
6.000% due 01/25/2035		247	244
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.986% due 06/10/2039 ~		1,300	1,286
Bear Stearns Commercial Mortgage Securities Trust
5.826% due 06/11/2040 ~		661	661
Chase Mortgage Finance Trust
3.167% due 12/25/2035 ^~		2,901	2,844
Credit Suisse Mortgage Capital Certificates
3.587% due 08/27/2036 ~		1,236	1,244
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	2,693	3,539
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	1,568	1,600
HarborView Mortgage Loan Trust
1.477% (LIBOR01M + 0.240%) due 03/19/2036 ~		$113	93
Juno Eclipse Ltd.
0.000% (EUR003M + 0.180%) due 11/20/2022 ~	EUR	923	1,081
Ripon Mortgages PLC
1.082% (BP0003M + 0.800%) due 08/20/2056 ~	GBP	1,452	1,954
WaMu Mortgage Pass-Through Certificates Trust
2.730% due 03/25/2033 ~		$128	129
Washington Mutual Mortgage Pass-Through Certificates Trust
1.739% (12MTA + 0.850%) due 10/25/2046 ~		4,782	3,295
Wells Fargo Mortgage-Backed Securities Trust
3.127% due 01/25/2035 ~		19	19

Total Non-Agency Mortgage-Backed Securities (Cost $19,754)			20,938

ASSET-BACKED SECURITIES 28.6%
Aegis Asset-Backed Securities Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~		6,537	5,083
ALESCO Preferred Funding Ltd.
1.808% (LIBOR03M + 0.480%) due 12/23/2034 ~		1,437	1,329
Ameriquest Mortgage Securities Trust
1.577% (US0001M + 0.340%) due 04/25/2036 ~		2,400	2,361
Arbor Realty Commercial Real Estate Notes Ltd.
2.217% due 08/15/2027 ~		1,400	1,412
Aspen Funding Ltd.
2.755% (US0003M + 1.600%) due 07/10/2037 ~		580	571
Asset-Backed Funding Certificates Trust
1.377% (US0001M + 0.140%) due 11/25/2036 ~		5,481	3,815
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~		346	348
Citigroup Mortgage Loan Trust
1.397% (US0001M + 0.160%) due 12/25/2036 ~		2,225	1,486
Citigroup Mortgage Loan Trust, Inc.
1.497% (US0001M + 0.260%) due 03/25/2037 ~		38	32
Countrywide Asset-Backed Certificates
1.457% (US0001M + 0.220%) due 06/25/2047 ~		900	741
Countrywide Asset-Backed Certificates Trust
1.767% (US0001M + 0.530%) due 05/25/2036 ~		9,800	8,338
EFS Volunteer LLC
2.164% (US0003M + 0.850%) due 10/25/2035 ~		1,704	1,706
Flatiron CLO Ltd.
2.464% (US0003M + 1.160%) due 01/17/2026 ~		1,870	1,882
Harbourmaster CLO BV
0.318% (EUR003M + 0.650%) due 05/08/2023 ~	EUR	1,750	2,069
Home Equity Mortgage Loan Asset-Backed Trust
1.537% (US0001M + 0.300%) due 03/25/2036 ~		$5,000	3,897
HSI Asset Securitization Corp. Trust
1.347% (US0001M + 0.110%) due 12/25/2036 ~		1,310	592
1.377% (US0001M + 0.140%) due 01/25/2037 ~		4,513	3,438
IXIS Real Estate Capital Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~		4,577	2,214
JPMorgan Mortgage Acquisition Trust
1.487% (US0001M + 0.250%) due 07/25/2036 ~		2,400	2,355

Limerock CLO Ltd.
2.604% (US0003M + 1.300%) due 04/18/2026 ~		1,800	1,805
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~		1,575	1,585
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		139	139
Merrill Lynch Mortgage Investors Trust
1.307% (US0001M + 0.070%) due 04/25/2047 ~		7,649	4,754
Morgan Stanley ABS Capital, Inc. Trust
1.307% (US0001M + 0.070%) due 10/25/2036 ~		2,974	1,962
1.317% (US0001M + 0.080%) due 11/25/2036 ~		6,613	4,241
1.507% (US0001M + 0.270%) due 03/25/2036 ~		2,383	2,345
Mountain Hawk CLO Ltd.
2.467% (US0003M + 1.160%) due 07/22/2024 ~		1,200	1,203
Option One Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 01/25/2036 ~		5,000	4,186
Saxon Asset Securities Trust
2.987% (US0001M + 1.750%) due 12/25/2037 ~		2,282	2,360
Symphony CLO Ltd.
2.584% (US0003M + 1.280%) due 07/14/2026 ~		1,900	1,915
Trapeza CDO Ltd.
1.724% (US0003M + 0.410%) due 01/25/2035 ~		1,685	1,550

Total Asset-Backed Securities (Cost $65,045)			71,714

SOVEREIGN ISSUES 2.0%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	800	46
Argentina Government International Bond
2.260% due 12/31/2038	EUR	281	227
7.820% due 12/31/2033		552	729
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	15,169	928
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	100	124
Kuwait International Government Bond
2.750% due 03/20/2022		$274	278
3.500% due 03/20/2027		900	927
Peru Government International Bond
6.150% due 08/12/2032	PEN	700	227
Saudi Government International Bond
2.875% due 03/04/2023 (a)		$200	199
3.625% due 03/04/2028 (a)		400	399
4.500% due 10/26/2046		400	400
4.625% due 10/04/2047 (a)		400	402
Venezuela Government International Bond
9.250% due 09/15/2027		123	49

Total Sovereign Issues (Cost $4,821)			4,935

SHORT-TERM INSTRUMENTS 0.6%
CERTIFICATES OF DEPOSIT 0.4%
Barclays Bank PLC
1.781% due 03/16/2018		400	401
1.940% due 09/04/2018		300	300
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		210	210

			911

ARGENTINA TREASURY BILLS 0.2%
2.998% due 12/15/2017 - 02/09/2018 (c)(d)		500	496

Total Short-Term Instruments (Cost $1,406)			1,407

Total Investments in Securities (Cost $252,497)			264,223

	SHARES
INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III		747,804	7,392

Total Short-Term Instruments (Cost $7,392)			7,392

Total Investments in Affiliates (Cost $7,392)			7,392

Total Investments 108.5% (Cost $259,889)			$271,615
Financial Derivative Instruments (g)(i) (0.4)% (Cost or Premiums, net $(2,702))			(1,033)
Other Assets and Liabilities, net (8.1)%			(20,251)

Net Assets 100.0%			$250,331

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

t	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BOS	1.280%	07/26/2017	10/26/2017	$(101)	$(101)

Total Reverse Repurchase Agreements					$(101)

(f)	Securities with an aggregate market value of $100 has been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(6,397) at a weighted average interest rate of 0.708%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	15	AUD	1,495	$(16)	$2	$(9)
U.S. Treasury 10-Year Note December Futures	12/2017	91		$11,403	(118)	0	(21)

Total Futures Contracts					$(134)	$2	$(30)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	12/20/2022	1.463%	$1,000	$171	$2	$173	$1	$0
Navient Corp.	5.000	Quarterly	06/20/2022	2.685	700	58	13	71	2	0

						$229	$15	$244	$3	$0

Credit Default Swaps on Credit Indices - Buy Protection (2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$5,700	$(428)	$(26)	$(454)	$6	$(18)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin (6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$3,200	$(134)	$5	$(129)	$1	$0
CDX.HY-27 5-Year Index	5.000	Quarterly	12/20/2021	1,683	(101)	(35)	(136)	0	(3)
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	1,400	108	2	110	4	0

					$(127)	$(28)	$(155)	$5	$(3)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2024		$1,400	$(66)	$15	$(51)	$0	$(3)
Receive (7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		7,900	(229)	122	(107)	15	0
Pay (7)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		13,800	(268)	44	(224)	25	0
Receive (7)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		3,800	(199)	60	(139)	0	(6)
Receive (7)	3-Month ZAR-JIBAR	7.000	Quarterly	03/22/2023	ZAR	22,200	3	20	23	0	(4)
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(3)	0	(3)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(15)	0	(15)	0	(1)
Receive	3-Month ZAR-JIBAR	8.300	Quarterly	03/15/2027		1,200	(4)	1	(3)	0	(1)
Receive (7)	3-Month ZAR-JIBAR	7.750	Quarterly	03/22/2028		22,800	0	(24)	(24)	7	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	15,800	387	(514)	(127)	0	(38)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		6,390	105	(87)	18	0	(18)
Pay (7)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	1,100	(7)	9	2	0	0
Receive (7)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	4,600	(158)	141	(17)	0	(16)
Receive (7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	JPY	3,516,000	(144)	(20)	(164)	21	0
Receive (7)	6-Month JPY-LIBOR	0.415	Semi-Annual	03/25/2029		50,000	0	(1)	(1)	0	0
Receive (7)	6-Month JPY-LIBOR	0.400	Semi-Annual	03/27/2029		90,000	0	0	0	1	0
Receive (7)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/29/2029		90,000	(3)	(1)	(4)	1	0
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021	MXN	25,500	(28)	(47)	(75)	0	(2)
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		14,500	0	(32)	(32)	0	(1)
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		14,900	0	(31)	(31)	0	(2)
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		2,000	(6)	1	(5)	0	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		22,200	2	(41)	(39)	0	(2)
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		4,300	(3)	2	(1)	0	(1)
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		10,200	(33)	12	(21)	0	(1)
Pay	28-Day MXN-TIIE	7.030	Lunar	11/10/2021		2,600	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		1,200	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		900	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		1,200	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,400	0	7	7	0	(1)
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		1,900	1	(5)	(4)	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	(18)	7	(11)	0	(1)
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	(43)	1	(42)	0	(2)
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	2	(10)	(8)	0	(1)
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	0	0	0	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	13	16	29	0	(1)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	0	11	11	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	0	16	16	0	(1)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		22,900	1	7	8	0	(3)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	1	1	2	0	0
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		1,600	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		4,300	1	(1)	0	0	(1)
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,000	1	(1)	0	0	0

							$(710)	$(327)	$(1,037)	$70	$(107)

Total Swap Agreements							$(1,036)	$(366)	$(1,402)	$84	$(128)

(h)	Securities with an aggregate market value of $505 and cash of $2,162 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017		$5,245	AUD	6,679	$0	$(6)
	11/2017	AUD	6,679		$5,243	6	0
	04/2018	DKK	9,739		1,452	0	(113)
BOA	10/2017		$10,901	EUR	9,296	87	(2)
	11/2017	EUR	9,120		$10,709	0	(87)
	11/2017	JPY	33,866		301	0	0
	11/2017		$2,465	TRY	8,973	22	0
BPS	10/2017	AUD	6,076		$4,844	78	0
CBK	10/2017		335		267	4	0
	10/2017		$182	DKK	1,180	6	0
	10/2017		284	GBP	215	4	0
	10/2017		6,495	JPY	732,621	16	0
	10/2017		100	ZAR	1,311	0	(3)
	11/2017	JPY	732,621		$6,504	0	(16)
	12/2017		$52	ARS	934	0	(1)
	12/2017		1,214	INR	78,730	0	(18)
	01/2018	DKK	19,685		$3,142	0	(2)
	04/2018		$28	DKK	185	1	0
FBF	12/2017		140	INR	9,006	0	(3)
GLM	10/2017	AUD	268		$214	4	0
	10/2017	DKK	60,903		9,335	0	(338)
	10/2017	GBP	10,105		13,075	0	(466)
	10/2017	JPY	50,100		449	4	0
	10/2017		$536	PEN	1,752	0	0
	10/2017		1,229	RUB	71,930	14	0
	11/2017		190	BRL	603	0	0
	12/2017		138	INR	8,917	0	(3)
	12/2017		3,717	MXN	67,064	0	(76)
MSB	10/2017	EUR	9,296		$11,204	217	0
	10/2017		$13,216	GBP	9,890	37	0
	11/2017	GBP	9,890		$13,229	0	(37)
	02/2018		$180	ARS	3,373	1	0
NAB	10/2017	DKK	20,170		$3,110	0	(93)
	10/2017	EUR	243		286	0	(1)
NGF	01/2018		$207	ARS	3,806	1	0
RBC	10/2017	DKK	895		$138	0	(5)
SCX	10/2017	JPY	682,521		6,299	234	0
	11/2017	GBP	318		426	0	0
	11/2017		$47	BRL	151	0	0
	12/2017		997	INR	64,284	0	(20)
TOR	10/2017		4,780	DKK	32,394	365	0
	11/2017		22	ARS	398	0	0
	04/2018	DKK	30,702		$4,585	0	(347)

Total Forward Foreign Currency Contracts						$1,101	$(1,637)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.985%	100	$(2)	$2	$0	$0
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	300	(19)	9	0	(10)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022		900	(40)	0	0	(40)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.847	100	(15)	12	0	(3)
BRC	Russia Government International Bond	1.000	Quarterly	12/20/2021	1.114	550	(16)	14	0	(2)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221	100	(1)	0	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	4,090	(451)	400	0	(51)
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	100	(6)	3	0	(3)
	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.937	100	(5)	0	0	(5)
	Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.629	460	(86)	76	0	(10)
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.847	600	(94)	74	0	(20)
	Russia Government International Bond	1.000	Quarterly	12/20/2022	1.414	4,660	(102)	9	0	(93)

							$(837)	$599	$0	$(238)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$11,700	$(255)	$136	$0	$(119)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,500	(594)	578	0	(16)

						$(849)	$714	$0	$(135)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month USD-LIBOR	2.300%	Semi-Annual	10/10/2022	$22,700	$2	$57	$59	$0
	Pay	3-Month USD-LIBOR	2.200	Semi-Annual	01/18/2023	25,000	14	(25)	0	(11)
MYC	Pay	3-Month USD-LIBOR	2.000	Semi-Annual	12/07/2022	15,000	1	(58)	0	(57)
	Pay	3-Month USD-LIBOR	2.050	Semi-Annual	01/11/2023	8,000	3	(32)	0	(29)
	Pay	3-Month USD-LIBOR	2.490	Semi-Annual	01/09/2028	7,600	0	(12)	0	(12)

							$20	$(70)	$59	$(109)

Total Swap Agreements							$(1,666)	$1,243	$59	$(482)

(j)	Securities with an aggregate market value of $1,126 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,157	$98	$10,255
Corporate Bonds & Notes
Banking & Finance	0	39,376	1,121	40,497
Industrials	26	19,354	913	20,293
Utilities	0	10,137	0	10,137
Municipal Bonds & Notes
Illinois	0	427	0	427
U.S. Government Agencies	0	23,854	0	23,854
U.S. Treasury Obligations	0	59,766	0	59,766
Non-Agency Mortgage-Backed Securities	0	20,938	0	20,938
Asset-Backed Securities	0	71,714	0	71,714
Sovereign Issues	0	4,935	0	4,935
Short-Term Instruments
Certificates of Deposit	0	911	0	911
Argentina Treasury Bills	0	496	0	496
	$26	$262,065	$2,132	$264,223

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,392	$0	$0	$7,392

Total Investments	$7,418	$262,065	$2,132	$271,615

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	84	0	86
Over the counter	0	1,160	0	1,160
	$2	$1,244	$0	$1,246

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(128)	0	(158)
Over the counter	0	(2,119)	0	(2,119)

	$(30)	$(2,247)	$0	$(2,277)

Total Financial Derivative Instruments	$(28)	$(1,003)	$0	$(1,031)

Totals	$7,390	$261,062	$2,132	$270,584

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.3%
CORPORATE BONDS & NOTES 1.1%
INDUSTRIALS 0.7%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	$700	$690
3.100% due 04/07/2030	700	696
Vessel Management Services, Inc.
3.432% due 08/15/2036	604	621

		2,007

UTILITIES 0.4%
Consolidated Edison Co. of New York, Inc.
3.850% due 06/15/2046	1,200	1,219

Total Corporate Bonds & Notes (Cost $3,202)		3,226

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (a)	2,500	1,686
1.297% (LIBOR01M + 0.060%) due 07/25/2037 ~	15	15
1.687% (LIBOR01M + 0.450%) due 08/25/2021 ~	1	1
1.837% (LIBOR01M + 0.600%) due 08/25/2022 ~	1	1
2.137% (LIBOR01M + 0.900%) due 04/25/2032 ~	3	3
2.750% due 11/01/2031	691	682
3.000% due 09/25/2046	2,264	2,075
3.090% due 12/01/2036	1,700	1,669
3.208% (US0012M + 1.583%) due 01/01/2033 ~	4	4
3.580% due 08/01/2030	1,700	1,774
3.600% due 02/01/2040	1,508	1,561
3.610% due 07/01/2029	900	940
3.700% due 09/01/2034	1,524	1,613
3.950% due 12/01/2045	3,000	3,228
4.250% due 05/25/2037	78	87
4.500% due 06/25/2019	16	16
5.000% due 04/25/2032 - 08/25/2033	364	400
5.500% due 12/25/2035	110	124
6.080% due 09/01/2028	64	83
6.500% due 07/25/2031	98	110
6.625% due 11/15/2030	900	1,275
Fannie Mae, TBA
3.000% due 11/01/2047	2,800	2,804
Federal Housing Administration
6.896% due 07/01/2020	30	30
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (a)	2,700	1,739
1.634% (LIBOR01M + 0.400%) due 01/15/2033 ~	7	8
1.934% (LIBOR01M + 0.700%) due 02/15/2027 ~	3	3
2.030% (12MTA + 1.200%) due 10/25/2044 ~	31	32
2.234% (LIBOR01M + 1.000%) due 02/15/2021 ~	3	3
3.000% due 04/15/2053	1,316	1,208
4.000% due 06/15/2032 - 09/15/2044	4,113	4,382
4.000% (LIBOR01M + 12.000%) due 12/15/2042 ~	700	643
5.500% due 08/15/2030 - 02/15/2034	364	403
6.750% due 03/15/2031	200	289
7.000% due 07/15/2023 - 12/01/2031	7	8
Ginnie Mae
2.125% (H15T1Y + 1.500%) due 08/20/2030 ~	4	4
3.500% due 01/20/2044	643	640
6.000% due 08/20/2033	979	1,143
Residual Funding Corp. STRIPS (a)
0.000% due 10/15/2020 - 01/15/2030	4,000	3,140
Resolution Funding Corp.
8.125% due 10/15/2019	1,600	1,808
Resolution Funding Corp. STRIPS (a)
0.000% due 04/15/2028 - 04/15/2029	3,200	2,366
Small Business Administration
5.240% due 08/01/2023	62	66
5.290% due 12/01/2027	125	134

Tennessee Valley Authority STRIPS (a)
0.000% due 05/01/2030	800	533

Total U.S. Government Agencies (Cost $37,844)		38,733

U.S. TREASURY OBLIGATIONS 92.7%
U.S. Treasury Bonds
2.500% due 02/15/2045 (d)	7,200	6,713
2.750% due 08/15/2042 (d)	3,000	2,963
2.750% due 11/15/2042 (d)	29,600	29,208
2.750% due 08/15/2047	5,000	4,889
2.875% due 05/15/2043 (d)	14,780	14,892
2.875% due 08/15/2045 (d)	18,450	18,526
2.875% due 11/15/2046 (d)	3,250	3,259
3.000% due 05/15/2045 (d)	8,500	8,749
3.000% due 11/15/2045 (d)	10,100	10,389
3.000% due 05/15/2047 (d)	720	740
3.125% due 02/15/2043 (d)	36,250	38,232
3.375% due 05/15/2044 (d)	28,380	31,272
3.500% due 02/15/2039	10	11
3.625% due 08/15/2043 (d)	5,100	5,849
3.625% due 02/15/2044 (d)	4,710	5,410
3.750% due 11/15/2043 (d)	6,000	7,030
3.875% due 08/15/2040 (d)(g)	1,300	1,546
4.375% due 11/15/2039 (d)	14,700	18,702
4.625% due 02/15/2040 (d)	1,780	2,342
4.750% due 02/15/2041 (d)	790	1,061
4.375% due 02/15/2038 (d)	13,030	16,553
4.500% due 05/15/2038 (d)	1,700	2,195
U.S. Treasury Inflation Protected Securities (b)
0.375% due 07/15/2023 (d)	2,977	3,016
0.375% due 01/15/2027 (d)	760	751
0.375% due 07/15/2027 (d)	2,532	2,507
0.750% due 02/15/2042 (d)	975	942
1.375% due 02/15/2044 (d)	977	1,078
1.750% due 01/15/2028	175	196
2.500% due 01/15/2029	410	496
3.625% due 04/15/2028	303	396
U.S. Treasury STRIPS (a)
0.000% due 05/15/2031	200	140
0.000% due 11/15/2032	3,300	2,201
0.000% due 02/15/2033	1,700	1,125
0.000% due 05/15/2033	700	460
0.000% due 08/15/2033	500	326
0.000% due 11/15/2033	1,400	905
0.000% due 05/15/2034	500	318
0.000% due 08/15/2035	37,300	22,809
0.000% due 05/15/2036	6,900	4,125
0.000% due 08/15/2036	18,000	10,663
0.000% due 11/15/2036	2,700	1,585
0.000% due 05/15/2037	10	6
0.000% due 08/15/2040	950	497

Total U.S. Treasury Obligations (Cost $290,627)		285,073

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	544
Bear Stearns Adjustable Rate Mortgage Trust
3.092% due 04/25/2033 ~	51	52
3.386% due 10/25/2035 ~	5	5
3.560% due 01/25/2034 ~	9	9
3.576% due 02/25/2034 ~	13	13
3.656% due 04/25/2033 ~	6	6
CityLine Commercial Mortgage Trust
2.871% due 11/10/2031 ~	1,600	1,598
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,703
Countrywide Alternative Loan Trust
1.447% (US0001M + 0.210%) due 05/25/2035 ~	48	45
Countrywide Home Loan Mortgage Pass-Through Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	81	71
Credit Suisse First Boston Mortgage Securities Corp.
3.491% due 11/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-through Trust
3.014% due 07/25/2033 ~	8	8
DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	2,209
First Republic Mortgage Loan Trust
1.584% (US0001M + 0.350%) due 11/15/2031 ~	49	48
GS Mortgage Securities Trust
3.932% due 10/10/2035 ~	500	511
HarborView Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 03/19/2037 ~	49	46
1.677% (US0001M + 0.440%) due 05/19/2035 ~	42	39

3.628% due 07/19/2035 ^~	17	16
Hilton USA Trust
3.719% due 11/05/2038	900	938
Hudson’s Bay Simon JV Trust
5.629% due 08/05/2034 ~	500	490
Impac CMB Trust
4.621% due 09/25/2034	164	160
JPMorgan Chase Commercial Mortgage Securities Trust
2.798% due 10/05/2031	1,700	1,722
JPMorgan Mortgage Trust
3.520% due 07/25/2035 ~	123	127
Morgan Stanley Bank of America Merrill Lynch Trust
3.514% due 12/15/2049	1,800	1,879
Motel 6 Trust
2.154% due 08/15/2034 ~	1,200	1,204
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	60	55
Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032	6	6
Sequoia Mortgage Trust
1.586% (US0001M + 0.350%) due 07/20/2033 ~	57	54
Structured Adjustable Rate Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 05/25/2037 ~	105	96
Structured Asset Mortgage Investments Trust
1.897% (US0001M + 0.660%) due 09/19/2032 ~	50	49
2.077% (US0001M + 0.840%) due 10/19/2033 ~	30	28
VNDO Trust
3.805% due 01/10/2035	1,900	2,000
WaMu Mortgage Pass-Through Certificates Trust
1.889% (12MTA + 1.000%) due 08/25/2046 ~	228	216
2.207% (COF 11 + 1.500%) due 10/25/2046 ~	59	57
2.289% (12MTA + 1.400%) due 08/25/2042 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
2.693% due 05/25/2033 ~	5	5
3.225% due 02/25/2033 ~	2	2
3.319% due 02/25/2033 ~	1	1
Wells Fargo Commercial Mortgage Trust
2.933% due 11/15/2059	900	909

Total Non-Agency Mortgage-Backed Securities (Cost $16,952)		16,926

ASSET-BACKED SECURITIES 0.2%
Bear Stearns Asset-Backed Securities Trust
2.237% (US0001M + 1.000%) due 11/25/2042 ~	35	35
L.A. Arena Funding LLC
7.656% due 12/15/2026	24	25
Renaissance Home Equity Loan Trust
1.737% (US0001M + 0.500%) due 12/25/2033 ~	20	19
2.117% (US0001M + 0.880%) due 08/25/2033 ~	4	4
SLM Student Loan Trust
2.814% (US0003M + 1.500%) due 04/25/2023 ~	441	452
Specialty Underwriting & Residential Finance Trust
1.917% (US0001M + 0.680%) due 01/25/2034 ~	12	11
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045	135	135

Total Asset-Backed Securities (Cost $672)		681

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		494

Total Short-Term Instruments (Cost $494)		494

Total Investments in Securities (Cost $349,791)		345,133

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,655	105

Total Short-Term Instruments (Cost $105)		105

Total Investments in Affiliates (Cost $105)		105

Total Investments 112.3% (Cost $349,896)		$345,238
Financial Derivative Instruments (e)(f) (0.1)% (Cost or Premiums, net $200)		(171)
Other Assets and Liabilities, net (12.2)%		(37,549)

Net Assets 100.0%		$307,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(c)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$494	U.S. Treasury Notes 2.625% due 08/15/2020	$(506)	$494	$494

Total Repurchase Agreements						$(506)	$494	$494

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	1.200%	10/02/2017	10/04/2017	$(161,376)	$(161,366)
	1.250	10/02/2017	10/03/2017	(4,221)	(4,221)
	1.280	09/06/2017	11/06/2017	(984)	(983)
	1.280	09/07/2017	11/07/2017	(801)	(800)
	1.290	09/08/2017	10/20/2017	(4,386)	(4,383)
	1.290	09/13/2017	10/13/2017	(913)	(913)
	1.300	10/03/2017	10/04/2017	(12,614)	(12,613)
GSC	1.200	09/08/2017	10/12/2017	(776)	(775)
	1.270	08/24/2017	10/05/2017	(304)	(304)
	1.300	09/29/2017	10/02/2017	(1,991)	(1,991)
	1.370	10/02/2017	10/03/2017	(36,666)	(36,664)
TDM	1.190	08/08/2017	10/10/2017	(600)	(600)
	1.200	08/03/2017	11/03/2017	(6,680)	(6,673)
	1.210	08/17/2017	10/17/2017	(224)	(224)
	1.220	08/16/2017	10/16/2017	(1,120)	(1,120)
	1.230	08/18/2017	10/18/2017	(4,138)	(4,136)
	1.240	07/20/2017	10/20/2017	(8,668)	(8,662)
	1.250	07/11/2017	10/11/2017	(1,471)	(1,471)
	1.250	07/26/2017	10/26/2017	(4,640)	(4,636)
	1.270	07/13/2017	10/13/2017	(104)	(104)
UBS	1.220	08/07/2017	11/03/2017	(1,493)	(1,491)

Total Sale-Buyback Transactions					$(254,130)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.9)%
Fannie Mae, TBA	3.500%	10/01/2047	$5,700	$(5,882)	$(5,874)

Total Short Sales (1.9)%				$(5,882)	$(5,874)

(d)	Securities with an aggregate market value of $248,436 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(26,260) at a weighted average interest rate of 1.079%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(40) of deferred price drop.

(e)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note January Futures	$108.000	12/22/2017	5	$5	$0	$0
Put - CBOT U.S. Treasury 10-Year Note January Futures	109.000	12/22/2017	48	48	1	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	112.500	12/22/2017	43	43	0	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	113.000	12/22/2017	1	1	0	0

					$1	$0

Total Purchased Options					$1	$0

Futures Contracts:

Long Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2017	342	$42,857	$(450)	$0	$(80)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	61	10,073	(153)	25	0

				$(603)	$25	$(80)

Short Futures Contracts

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2017	191	$(22,443)	$154	$31	$0
U.S. Treasury 30-Year Bond December Futures	12/2017	25	(3,820)	61	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	50	(6,716)	4	9	0

				$219	$40	$(1)

Total Futures Contracts				$(384)	$65	$(81)

Swap Agreements:

Interest Rate Swaps

									Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2024	$2,400	$82	$6	$88	$4	$0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026	3,400	(128)	102	(26)	7	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/30/2026	2,500	(15)	158	143	5	0
Receive	3-Month USD-LIBOR	1.515	Semi-Annual	06/30/2026	4,400	(28)	274	246	9	0
Receive	3-Month USD-LIBOR	1.555	Semi-Annual	06/30/2026	4,300	(28)	255	227	8	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	8,510	(218)	543	325	16	0
Pay	3-Month USD-LIBOR	2.222	Semi-Annual	05/24/2027	6,600	(39)	36	(3)	0	(12)
Receive	3-Month USD-LIBOR	2.288	Semi-Annual	06/01/2027	2,200	0	(12)	(12)	4	0
Receive	3-Month USD-LIBOR	2.338	Semi-Annual	06/12/2027	10,200	(61)	(36)	(97)	19	0
Receive	3-Month USD-LIBOR	2.635	Semi-Annual	06/19/2027	4,000	(55)	(90)	(145)	8	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,600	244	(68)	176	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046	2,500	(183)	203	20	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047	2,800	508	(19)	489	0	(6)
Receive	3-Month USD-LIBOR	2.384	Semi-Annual	09/07/2047	2,100	0	84	84	0	(4)

						$79	$1,436	$1,515	$85	$(26)

Total Swap Agreements						$79	$1,436	$1,515	$85	$(26)

Cash of $2,629 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(f)	Financial Derivative Instruments: Over the Counter

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.500%	12/27/2017	$3,400	$12	$19
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	05/13/2019	800	69	51
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	02/07/2020	3,100	128	55
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.560	10/12/2017	5,600	25	0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.160	04/25/2018	61,200	47	10
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.450	03/14/2018	10,600	242	12
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	117,900	80	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.750	11/07/2019	1,100	99	78
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.513	09/27/2019	8,600	538	809
RYL	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/28/2017	44,000	25	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.608	04/04/2019	5,400	297	381

							$1,562	$1,415

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$26,700	$12	$12

Total Purchased Options						$1,574	$1,427

Written Options:

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	$2,400	$(21)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	05/13/2019	$3,700	$(68)	$(43)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	12/27/2017	3,400	(13)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	02/07/2020	7,700	(127)	(45)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.460	04/25/2018	61,200	(47)	(8)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500	11/07/2019	5,500	(99)	(86)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	09/27/2019	43,000	(537)	(868)
RYL	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.250	04/04/2019	27,000	(297)	(430)

							$(1,188)	$(1,486)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$26,700	$(12)	$(12)
MYC	Call - OTC 1-Year Interest Rate Floor	0.451	3-Month USD-LIBOR	09/21/2018	116,900	(126)	(134)

						$(138)	$(146)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FAR	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.367	10/05/2017	$21,400	$(56)	$(1)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.367	10/05/2017	21,400	(51)	(8)

					$(107)	$(9)

Total Written Options					$(1,454)	$(1,641)

(g)	Securities with an aggregate market value of $25 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,007	$0	$2,007
Utilities	0	1,219	0	1,219
U.S. Government Agencies	0	38,733	0	38,733
U.S. Treasury Obligations	0	285,073	0	285,073
Non-Agency Mortgage-Backed Securities	0	16,926	0	16,926
Asset-Backed Securities	0	681	0	681
Short-Term Instruments
Repurchase Agreements	0	494	0	494
	$0	$345,133	$0	$345,133

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$105	$0	$0	$105

Total Investments	$105	$345,133	$0	$345,238

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,874)	$0	$(5,874)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	65	85	0	150
Over the counter	12	1,415	0	1,427
	$77	$1,500	$0	$1,577

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(81)	(26)	0	(107)
Over the counter	(12)	(1,629)	0	(1,641)

	$(93)	$(1,655)	$0	$(1,748)

Total Financial Derivative Instruments	$(16)	$(155)	$0	$(171)

Totals	$89	$339,104	$0	$339,193

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 107.6%
CORPORATE BONDS & NOTES 39.7%
BANKING & FINANCE 33.2%
ABN AMRO Bank NV
1.800% due 06/04/2018		$4,300	$4,299
Ally Financial, Inc.
6.250% due 12/01/2017		2,000	2,014
American Tower Corp.
2.800% due 06/01/2020		9,900	10,055
AvalonBay Communities, Inc.
3.625% due 10/01/2020		3,000	3,122
Bank of America Corp.
5.650% due 05/01/2018		8,000	8,184
6.875% due 11/15/2018		2,700	2,846
Bank of Nova Scotia
1.875% due 04/26/2021		3,900	3,853
Barclays PLC
3.419% (US0003M + 2.110%) due 08/10/2021 ~		4,900	5,119
BRFkredit A/S
1.000% due 01/01/2018	DKK	17,400	2,777
1.000% due 04/01/2018		77,700	12,433
CIT Group, Inc.
3.875% due 02/19/2019		$600	613
Citigroup, Inc.
1.800% due 02/05/2018		2,500	2,501
2.007% (US0003M + 0.690%) due 04/27/2018 ~		18,200	18,248
2.191% (US0003M + 0.880%) due 07/30/2018 ~		12,000	12,065
2.713% (US0003M + 1.380%) due 03/30/2021 ~		4,300	4,408
Citizens Bank N.A.
2.300% due 12/03/2018		2,300	2,309
2.500% due 03/14/2019		2,500	2,521
Commonwealth Bank of Australia
1.750% due 11/02/2018		1,800	1,801
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~		5,800	6,095
Deutsche Bank AG
3.219% (US0003M + 1.910%) due 05/10/2019 ~		6,400	6,538
4.250% due 10/14/2021		2,000	2,097
Eksportfinans ASA
1.570% due 02/14/2018	JPY	500,000	4,465
Ford Motor Credit Co. LLC
2.220% (US0003M + 0.900%) due 06/15/2018 ~		$6,000	6,025
2.243% (US0003M + 0.930%) due 11/04/2019 ~		6,000	6,043
2.375% due 01/16/2018		5,224	5,235
2.884% (US0003M + 1.580%) due 01/08/2019 ~		5,600	5,681
5.750% due 02/01/2021		600	658
General Motors Financial Co., Inc.
2.234% (US0003M + 0.930%) due 04/13/2020 ~		3,800	3,821
2.664% (US0003M + 1.360%) due 04/10/2018 ~		4,600	4,625
2.864% (US0003M + 1.560%) due 01/15/2020 ~		3,900	3,979
3.200% due 07/13/2020		7,000	7,180
3.364% (US0003M + 2.060%) due 01/15/2019 ~		5,500	5,602
Goldman Sachs Group, Inc.
2.060% (US0003M + 0.730%) due 12/27/2020 ~		9,600	9,642
2.473% (US0003M + 1.160%) due 04/23/2020 ~		5,684	5,778
2.520% (US0003M + 1.200%) due 09/15/2020 ~		4,500	4,587
2.674% (US0003M + 1.360%) due 04/23/2021 ~		1,300	1,330
6.000% due 06/15/2020		2,000	2,197
7.500% due 02/15/2019		700	752
HSBC Bank PLC
1.955% (US0003M + 0.640%) due 05/15/2018 ~		500	502
HSBC USA, Inc.
1.919% (US0003M + 0.610%) due 11/13/2019 ~		12,900	12,959
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		7,000	7,003
ING Bank NV
2.050% due 08/17/2018		4,000	4,009
International Lease Finance Corp.
5.875% due 04/01/2019		1,500	1,580
6.250% due 05/15/2019		2,250	2,392
JPMorgan Chase & Co.
2.516% (US0003M + 1.205%) due 10/29/2020 ~		5,800	5,939
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,000	1,000

LeasePlan Corp. NV
2.500% due 05/16/2018		900	901
3.000% due 10/23/2017		1,200	1,201
Macquarie Bank Ltd.
2.431% (US0003M + 1.120%) due 07/29/2020 ~		8,900	9,050
Mitsubishi UFJ Financial Group, Inc.
3.196% (US0003M + 1.880%) due 03/01/2021 ~		1,300	1,353
Morgan Stanley
2.686% (US0003M + 1.375%) due 02/01/2019 ~		5,600	5,681
MUFG Americas Holdings Corp.
1.881% (US0003M + 0.570%) due 02/09/2018 ~		3,500	3,504
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	142,800	18,257
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	125,542	20,095
2.000% due 10/01/2017		58,300	9,260
Nykredit Realkredit A/S
1.000% due 01/01/2018		167,100	26,629
1.000% due 04/01/2018		319,800	51,172
1.000% due 07/01/2018		183,700	29,500
2.000% due 10/01/2017		44,500	7,068
2.000% due 04/01/2018		60,000	9,650
2.000% due 07/01/2018		15,100	2,443
Pacific Life Global Funding
4.059% (CPI YOY + 2.120%) due 06/02/2018 +~		$3,500	3,437
Piper Jaffray Cos.
5.060% due 10/09/2018		1,500	1,535
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	199,600	31,816
1.000% due 04/01/2018		474,200	75,891
2.000% due 01/01/2018		118,400	18,915
2.000% due 04/01/2018		135,800	21,836
Royal Bank of Scotland PLC
6.934% due 04/09/2018	EUR	2,735	3,347
Santander Holdings USA, Inc.
2.700% due 05/24/2019		$3,400	3,428
2.767% (US0003M + 1.450%) due 11/24/2017 ~		3,200	3,206
Skandinaviska Enskilda Banken AB
3.000% due 06/19/2019	SEK	89,000	11,511
Stadshypotek AB
2.500% due 09/18/2019		124,000	15,996
Sumitomo Mitsui Banking Corp.
1.884% (US0003M + 0.580%) due 01/16/2018 ~		$12,300	12,317
Sumitomo Mitsui Trust Bank Ltd.
1.764% (US0003M + 0.440%) due 09/19/2019 ~		6,000	6,005
Sveriges Sakerstallda Obligationer AB
4.000% due 09/18/2019	SEK	54,000	7,174
Swedbank Hypotek AB
3.750% due 06/19/2019		53,000	6,944
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~		$5,600	5,658
2.711% (US0003M + 1.400%) due 11/09/2017 ~		5,800	5,806
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		6,400	6,412
UBS Group Funding Switzerland AG
3.084% (US0003M + 1.780%) due 04/14/2021 ~		9,900	10,260
Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~		9,800	9,867
Wells Fargo & Co.
2.193% (US0003M + 0.880%) due 07/22/2020 ~		2,000	2,031
2.656% (US0003M + 1.340%) due 03/04/2021 ~		4,000	4,126

			690,164

INDUSTRIALS 4.7%
Adani Ports & Special Economic Zone Ltd.
3.500% due 07/29/2020		4,300	4,383
Allergan Funding SCS
2.390% (US0003M + 1.080%) due 03/12/2018 ~		1,700	1,706
Amazon.com, Inc.
1.900% due 08/21/2020		4,200	4,212
Anheuser-Busch InBev Worldwide, Inc.
6.500% due 07/15/2018		300	311
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		6,200	6,214
Becton Dickinson and Co.
2.675% due 12/15/2019		784	794
Boston Scientific Corp.
2.850% due 05/15/2020		2,800	2,848
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		1,000	1,001

Cardinal Health, Inc.
1.950% due 06/15/2018	1,000	1,002
Charter Communications Operating LLC
3.579% due 07/23/2020	3,700	3,800
4.464% due 07/23/2022	600	634
D.R. Horton, Inc.
3.750% due 03/01/2019	1,900	1,936
Daimler Finance North America LLC
1.736% (US0003M + 0.420%) due 03/02/2018 ~	2,700	2,703
2.000% due 08/03/2018	6,000	6,017
2.375% due 08/01/2018	900	905
Dell International LLC
3.480% due 06/01/2019	2,700	2,753
Dominion Energy Gas Holdings LLC
2.500% due 12/15/2019	2,300	2,319
Energy Transfer LP
6.700% due 07/01/2018	2,800	2,897
Georgia-Pacific LLC
5.400% due 11/01/2020	6,800	7,458
Humana, Inc.
7.200% due 06/15/2018	1,200	1,245
Imperial Brands Finance PLC
2.050% due 02/11/2018	1,250	1,251
Kinder Morgan, Inc.
2.000% due 12/01/2017	1,500	1,501
7.250% due 06/01/2018	400	414
KLA-Tencor Corp.
2.375% due 11/01/2017	500	500
Kraft Heinz Foods Co.
2.000% due 07/02/2018	1,000	1,002
Local Initiatives Support Corp.
3.005% due 03/01/2022	1,300	1,297
MGM Resorts International
8.625% due 02/01/2019	1,000	1,082
Newell Brands, Inc.
2.600% due 03/29/2019	245	247
Nissan Motor Acceptance Corp.
1.800% due 03/15/2018	200	200
2.350% due 03/04/2019	200	201
Oracle Corp.
1.900% due 09/15/2021	9,900	9,831
Pioneer Natural Resources Co.
6.875% due 05/01/2018	300	309
QUALCOMM, Inc.
3.000% due 05/20/2022	4,600	4,734
Reynolds American, Inc.
2.300% due 06/12/2018	1,000	1,005
Time Warner Cable LLC
6.750% due 07/01/2018	1,900	1,968
8.750% due 02/14/2019	1,100	1,195
UnitedHealth Group, Inc.
1.900% due 07/16/2018	1,500	1,504
Volkswagen Group of America Finance LLC
1.756% (US0003M + 0.440%) due 11/20/2017 ~	7,500	7,503
1.785% (US0003M + 0.470%) due 05/22/2018 ~	1,900	1,901
2.450% due 11/20/2019	4,200	4,233
WestRock RKT Co.
4.450% due 03/01/2019	400	413
Whirlpool Corp.
1.650% due 11/01/2017	1,100	1,100

		98,529

UTILITIES 1.8%
AT&T, Inc.
2.254% (US0003M + 0.950%) due 07/15/2021 ~	1,600	1,621
2.263% (US0003M + 0.930%) due 06/30/2020 ~	7,300	7,402
3.000% due 06/30/2022	500	505
Consumers Energy Co.
6.700% due 09/15/2019	200	218
DTE Energy Co.
2.400% due 12/01/2019	3,700	3,722
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,500	1,517
Plains All American Pipeline LP
8.750% due 05/01/2019	700	765
Verizon Communications, Inc.
2.946% due 03/15/2022	4,759	4,844
3.376% due 02/15/2025	15,606	15,712

		36,306

Total Corporate Bonds & Notes (Cost $790,326)		824,999

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011
2.399% (US0003M + 1.100%) due 04/01/2040 ~	260	264

Total Municipal Bonds & Notes (Cost $265)		264

U.S. GOVERNMENT AGENCIES 29.4%
Fannie Mae
1.000% due 01/25/2043	224	208
1.297% (LIBOR01M + 0.060%) due 12/25/2036 - 07/25/2037 ~	335	328
1.584% (US0001M + 0.350%) due 09/25/2042 ~	256	255
1.587% (US0001M + 0.350%) due 03/25/2044 ~	51	51
1.737% (LIBOR01M + 0.500%) due 12/25/2022 ~	21	21
2.030% (12MTA + 1.200%) due 07/01/2042 - 06/01/2043 ~	233	237
2.037% (LIBOR01M + 0.800%) due 04/25/2023 ~	30	30
2.080% (12MTA + 1.250%) due 09/01/2041 ~	155	157
2.087% (LIBOR01M + 0.850%) due 02/25/2023 ~	1	1
2.134% (LIBOR01M + 0.900%) due 06/17/2027 ~	24	24
2.137% (LIBOR01M + 0.900%) due 05/25/2022 ~	2	2
2.230% (12MTA + 1.400%) due 09/01/2040 ~	1	1
2.694% (12MTA + 1.838%) due 11/01/2035 ~	33	34
3.120% (US0012M + 1.525%) due 09/01/2035 ~	178	186
3.249% (US0012M + 1.636%) due 07/01/2035 ~	36	38
3.422% (US0012M + 1.732%) due 05/01/2038 ~	3,247	3,433
4.000% due 11/01/2044 - 08/01/2045	128	135
4.304% (COF 11 + 1.926%) due 12/01/2036 ~	10	11
4.500% due 03/01/2018 - 08/01/2046	11,742	12,542
4.768% (COF 11 + 1.737%) due 09/01/2034 ~	5	6
5.000% due 05/01/2027 - 04/25/2033	171	187
5.500% due 12/01/2027 - 12/01/2028	539	595
6.000% due 02/01/2033 - 01/01/2039	1,892	2,155
6.500% due 04/01/2036	92	101
6.500% due 12/25/2042 ~	6	7
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	150,000	150,225
3.500% due 10/01/2047 - 12/01/2047	149,000	153,407
4.000% due 10/01/2047 - 11/01/2047	132,400	139,312
4.500% due 10/01/2047	92,000	98,731
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	702	703
Federal Housing Administration
7.430% due 10/01/2020	1	1
Freddie Mac
1.277% (LIBOR01M + 0.040%) due 12/25/2036 ~	341	340
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	107	105
1.632% (LIBOR01M + 0.400%) due 12/15/2042 ~	10,125	10,113
2.000% due 11/15/2026	5,624	5,633
2.030% (12MTA + 1.200%) due 02/25/2045 ~	207	209
3.444% (US0012M + 1.771%) due 09/01/2035 ~	238	251
3.497% (US0012M + 1.717%) due 07/01/2035 ~	51	53
5.000% due 05/01/2024 - 12/01/2041	465	509
5.500% due 12/01/2022 - 08/15/2030	1	1
6.500% due 07/25/2043	47	55
7.705% (LIBOR01M + 9.680%) due 08/15/2044 ~	4,085	4,608
Ginnie Mae
1.541% due 02/20/2041 ~	190	191
1.684% (US0001M + 0.460%) due 06/20/2065 ~	3,556	3,547
1.751% (US0001M + 0.520%) due 10/20/2065 ~	9,672	9,670
1.771% (US0001M + 0.540%) due 07/20/2063 ~	3,780	3,781
2.530% (LIBOR12M + 0.800%) due 07/20/2067 ~	7,819	8,095

Total U.S. Government Agencies (Cost $610,217)		610,285

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Adjustable Rate Mortgage Trust
3.583% due 09/25/2035 ~	600	561
American Home Mortgage Investment Trust
3.229% (US0012M + 1.500%) due 10/25/2034 ~	93	94
3.453% (US0006M + 2.000%) due 02/25/2045 ~	99	101
Banc of America Funding Trust
1.517% (US0001M + 0.280%) due 07/25/2037 ~	836	781
3.597% due 01/20/2047 ^~	310	295
Banc of America Mortgage Trust
3.769% due 07/25/2034 ~	391	400

3.816% due 08/25/2034 ~		1,184	1,177
3.915% due 05/25/2033 ~		189	193
6.500% due 10/25/2031		4	4
BCAP LLC Trust
1.447% (US0001M + 0.225%) due 01/26/2036 ~		4,830	4,724
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~		655	654
3.092% due 04/25/2033 ~		3	3
3.452% due 01/25/2035 ~		2,278	2,259
3.551% due 02/25/2033 ~		1	1
3.560% due 01/25/2034 ~		14	15
3.636% (US0012M + 1.950%) due 03/25/2035 ~		807	817
3.673% due 01/25/2035 ~		103	102
3.743% due 07/25/2034 ~		200	196
Bear Stearns ALT-A Trust
1.397% (US0001M + 0.160%) due 02/25/2034 ~		323	302
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		722	642
3.435% due 12/26/2046 +~		426	375
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.517% (US0001M + 0.280%) due 01/25/2035 ~		55	51
Citigroup Commercial Mortgage Trust
6.427% due 12/10/2049 ~		59	59
Citigroup Global Markets Mortgage Securities, Inc.
7.000% due 12/25/2018		2	2
Citigroup Mortgage Loan Trust, Inc.
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		91	92
3.450% due 08/25/2035 ^~		366	282
Countrywide Alternative Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2047 ~		366	354
6.000% due 10/25/2033		9	10
Countrywide Home Loan Mortgage Pass-Through Trust
3.165% due 11/25/2034 ~		412	411
3.306% (US0012M + 1.750%) due 02/20/2036 ^~		339	311
3.346% due 11/20/2034 ~		776	784
3.358% due 02/20/2035 ~		440	445
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~		1	1
Credit Suisse Mortgage Capital Certificates
3.415% due 09/26/2047 ~		278	281
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
3.368% due 06/26/2035 ~		21	21
Eurosail PLC
0.044% (EUR003M + 0.160%) due 12/10/2044 ~	EUR	114	134
1.002% (BP0003M + 0.700%) due 09/13/2045 ~	GBP	403	538
1.252% (BP0003M + 0.950%) due 06/13/2045 ~		8,892	11,946
First Horizon Alternative Mortgage Securities Trust
3.133% due 09/25/2034 ~		$747	740
First Horizon Mortgage Pass-Through Trust
3.125% due 02/25/2035 ~		1,463	1,464
3.294% due 08/25/2035 ~		170	148
GE Commercial Mortgage Corp. Trust
5.483% due 12/10/2049 ~		728	727
GMAC Mortgage Corp. Loan Trust
3.577% due 11/19/2035 ~		122	117
Great Hall Mortgages PLC
1.451% (US0003M + 0.130%) due 06/18/2039 ~		1,672	1,634
GS Mortgage Securities Corp. Trust
3.980% due 02/10/2029		5,000	5,194
GS Mortgage Securities Trust
2.304% due 11/10/2045 ~(a)		2,243	187
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		426	436
3.814% due 09/25/2034 ~		97	100
HarborView Mortgage Loan Trust
1.677% (US0001M + 0.440%) due 05/19/2035 ~		93	88
3.573% due 07/19/2035 ~		433	386
Impac CMB Trust
2.237% (US0001M + 1.000%) due 07/25/2033 ~		109	106
JPMorgan Chase Commercial Mortgage Securities Trust
1.967% due 10/15/2045 ~(a)		16,978	1,169
JPMorgan Mortgage Trust
5.750% due 01/25/2036 ^		19	17
Juno Eclipse Ltd.
0.000% (EUR003M + 0.180%) due 11/20/2022 ~	EUR	763	894
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		$118	111
1.897% (US0001M + 0.660%) due 09/25/2029 ~		682	682
2.237% (US0001M + 1.000%) due 10/25/2035 ~		75	72
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
1.517% (US0001M + 0.280%) due 12/25/2035 ~		512	499
PHHMC Trust
5.603% due 07/18/2035 ~		436	438

Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~	6	6
Residential Funding Mortgage Securities, Inc. Trust
3.780% due 09/25/2035 ^~	757	632
RFTI Issuer Ltd.
2.984% (LIBOR01M + 1.750%) due 08/15/2030 ~	5,390	5,389
Structured Adjustable Rate Mortgage Loan Trust
2.344% (12MTA + 1.400%) due 01/25/2035 ~	230	217
3.452% due 02/25/2034 ~	213	215
3.472% due 08/25/2034 ~	276	277
3.487% due 08/25/2035 ~	185	185
Structured Asset Mortgage Investments Trust
1.517% (US0001M + 0.280%) due 02/25/2036 ^~	133	127
1.897% (US0001M + 0.660%) due 09/19/2032 ~	2	2
WaMu Mortgage Pass-Through Certificates Trust
1.507% (US0001M + 0.270%) due 12/25/2045 ~	112	109
1.619% (12MTA + 0.730%) due 01/25/2047 ~	258	251
1.917% (US0001M + 0.680%) due 01/25/2045 ~	683	682
2.089% (12MTA + 1.200%) due 11/25/2042 ~	44	42
2.289% (12MTA + 1.400%) due 06/25/2042 ~	23	22
2.289% (12MTA + 1.400%) due 08/25/2042 ~	98	95
Wells Fargo Commercial Mortgage Trust
1.958% due 10/15/2045 ~(a)	3,833	281
Wells Fargo Mortgage-Backed Securities Trust
3.035% due 12/25/2034 ~	211	214
3.127% due 01/25/2035 ~	241	246
3.146% due 03/25/2035 ~	157	160
3.177% due 03/25/2036 ~	220	222
3.403% due 09/25/2034 ~	3,442	3,523

Total Non-Agency Mortgage-Backed Securities (Cost $58,773)		57,524

ASSET-BACKED SECURITIES 8.0%
ACE Securities Corp. Home Equity Loan Trust
1.297% (US0001M + 0.060%) due 10/25/2036 ~	70	39
2.137% (US0001M + 0.900%) due 12/25/2034 ~	1,453	1,390
Ally Auto Receivables Trust
1.490% due 11/15/2019	6,500	6,500
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.737% (US0001M + 0.500%) due 09/25/2035 ~	7,100	7,135
Amortizing Residential Collateral Trust
1.817% (US0001M + 0.580%) due 07/25/2032 ~	12	12
Asset-Backed Funding Certificates Trust
1.912% (US0001M + 0.675%) due 06/25/2035 ~	6,482	6,517
Asset-Backed Securities Corp. Home Equity Loan Trust
2.884% (US0001M + 1.650%) due 03/15/2032 ~	91	91
Babson CLO Ltd.
2.454% (US0003M + 1.150%) due 10/17/2026 ~	4,000	4,019
Bear Stearns Asset-Backed Securities Trust
2.237% (US0001M + 1.000%) due 10/25/2037 ~	1,588	1,600
Black Diamond CLO Ltd.
2.354% (US0003M + 1.050%) due 02/06/2026 ~	5,100	5,101
CIFC Funding Ltd.
2.333% (US0003M + 1.020%) due 10/24/2025 ~	4,000	4,008
2.668% (US0003M + 1.350%) due 12/05/2024 ~	3,115	3,123
Citigroup Mortgage Loan Trust, Inc.
1.957% (US0001M + 0.720%) due 09/25/2035 ^~	3,189	3,210
Countrywide Asset-Backed Certificates
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~	26	21
1.937% (US0001M + 0.700%) due 12/25/2033 ~	1,352	1,310
2.037% (US0001M + 0.800%) due 03/25/2033 ~	876	866
Credit Suisse First Boston Mortgage Securities Corp.
1.857% (US0001M + 0.620%) due 01/25/2032 ~	7	6
Edsouth Indenture LLC
2.387% (US0001M + 1.150%) due 09/25/2040 ~	1,142	1,137
Equity One Mortgage Pass-Through Trust
1.797% (LIBOR01M + 0.560%) due 11/25/2032 ~	2	1
First Franklin Mortgage Loan Trust
1.957% (US0001M + 0.720%) due 05/25/2035 ~	175	176
Ford Credit Auto Lease Trust
1.374% (US0001M + 0.140%) due 11/15/2019 ~	3,900	3,902
1.560% due 11/15/2019	2,600	2,600
Fortress Credit Investments Ltd.
2.554% (US0003M + 1.250%) due 07/17/2023 ~	1,264	1,264
GE-WMC Mortgage Securities Trust
1.277% (US0001M + 0.040%) due 08/25/2036 ~	10	6
GM Financial Automobile Leasing Trust
1.736% (US0001M + 0.500%) due 10/22/2018 ~	5,388	5,394
GM Financial Consumer Automobile
1.510% due 03/16/2020	5,600	5,599
GSAMP Trust
1.627% (US0001M + 0.390%) due 01/25/2036 ~	1,067	1,056

ICG U.S. CLO Ltd.
2.494% (US0003M + 1.190%) due 10/15/2026 ~		3,700	3,713
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~		4,900	4,923
JPMorgan Mortgage Acquisition Corp.
1.417% (US0001M + 0.180%) due 02/25/2036 ~		476	476
1.467% (US0001M + 0.230%) due 05/25/2035 ~		5,051	5,052
Lime Street CLO Ltd.
1.565% (US0003M + 0.240%) due 06/20/2021 ~		1,546	1,545
Madison Park Funding Ltd.
1.540% (US0003M + 0.223%) due 02/26/2021 ~		205	205
Malin CLO BV
0.000% (EUR003M + 0.195%) due 05/07/2023 ~	EUR	1,179	1,394
0.108% (EUR003M + 0.270%) due 05/07/2023 ~		2,000	2,353
Massachusetts Educational Financing Authority
2.264% (US0003M + 0.950%) due 04/25/2038 ~		$360	362
Motor PLC
1.837% (US0001M + 0.600%) due 06/25/2022 ~		1,066	1,067
Navient Private Education Loan Trust
2.434% (US0001M + 1.200%) due 12/15/2028 ~		1,962	1,992
NYMT Residential
4.000% due 03/25/2021		1,252	1,260
Octagon Investment Partners Ltd.
2.314% (US0003M + 1.000%) due 10/25/2025 ~		3,400	3,406
2.404% (US0003M + 1.100%) due 04/15/2026 ~		4,000	4,006
3.223% (US0003M) due 10/25/2025 ~		2,800	2,800
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~		4,900	4,926
Panhandle-Plains Higher Education Authority, Inc.
2.429% (US0003M + 1.130%) due 10/01/2035 ~		995	993
Prestige Auto Receivables Trust
1.460% due 07/15/2020		4,222	4,215
RAAC Trust
1.717% (US0001M + 0.480%) due 03/25/2037 ~		375	376
Renaissance Home Equity Loan Trust
1.737% (US0001M + 0.500%) due 12/25/2033 ~		2,942	2,901
Residential Asset Securities Corp. Trust
2.122% (US0001M + 0.885%) due 01/25/2034 ~		3,424	3,419
Santander Drive Auto Receivables Trust
1.490% due 02/18/2020		4,109	4,107
SLC Student Loan Trust
1.420% (US0003M + 0.100%) due 09/15/2026 ~		3,568	3,558
1.430% (US0003M + 0.110%) due 03/15/2027 ~		5,707	5,692
SLM Private Credit Student Loan Trust
1.510% (US0003M + 0.190%) due 12/15/2023 ~		95	95
SLM Student Loan Trust
1.404% (US0003M + 0.090%) due 10/25/2024 ~		2,485	2,483
1.814% (US0003M + 0.500%) due 04/25/2024 ~		5,043	5,059
2.814% (US0003M + 1.500%) due 04/25/2023 ~		381	391
SoFi Consumer Loan Program LLC
3.050% due 12/26/2025		3,750	3,788
South Carolina Student Loan Corp.
2.066% (US0003M + 0.750%) due 03/02/2020 ~		279	279
Specialty Underwriting & Residential Finance Trust
1.627% (US0001M + 0.390%) due 12/25/2036 ~		4,800	4,760
Structured Asset Investment Loan Trust
1.942% (US0001M + 0.705%) due 03/25/2034 ~		544	540
2.212% (US0001M + 0.975%) due 10/25/2033 ~		392	392
Tralee CLO Ltd.
2.757% (US0003M + 1.450%) due 07/20/2026 ~		5,000	5,051
VOLT LLC
3.375% due 04/25/2047		2,474	2,494
4.375% due 11/27/2045		1,654	1,663
Wells Fargo Home Equity Asset-Backed Securities Trust
1.497% (US0001M + 0.260%) due 05/25/2036 ~		1,079	1,077
Westlake Automobile Receivables Trust
1.780% due 04/15/2020		4,400	4,403
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~		3,116	3,128

Total Asset-Backed Securities (Cost $160,671)			166,427

SOVEREIGN ISSUES 5.4%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	2,700	3,244
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	125,100	38,815
0.000% due 04/01/2018 (d)		173,300	52,908
0.000% due 07/01/2018 (d)		31,800	9,548

Japan Finance Organization for Municipalities
2.000% due 09/08/2020	$8,400	8,349

Total Sovereign Issues (Cost $110,778)		112,864

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. +(b)	4,000	0

Total Common Stocks (Cost $0)		0

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.3%
CERTIFICATES OF DEPOSIT 1.7%
Barclays Bank PLC
1.781% due 03/16/2018	$15,300	15,315
1.827% due 05/17/2018	9,700	9,704
2.066% due 12/06/2017	9,900	9,915

		34,934

COMMERCIAL PAPER 10.3%
AutoNation, Inc.
1.800% due 10/04/2017	3,400	3,399
Bell Canada
1.450% due 11/14/2017	6,100	6,089
Boston Scientific Corp.
1.600% due 10/17/2017	10,800	10,792
Caisse d’Amortissement de la Dette Sociale
1.230% due 10/23/2017	6,200	6,195
Deutsche Telekom AG
1.490% due 10/23/2017	7,900	7,892
1.500% due 11/02/2017	3,200	3,195
1.500% due 11/09/2017	4,700	4,692
1.630% due 01/30/2018	12,300	12,230
Dominion Resources
1.430% due 11/14/2017	8,000	7,986
Energy Transfer Partners
2.200% due 10/16/2017	6,300	6,295
ENI Finance USA, Inc.
1.460% due 10/06/2017	12,200	12,197
1.980% due 05/07/2018	7,900	7,819
Entergy Corp.
1.600% due 11/29/2017	4,100	4,088
1.650% due 11/14/2017	9,000	8,981
1.650% due 11/15/2017	3,000	2,993
1.650% due 11/17/2017	2,600	2,594
Exelon Generation Co. LLC
1.450% due 11/03/2017	6,200	6,192
Kansas City Southern
1.560% due 10/02/2017	10,000	9,998
1.600% due 10/04/2017	10,000	9,997
Marriott International
1.510% due 10/18/2017	8,300	8,294
NiSource Finance Corp.
1.440% due 10/04/2017	12,500	12,498
ONEOK, Inc.
1.900% due 10/30/2017	5,200	5,193
Plains All American Pipeline LP
2.450% due 10/12/2017	6,400	6,397
Spectra Energy Partners LP
1.450% due 10/05/2017	9,700	9,698
TransCanada American, Inc.
1.550% due 12/11/2017	4,800	4,786
UDR, Inc.
1.420% due 10/02/2017	11,100	11,099
Viacom, Inc.
1.780% due 11/02/2017	6,200	6,192
WPP CP Finance PLC
1.650% due 10/25/2017	7,400	7,392
1.650% due 01/12/2018	4,500	4,480
1.700% due 02/13/2018	3,600	3,578

		213,231

REPURCHASE AGREEMENTS (f) 0.1%			2,450

SHORT-TERM NOTES 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017		1,967	1,967
3.041% (US0003M + 1.740%) due 10/05/2017 ~		4,100	4,100

			6,067

ARGENTINA TREASURY BILLS 0.3%
3.350% due 04/27/2018 (d)(e)		5,600	5,508

JAPAN TREASURY BILLS 6.4%
(0.123)% due 11/13/2017 - 12/18/2017 (c)(d)	JPY	14,940,000	132,796

MEXICO TREASURY BILLS 1.1%
6.968% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	420,400	22,676

U.S. TREASURY BILLS 2.1%
1.042% due 12/07/2017 - 01/04/2018 (c)(d)(i)		$44,434	44,336

Total Short-Term Instruments (Cost $463,244)			461,998

Total Investments in Securities (Cost $2,194,274)			2,234,361

	SHARES
INVESTMENTS IN AFFILIATES 19.8%
SHORT-TERM INSTRUMENTS 19.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 19.8%
PIMCO Short-Term Floating NAV Portfolio III		26,470,312	261,659
PIMCO Short-Term Floating NAV Portfolio IV		14,969,514	149,935

Total Short-Term Instruments (Cost $411,417)			411,594

Total Investments in Affiliates (Cost $411,417)			411,594

Total Investments 127.4% (Cost $2,605,691)			$2,645,955
Financial Derivative Instruments (g)(h) (1.5)% (Cost or Premiums, net $(1,186))			(30,756)
Other Assets and Liabilities, net (25.9)%			(538,413)

Net Assets 100.0%			$2,076,786

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$2,450	U.S. Treasury Notes 2.625% due 08/15/2020	$(2,504)	$2,450	$2,450

Total Repurchase Agreements						$(2,504)	$2,450	$2,450

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Fannie Mae, TBA	5.000%	10/01/2047	$100	$(109)	$(109)
Fannie Mae, TBA	6.000	10/01/2047	3,000	(3,379)	(3,378)
Freddie Mac, TBA	5.000	10/01/2047	500	(544)	(544)

Total Short Sales (0.2)%				$(4,032)	$(4,031)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2017 was $(974) at a weighted average interest rate of 1.236%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.250	03/19/2018	976	$2,440	$83	$55

Total Purchased Options					$83	$55

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar March Futures	$98.750	03/19/2018	976	$2,440	$(105)	$(18)

Total Written Options					$(105	$(18)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	528		$129,287	$(162)	$0	$(53)
90-Day Eurodollar June Futures	06/2018	10		2,458	1	0	0
90-Day Eurodollar June Futures	06/2019	252		61,768	(85)	0	(25)
90-Day Eurodollar March Futures	03/2018	550		135,314	(86)	0	(7)
90-Day Eurodollar September Futures	09/2018	240		58,932	(80)	0	(15)
90-Day Eurodollar September Futures	09/2019	835		204,585	433	0	(84)
Euro-Bund 10-Year Bond December Futures	12/2017	578	EUR	109,992	(438)	145	(129)
U.S. Treasury 2-Year Note December Futures	12/2017	2,344		$505,608	(1,375)	0	(293)

					$(1,792)	$145	$(606)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	67		$(16,502)	$(9)	$0	$0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	638	EUR	(116,984)	705	90	(181)
U.S. Treasury 5-Year Note December Futures	12/2017	101		$(11,868)	88	17	0
U.S. Treasury 30-Year Bond December Futures	12/2017	37		(5,654)	57	0	(1)

					$841	$107	$(182)

Total Futures Contracts					$(951)	$252	$(788)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.783%		$1,000	$(11)	$24	$13	$0	$(2)
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.118		1,700	21	1	22	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148	EUR	3,200	24	(15)	9	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2018	0.187		1,700	18	3	21	0	0

							$52	$13	$65	$0	$(2)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(4)	6-Month GBP-LIBOR	1.500%	Semi-Annual	03/21/2028	GBP	30,800	$(990)	$878	$(112)	$0	$(104)

Total Swap Agreements							$(938)	$891	$(47)	$0	$(106)

Cash of $13,200 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017	BRL	59,856		$19,123	$224	$0
	10/2017		$18,894	BRL	59,856	5	0
	10/2017		101	ILS	356	0	(1)
	11/2017	EUR	51,041		$61,075	612	0
	11/2017	SEK	504,390		62,159	86	0
	11/2017		$19,047	BRL	59,856	0	(230)
	11/2017		39,270	EUR	33,252	121	0
	11/2017		40,202	JPY	4,514,300	0	(7)
	01/2018	DKK	169,094		$24,737	0	(2,268)
	04/2018		345,161		50,578	0	(4,867)
	07/2018		111,105		17,180	0	(770)
BPS	10/2017	BRL	14,900		4,651	0	(54)
	10/2017		$4,703	BRL	14,900	1	0
	11/2017	GBP	6,969		$9,013	0	(338)
	11/2017	JPY	210,000		1,922	51	0
	11/2017		$11,013	EUR	9,333	43	0
	11/2017		1,653	SEK	13,105	0	(41)
	01/2018	DKK	121,035		$17,653	0	(1,677)
	01/2018		$103	DKK	674	5	0
	03/2018	MXN	138,400		$6,618	0	(809)
	04/2018	BRL	77,100		20,421	0	(3,372)
	04/2018	DKK	209,863		30,918	0	(2,794)
	07/2018		93,010		14,029	0	(998)
BRC	12/2017		$124	MYR	520	0	(1)
CBK	10/2017		15,575	DKK	106,912	1,405	0
	11/2017	JPY	1,070,000		$9,780	250	0
	12/2017		$225	INR	14,797	0	0
	01/2018	DKK	90,022		$13,313	0	(1,064)
	07/2018		$489	DKK	3,176	24	0
DUB	10/2017	BRL	59,856		$18,894	0	(5)
	10/2017		$18,868	BRL	59,856	31	0
FBF	12/2017		1,975	KRW	2,263,745	3	0
GLM	10/2017	DKK	104,708		$15,207	0	(1,423)
	10/2017		$24,717	GBP	19,102	880	0
	11/2017	GBP	1,489		$1,940	0	(57)
	11/2017		$10,084	JPY	1,101,800	0	(274)
	12/2017	JPY	4,480,000		$40,732	772	0
	12/2017	KRW	52,312,680		46,701	991	0
	04/2018	DKK	68,882		10,070	0	(995)
	04/2018		$709	DKK	4,631	35	0
HUS	10/2017	DKK	64,974		$9,950	0	(369)
	01/2018	BRL	36,700		10,803	0	(644)
	04/2018		80,800		23,795	0	(1,140)
	04/2018	DKK	39,462		5,875	0	(464)
JPM	10/2017	BRL	40,500		11,944	0	(844)
	10/2017		$12,512	BRL	40,500	378	(102)
	11/2017	EUR	17,076		$20,517	289	0
	11/2017	GBP	21,025		27,434	0	(777)
	11/2017	JPY	8,418,300		77,321	2,363	0
	11/2017		$14,477	EUR	12,100	0	(144)
	11/2017		11,063	JPY	1,209,500	0	(293)
	01/2018	BRL	83,500		$24,344	0	(1,701)
	01/2018	DKK	129,232		18,903	0	(1,736)
	04/2018	BRL	15,400		4,854	101	0
	04/2018	DKK	168,500		25,873	67	(1,260)
	07/2018	BRL	31,800		9,289	0	(418)
MSB	11/2017	JPY	8,110,000		74,086	1,879	0
	12/2017	THB	10,231		309	2	0
	12/2017		$1,976	KRW	2,262,915	1	0
NGF	11/2017	MXN	282,000		$13,677	0	(1,664)
	01/2018	BRL	68,200		20,095	0	(1,177)
SCX	10/2017		$41,708	JPY	4,519,100	0	(1,548)
	11/2017		25,600	GBP	19,102	22	0
	12/2017	SGD	45,941		$33,632	0	(260)
	04/2018	DKK	279,881		41,759	0	(3,200)
SOG	12/2017	TWD	1,366,264		45,557	459	0
TOR	10/2017	DKK	9,860		1,521	0	(45)
	04/2018		99,990		14,622	0	(1,440)
UAG	10/2017		40,030		6,110	0	(248)
	11/2017		$2,938	EUR	2,486	7	0

Total Forward Foreign Currency Contracts						$11,107	$(41,519)

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC EUR versus USD		$1.177	10/03/2017	EUR	11,400	$(61)	$(13)
	Put - OTC EUR versus USD		1.178	10/03/2017		11,400	(59)	(14)
FBF	Call - OTC USD versus BRL	BRL	3.550	10/02/2017		$7,300	(110)	0

							$(230)	$(27)

Total Written Options							$(230)	$(27)

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Mexico Government International Bond	1.000%	Quarterly	03/20/2018	0.209%	$4,300	$(7)	$25	$18	$0
JPM	PSEG Power LLC	1.000	Quarterly	12/20/2018	0.332	1,700	11	3	14	0

							$4	$28	$32	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CDX.IG-9 10-Year Index 30-100%	0.548%	Quarterly	12/20/2017	$193	$0	$0	$0	$0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	386	0	1	1	0

						$0	$1	$1	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	0.000%	Maturity	06/02/2018	$116,900	$0	$151	$151	$0
	Pay	CPURNSA	0.000	Maturity	06/07/2018	35,900	0	54	54	0
MYC	Pay	CPURNSA	0.000	Maturity	06/03/2018	42,800	0	50	50	0

							$0	$255	$255	$0

Total Swap Agreements							$4	$284	$288	$0

(i)	Securities with an aggregate market value of $32,083 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$686,727	$3,437	$690,164
Industrials	0	98,529	0	98,529
Utilities	0	36,306	0	36,306
Municipal Bonds & Notes
Texas	0	264	0	264
U.S. Government Agencies	0	610,285	0	610,285
Non-Agency Mortgage-Backed Securities	0	57,149	375	57,524
Asset-Backed Securities	0	166,427	0	166,427
Sovereign Issues	0	112,864	0	112,864
Short-Term Instruments
Certificates of Deposit	0	34,934	0	34,934
Commercial Paper	6,192	207,039	0	213,231
Repurchase Agreements	0	2,450	0	2,450
Short-Term Notes	0	6,067	0	6,067
Argentina Treasury Bills	0	5,508	0	5,508
Japan Treasury Bills	0	132,796	0	132,796
Mexico Treasury Bills	0	22,676	0	22,676
U.S. Treasury Bills	0	44,336	0	44,336
	$6,192	$2,224,357	$3,812	$2,234,361

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$411,594	$0	$0	$411,594

Total Investments	$417,786	$2,224,357	$3,812	$2,645,955

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,031)	$0	$(4,031)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	307	0	0	307
Over the counter	0	11,395	0	11,395
	$307	$11,395	$0	$11,702

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(806)	(106)	0	(912)
Over the counter	0	(41,546)	0	(41,546)

	$(806)	$(41,652)	$0	$(42,458)

Total Financial Derivative Instruments	$(499)	$(30,257)	$0	$(30,756)

Totals	$417,287	$2,190,069	$3,812	$2,611,168

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Hilton Worldwide Finance LLC
3.237% (LIBOR03M + 2.000%) due 10/25/2023 ~		$97	$97
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		1,100	1,081

Total Loan Participations and Assignments (Cost $1,160)			1,178

CORPORATE BONDS & NOTES 8.6%
BANKING & FINANCE 5.8%
AerCap Ireland Capital DAC
3.750% due 05/15/2019		400	409
4.625% due 10/30/2020		100	106
Akelius Residential Property AB
3.375% due 09/23/2020	EUR	100	129
Ally Financial, Inc.
3.750% due 11/18/2019		$200	205
6.250% due 12/01/2017		12,900	12,990
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		1,900	1,905
American Tower Corp.
2.800% due 06/01/2020		200	203
Bank of America N.A.
1.750% due 06/05/2018		24,780	24,809
BBVA Bancomer S.A.
6.500% due 03/10/2021		600	664
Bear Stearns Cos. LLC
7.250% due 02/01/2018		5,500	5,603
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 09/15/2022		2,600	2,701
Deutsche Bank AG
4.250% due 10/14/2021		10,600	11,116
Dexia Credit Local S.A.
2.375% due 09/20/2022		4,000	3,991
Ford Motor Credit Co. LLC
2.943% due 01/08/2019		100	101
General Motors Financial Co., Inc.
2.350% due 10/04/2019		200	201
2.569% (US0003M + 1.270%) due 10/04/2019 ~		100	102
3.100% due 01/15/2019		200	203
Goldman Sachs Group, Inc.
2.520% (US0003M + 1.200%) due 09/15/2020 ~		9,900	10,092
ING Bank NV
2.625% due 12/05/2022		3,200	3,244
International Lease Finance Corp.
5.875% due 04/01/2019		600	632
6.250% due 05/15/2019		500	532
8.250% due 12/15/2020		800	937
John Deere Capital Corp.
1.613% (US0003M + 0.290%) due 06/22/2020 ~		7,200	7,215
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		400	407
Macquarie Bank Ltd.
1.685% (US0003M + 0.350%) due 04/04/2019 ~(a)		3,800	3,800
MetLife, Inc.
6.817% due 08/15/2018		200	209
Mitsubishi UFJ Financial Group, Inc.
3.196% (US0003M + 1.880%) due 03/01/2021 ~		4,900	5,100
Navient Corp.
4.875% due 06/17/2019		100	104
5.500% due 01/15/2019		2,600	2,693
8.000% due 03/25/2020		1,800	1,989
OneMain Financial Holdings LLC
6.750% due 12/15/2019		200	208
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		500	501
Synchrony Financial
2.711% (US0003M + 1.400%) due 11/09/2017 ~		700	701
Toronto-Dominion Bank
2.250% due 03/15/2021		4,800	4,804
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		5,600	5,610
1.897% (US0003M + 0.580%) due 06/08/2020 ~		5,800	5,825

Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~		5,700	5,739

			125,780

INDUSTRIALS 1.6%
Allergan Funding SCS
3.000% due 03/12/2020		1,800	1,838
Allergan, Inc.
3.375% due 09/15/2020		1,100	1,136
AP Moller - Maersk A/S
2.550% due 09/22/2019		100	101
BAT Capital Corp.
1.905% (US0003M + 0.590%) due 08/14/2020 ~		3,300	3,307
BAT International Finance PLC
2.750% due 06/15/2020		100	102
Charter Communications Operating LLC
3.579% due 07/23/2020		700	719
D.R. Horton, Inc.
3.750% due 03/01/2019		100	102
Dell International LLC
3.480% due 06/01/2019		11,200	11,419
Enbridge, Inc.
2.020% (US0003M + 0.700%) due 06/15/2020 ~		5,500	5,547
ERAC USA Finance LLC
2.800% due 11/01/2018		100	101
5.250% due 10/01/2020		400	433
Japan Tobacco, Inc.
2.100% due 07/23/2018		100	100
Kinder Morgan Energy Partners LP
9.000% due 02/01/2019		100	109
Kinder Morgan, Inc.
7.250% due 06/01/2018		200	207
Ryder System, Inc.
2.450% due 09/03/2019		100	101
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		100	108
Sky PLC
2.625% due 09/16/2019		100	101
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~		5,600	5,648
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		100	102
Telefonica Emisiones S.A.U.
5.877% due 07/15/2019		400	426
Time Warner Cable LLC
5.000% due 02/01/2020		200	211
8.250% due 04/01/2019		100	109
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		100	105
VMware, Inc.
2.300% due 08/21/2020		300	301
2.950% due 08/21/2022		300	301
3.900% due 08/21/2027		200	202
Volkswagen Group of America Finance LLC
2.125% due 05/23/2019		1,100	1,101
2.450% due 11/20/2019		300	302

			34,339

UTILITIES 1.2%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~		1,700	1,709
2.254% (US0003M + 0.950%) due 07/15/2021 ~		5,200	5,268
5.150% due 02/14/2050		1,800	1,821
5.200% due 03/15/2020		1,000	1,072
5.300% due 08/14/2058		600	607
BG Energy Capital PLC
6.500% (BPSW5 + 5.336%) due 11/30/2072 ~	GBP	1,700	2,299
Iberdrola Finance Ireland Ltd.
5.000% due 09/11/2019		$100	105
Petrobras Global Finance BV
4.375% due 05/20/2023		400	396
5.299% due 01/27/2025		8,075	8,073
5.999% due 01/27/2028		350	351
6.125% due 01/17/2022		4,100	4,418
6.625% due 01/16/2034	GBP	100	138
8.375% due 12/10/2018		$700	748
Plains All American Pipeline LP
2.600% due 12/15/2019		100	100

Regency Energy Partners LP
5.750% due 09/01/2020	100	108

		27,213

Total Corporate Bonds & Notes (Cost $185,774)		187,332

MUNICIPAL BONDS & NOTES 0.1%
SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Bonds, Series 2005
1.456% (US0003M + 0.140%) due 12/01/2023 ~	1,381	1,380

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	655	641

Total Municipal Bonds & Notes (Cost $2,006)		2,021

U.S. GOVERNMENT AGENCIES 4.3%
Fannie Mae
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~	43	42
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	45	45
1.587% (LIBOR01M + 0.350%) due 07/25/2037 - 05/25/2042 ~	68	68
1.677% (LIBOR01M + 0.440%) due 05/25/2036 ~	17	17
1.917% (LIBOR01M + 0.680%) due 02/25/2041 ~	1,547	1,573
2.030% (12MTA + 1.200%) due 07/01/2044 - 09/01/2044 ~	37	37
2.914% (US0006M + 1.539%) due 10/01/2035 ~	120	125
3.288% due 05/25/2035 ~	344	363
Fannie Mae, TBA
3.500% due 11/01/2032 - 12/01/2047	68,400	70,369
Freddie Mac
1.384% (LIBOR01M + 0.150%) due 10/15/2020 ~	72	71
1.464% (LIBOR01M + 0.230%) due 02/15/2019 ~	3	3
1.497% (LIBOR01M + 0.260%) due 08/25/2031 ~	44	44
1.684% (LIBOR01M + 0.450%) due 08/15/2033 - 09/15/2042 ~	8,591	8,608
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	3,338	3,389
2.859% (H15T1Y + 2.252%) due 01/01/2034 ~	85	89
3.626% (US0012M + 1.876%) due 12/01/2035 ~	26	27
Ginnie Mae
2.550% (US0012M + 0.750%) due 04/20/2067 ~	2,895	2,988
NCUA Guaranteed Notes
1.681% (LIBOR01M + 0.450%) due 10/07/2020 ~	1,588	1,593
1.791% (LIBOR01M + 0.560%) due 12/08/2020 ~	3,349	3,370
Small Business Administration
5.902% due 02/10/2018	35	36
6.020% due 08/01/2028	571	630

Total U.S. Government Agencies (Cost $93,419)		93,487

U.S. TREASURY OBLIGATIONS 108.6%
U.S. Treasury Bonds
3.000% due 05/15/2047	12,620	12,979
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2019 (f)	25,730	25,830
0.125% due 04/15/2020 (f)(h)	97,421	97,899
0.125% due 04/15/2021 (f)	168,360	168,861
0.125% due 01/15/2022 (f)	23,242	23,318
0.125% due 04/15/2022	1,950	1,950
0.125% due 07/15/2022 (f)	136,421	137,099
0.125% due 01/15/2023 (f)(j)	137,547	137,216
0.125% due 07/15/2024 (f)	57,958	57,377
0.125% due 07/15/2026 (f)(j)	21,711	21,113
0.250% due 01/15/2025 (f)	87,103	86,235
0.375% due 07/15/2023 (f)(h)	150,437	152,418
0.375% due 07/15/2025 (f)	25,403	25,406
0.375% due 01/15/2027 (j)	1,419	1,402
0.375% due 07/15/2027 (f)	20,014	19,818
0.625% due 07/15/2021 (f)	24,634	25,314
0.625% due 01/15/2024 (f)	58,372	59,609
0.625% due 01/15/2026 (f)	142,291	144,212
0.625% due 02/15/2043 (f)(j)	5,771	5,394
0.750% due 02/15/2042 (f)	10,389	10,039
0.750% due 02/15/2045 (f)	56,998	54,377
0.875% due 02/15/2047 (f)	11,063	10,904
1.000% due 02/15/2046 (f)	36,439	36,972
1.250% due 07/15/2020 (f)(h)(j)	11,157	11,625
1.375% due 07/15/2018 (h)(j)	1,181	1,200
1.375% due 01/15/2020 (f)	84,446	87,474
1.375% due 02/15/2044 (f)	73,922	81,571
1.625% due 01/15/2018 (h)(j)	3,038	3,059
1.750% due 01/15/2028 (f)	64,218	71,899
1.875% due 07/15/2019 (h)(j)	9,745	10,153
2.000% due 01/15/2026 (f)	35,890	40,360

2.125% due 02/15/2040 (f)		42,640	53,663
2.125% due 02/15/2041		4,415	5,588
2.375% due 01/15/2025 (f)		132,706	151,600
2.375% due 01/15/2027 (f)		18,098	21,159
2.500% due 01/15/2029 (f)		112,550	135,885
3.625% due 04/15/2028		71,417	93,519
3.875% due 04/15/2029		68,041	92,586
U.S. Treasury Notes
1.875% due 02/28/2022 (f)		60,100	60,106
1.875% due 04/30/2022 (j)		100	100
1.875% due 07/31/2022 (h)		10,700	10,674
1.875% due 08/31/2024		36,700	36,036
2.250% due 08/15/2027 (j)		10,600	10,524
2.750% due 02/15/2024 (f)(j)		55,700	57,840

Total U.S. Treasury Obligations (Cost $2,370,410)			2,352,363

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Adjustable Rate Mortgage Trust
3.370% due 05/25/2036 ~		228	213
Alliance Bancorp Trust
1.477% (US0001M + 0.240%) due 07/25/2037 ~		1,193	1,071
American Home Mortgage Investment Trust
2.956% (US0006M + 1.500%) due 09/25/2045 ~		177	178
Banc of America Funding Trust
1.456% (US0001M + 0.220%) due 07/20/2036 ~		98	98
3.228% due 02/20/2036 ~		442	438
3.597% due 01/20/2047 ^~		274	261
Banc of America Mortgage Trust
3.432% due 02/25/2036 ^~		312	293
3.489% due 11/25/2034 ~		42	43
3.775% due 06/25/2035 ~		90	86
Bear Stearns Adjustable Rate Mortgage Trust
2.820% (H15T1Y + 2.150%) due 08/25/2035 ~		136	136
3.372% due 02/25/2036 ^~		106	104
3.423% due 01/25/2035 ~		314	311
3.450% due 03/25/2035 ~		309	303
3.520% (H15T1Y + 2.300%) due 10/25/2035 ~		723	733
3.686% due 07/25/2036 ^~		470	451
Bear Stearns ALT-A Trust
3.452% due 09/25/2035 ~		1,517	1,354
3.833% due 03/25/2036 ^~		539	466
Chase Mortgage Finance Trust
3.486% due 02/25/2037 ~		35	34
ChaseFlex Trust
6.000% due 02/25/2037 ^		465	366
Chevy Chase Funding LLC Mortgage-Backed Certificates
1.517% (US0001M + 0.280%) due 01/25/2035 ~		13	13
Citigroup Mortgage Loan Trust
2.990% (H15T1Y + 2.400%) due 03/25/2036 ^~		816	782
3.737% due 09/25/2037 ^~		809	765
Citigroup Mortgage Loan Trust, Inc.
2.830% (H15T1Y + 1.800%) due 09/25/2035 ~		20	20
3.430% (H15T1Y + 2.400%) due 05/25/2035 ~		27	27
Countrywide Alternative Loan Trust
1.347% (US0001M + 0.110%) due 06/25/2046 ~		269	256
1.416% (US0001M + 0.180%) due 02/20/2047 ^~		510	428
1.417% (US0001M + 0.180%) due 05/25/2047 ~		141	136
1.427% (US0001M + 0.190%) due 09/25/2046 ^~		4,331	3,882
1.517% (US0001M + 0.280%) due 12/25/2035 ~		27	26
1.889% (12MTA + 1.000%) due 12/25/2035 ~		92	86
Countrywide Home Loan Mortgage Pass-Through Trust
3.171% due 05/20/2036 ^~		110	94
3.695% due 11/19/2033 ~		19	19
5.500% due 08/25/2035 ^		89	85
6.000% due 04/25/2036		621	552
Deutsche ALT-B Securities, Inc.
1.337% (US0001M + 0.100%) due 10/25/2036 ^~		15	11
Eurosail PLC
1.252% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	3,304	4,330
First Horizon Alternative Mortgage Securities Trust
3.192% due 06/25/2034 ~		$193	191
6.000% due 02/25/2037		518	427
First Horizon Mortgage Pass-Through Trust
3.189% due 02/25/2035 ~		719	724
3.294% due 08/25/2035 ~		339	297
GreenPoint Mortgage Funding Trust
1.507% (US0001M + 0.270%) due 11/25/2045 ~		186	165
1.677% (US0001M + 0.440%) due 06/25/2045 ~		268	253
GS Mortgage Securities Trust
4.592% due 08/10/2043		6,000	6,334
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		325	332
3.511% due 12/25/2034 ~		520	525
3.536% due 07/25/2035 ~		422	425

3.571% due 01/25/2035 ~		164	163
HarborView Mortgage Loan Trust
1.517% (US0001M + 0.280%) due 02/19/2036 ~		171	149
1.576% (US0001M + 0.340%) due 06/20/2035 ~		91	89
1.677% (US0001M + 0.440%) due 05/19/2035 ~		83	78
IndyMac Mortgage Loan Trust
1.517% (US0001M + 0.280%) due 07/25/2035 ~		278	244
2.017% (US0001M + 0.780%) due 05/25/2034 ~		35	34
3.109% due 12/25/2034 ~		152	148
3.718% due 11/25/2035 ^~		307	293
JPMorgan Mortgage Trust
3.042% due 07/27/2037 ~		714	685
3.601% due 08/25/2035 ^~		231	225
3.642% due 02/25/2035 ~		199	198
3.644% due 07/25/2035 ~		447	460
3.676% due 07/25/2035 ~		179	184
3.715% due 08/25/2035 ~		257	258
3.725% due 09/25/2035 ~		73	67
JPMorgan Resecuritization Trust
6.000% due 02/27/2037 ~		125	126
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	200	237
MASTR Adjustable Rate Mortgages Trust
3.441% due 11/21/2034 ~		$212	218
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
1.934% (US0001M + 0.700%) due 11/15/2031 ~		117	117
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~		131	127
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		162	153
2.237% (US0001M + 1.000%) due 10/25/2035 ~		132	127
3.153% due 12/25/2035 ~		181	168
Morgan Stanley Mortgage Loan Trust
3.145% due 06/25/2036 ~		398	407
Residential Accredit Loans, Inc. Trust
1.537% (US0001M + 0.300%) due 08/25/2035 ~		111	100
Residential Asset Securitization Trust
1.637% (US0001M + 0.400%) due 05/25/2035 ~		914	757
Sequoia Mortgage Trust
1.436% (US0001M + 0.200%) due 07/20/2036 ~		906	869
1.937% (US0001M + 0.700%) due 10/19/2026 ~		37	36
Structured Adjustable Rate Mortgage Loan Trust
2.344% (12MTA + 1.400%) due 01/25/2035 ~		122	115
3.452% due 02/25/2034 ~		144	145
3.487% due 08/25/2035 ~		135	135
3.582% due 12/25/2034 ~		228	225
Structured Asset Mortgage Investments Trust
1.427% (US0001M + 0.190%) due 06/25/2036 ~		89	81
1.447% (US0001M + 0.210%) due 04/25/2036 ~		374	351
1.487% (US0001M + 0.250%) due 07/19/2035 ~		811	790
1.897% (US0001M + 0.660%) due 10/19/2034 ~		77	75
Swan Trust
2.905% (BBSW1M + 1.300%) due 04/25/2041 ~	AUD	134	106
Thrones PLC
1.788% (BP0003M + 1.500%) due 07/20/2044 ~	GBP	43	58
Vornado DP LLC Trust
4.004% due 09/13/2028		$6,500	6,832
WaMu Mortgage Pass-Through Certificates Trust
1.619% (12MTA + 0.730%) due 01/25/2047 ~		630	613
1.640% (12MTA + 0.810%) due 12/25/2046 ~		89	87
1.659% (12MTA + 0.770%) due 05/25/2047 ~		388	374
1.889% (12MTA + 1.000%) due 02/25/2046 ~		142	139
2.089% (12MTA + 1.200%) due 11/25/2042 ~		18	18
2.207% (COF 11 + 1.500%) due 07/25/2046 ~		614	603
2.207% (COF 11 + 1.500%) due 11/25/2046 ~		82	79
3.165% due 12/25/2035 ~		153	142
3.471% due 08/25/2035 ~		85	81
Wells Fargo Mortgage-Backed Securities Trust
3.403% due 09/25/2034 ~		47	48

Total Non-Agency Mortgage-Backed Securities (Cost $43,170)			45,938

ASSET-BACKED SECURITIES 5.3%
Adagio CLO Ltd.
1.000% due 10/15/2029 ~(a)	EUR	500	591
Ares CLO Ltd.
2.497% (US0003M + 1.180%) due 08/28/2025 ~		$1,200	1,203
Argent Mortgage Loan Trust
1.717% (LIBOR01M + 0.480%) due 05/25/2035 ~		977	885
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~		1,454	1,461
Carlyle Global Market Strategies Euro CLO Ltd.
0.730% due 09/21/2029 ~	EUR	300	355
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~		$827	833

Citigroup Mortgage Loan Trust
1.317% (US0001M + 0.080%) due 01/25/2037 ~		143	95
Citigroup Mortgage Loan Trust, Inc.
1.487% (US0001M + 0.250%) due 06/25/2037 ~		7,000	6,910
College Loan Corp. Trust
1.564% (LIBOR03M + 0.250%) due 01/25/2024 ~		800	792
Countrywide Asset-Backed Certificates
1.487% (US0001M + 0.250%) due 03/25/2037 ~		1,300	1,184
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		2,541	2,584
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~		77	49
CVP Cascade CLO Ltd.
2.454% (US0003M + 1.150%) due 01/16/2026 ~		600	602
Equity One Mortgage Pass-Through Trust
1.837% (US0001M + 0.600%) due 04/25/2034 ~		83	74
Finn Square CLO Ltd.
2.538% (US0003M + 1.210%) due 12/24/2023 ~		528	531
First Franklin Mortgage Loan Trust
1.707% (US0001M + 0.470%) due 11/25/2036 ~		2,500	2,205
Flagship Ltd.
2.427% (US0003M + 1.120%) due 01/20/2026 ~		4,700	4,725
Fortress Credit BSL Ltd.
2.456% (US0003M + 1.150%) due 10/19/2025 ~		3,000	3,001
Fremont Home Loan Trust
1.372% (US0001M + 0.135%) due 10/25/2036 ~		1,248	1,134
GSAMP Trust
1.307% (US0001M + 0.070%) due 12/25/2036 ~		93	50
1.972% (US0001M + 0.735%) due 09/25/2035 ^~		112	107
2.212% (US0001M + 0.975%) due 03/25/2035 ^~		75	61
Hildene CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		4,200	4,225
2.486% (US0003M + 1.180%) due 07/19/2026 ~		3,300	3,315
HSI Asset Securitization Corp. Trust
1.287% (US0001M + 0.050%) due 10/25/2036 ~		6	3
IndyMac Mortgage Loan Trust
1.307% (US0001M + 0.070%) due 07/25/2036 ~		766	373
Jamestown CLO Ltd.
2.524% (US0003M + 1.220%) due 01/17/2027 ~		5,800	5,819
Jubilee CLO BV
1.000% due 07/12/2028 ~(a)	EUR	1,100	1,300
Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		$1,502	1,060
Lehman XS Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~		1,844	1,822
4.895% due 06/25/2036		748	741
MASTR Asset-Backed Securities Trust
1.737% (US0001M + 0.500%) due 10/25/2035 ^~		86	79
Merrill Lynch Mortgage Investors Trust
1.317% (US0001M + 0.080%) due 09/25/2037 ~		25	9
1.357% (US0001M + 0.120%) due 02/25/2037 ~		347	158
Morgan Stanley IXIS Real Estate Capital Trust
1.287% (US0001M + 0.050%) due 11/25/2036 ~		11	6
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~		3,889	3,940
NovaStar Mortgage Funding Trust
1.707% (LIBOR01M + 0.705%) due 01/25/2036 ~		2,100	2,083
OHA Credit Partners Ltd.
2.317% (US0003M + 1.010%) due 10/20/2025 ~		5,600	5,615
OneMain Financial Issuance Trust
2.470% due 09/18/2024		1,966	1,971
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~		6,000	6,050
Park Place Securities, Inc.
1.707% (US0001M + 0.470%) due 09/25/2035 ~		3,200	3,208
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.727% (US0001M + 0.490%) due 09/25/2035 ~		800	798
2.287% (US0001M + 1.050%) due 10/25/2034 ~		4,000	4,024
RAAC Trust
1.577% (US0001M + 0.340%) due 08/25/2036 ~		700	672
Renaissance Home Equity Loan Trust
1.997% (US0001M + 0.760%) due 12/25/2032 ~		64	61
Residential Asset Mortgage Products Trust
1.454% (LIBOR01M + 0.220%) due 10/25/2034 ~		205	197
Securitized Asset-Backed Receivables LLC Trust
1.297% (US0001M + 0.060%) due 12/25/2036 ^~		330	126
Shackleton CLO Ltd.
2.424% (US0003M + 1.120%) due 01/13/2025 ~		700	702
SLM Private Education Loan Trust
1.850% due 06/17/2030		2,240	2,242
SLM Student Loan Trust
0.000% (EUR003M + 0.180%) due 01/25/2024 ~	EUR	2,446	2,885
0.000% (EUR003M + 0.270%) due 06/17/2024 ~		623	734
1.354% (US0003M + 0.040%) due 04/25/2019 ~		$3,577	3,566
2.814% (US0003M + 1.500%) due 04/25/2023 ~		6,176	6,327

Soundview Home Loan Trust
1.297% (US0001M + 0.060%) due 11/25/2036 ~		52	23
Structured Asset Investment Loan Trust
1.457% (US0001M + 0.220%) due 12/25/2035 ~		449	448
Structured Asset Securities Corp. Mortgage Loan Trust
2.737% (US0001M + 1.500%) due 04/25/2035 ~		312	306
Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~		3,007	3,013
Symphony CLO Ltd.
2.484% (US0003M + 1.180%) due 10/17/2026 ~		900	906
TICP CLO Ltd.
2.467% (US0003M + 1.160%) due 07/20/2026 ~		8,800	8,813
Vibrant CLO Ltd.
2.213% (US0003M + 0.900%) due 07/24/2024 ~		5,600	5,600
VOLT LLC
3.500% due 06/26/2045		1,938	1,946
3.500% due 03/25/2047		633	639
3.875% due 04/25/2055		17	17

Total Asset-Backed Securities (Cost $112,328)			115,254

SOVEREIGN ISSUES 10.4%
Argentina Government International Bond
6.875% due 01/26/2027		7,000	7,570
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	40,700	2,490
Australia Government International Bond
3.000% due 09/20/2025 (d)	AUD	4,906	4,455
Autonomous Community of Catalonia
4.950% due 02/11/2020	EUR	1,000	1,244
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (c)	BRL	129,500	40,180
0.000% due 07/01/2018 (c)		218,100	65,486
Canada Government International Bond
4.250% due 12/01/2026 (d)	CAD	5,791	6,222
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$1,800	1,786
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2022 (d)	EUR	3,059	3,668
1.650% due 04/23/2020 (d)		1,001	1,251
Japan Bank for International Cooperation
2.375% due 07/21/2022		$1,000	1,004
Japan Government International Bond
0.100% due 03/10/2024 (d)	JPY	205,400	1,892
0.100% due 03/10/2027 (d)		1,916,322	17,805
Mexico Government International Bond
7.750% due 05/29/2031	MXN	70,941	4,133
New Zealand Government International Bond
2.000% due 09/20/2025 (d)	NZD	7,389	5,425
3.000% due 09/20/2030 (d)		15,487	12,523
United Kingdom Gilt
0.125% due 03/22/2026 (d)	GBP	21,030	33,016
0.125% due 03/22/2046 (d)		5,116	10,739
0.125% due 11/22/2056 (d)		625	1,545
0.125% due 11/22/2065 (d)		1,043	3,026

Total Sovereign Issues (Cost $220,946)			225,460

SHORT-TERM INSTRUMENTS 2.7%
CERTIFICATES OF DEPOSIT 2.2%
Barclays Bank PLC
1.781% due 03/16/2018		$7,100	7,107
1.827% due 05/17/2018		5,800	5,803
1.940% due 09/04/2018		9,400	9,407
Norinchukin Bank
2.019% due 10/10/2017		19,200	19,205
Sumitomo Mitsui Trust Bank Ltd.
2.012% due 10/06/2017		5,600	5,601

			47,123

REPURCHASE AGREEMENTS (e) 0.1%			2,972

ARGENTINA TREASURY BILLS 0.2%
3.028% due 10/13/2017 - 09/28/2018 (b)(c)		4,800	4,758

MEXICO TREASURY BILLS 0.1%
6.948% due 11/30/2017 - 01/04/2018 (b)(c)	MXN	41,685	2,258

U.S. TREASURY BILLS 0.1%
1.060% due 01/04/2018 (b)(c)(f)(h)		$1,277	1,274

Total Short-Term Instruments (Cost $58,194)			58,385

Total Investments in Securities (Cost $3,087,407)			3,081,418

	SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	12,634,074	124,888

Total Short-Term Instruments (Cost $124,894)		124,888

Total Investments in Affiliates (Cost $124,894)		124,888

Total Investments 148.0% (Cost $3,212,301)		$3,206,306
Financial Derivative Instruments (g)(i) (0.4)% (Cost or Premiums, net $(10,426))		(9,459)
Other Assets and Liabilities, net (47.6)%		(1,031,122)

Net Assets 100.0%		$2,165,725

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$2,972	U.S. Treasury Notes 2.625% due 08/15/2020	$(3,036)	$2,972	$2,972

Total Repurchase Agreements						$(3,036)	$2,972	$2,972

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOS	1.150%	09/07/2017	10/10/2017	$(20,175)	$(20,191)

Total Reverse Repurchase Agreements					$(20,191)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BPG	1.200%	10/02/2017	10/04/2017	$(644,940)	$(644,897)
	1.250	10/02/2017	10/03/2017	(44,440)	(44,439)
	1.260	08/23/2017	10/23/2017	(44,149)	(44,116)
	1.300	10/02/2017	10/03/2017	(398,526)	(398,512)
TDM	1.190	08/03/2017	10/03/2017	(178,101)	(178,095)
	1.190	08/04/2017	10/04/2017	(80,215)	(80,210)
	1.210	08/17/2017	10/13/2017	(64,293)	(64,270)
	1.240	07/20/2017	10/12/2017	(297,156)	(297,053)
	1.240	08/22/2017	10/13/2017	(75,105)	(75,076)
	1.250	07/19/2017	10/13/2017	(89,994)	(89,959)
	1.250	07/21/2017	10/13/2017	(13,760)	(13,754)
	1.270	07/13/2017	10/13/2017	(9,711)	(9,708)
UBS	1.200	08/02/2017	10/02/2017	(36,948)	(36,948)
	1.210	08/07/2017	10/06/2017	(25,487)	(25,484)
	1.280	09/06/2017	12/07/2017	(91,853)	(91,639)

Total Sale-Buyback Transactions					$(2,094,160)

(f)	Securities with an aggregate market value of $2,080,005 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(704,847) at a weighted average interest rate of 1.025%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(518) of deferred price drop.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note January Futures	$109.500	12/22/2017	30	$60	$0	$0
Call - CBOT U.S. Treasury 5-Year Note January Futures	123.500	12/22/2017	161	161	1	0
Call - CBOT U.S. Treasury 5-Year Note January Futures	124.250	12/22/2017	87	87	1	0
Call - CBOT U.S. Treasury 5-Year Note January Futures	125.000	12/22/2017	229	229	2	0
Put - CBOT U.S. Treasury 10-Year Note January Futures	108.000	12/22/2017	323	323	2	1
Put - CBOT U.S. Treasury 10-Year Note January Futures	112.500	12/22/2017	87	87	1	0
Call - CBOT U.S. Treasury 10-Year Note January Futures	140.000	12/22/2017	114	114	1	0
Call - CBOT U.S. Treasury 10-Year Note January Futures	140.500	12/22/2017	4	4	0	0
Call - CBOT U.S. Treasury 10-Year Note January Futures	141.000	12/22/2017	73	73	1	0
Call - CBOT U.S. Treasury 10-Year Note January Futures	147.000	12/22/2017	75	75	1	0
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	1,154	2,885	114	65

					$124	$66

Total Purchased Options					$124	$66

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$127.500	11/24/2017	190	$190	(115)	$(30)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.000	10/27/2017	349	349	(71)	(147)
Put - CBOT U.S. Treasury 10-Year Note November Futures	125.500	10/27/2017	95	95	(31)	(65)
Put - CBOT U.S. Treasury 10-Year Note November Futures	126.000	10/27/2017	188	188	(61)	(189)
Call - CBOT U.S. Treasury 10-Year Note November Futures	127.000	10/27/2017	178	178	(50)	(15)
Call - CBOT U.S. Treasury 10-Year Note November Futures	128.000	10/27/2017	95	95	(49)	(4)
Put - CBOT U.S. Treasury 30-Year Bond November Futures	151.000	10/27/2017	72	72	(43)	(42)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	1,154	2,885	(132)	(22)

					$(552)	$(514)

Total Written Options					$(552)	$(514)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bobl December Futures	12/2017	20	EUR	3,101	$(10)	$1	$(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2017	76		$12,550	(190)	31	0

					$(200)	$32	$(1)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2017	12	EUR	(2,284)	$23	$3	$(3)
Japan Government 10-Year Bond December Futures	12/2017	33	JPY	(44,093)	242	94	(27)
U.S. Treasury 2-Year Note December Futures	12/2017	438		$(94,478)	249	55	0
U.S. Treasury 5-Year Note December Futures	12/2017	1,106		(129,955)	785	181	0
U.S. Treasury 10-Year Note December Futures	12/2017	186		(23,308)	123	43	0
U.S. Treasury 30-Year Bond December Futures	12/2017	489		(74,725)	997	0	(15)
United Kingdom Long Gilt December Futures	12/2017	314	GBP	(52,124)	1,270	13	(105)

					$3,689	$389	$(150)

Total Futures Contracts					$3,489	$421	$(151)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (2)

									Variation Margin (1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-28 5-Year Index	(5.000)%	Quarterly	06/20/2022		$17,550	$(598)	$(104)	$(702)	$0	$(22)
CDX.HY-29 5-Year Index	(5.000)	Quarterly	12/20/2022		19,000	(1,434)	(78)	(1,512)	0	(34)
iTraxx Europe Main 26 5-Year Index	(1.000)	Quarterly	12/20/2021	EUR	11,800	(207)	(142)	(349)	0	(6)
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		31,500	(835)	(10)	(845)	0	(20)

						$(3,074)	$(334)	$(3,408)	$0	$(82)

Interest Rate Swaps

										Variation Margin (1)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (5)	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$7,800	$17	$302	$319	$9	$0
Pay (5)	3-Month CAD Bank Bill	1.750	Semi-Annual	09/17/2019	CAD	190,900	(266)	(170)	(436)	116	0
Pay (5)	3-Month CAD-Bank Bill	1.450	Semi-Annual	12/13/2019		16,900	(147)	14	(133)	17	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		$22,900	107	(75)	32	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		85,000	510	(126)	384	36	0
Receive (5)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		13,600	(97)	48	(49)	9	0
Pay (5)	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		17,300	0	375	375	0	(31)
Pay (5)	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		14,000	0	292	292	0	(25)
Pay (5)	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		14,000	0	293	293	0	(24)
Pay (5)	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		19,600	(158)	400	242	0	(34)
Receive (5)	3-Month USD-LIBOR	2.500	Semi-Annual	02/22/2026		42,030	(134)	127	(7)	33	0
Receive (5)	3-Month USD-LIBOR	2.400	Semi-Annual	03/16/2026		116,900	(842)	1,375	533	87	0
Receive (5)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		34,000	(141)	462	321	24	0
Receive (5)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		40,600	(158)	545	387	28	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		540	(28)	24	(4)	1	0
Receive (5)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		12,800	(20)	410	390	7	0
Receive (5)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		79,200	1,124	765	1,889	44	0
Receive (5)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		85,300	531	119	650	38	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		2,200	(62)	146	84	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	06/21/2047		11,300	(2,155)	182	(1,973)	22	0
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		16,460	626	(24)	602	27	0
Receive (5)	3-Month USD-LIBOR	2.969	Semi-Annual	10/25/2048		2,180	0	(163)	(163)	0	(4)
Receive (5)	3-Month USD-LIBOR	2.951	Semi-Annual	11/19/2048		3,000	0	(211)	(211)	0	(5)
Receive (5)	3-Month USD-LIBOR	2.953	Semi-Annual	12/12/2048		3,000	0	(211)	(211)	0	(5)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2048		4,800	129	(257)	(128)	0	(9)
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		22,080	(855)	775	(80)	0	(75)
Receive (5)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		11,200	(299)	(51)	(350)	0	(87)
Receive (5)	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	JPY	340,000	(5)	11	6	2	0
Receive (5)	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		4,160,000	(230)	36	(194)	25	0
Receive	6-Month JPY-LIBOR	1.500	Semi-Annual	12/21/2045		65,600	(99)	4	(95)	5	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/05/2024	MXN	98,500	1	86	87	0	(12)
Pay	28-Day MXN-TIIE	8.035	Lunar	12/17/2026		141,600	(14)	563	549	0	(17)
Pay	28-Day MXN-TIIE	7.733	Lunar	02/25/2027		25,100	37	30	67	0	(3)
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		22,800	12	0	12	0	(3)
Pay	28-Day MXN-TIIE	8.280	Lunar	11/28/2036		27,300	139	13	152	0	(6)
Pay	28-Day MXN-TIIE	8.310	Lunar	11/28/2036		2,100	11	1	12	0	(1)
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		25,640	3	12	15	0	(6)
Pay	CPTFEMU	1.165	Maturity	12/15/2021	EUR	3,100	2	20	22	0	(2)
Pay	CPTFEMU	1.385	Maturity	12/15/2026		5,270	12	(36)	(24)	6	0
Pay	CPURNSA	1.010	Maturity	10/16/2017		$9,100	93	(24)	69	0	0
Pay	CPURNSA	1.710	Maturity	04/27/2018		19,300	0	(61)	(61)	0	(10)
Pay	CPURNSA	1.680	Maturity	04/28/2018		126,400	0	(342)	(342)	0	(44)
Pay	CPURNSA	1.935	Maturity	04/27/2019		19,300	0	88	88	0	(11)
Pay	CPURNSA	2.027	Maturity	11/23/2020		10,200	0	(26)	(26)	0	(17)
Pay	CPURNSA	2.021	Maturity	11/25/2020		9,700	0	(23)	(23)	0	(16)
Pay	CPURNSA	1.550	Maturity	07/26/2021		7,200	244	(90)	154	0	(13)
Pay	CPURNSA	1.603	Maturity	09/12/2021		5,560	167	(69)	98	0	(7)
Pay	CPURNSA	2.500	Maturity	07/15/2022		30,300	(2,696)	(257)	(2,953)	0	(69)
Pay	CPURNSA	1.730	Maturity	07/26/2026		7,200	(386)	135	(251)	21	0
Pay	CPURNSA	1.800	Maturity	09/12/2026		17,300	(175)	(292)	(467)	43	0
Pay	CPURNSA	1.801	Maturity	09/12/2026		5,560	(257)	107	(150)	14	0
Pay	CPURNSA	1.805	Maturity	09/12/2026		4,900	(224)	94	(130)	12	0
Pay	CPURNSA	1.780	Maturity	09/15/2026		4,600	(223)	88	(135)	11	0
Pay	CPURNSA	2.067	Maturity	07/25/2027		7,400	0	(43)	(43)	24	0
Pay	CPURNSA	0.000	Maturity	09/20/2027		3,680	0	11	11	10	0
Pay	CPURNSA	0.000	Maturity	09/25/2027		3,600	0	(1)	(1)	10	0
Pay	FRCPXTOB	1.438	Maturity	06/15/2027		9,700	(16)	(29)	(45)	18	0
Pay	UKRPI	3.350	Maturity	05/15/2030		6,870	112	(3)	109	8	0
Pay	UKRPI	3.400	Maturity	06/15/2030		17,400	192	209	401	30	0
Pay	UKRPI	3.325	Maturity	08/15/2030		27,300	(70)	(9)	(79)	27	0
Pay	UKRPI	3.300	Maturity	12/15/2030		400	(19)	10	(9)	1	0
Pay	UKRPI	0.000	Maturity	09/15/2032		21,640	31	(44)	(13)	41	0
Pay	UKRPI	3.358	Maturity	04/15/2035		2,700	(60)	42	(18)	7	0
Pay	UKRPI	3.585	Maturity	10/15/2046		4,800	(322)	(18)	(340)	0	(30)
Pay	UKRPI	3.428	Maturity	03/15/2047		1,130	0	54	54	0	(8)

							$(6,058)	$5,613	$(445)	$817	$(575)

Total Swap Agreements							$(9,132)	$5,279	$(3,853)	$817	$(657)

(h)	Securities with an aggregate market value of $15,635 and cash of $5,265 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	Unsettled variation margin liability of $(18) for closed swap agreements is outstanding at period end.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017		$15,110	AUD	19,241	$0	$(17)
	11/2017	AUD	19,241		$15,105	17	0
BOA	10/2017		$9,807	EUR	8,366	80	0
	11/2017	EUR	8,366		$9,823	0	(80)
BPS	10/2017	AUD	19,241		15,339	247	0
	10/2017	BRL	72,900		21,712	0	(1,306)
	10/2017		$22,205	BRL	72,900	812	0
	12/2017	INR	100,062		$1,538	18	0
	12/2017	KRW	1,138		1	0	0
	01/2018	BRL	7,780		2,155	0	(272)
	02/2018	ARS	16,886		892	0	(15)
	03/2018	MXN	88,380		4,226	0	(516)
	03/2018		$4,455	MXN	88,380	288	0
	07/2018	BRL	57,600		$16,434	0	(1,149)
BRC	12/2017		$155	MYR	650	0	(1)
CBK	10/2017		1,331	GBP	982	0	(15)
	10/2017		18,547	JPY	2,092,114	46	0
	11/2017	JPY	2,092,113		$18,572	0	(46)
	12/2017	INR	120,216		1,822	0	(4)
	12/2017		$502	ARS	8,980	0	(4)
	12/2017		5,614	INR	369,970	6	0
DUB	10/2017	BRL	94,920		$29,962	0	(8)
	10/2017		$28,869	BRL	94,920	1,102	0
	12/2017	KRW	4,373,363		$3,841	20	0
	01/2018	BRL	69,900		19,645	0	(2,158)
	07/2018		85,100		24,596	0	(1,381)
FBF	12/2017	MXN	9,075		495	2	0
	12/2017		$1,969	INR	128,851	0	(12)
GLM	10/2017	BRL	29,100		$9,186	0	(3)
	10/2017	CAD	425		351	10	0
	10/2017	EUR	885		1,039	0	(7)
	10/2017	JPY	396,200		3,564	43	0
	10/2017	RUB	356,127		6,076	0	(80)
	10/2017		$8,682	BRL	29,100	506	0
	10/2017		2,456	GBP	1,847	38	(19)
	12/2017	MXN	71,682		$3,959	68	0
	12/2017		$246	MXN	4,432	0	(6)
	01/2018	MXN	10,545		$515	0	(56)
HUS	10/2017	BRL	85,600		27,020	0	(7)
	10/2017	CAD	14,931		11,976	9	0
	10/2017	GBP	4,815		6,519	67	0
	10/2017		$25,571	BRL	85,600	1,456	0
	10/2017		6,128	RUB	358,013	61	0
	07/2018	BRL	75,400		$21,524	0	(1,492)
JPM	10/2017		104,520		31,106	27	(1,922)
	10/2017	CAD	165		135	3	0
	10/2017	EUR	8,366		10,106	218	0
	10/2017	GBP	7,715		10,455	117	0
	10/2017	NZD	24,883		18,017	44	0
	10/2017		$32,992	BRL	104,520	9	0
	10/2017		56,691	GBP	42,326	43	(17)
	11/2017	GBP	41,160		$55,166	0	(42)
	11/2017		$4,939	BRL	15,620	0	(29)
	12/2017	KRW	1,812,014		$1,592	9	0
	12/2017		$2,337	ARS	42,314	16	0
	01/2018	BRL	13,020		$3,599	0	(462)
	02/2018	ARS	11,452		604	0	(11)
MSB	02/2018		$1,912	ARS	35,857	14	0
NAB	10/2017		12,538	CAD	15,521	0	(99)
	11/2017	CAD	15,521		$12,541	99	0
NGF	10/2017	BRL	78,600		22,936	0	(1,882)
	10/2017		$24,811	BRL	78,600	7	0
	11/2017	MXN	31,140		$1,510	0	(184)
	01/2018	BRL	38,800		10,816	0	(1,286)
RYL	10/2017	GBP	5,489		7,406	51	0
SCX	10/2017	JPY	1,695,914		15,652	581	0
SOG	10/2017	GBP	27,136		35,242	0	(1,120)
	11/2017	BRL	4,358		1,368	0	(2)
	11/2017	NZD	24,883		17,938	0	(24)
TOR	11/2017		$158	ARS	2,838	2	0

Total Forward Foreign Currency Contracts						$6,136	$(15,734)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150%	06/15/2018	$3,750	$376	$48
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	3,750	375	418
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.720	07/16/2018	500	6	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/16/2018	32,200	373	297
NGF	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.150	06/15/2018	4,050	405	52
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	06/15/2018	4,050	405	452

							$1,940	$1,272

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.263%	3-Month USD-LIBOR	03/29/2018	$105,500	$48	$47

Total Purchased Options						$1,988	$1,319

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price	Expiration Date	Notional Amount		Premiums (Received)	Market Value
SCX	Call - OTC EUR versus USD	$ 1.202	10/06/2017	EUR	6,359	$(33)	$(2)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (2)	Notional Amount		Premiums (Received)	Market Value
BPS	Floor - OTC YOY CPURNSA	233.049	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/01/2018		$3,900	$(34)	$0
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020		33,400	(298)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020		4,400	(57)	0
DUB	Floor - OTC YOY CPURNSA	233.546	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018		5,100	(49)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	EUR	8,600	(391)	(99)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024		$34,300	(250)	(5)
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024		2,900	(20)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020		33,100	(374)	(92)
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020		14,800	(273)	(52)

							$(1,746)	$(248)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	$13,000	$(113)	$0
	Put - OTC 5-Year Interest Rate Swap (1)	3-Month USD-LIBOR	Pay	2.600	11/07/2017	13,000	(113)	(67)

							$(226)	$(67)

Interest Rate-Capped Options

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Floor	0.230%	3-Month USD-LIBOR	03/29/2018	$105,500	$(48)	$(48)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$102.609	10/05/2017	$9,000	$(24)	$(2)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.406	10/05/2017	9,000	(20)	(3)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.609	10/05/2017	9,000	(22)	(1)

					$(66)	$(6)

Total Written Options					$(2,119)	$(371)

Swap Agreements:

Credit Default Swaps on Sovereign Issues - Sell Protection (3)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.755%	$400	$(25)	$12	$0	$(13)
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	800	(69)	59	0	(10)
DUB	Brazil Government International Bond	1.000	Quarterly	06/20/2021	1.361	1,100	(95)	81	0	(14)
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.360	7,700	(133)	208	75	0
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455	1,400	3	1	4	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.755	2,000	(130)	64	0	(66)

							$(449)	$425	$79	$(103)

Credit Default Swaps on Credit Indices - Sell Protection (3)

								Swap Agreements, at Value (6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$4,300	$(224)	$240	$16	$0
GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,400	(73)	78	5	0

						$(297)	$318	$21	$0

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	0.000%	Maturity	11/23/2020	$1,500	$0	$21	$21	$0
MYC	Pay	CPURNSA	0.000	Maturity	05/12/2025	5,100	0	46	46	0
	Pay	CPURNSA	1.788	Maturity	07/18/2026	5,200	0	(154)	0	(154)
	Pay	CPURNSA	0.000	Maturity	07/19/2026	12,000	0	(329)	0	(329)
	Pay	CPURNSA	1.800	Maturity	07/20/2026	7,600	0	(215)	0	(215)
	Pay	CPURNSA	0.000	Maturity	09/20/2026	2,200	0	(60)	0	(60)

							$0	$(691)	$67	$(758)

Total Return Swaps on Interest Rate Indices

										Swap Agreements, at Value
Counterparty	Pay/Receive (7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	$2,500	$1	$(5)	$0	$(4)
GST	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	4,500	5	(58)	0	(53)
	Receive	iBoxx USD Liquid High Yield Index	2	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	3,750	1	(2)	0	(1)
JPM	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	03/20/2018	1,600	2	(19)	0	(17)
	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	2,500	1	(4)	0	(3)
MYC	Receive	iBoxx USD Liquid High Yield Index	1	3-Month USD-LIBOR plus a specified spread	Maturity	09/20/2018	1,250	1	(2)	0	(1)

								$11	$(90)	$0	$(79)

Total Swap Agreements								$(735)	$(38)	$167	$(940)

(j)	Securities with an aggregate market value of $10,649 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	The underlying instrument has a forward starting effective date.
(2)	YOY options may have a series of expirations.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$97	$1,081	$1,178
Corporate Bonds & Notes
Banking & Finance	0	125,780	0	125,780
Industrials	0	34,339	0	34,339
Utilities	0	27,213	0	27,213
Municipal Bonds & Notes
South Carolina	0	1,380	0	1,380
West Virginia	0	641	0	641
U.S. Government Agencies	0	93,487	0	93,487
U.S. Treasury Obligations	0	2,352,363	0	2,352,363
Non-Agency Mortgage-Backed Securities	0	45,938	0	45,938
Asset-Backed Securities	591	114,663	0	115,254
Sovereign Issues	0	225,460	0	225,460
Short-Term Instruments
Certificates of Deposit	0	47,123	0	47,123
Repurchase Agreements	0	2,972	0	2,972
Argentina Treasury Bills	0	4,758	0	4,758
Mexico Treasury Bills	0	2,258	0	2,258
U.S. Treasury Bills	0	1,274	0	1,274
	$591	$3,079,746	$1,081	$3,081,418

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$124,888	$0	$0	$124,888

Total Investments	$125,479	$3,079,746	$1,081	$3,206,306

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	486	818	0	1,304
Over the counter	47	7,575	0	7,622
	$533	$8,393	$0	$8,926

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(173)	(1,149)	0	(1,322)
Over the counter	(48)	(16,997)	0	(17,045)

	$(221)	$(18,146)	$0	$(18,367)

Total Financial Derivative Instruments	$312	$(9,753)	$0	$(9,441)

Totals	$125,791	$3,069,993	$1,081	$3,196,865

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
AWAS Aviation Capital Ltd.
TBD% due 05/31/2019 +	$800	$800
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018	1,500	1,509
4.235% (LIBOR03M + 3.000%) due 06/30/2018	1,100	1,106
Las Vegas Sands LLC
3.235% (LIBOR03M + 2.000%) due 03/29/2024	393	395

Total Loan Participations and Assignments (Cost $3,790)		3,810

CORPORATE BONDS & NOTES 63.4%
BANKING & FINANCE 29.4%
AerCap Ireland Capital DAC
4.625% due 10/30/2020	200	213
Air Lease Corp.
2.125% due 01/15/2020	300	300
3.375% due 01/15/2019	600	610
Ally Financial, Inc.
3.250% due 02/13/2018	700	706
3.500% due 01/27/2019	300	305
4.125% due 03/30/2020	800	826
8.000% due 12/31/2018	400	429
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~	700	702
Aozora Bank Ltd.
2.750% due 03/09/2020	700	703
Athene Global Funding
2.447% (US0003M + 1.140%) due 04/20/2020 ~	1,300	1,313
2.564% (US0003M + 1.230%) due 07/01/2022 ~	1,500	1,515
2.875% due 10/23/2018	200	202
Aviation Capital Group Corp.
2.875% due 09/17/2018	1,900	1,917
4.625% due 01/31/2018	700	706
Bank of America Corp.
8.000% (US0003M + 3.630%) due 01/30/2018 ~(f)	2,800	2,844
Barclays Bank PLC
6.050% due 12/04/2017	750	755
7.750% (USSW5 + 6.833%) due 04/10/2023 ~	500	516
Barclays PLC
2.000% due 03/16/2018	300	300
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(f)	525	556
BGC Partners, Inc.
5.125% due 05/27/2021	200	211
BOC Aviation Ltd.
2.375% due 09/15/2021	250	246
2.750% due 09/18/2022	200	198
2.875% due 10/10/2017	430	430
3.000% due 03/30/2020	200	202
CIT Group, Inc.
3.875% due 02/19/2019	200	204
5.500% due 02/15/2019	735	770
Citigroup, Inc.
2.263% (US0003M + 0.950%) due 07/24/2023 ~	500	501
2.713% (US0003M + 1.380%) due 03/30/2021 ~	1,600	1,640
CNP Assurances
7.500% (USSW6 + 6.481%) due 10/18/2018 ~(f)	500	527
Credit Agricole S.A.
8.125% (USSW5 + 6.283%) due 09/19/2033 ~	500	527
Credit Suisse Group Funding Guernsey Ltd.
3.594% (US0003M + 2.290%) due 04/16/2021 ~	2,000	2,102
Dexia Credit Local S.A.
2.250% due 02/18/2020	1,000	1,002
Eksportfinans ASA
2.109% (US0003M + 0.800%) due 11/10/2020 +~	1,000	989
Emirates NBD PJSC
2.864% (US0003M + 1.550%) due 01/26/2020 ~	300	301
General Motors Financial Co., Inc.
2.400% due 04/10/2018	1,000	1,003
2.664% (US0003M + 1.360%) due 04/10/2018 ~	800	804
2.864% (US0003M + 1.560%) due 01/15/2020 ~	1,169	1,193
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	500	552
HBOS PLC
6.750% due 05/21/2018	200	206

Hospitality Properties Trust
6.700% due 01/15/2018		500	502
Hutchison Whampoa International Ltd.
1.625% due 10/31/2017		100	100
ICICI Bank Ltd.
3.125% due 08/12/2020		300	303
4.800% due 05/22/2019		1,300	1,351
Indian Railway Finance Corp. Ltd.
3.917% due 02/26/2019		250	255
ING Bank NV
4.125% (USISDA05 + 2.700%) due 11/21/2023 ~		700	714
International Lease Finance Corp.
3.875% due 04/15/2018		400	404
5.875% due 04/01/2019		600	632
8.250% due 12/15/2020		1,100	1,288
Jackson National Life Global Funding
2.060% (US0003M + 0.730%) due 06/27/2022 ~		500	503
JPMorgan Chase & Co.
7.900% (US0003M + 3.470%) due 04/30/2018 ~(f)		1,500	1,547
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		600	611
LeasePlan Corp. NV
2.500% due 05/16/2018		1,340	1,342
2.875% due 01/22/2019		1,300	1,303
3.000% due 10/23/2017		1,100	1,101
Lincoln Finance Ltd.
6.875% due 04/15/2021	EUR	500	629
Lloyds Banking Group PLC
0.000% due 10/11/2018 +(g)		$800	800
0.000% due 02/04/2019 +(g)		700	699
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(f)	GBP	250	350
Macquarie Group Ltd.
3.000% due 12/03/2018		$1,550	1,569
7.625% due 08/13/2019		1,700	1,864
Mitsubishi UFJ Financial Group, Inc.
2.104% (US0003M + 0.790%) due 07/25/2022 ~		2,000	2,009
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.088% (US0003M + 0.775%) due 07/23/2019 ~		900	906
Mizuho Financial Group, Inc.
2.197% (US0003M + 0.880%) due 09/11/2022 ~		1,500	1,505
2.784% (US0003M + 1.480%) due 04/12/2021 ~(h)		1,400	1,435
Morgan Stanley
2.713% (US0003M + 1.400%) due 10/24/2023 ~		500	512
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~		1,500	1,501
Nationwide Building Society
4.125% (EUSA5 + 3.300%) due 03/20/2023 ~	EUR	300	361
Navient Corp.
4.875% due 06/17/2019		$200	207
5.500% due 01/15/2019		1,200	1,243
6.625% due 07/26/2021		200	214
8.000% due 03/25/2020		800	884
NTT Finance Corp.
1.863% (US0003M + 0.530%) due 06/29/2020 ~		400	401
Piper Jaffray Cos.
5.060% due 10/09/2018		400	409
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,300	1,377
QNB Finance Ltd.
2.125% due 02/14/2018		1,000	1,000
2.716% (US0003M + 1.400%) due 05/20/2018 ~		300	301
RCI Banque S.A.
3.500% due 04/03/2018		540	544
Reliance Standard Life Global Funding
2.150% due 10/15/2018		300	301
Royal Bank of Scotland Group PLC
2.785% (US0003M + 1.470%) due 05/15/2023 ~		2,400	2,420
Santander Holdings USA, Inc.
2.767% (US0003M + 1.450%) due 11/24/2017 ~		1,100	1,102
Santander UK Group Holdings PLC
2.875% due 10/16/2020		250	254
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021		1,000	992
3.000% due 07/15/2022		2,000	1,998
SMFG Preferred Capital Ltd.
9.500% (US0006M + 5.890%) due 07/25/2018 ~(f)		500	531
Societe Generale S.A.
8.250% (USSW5 + 6.394%) due 11/29/2018 ~(f)		600	636
SoQ Sukuk A QSC
2.099% due 01/18/2018		700	701
Springleaf Finance Corp.
5.250% due 12/15/2019		100	104

Standard Chartered PLC
1.700% due 04/17/2018	250	250
State Bank of India
2.252% (US0003M + 0.950%) due 04/06/2020 ~	1,400	1,402
3.250% due 04/18/2018	200	202
3.622% due 04/17/2019	200	204
Sumitomo Mitsui Financial Group, Inc.
2.084% (US0003M + 0.780%) due 07/12/2022 ~	400	400
Sumitomo Mitsui Trust Bank Ltd.
1.826% (US0003M + 0.510%) due 03/06/2019 ~(h)	2,500	2,506
Synchrony Financial
2.541% (US0003M + 1.230%) due 02/03/2020 ~	500	505
2.711% (US0003M + 1.400%) due 11/09/2017 ~	1,600	1,602
UBS Group Funding Switzerland AG
2.768% (US0003M + 1.440%) due 09/24/2020 ~	750	765
3.084% (US0003M + 1.780%) due 04/14/2021 ~	1,550	1,606
Unibail-Rodamco SE
2.074% (US0003M + 0.770%) due 04/16/2019 ~	1,500	1,510
United Overseas Bank Ltd.
2.875% (H15T5Y + 2.300%) due 10/17/2022 ~	200	200
Vonovia Finance BV
3.200% due 10/02/2017	1,900	1,900
Wells Fargo & Co.
7.980% (US0003M + 3.770%) due 03/15/2018 ~(f)	1,300	1,341
Welltower, Inc.
2.250% due 03/15/2018	300	301

		85,435

INDUSTRIALS 26.2%
Allergan Funding SCS
2.390% (US0003M + 1.080%) due 03/12/2018 ~	2,700	2,709
Asciano Finance Ltd.
5.000% due 04/07/2018	500	507
Baidu, Inc.
3.250% due 08/06/2018	200	202
BAT Capital Corp.
2.195% (US0003M + 0.880%) due 08/15/2022 ~	1,700	1,707
Baxalta, Inc.
2.000% due 06/22/2018	300	301
Cardinal Health, Inc.
2.090% (US0003M + 0.770%) due 06/15/2022 ~	1,400	1,407
Central Nippon Expressway Co. Ltd.
2.126% (US0003M + 0.810%) due 03/03/2022 ~	1,500	1,507
2.170% due 08/05/2019	600	599
2.284% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,007
2.369% due 09/10/2018	250	251
2.381% due 09/17/2020	800	796
CNPC General Capital Ltd.
2.750% due 05/14/2019	500	503
Continental Airlines Pass-Through Trust
5.500% due 04/29/2022	165	174
D.R. Horton, Inc.
3.625% due 02/15/2018	500	501
3.750% due 03/01/2019	400	408
DAE Funding LLC
4.000% due 08/01/2020	200	205
Daimler Finance North America LLC
1.931% (US0003M + 0.620%) due 10/30/2019 ~(h)	4,000	4,021
Dell International LLC
4.420% due 06/15/2021	200	210
Delta Air Lines, Inc.
2.875% due 03/13/2020	400	405
Discovery Communications LLC
2.036% (US0003M + 0.710%) due 09/20/2019 ~	300	302
DISH DBS Corp.
4.250% due 04/01/2018	1,500	1,515
DXC Technology Co.
2.266% (US0003M + 0.950%) due 03/01/2021 ~	400	402
Eastern Creation Investment Holdings Ltd.
2.625% due 11/20/2017	350	350
eBay, Inc.
1.791% (US0003M + 0.480%) due 08/01/2019 ~	1,900	1,904
2.181% (US0003M + 0.870%) due 01/30/2023 ~	300	301
2.500% due 03/09/2018	900	904
Ecopetrol S.A.
4.250% due 09/18/2018	500	511
EMC Corp.
1.875% due 06/01/2018	3,300	3,287
2.650% due 06/01/2020	700	693
Energy Transfer LP
2.500% due 06/15/2018	250	251
9.000% due 04/15/2019	400	440

General Electric Co.
6.375% (US0003M + 2.289%) due 11/15/2067 ~		500	502
Georgia-Pacific LLC
2.539% due 11/15/2019		600	605
Goldcorp, Inc.
2.125% due 03/15/2018		200	200
Hewlett Packard Enterprise Co.
2.850% due 10/05/2018		500	505
3.231% (US0003M + 1.930%) due 10/05/2018 ~		750	762
Imperial Brands Finance PLC
2.050% due 02/11/2018		750	750
2.050% due 07/20/2018		1,200	1,201
2.950% due 07/21/2020		950	965
Kinder Morgan, Inc.
2.000% due 12/01/2017		850	850
2.589% (US0003M + 1.280%) due 01/15/2023 ~		300	301
7.250% due 06/01/2018		900	932
KLA-Tencor Corp.
3.375% due 11/01/2019		150	154
Kraft Heinz Foods Co.
2.129% (US0003M + 0.820%) due 08/10/2022 ~		1,500	1,502
Masco Corp.
3.500% due 04/01/2021		200	206
MGM Resorts International
8.625% due 02/01/2019		300	325
Minera y Metalurgica del Boleo S.A. de C.V.
2.875% due 05/07/2019		500	504
Mylan, Inc.
2.600% due 06/24/2018		2,800	2,814
Nabors Industries, Inc.
6.150% due 02/15/2018		210	214
Nissan Motor Acceptance Corp.
2.021% (US0003M + 0.690%) due 09/28/2022 ~		1,100	1,103
2.194% (US0003M + 0.890%) due 01/13/2022 ~(h)		1,800	1,810
NXP BV
5.750% due 03/15/2023		500	523
ONEOK Partners LP
3.200% due 09/15/2018		1,000	1,012
Ooredoo Tamweel Ltd.
3.039% due 12/03/2018		500	505
Origin Energy Finance Ltd.
3.500% due 10/09/2018		200	202
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		200	201
Petrofac Ltd.
3.400% due 10/10/2018 (h)		100	100
Petroleos Mexicanos
9.250% due 03/30/2018		1,600	1,654
Petronas Capital Ltd.
5.250% due 08/12/2019		600	634
QUALCOMM, Inc.
2.041% (US0003M + 0.730%) due 01/30/2023 ~		400	402
QVC, Inc.
3.125% due 04/01/2019		200	202
Reckitt Benckiser Treasury Services PLC
1.888% (US0003M + 0.560%) due 06/24/2022 ~		1,300	1,306
Reynolds American, Inc.
2.300% due 06/12/2018		750	753
4.000% due 06/12/2022		100	106
S&P Global, Inc.
2.500% due 08/15/2018		300	302
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		200	217
6.250% due 03/15/2022		100	113
SFR Group S.A.
5.375% due 05/15/2022	EUR	100	124
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/2019		$700	699
SK Broadband Co. Ltd.
2.875% due 10/29/2018		800	804
SK Telecom Co. Ltd.
2.125% due 05/01/2018		1,000	1,000
Southern Co.
2.035% (US0003M + 0.700%) due 09/30/2020 ~		600	604
2.950% due 07/01/2023		200	201
Spectra Energy Partners LP
2.016% (US0003M + 0.700%) due 06/05/2020 ~		400	403
Telefonica Emisiones S.A.U.
3.192% due 04/27/2018		3,600	3,630
5.462% due 02/16/2021		300	329
Tencent Holdings Ltd.
3.375% due 05/02/2019		500	510

Tesco PLC
5.500% due 11/15/2017		2,945	2,960
Teva Pharmaceutical Finance Netherlands BV
1.400% due 07/20/2018		1,700	1,694
1.700% due 07/19/2019		1,300	1,282
Time Warner Cable LLC
6.750% due 07/01/2018		1,400	1,450
8.750% due 02/14/2019		1,500	1,630
Toll Brothers Finance Corp.
8.910% due 10/15/2017		200	201
Tyson Foods, Inc.
1.764% (US0003M + 0.450%) due 08/21/2020 ~		800	801
Viacom, Inc.
5.625% due 09/15/2019		500	533
VMware, Inc.
2.300% due 08/21/2020		700	702
2.950% due 08/21/2022		200	201
Volkswagen Group of America Finance LLC
1.600% due 11/20/2017		700	700
VW Credit, Inc.
2.250% due 03/23/2018		200	200
Willamette Industries, Inc.
7.000% due 02/01/2018		300	302
Wind Acquisition Finance S.A.
3.669% (EUR003M + 4.000%) due 07/15/2020 ~	EUR	500	593
Woodside Finance Ltd.
4.600% due 05/10/2021		$900	952
Wyndham Worldwide Corp.
2.500% due 03/01/2018		485	486
ZF North America Capital, Inc.
4.000% due 04/29/2020		200	207

			75,915

UTILITIES 7.8%
AT&T, Inc.
2.202% (US0003M + 0.890%) due 02/14/2023 ~		1,100	1,098
2.254% (US0003M + 0.950%) due 07/15/2021 ~		1,700	1,722
BG Energy Capital PLC
6.500% (BPSW5 + 5.336%) due 11/30/2072 ~	GBP	300	406
6.500% (USSW5 + 5.439%) due 11/30/2072 ~		$900	906
BP Capital Markets PLC
2.191% (US0003M + 0.870%) due 09/16/2021 ~(h)		2,000	2,034
China Shenhua Overseas Capital Co. Ltd.
2.500% due 01/20/2018		1,500	1,501
Chugoku Electric Power Co., Inc.
2.701% due 03/16/2020		300	303
Dominion Energy, Inc.
2.125% due 02/15/2018		2,700	2,701
E.ON International Finance BV
5.800% due 04/30/2018		1,400	1,432
Israel Electric Corp. Ltd.
7.700% due 07/15/2018		640	667
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		1,050	1,062
Petrobras Global Finance BV
8.375% due 12/10/2018		500	535
Plains All American Pipeline LP
2.600% due 12/15/2019		500	499
6.500% due 05/01/2018		1,200	1,229
Sinopec Group Overseas Development Ltd.
2.125% due 05/03/2019		2,000	1,996
State Grid Overseas Investment Ltd.
1.750% due 05/22/2018		300	299
TECO Finance, Inc.
1.904% (US0003M + 0.600%) due 04/10/2018 ~		150	150
Telecom Italia Capital S.A.
6.999% due 06/04/2018		1,700	1,757
Verizon Communications, Inc.
2.321% (US0003M + 1.000%) due 03/16/2022 ~		2,200	2,233

			22,530

Total Corporate Bonds & Notes (Cost $182,784)			183,880

MUNICIPAL BONDS & NOTES 1.4%
ARKANSAS 0.0%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
2.217% (US0003M + 0.900%) due 11/25/2043 ~		91	92

CALIFORNIA 0.7%
California Earthquake Authority Revenue Notes, Series 2014
2.805% due 07/01/2019	672	675
California State General Obligation Bonds, Series 2017
2.017% (US0001M + 0.780%) due 04/01/2047 ~	1,300	1,307

		1,982

DISTRICT OF COLUMBIA 0.2%
Georgetown University, District of Columbia Revenue Bonds, (NPFGC Insured), Series 2001
2.160% due 04/01/2029	500	473

UTAH 0.4%
Utah State Board of Regents Revenue Bonds, Series 2011
2.161% due 05/01/2029	1,159	1,163

WASHINGTON 0.1%
Washington Health Care Facilities Authority Revenue Bonds, Series 2017
1.990% (MUNIPSA + 1.050%) due 01/01/2042 ~	300	301

Total Municipal Bonds & Notes (Cost $3,991)		4,011

U.S. GOVERNMENT AGENCIES 1.4%
Fannie Mae
1.338% (LIBOR01M + 0.060%) due 12/25/2036 ~	7	7
1.357% (LIBOR01M + 0.120%) due 03/25/2034 ~	6	6
1.387% (LIBOR01M + 0.150%) due 08/25/2034 ~	1	1
1.437% (LIBOR01M + 0.200%) due 02/25/2037 ~	52	52
1.587% (LIBOR01M + 0.350%) due 05/25/2042 ~	5	5
1.787% (LIBOR01M + 0.550%) due 09/25/2041 ~	104	106
1.817% (LIBOR01M + 0.580%) due 06/25/2041 ~	92	92
1.917% (LIBOR01M + 0.680%) due 12/25/2037 ~	47	47
2.029% (12MTA + 1.200%) due 03/01/2044 ~	16	16
2.030% (12MTA + 1.200%) due 07/01/2044 ~	3	3
3.130% (US0012M + 1.755%) due 10/01/2031 ~	1	1
Freddie Mac
1.277% (LIBOR01M + 0.040%) due 12/25/2036 ~	12	12
1.684% (LIBOR01M + 0.450%) due 09/15/2041 ~	37	37
1.934% (LIBOR01M + 0.700%) due 02/15/2038 ~	45	46
2.030% (12MTA + 1.200%) due 10/25/2044 - 02/25/2045 ~	145	147
2.230% (12MTA + 1.400%) due 07/25/2044 ~	26	27
Ginnie Mae
1.781% (US0001M + 0.550%) due 04/20/2062 ~	260	261
1.831% (US0001M + 0.600%) due 10/20/2065 ~	573	574
1.931% (US0001M + 0.700%) due 02/20/2062 ~	217	218
2.031% (US0001M + 0.800%) due 01/20/2066 ~	461	465
2.074% (US0001M + 0.850%) due 11/20/2066 ~	591	598
2.231% (US0001M + 1.000%) due 01/20/2066 - 03/20/2066 ~	1,405	1,430
2.375% (H15T1Y + 1.500%) due 02/20/2032 ~	5	6
NCUA Guaranteed Notes
1.582% (LIBOR01M + 0.350%) due 12/07/2020 ~	55	55

Total U.S. Government Agencies (Cost $4,169)		4,212

U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2020	5,331	5,357
0.125% due 04/15/2021 (h)	6,403	6,423
0.125% due 04/15/2022	4,026	4,026
U.S. Treasury Notes
1.750% due 09/30/2022	4,400	4,389
1.875% due 07/31/2022 (h)	2,000	1,995
2.375% due 05/15/2027 (h)	12,600	12,649

Total U.S. Treasury Obligations (Cost $34,652)		34,839

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Bancorp Commercial Mortgage Trust
2.657% (LIBOR01M + 1.430%) due 11/15/2033 ~	554	556
Bear Stearns Adjustable Rate Mortgage Trust
3.601% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
3.452% due 09/25/2035 ~	17	15
BX Trust
2.154% (LIBOR01M + 0.920%) due 07/15/2034 ~	300	301
CGMS Commercial Mortgage Trust
2.027% (LIBOR01M + 0.800%) due 07/15/2030 ~	500	501
Citigroup Commercial Mortgage Trust
2.077% due 07/15/2032 ~	500	501

Citigroup Mortgage Loan Trust, Inc.
2.690% (H15T1Y + 2.100%) due 09/25/2035 ~	6	6
Cold Storage Trust
2.234% (LIBOR01M + 1.000%) due 04/15/2036 ~	800	804
Countrywide Commercial Mortgage Trust
6.462% due 11/12/2043 ~	22	22
Countrywide Home Loan Reperforming REMIC Trust
1.577% (US0001M + 0.340%) due 06/25/2035 ~	9	8
Credit Suisse Commercial Mortgage Trust
1.984% (LIBOR01M + 0.750%) due 07/15/2032 ~	1,000	1,002
6.514% due 02/15/2041 ~	109	108
Credit Suisse First Boston Mortgage Securities Corp.
1.831% due 03/25/2032 ~	2	2
3.090% due 06/25/2033 ~	10	9
Great Wolf Trust
2.090% due 09/15/2034 ~	400	400
GreenPoint Mortgage Funding Trust
1.677% (US0001M + 0.440%) due 06/25/2045 ~	23	22
GS Mortgage Securities Corp. Trust
1.934% (LIBOR01M + 0.700%) due 07/15/2032 ~	400	401
GS Mortgage Securities Trust
3.648% due 01/10/2047	500	524
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~	10	10
HarborView Mortgage Loan Trust
1.677% (US0001M + 0.440%) due 05/19/2035 ~	31	29
Impac CMB Trust
1.877% (US0001M + 0.640%) due 03/25/2035 ~	231	226
JPMorgan Chase Commercial Mortgage Securities Corp.
2.064% (LIBOR01M + 0.830%) due 07/15/2034 ~	1,000	1,003
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
1.674% (US0001M + 0.440%) due 12/15/2030 ~	3	3
Merrill Lynch Mortgage Investors Trust
2.237% (US0001M + 1.000%) due 10/25/2035 ~	6	6
MortgageIT Trust
1.877% (US0001M + 0.640%) due 02/25/2035 ~	289	282
Motel 6 Trust
2.154% due 08/15/2034 ~	1,500	1,505
Nomura Resecuritization Trust
2.224% (US0001M + 0.386%) due 12/26/2036 ~	307	303
PFP Ltd.
2.117% due 07/14/2035 +~(a)	300	300
RBSSP Resecuritization Trust
1.734% (US0001M + 0.500%) due 10/26/2036 ~	41	41
3.296% due 10/25/2035 ~	750	761
RFTI Issuer Ltd.
2.984% (LIBOR01M + 1.750%) due 08/15/2030 ~	323	323
Structured Asset Mortgage Investments Trust
1.487% (US0001M + 0.250%) due 07/19/2035 ~	5	5
1.697% (US0001M + 0.460%) due 05/25/2045 ~	36	34
1.897% (US0001M + 0.660%) due 09/19/2032 ~	2	2
WaMu Mortgage Pass-Through Certificates Trust
1.889% (12MTA + 1.000%) due 02/25/2046 ~	18	17
1.889% (12MTA + 1.000%) due 08/25/2046 ~	23	22
2.089% (12MTA + 1.200%) due 11/25/2042 ~	9	8
2.289% (12MTA + 1.400%) due 06/25/2042 ~	2	2
Wells Fargo-RBS Commercial Mortgage Trust
2.428% (LIBOR01M + 1.200%) due 06/15/2045 ~	1,200	1,225

Total Non-Agency Mortgage-Backed Securities (Cost $11,272)		11,292

ASSET-BACKED SECURITIES 15.5%
Atlas Senior Loan Fund Ltd.
2.541% (US0003M + 1.230%) due 01/30/2024 ~	1,523	1,531
AVANT Loans Funding Trust
2.410% due 03/15/2021	183	183
Bayview Opportunity Master Fund Trust
3.105% due 07/28/2032	970	969
3.105% due 08/28/2032	595	596
Bear Stearns Asset-Backed Securities Trust
1.897% (US0001M + 0.660%) due 10/25/2032 ~	1	1
BlueMountain CLO Ltd.
2.201% (US0003M + 0.890%) due 10/29/2025 ~	300	300
Carlyle Global Market Strategies CLO Ltd.
2.467% (US0003M + 1.150%) due 07/27/2026 ~	1,400	1,408
Colony American Finance Ltd.
2.544% due 06/15/2048	212	211
Colony Starwood Homes Trust
2.737% (LIBOR01M + 1.500%) due 07/17/2033 ~	697	707
Commonbond Student Loan Trust
2.550% due 05/25/2041	382	380
Countrywide Asset-Backed Certificates
1.717% (LIBOR01M + 0.480%) due 12/25/2031 ^~	1	1
1.977% (US0001M + 0.740%) due 05/25/2032 ~	1	1

Credit Suisse First Boston Mortgage Securities Corp.
1.977% (US0001M + 0.740%) due 08/25/2032 ~		2	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		556	565
Drug Royalty LP
4.154% (US0003M + 2.850%) due 07/15/2023 ~		132	134
Eagle Ltd.
2.570% due 12/15/2039		78	78
Edsouth Indenture LLC
1.967% (US0001M + 0.730%) due 04/25/2039 ~		106	106
EFS Volunteer LLC
2.164% (US0003M + 0.850%) due 10/25/2035 ~		473	474
Emerson Park CLO Ltd.
2.284% (US0003M + 0.980%) due 07/15/2025 ~		1,000	1,003
Evergreen Credit Card Trust
1.954% (LIBOR01M + 0.720%) due 04/15/2020 ~		1,000	1,003
Figueroa CLO Ltd.
2.575% (US0003M + 1.250%) due 06/20/2027 ~		1,400	1,405
Gallatin CLO Ltd.
2.574% (US0003M + 1.270%) due 07/15/2023 ~		181	181
Gallatin Loan Management
1.000% due 07/15/2027 +(a)		1,300	1,300
GCAT LLC
4.500% due 03/25/2021		299	302
Harbourmaster Pro-Rata CLO BV
0.031% due 09/20/2023	EUR	446	526
Invitation Homes Trust
2.534% (LIBOR01M + 1.300%) due 08/17/2032 ~		$477	481
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~		2,200	2,214
Malin CLO BV
0.000% (EUR003M + 0.195%) due 05/07/2023 ~	EUR	341	403
MASTR Asset-Backed Securities Trust
1.287% (US0001M + 0.050%) due 11/25/2036 ~		$2	1
Navient Private Education Loan Trust
2.650% due 12/15/2028		187	188
Navient Student Loan Trust
2.387% (US0001M + 1.150%) due 03/25/2066 ~		2,170	2,199
2.487% (US0001M + 1.250%) due 06/25/2065 ~		616	629
Northstar Education Finance, Inc.
1.937% (US0001M + 0.700%) due 12/26/2031 ~		75	75
Oaktree CLO Ltd.
2.527% (US0003M + 1.220%) due 10/20/2026 ~		2,000	2,007
OneMain Financial Issuance Trust
2.370% due 09/14/2032		500	498
2.570% due 07/18/2025		663	665
Palmer Square CLO Ltd.
2.524% (US0003M + 1.220%) due 10/17/2027 ~		1,000	1,008
Progress Residential Trust
2.634% (LIBOR01M + 1.400%) due 01/17/2034 ~		600	609
2.734% (LIBOR01M + 1.500%) due 09/17/2033 ~		1,488	1,512
Renaissance Home Equity Loan Trust
1.597% (US0001M + 0.360%) due 11/25/2034 ~		5	4
1.737% (US0001M + 0.500%) due 12/25/2033 ~		20	19
2.117% (US0001M + 0.880%) due 08/25/2033 ~		4	4
SBA Tower Trust
2.898% due 10/15/2044		300	302
SLC Student Loan Trust
1.375% (US0003M + 0.060%) due 05/15/2029 ~		1,074	1,060
1.430% (US0003M + 0.110%) due 03/15/2027 ~		346	345
SLM Student Loan Trust
1.424% (US0003M + 0.110%) due 01/25/2027 ~		1,169	1,168
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~		786	786
2.814% (US0003M + 1.500%) due 04/25/2023 ~		1,592	1,631
SMB Private Education Loan Trust
2.684% (US0001M + 1.450%) due 02/17/2032 ~		200	207
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026		1,108	1,108
Sofi Consumer Loan Program LLC
2.770% due 05/25/2026		344	345
SoFi Professional Loan Program LLC
2.720% due 10/27/2036		299	300
2.832% (US0001M + 1.600%) due 06/25/2025 ~		166	169
Sound Point CLO Ltd.
2.294% (US0003M + 0.990%) due 07/15/2025 ~		985	987
Springleaf Funding Trust
2.680% due 07/15/2030		600	600
Stanwich Mortgage Loan Co.
3.844% due 10/16/2046 ~		350	350
Sunset Mortgage Loan Co. LLC
4.459% due 09/18/2045		67	68

Symphony CLO LP
2.404% (US0003M + 1.100%) due 01/09/2023 ~	223	223
THL Credit Wind River CLO Ltd.
2.484% (US0003M + 1.180%) due 04/18/2026 ~	2,000	2,008
Tralee CLO Ltd.
2.757% (US0003M + 1.450%) due 07/20/2026 ~	250	253
U.S. Residential Opportunity Fund Trust
3.475% due 07/27/2036	151	152
3.598% due 10/27/2036	344	346
Utah State Board of Regents
1.987% (US0001M + 0.750%) due 01/25/2057 ~	2,178	2,185
VOLT LLC
3.125% due 06/25/2047	268	269
3.125% due 09/25/2047	1,200	1,201
3.250% due 05/25/2047	860	864
3.375% due 04/25/2047	525	529
3.375% due 05/28/2047	1,237	1,248
3.500% due 03/25/2047	452	457

Total Asset-Backed Securities (Cost $44,726)		45,044

SOVEREIGN ISSUES 3.5%
Export-Import Bank of India
2.750% due 08/12/2020	600	602
3.875% due 10/02/2019	500	516
Export-Import Bank of Malaysia Bhd.
2.875% due 12/14/2017	200	200
Japan Bank for International Cooperation
1.796% (US0003M + 0.480%) due 06/01/2020 ~	600	600
1.887% (US0003M + 0.570%) due 02/24/2020 ~(h)	2,200	2,208
Japan Finance Organization for Municipalities
2.125% due 03/06/2019	1,000	1,001
2.500% due 09/12/2018 (h)	2,700	2,714
Korea Water Resources Corp.
2.000% due 04/16/2018	1,400	1,399
Tokyo Metropolitan Government
2.500% due 06/08/2022	1,000	1,006

Total Sovereign Issues (Cost $10,234)		10,246

SHORT-TERM INSTRUMENTS 8.1%
CERTIFICATES OF DEPOSIT 2.2%
Bank of Tokyo-Mitsubishi UFJ Ltd.
1.926% due 03/04/2019	1,000	1,001
Barclays Bank PLC
1.781% due 03/16/2018	3,200	3,203
1.827% due 05/17/2018	300	300
First Republic Bank
1.700% due 10/30/2017	2,000	2,000

		6,504

COMMERCIAL PAPER 4.5%
Enbridge Energy Partners LP
2.000% due 10/05/2017	2,800	2,799
Energy Transfer Partners
2.200% due 10/16/2017	3,000	2,997
ENI Finance USA, Inc.
1.980% due 05/07/2018	500	495
Ford Motor Credit Co.
1.950% due 04/12/2018	3,700	3,665
HP, Inc.
1.800% due 03/26/2018	3,000	2,980

		12,936

SHORT-TERM NOTES 0.3%
Hewlett Packard Enterprise Co.
2.450% due 10/05/2017	133	133
TechnipFMC PLC
2.000% due 10/01/2017	600	600

		733

ARGENTINA TREASURY BILLS 1.0%
3.002% due 12/15/2017 - 05/11/2018 (b)(c)	3,000	2,973

U.S. TREASURY BILLS 0.1%
1.032% due 01/04/2018 (c)(d)(k)	275	274

Total Short-Term Instruments (Cost $23,405)		23,420

Total Investments in Securities (Cost $319,023)		320,754

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	112,211	1,109

Total Short-Term Instruments (Cost $1,109)		1,109

Total Investments in Affiliates (Cost $1,109)		1,109

Total Investments 110.9% (Cost $320,132)		$321,863
Financial Derivative Instruments (i)(j) 0.1% (Cost or Premiums, net $350)		285
Other Assets and Liabilities, net (11.0)%		(31,977)

Net Assets 100.0%		$290,171

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lloyds Banking Group PLC	0.000%	10/11/2018	09/18/2017	$800	$800	0.28%
Lloyds Banking Group PLC	0.000	02/04/2019	09/18/2017	700	699	0.24

				$1,500	$1,499	0.52%

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (1)	Settlement Date	Maturity Date		Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BCY	0.000%	05/30/2017	TBD	(2)	$(98)	$(98)
BOS	1.350	09/19/2017	10/03/2017		(520)	(520)
FOB	0.000	09/27/2017	10/06/2017		(5,552)	(5,553)
	0.000	09/28/2017	10/06/2017		(5,685)	(5,686)
SGY	1.200	09/27/2017	10/04/2017		(12,805)	(12,807)
TDM	0.000	09/20/2017	10/03/2017		(2,145)	(2,146)
	1.400	09/20/2017	10/03/2017		(2,635)	(2,636)

Total Reverse Repurchase Agreements						$(29,446)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate (1)	Borrowing Date	Maturity Date		Amount Borrowed (1)	Payable for Sale-Buyback Transactions
GSC	0.850%	09/29/2017	10/02/2017		$(4,450)	$(4,450)
	1.350	09/29/2017	10/02/2017		(2,005)	(2,005)

Total Sale-Buyback Transactions						$(6,455)

(h)	Securities with an aggregate market value of $36,427 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(34,618) at a weighted average interest rate of 1.078%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(2)	Open maturity reverse repurchase agreement.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers Acceptance December Futures	12/2018	235	CAD	46,120	$(83)	$28	$(5)
3-Month Canada Bankers Acceptance June Futures	06/2018	122		23,975	(60)	12	0
3-Month Canada Bankers Acceptance June Futures	06/2019	71		13,921	(3)	9	(1)
3-Month Canada Bankers Acceptance March Futures	03/2019	141		27,658	5	17	(3)
90-Day Eurodollar December Futures	12/2018	66		$16,192	(7)	0	(5)
90-Day Eurodollar June Futures	06/2018	347		85,275	(171)	0	(13)
90-Day Eurodollar March Futures	03/2018	578		142,202	(199)	0	(7)
U.S. Treasury 10-Year Note December Futures	12/2017	29		3,634	(35)	0	(7)

					$(553)	$66	$(41)

Short Futures Contracts
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2019	66		$(16,161)	$11	$7	$0
90-Day Eurodollar June Futures	06/2019	347		(85,054)	235	35	0
90-Day Eurodollar March Futures	03/2019	578		(141,740)	383	50	0
U.S. Treasury 2-Year Note December Futures	12/2017	702		(151,424)	444	88	0
United Kingdom Long Gilt December Futures	12/2017	41	GBP	(6,806)	170	2	(14)

					$1,243	$182	$(14)

Total Futures Contracts					$690	$248	$(55)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (3)	Asset	Liability
CDX.HY-29 5-Year Index	(5.000)%	Quarterly	12/20/2022	$7,300	$(542)	$(39)	$(581)	$0	$(18)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive (4)	3-Month USD-LIBOR	2.000%	Semi-Annual	12/20/2019		$72,700	$446	$(183)	$263	$0	$(47)
Pay (4)	3-Month USD-LIBOR	0.000	Quarterly	06/21/2020		226,000	7	(92)	(85)	0	(8)
Pay (4)	3-Month USD-LIBOR	0.000	Quarterly	05/21/2022		18,600	0	(6)	(6)	0	(2)
Receive (4)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		30,200	(402)	145	(257)	54	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		12,500	1,087	(243)	844	23	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021	MXN	74,100	(168)	19	(149)	0	(8)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		32,800	(3)	14	11	0	(4)

							$967	$(346)	$621	$77	$(69)

Total Swap Agreements							$425	$(385)	$40	$77	$(87)

Cash of $2,009 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This instrument has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2017	$	8,342	AUD	10,623	$0	$(10)
	11/2017	AUD	10,623	$	8,339	10	0
BPS	10/2017		10,623		8,469	136	0
CBK	12/2017	MXN	3,735		206	3	0
GLM	10/2017	GBP	639		827	0	(30)
HUS	10/2017	CAD	11,265		9,035	7	0
JPM	10/2017	EUR	3,148		3,794	73	0
	10/2017	$	1,107	EUR	923	0	(16)
NAB	10/2017		9,325	CAD	11,543	0	(73)
	11/2017	CAD	11,543	$	9,327	74	0
SCX	10/2017		278		229	6	0

Total Forward Foreign Currency Contracts						$309	$(129)

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200%	12/27/2017	$15,300	$(41)	$(44)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.200	12/27/2017	15,300	(34)	(34)

							$(75)	$(78)

Total Written Options							$(75)	$(78)

(k)	Securities with an aggregate market value of $13 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,010	$800	$3,810
Corporate Bonds & Notes
Banking & Finance	0	82,947	2,488	85,435
Industrials	0	75,915	0	75,915
Utilities	0	22,530	0	22,530
Municipal Bonds & Notes
Arkansas	0	92	0	92
California	0	1,982	0	1,982
District of Columbia	0	473	0	473
Utah	0	1,163	0	1,163
Washington	0	301	0	301
U.S. Government Agencies	0	4,212	0	4,212
U.S. Treasury Obligations	0	34,839	0	34,839
Non-Agency Mortgage-Backed Securities	0	10,992	300	11,292
Asset-Backed Securities	0	43,744	1,300	45,044
Sovereign Issues	0	10,246	0	10,246
Short-Term Instruments
Certificates of Deposit	0	6,504	0	6,504
Commercial Paper	0	12,936	0	12,936
Short-Term Notes	0	733	0	733
Argentina Treasury Bills	0	2,973	0	2,973
U.S. Treasury Bills	0	274	0	274
	$0	$315,866	$4,888	$320,754

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,109	$0	$0	$1,109

Total Investments	$1,109	$315,866	$4,888	$321,863

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	248	77	0	325
Over the counter	0	309	0	309
	$248	$386	$0	$634

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(55)	(87)	0	(142)
Over the counter	0	(207)	0	(207)

	$(55)	$(294)	$0	$(349)

Total Financial Derivative Instruments	$193	$92	$0	$285

Totals	$1,302	$315,958	$4,888	$322,148

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 12/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$800	$0	$0	$0	$0	$0	$0	$800	$0
Corporate Bonds & Notes
Banking & Finance	0	2,489	0	1	0	(2)	0	0	2,488	(2)
Industrials	182	0	(10)	(1)	0	3	0	(174)	0	0
Non-Agency Mortgage-Backed Securities	0	300	0	0	0	0	0	0	300	0
Asset-Backed Securities	1,524	1,300	(1,448)	0	1	1	0	(78)	1,300	0

Totals	$1,706	$4,889	$(1,458)	$0	$1	$2	$0	$(252)	$4,888	$(2)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$800	Proxy Pricing	Base Price	100.000
Corporate Bonds & Notes
Banking & Finance	2,488	Proxy Pricing	Base Price	98.903 - 100.000
Non-Agency Mortgage-Backed Securities	300	Proxy Pricing	Base Price	—
Asset-Backed Securities	1,300	Proxy Pricing	Base Price	100.000

Total	$4,888

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Aguila S.A.
TBD% due 02/09/2022	EUR	2,800	$3,349
Avolon Holdings Ltd.
3.486% (LIBOR03M + 2.250%) due 09/20/2020 ~		$2,195	2,204
3.986% (LIBOR03M + 2.750%) due 04/03/2022 ~		13,965	14,009
CenturyLink, Inc.
2.750% due 01/31/2025		14,000	13,593
Endo Luxembourg Finance Co. SARL
5.500% (LIBOR03M + 4.250%) due 04/29/2024 ~		1,995	2,017
Energy Future Intermediate Holding Co. LLC
4.235% (LIBOR03M + 3.000%) due 06/30/2018 ~		2,600	2,615

Total Loan Participations and Assignments (Cost $37,896)			37,787

CORPORATE BONDS & NOTES 35.9%
BANKING & FINANCE 31.8%
Alexandria Real Estate Equities, Inc.
4.300% due 01/15/2026		7,500	7,855
4.500% due 07/30/2029		4,700	4,958
American Honda Finance Corp.
1.669% (US0003M + 0.350%) due 11/05/2021 ~		22,500	22,556
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(b)	EUR	7,700	2,833
Bank of America Corp.
1.971% (US0003M + 0.650%) due 10/01/2021 ~		$15,100	15,152
2.313% (US0003M + 1.000%) due 04/24/2023 ~		22,400	22,608
4.000% due 04/01/2024		10,000	10,570
4.125% due 01/22/2024		5,100	5,431
5.750% due 12/01/2017		10,000	10,069
6.875% due 04/25/2018		31,600	32,514
Bank of New York Mellon Corp.
2.184% (US0003M + 0.870%) due 08/17/2020 ~		16,500	16,796
2.600% due 08/17/2020		16,000	16,241
Bank of Nova Scotia
1.875% due 04/26/2021		21,400	21,144
Barclays Bank PLC
7.625% due 11/21/2022		800	920
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		5,800	5,981
10.179% due 06/12/2021		5,900	7,311
Barclays PLC
2.929% (US0003M + 1.625%) due 01/10/2023 ~		22,600	23,102
3.200% due 08/10/2021		19,900	20,213
3.419% (US0003M + 2.110%) due 08/10/2021 ~		35,200	36,773
BBVA Bancomer S.A.
6.500% due 03/10/2021		6,400	7,088
7.250% due 04/22/2020		6,400	7,056
Bear Stearns Cos. LLC
7.250% due 02/01/2018		11,200	11,409
Blackstone CQP Holdco LP
6.500% due 03/20/2021		34,900	35,423
BRFkredit A/S
1.000% due 01/01/2018	DKK	87,000	13,885
1.000% due 04/01/2018		44,900	7,184
Cantor Fitzgerald LP
6.500% due 06/17/2022		$8,500	9,578
CIT Group, Inc.
3.875% due 02/19/2019		8,360	8,538
5.500% due 02/15/2019		18,358	19,230
Citigroup, Inc.
2.094% (US0003M + 0.790%) due 01/10/2020 ~		22,600	22,776
2.746% (US0003M + 1.430%) due 09/01/2023 ~		1,000	1,026
2.750% due 04/25/2022		13,000	13,044
Cooperatieve Rabobank UA
6.875% due 03/19/2020	EUR	8,200	11,282
11.000% (US0003M + 10.868%) due 06/30/2019 ~(g)		$3,900	4,422
Credit Suisse AG
6.500% due 08/08/2023		4,000	4,530
Credit Suisse Group Funding Guernsey Ltd.
3.450% due 04/16/2021		11,500	11,810
3.594% (US0003M + 2.290%) due 04/16/2021 ~		23,800	25,009
3.800% due 09/15/2022		15,000	15,583
3.800% due 06/09/2023		8,300	8,600
Deutsche Bank AG
2.274% (US0003M + 0.970%) due 07/13/2020 ~		8,100	8,130

2.850% due 05/10/2019		35,600	35,966
3.219% (US0003M + 1.910%) due 05/10/2019 ~		8,800	8,990
4.250% due 10/14/2021		12,200	12,794
Dexia Credit Local S.A.
2.375% due 09/20/2022		34,000	33,920
European Investment Bank
0.500% due 08/10/2023	AUD	2,600	1,744
Ford Motor Credit Co. LLC
2.140% (US0003M + 0.830%) due 03/12/2019 ~		$7,300	7,336
2.145% due 01/09/2018		34,200	34,245
2.240% due 06/15/2018		1,000	1,003
2.375% due 01/16/2018		1,200	1,203
2.943% due 01/08/2019		13,400	13,554
General Motors Financial Co., Inc.
2.234% (US0003M + 0.930%) due 04/13/2020 ~		22,200	22,325
3.150% due 01/15/2020		9,400	9,568
3.200% due 07/13/2020		4,685	4,806
3.700% due 11/24/2020		3,786	3,922
Goldman Sachs Group, Inc.
2.415% (US0003M + 1.100%) due 11/15/2018 ~		5,300	5,349
2.520% (US0003M + 1.200%) due 09/15/2020 ~		8,200	8,359
3.500% due 01/23/2025		3,600	3,655
3.750% due 05/22/2025		17,590	18,108
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		10,000	9,984
GSPA Monetization Trust
6.422% due 10/09/2029 +		7,644	8,771
HCP, Inc.
4.000% due 12/01/2022		4,300	4,526
Hospitality Properties Trust
4.250% due 02/15/2021		6,100	6,358
4.500% due 06/15/2023		4,700	4,987
4.950% due 02/15/2027		13,600	14,268
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		23,900	24,674
3.400% due 03/08/2021		18,600	19,184
3.557% (US0003M + 2.240%) due 03/08/2021 ~		12,000	12,634
ING Bank NV
2.094% (US0003M + 0.780%) due 08/17/2018 ~		9,200	9,252
International Lease Finance Corp.
7.125% due 09/01/2018		7,000	7,331
Jefferies Finance LLC
7.375% due 04/01/2020		600	621
JPMorgan Chase & Co.
2.417% (US0003M + 1.100%) due 06/07/2021 ~		27,600	28,125
2.550% due 03/01/2021		8,200	8,284
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		11,000	11,000
KBC Bank NV
8.000% (USSW5 + 7.097%) due 01/25/2023 ~		6,400	6,516
Lloyds Bank PLC
12.000% (US0003M + 11.756%) due 12/16/2024 ~(g)		56,800	76,992
Lloyds Banking Group PLC
3.000% due 01/11/2022		1,700	1,715
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(g)	GBP	9,600	13,425
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(g)		5,400	8,113
Metropolitan Life Global Funding
1.754% (US0003M + 0.430%) due 12/19/2018 ~		$15,000	15,075
MMcapS Funding Ltd.
1.619% (US0003M + 0.290%) due 12/26/2039 ~		2,499	2,074
Morgan Stanley
2.450% due 02/01/2019		3,000	3,022
Nasdaq, Inc.
1.713% (US0003M + 0.390%) due 03/22/2019 ~		22,600	22,615
National Australia Bank Ltd.
2.250% due 03/16/2021		19,100	19,116
Nationwide Building Society
4.000% due 09/14/2026		6,800	6,776
Navient Corp.
8.450% due 06/15/2018		12,200	12,743
Nordea Hypotek AB
2.250% due 06/19/2019	SEK	587,200	75,075
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2018	DKK	649,600	103,977
2.000% due 01/01/2018		82,700	13,214
Nykredit Realkredit A/S
1.000% due 01/01/2018		201,200	32,064
1.000% due 04/01/2018		980,531	156,950
1.000% due 07/01/2018		221,500	35,571
2.000% due 04/01/2018		68,700	11,050
2.000% due 07/01/2018		169,300	27,392
4.000% due 01/01/2018		23,400	3,749
Piper Jaffray Cos.
5.060% due 10/09/2018		$6,000	6,140
Preferred Term Securities Ltd.
1.820% (US0003M + 0.500%) due 03/23/2035 ~		18,417	16,575

2.189% (US0003M + 0.860%) due 07/03/2033 ~		4,000	3,460
Public Storage
3.094% due 09/15/2027		12,500	12,471
Realkredit Danmark A/S
1.000% due 01/01/2018	DKK	156,500	24,946
1.000% due 04/01/2018		1,478,900	236,693
2.000% due 01/01/2018		15,600	2,492
2.000% due 04/01/2018		551,800	88,728
Realty Income Corp.
3.000% due 01/15/2027		$7,600	7,250
Royal Bank of Canada
2.300% due 03/22/2021		19,300	19,372
Royal Bank of Scotland Group PLC
6.990% (US0003M + 2.670%) due 10/05/2017 ~(g)		31,200	35,646
Santander Holdings USA, Inc.
2.700% due 05/24/2019		6,700	6,755
2.767% (US0003M + 1.450%) due 11/24/2017 ~		11,800	11,824
Santander UK Group Holdings PLC
2.875% due 08/05/2021		7,100	7,141
Skandinaviska Enskilda Banken AB
3.000% due 06/19/2019	SEK	186,000	24,057
Society of Lloyd’s
4.750% due 10/30/2024	GBP	1,800	2,677
Springleaf Finance Corp.
6.125% due 05/15/2022		$19,200	20,382
Sumitomo Mitsui Financial Group, Inc.
2.934% due 03/09/2021		19,300	19,622
Sumitomo Mitsui Trust Bank Ltd.
1.950% due 09/19/2019		13,900	13,871
2.050% due 03/06/2019		12,000	12,012
Sveriges Sakerstallda Obligationer AB
4.000% due 09/18/2019	SEK	309,000	41,051
Toronto-Dominion Bank
2.250% due 03/15/2021		$1,900	1,902
2.500% due 01/18/2023		22,000	22,144
UBS AG
1.637% (US0003M + 0.320%) due 12/07/2018 ~		16,300	16,329
1.897% (US0003M + 0.580%) due 06/08/2020 ~		31,200	31,337
2.166% (US0003M + 0.850%) due 06/01/2020 ~		3,400	3,442
5.125% due 05/15/2024		1,700	1,818
7.625% due 08/17/2022		3,700	4,371
UBS Group Funding Switzerland AG
3.000% due 04/15/2021		21,700	22,012
4.125% due 04/15/2026		15,000	15,765
Ventas Realty LP
3.250% due 10/15/2026		4,300	4,192
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	4,400	5,202
Washington Prime Group LP
5.950% due 08/15/2024		$19,000	19,406
Wells Fargo & Co.
7.980% (US0003M + 3.770%) due 03/15/2018 ~(g)		37,900	39,084
Wells Fargo Bank N.A.
1.966% (US0003M + 0.650%) due 12/06/2019 ~		11,500	11,617

			2,384,486

INDUSTRIALS 2.2%
AbbVie, Inc.
3.200% due 05/14/2026		1,600	1,606
Altice Financing S.A.
6.625% due 02/15/2023		1,300	1,381
Amazon.com, Inc.
2.800% due 08/22/2024		8,600	8,626
American Airlines Pass Through Trust
3.000% due 04/15/2030		8,500	8,457
3.250% due 04/15/2030		7,000	6,948
AP Moller - Maersk A/S
2.550% due 09/22/2019		4,800	4,829
BAT Capital Corp.
2.764% due 08/15/2022		11,500	11,574
3.222% due 08/15/2024		9,100	9,132
3.557% due 08/15/2027		1,900	1,910
Baxalta, Inc.
4.000% due 06/23/2025		6,320	6,638
Dell International LLC
5.450% due 06/15/2023		13,100	14,385
EMC Corp.
2.650% due 06/01/2020		11,200	11,091
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,700	1,704
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		630	639
Kinder Morgan, Inc.
2.000% due 12/01/2017		15,700	15,706

Melco Resorts Finance Ltd.
4.875% due 06/06/2025	2,000	2,014
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	2,946	3,137
Oracle Corp.
1.900% due 09/15/2021	10,000	9,931
Philip Morris International, Inc.
2.375% due 08/17/2022	21,600	21,516
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	4,600	4,860
Southern Co.
2.350% due 07/01/2021	15,100	15,026
Wynn Las Vegas LLC
5.500% due 03/01/2025	5,200	5,428

		166,538

UTILITIES 1.9%
AT&T, Inc.
1.954% (US0003M + 0.650%) due 01/15/2020 ~	14,700	14,776
2.254% (US0003M + 0.950%) due 07/15/2021 ~	18,500	18,743
3.400% due 05/15/2025	13,900	13,700
Genesis Energy LP
6.750% due 08/01/2022	4,500	4,624
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	1,099	1,111
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(b)	14,300	9,330
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(b)(h)	3,271	1,194
6.750% due 10/01/2023 ^(b)(h)	1,654	600
Petrobras Global Finance BV
6.125% due 01/17/2022	13,400	14,439
Verizon Communications, Inc.
2.946% due 03/15/2022	3,416	3,477
3.376% due 02/15/2025	53,814	54,178
3.500% due 11/01/2024	7,800	7,951

		144,123

Total Corporate Bonds & Notes (Cost $2,574,283)		2,695,147

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	6,600	10,120
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	400	452

		10,572

ILLINOIS 0.2%
Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	14,300	15,494

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	435	440

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024 (d)	12,540	9,899

Total Municipal Bonds & Notes (Cost $33,388)		36,405

U.S. GOVERNMENT AGENCIES 44.2%
Fannie Mae
1.297% (LIBOR01M + 0.060%) due 12/25/2036 - 07/25/2037 ~	1,202	1,181
1.487% (LIBOR01M + 0.250%) due 05/25/2037 ~	85	86
1.532% (LIBOR01M + 0.300%) due 03/25/2044 ~	6,591	6,540
1.587% (US0001M + 0.350%) due 03/25/2044 ~	734	734
1.647% (LIBOR01M + 0.410%) due 09/25/2035 ~	447	449
1.682% (LIBOR01M + 0.450%) due 09/25/2046 ~	6,084	6,101
1.859% due 08/25/2055 ~(a)	22,728	1,320
1.937% (LIBOR01M + 0.700%) due 10/25/2037 ~	675	684
2.030% (12MTA + 1.200%) due 06/01/2043 - 07/01/2044 ~	1,054	1,073
2.230% (12MTA + 1.400%) due 09/01/2040 ~	3	3
2.310% due 08/01/2022	4,700	4,719
2.475% due 04/01/2019 (j)	13,862	13,964
2.670% due 08/01/2022	729	743
2.700% (US0006M + 1.325%) due 04/01/2035 ~	1,462	1,507
2.781% (H15T1Y + 2.123%) due 01/01/2025 ~	3	3
2.849% (H15T1Y + 2.211%) due 09/01/2039 ~	19	19

2.870% due 09/01/2027	6,700	6,748
3.000% due 09/01/2020 - 10/01/2028	2,424	2,496
3.000% due 06/01/2030 (j)	68,946	71,068
3.194% (US0012M + 1.444%) due 08/01/2035 ~	416	434
3.215% (US0012M + 1.840%) due 09/01/2035 ~	84	89
3.288% due 05/25/2035 ~	154	163
3.330% due 11/01/2021	1,251	1,302
3.422% (US0012M + 1.732%) due 05/01/2038 ~(j)	12,888	13,628
3.500% due 08/01/2029 - 09/01/2029	689	718
3.662% (US0012M + 1.912%) due 08/01/2035 ~	31	32
3.708% (COF 11 + 1.250%) due 10/01/2032 ~	211	222
3.805% (COF 11 + 1.250%) due 11/01/2035 ~	37	39
4.000% due 01/01/2026 - 01/01/2046	1,469	1,557
4.304% (COF 11 + 1.926%) due 12/01/2036 ~	309	328
4.500% due 08/01/2018 - 10/01/2046	28,539	30,731
4.768% (COF 11 + 1.737%) due 09/01/2034 ~	165	175
5.000% due 01/01/2023 - 08/01/2044	9,325	10,232
5.500% due 09/01/2019 - 09/01/2041	22,100	24,629
6.000% due 10/01/2017 - 02/01/2039	7,330	8,298
6.500% due 11/01/2034	25	28
7.000% due 04/25/2023 - 06/01/2032	325	360
Fannie Mae, TBA
3.000% due 10/01/2047 - 11/01/2047	696,000	697,623
3.500% due 10/01/2032 - 12/01/2047	1,009,000	1,039,033
4.000% due 10/01/2047 - 11/01/2047	732,000	770,186
4.500% due 10/01/2047	64,000	68,682
5.000% due 10/01/2047	1,500	1,636
5.500% due 10/01/2047	12,500	13,834
6.000% due 10/01/2047	4,000	4,504
Freddie Mac
1.405% due 08/25/2022 ~(a)	54,817	2,834
1.684% (LIBOR01M + 0.450%) due 11/15/2030 ~	3	3
1.734% (LIBOR01M + 0.500%) due 09/15/2030 ~	5	5
1.954% (LIBOR01M + 0.720%) due 05/15/2037 ~	246	249
2.030% (12MTA + 1.200%) due 02/25/2045 ~	188	190
4.000% due 04/01/2029 - 10/01/2041	5,334	5,658
4.500% due 03/01/2029 - 09/01/2041	2,687	2,885
5.500% due 10/01/2034 - 10/01/2038	2,359	2,636
6.000% due 02/01/2033 - 05/01/2040	4,062	4,611
6.500% due 04/15/2029 - 10/01/2037	42	46
7.000% due 06/15/2023	161	175
7.500% due 07/15/2030 - 03/01/2032	48	56
8.500% due 08/01/2024	2	3
Freddie Mac, TBA
3.500% due 10/01/2047 - 11/01/2047	97,000	99,881
4.000% due 10/01/2047	91,000	95,792
4.500% due 10/01/2047	48,900	52,422
6.000% due 10/01/2047	1,000	1,125
Ginnie Mae
1.681% (US0001M + 0.450%) due 08/20/2066 ~	10,536	10,549
1.831% (US0001M + 0.600%) due 07/20/2065 - 08/20/2065 ~	31,576	31,524
1.834% (LIBOR01M + 0.600%) due 02/16/2030 ~	42	42
1.881% (US0001M + 0.650%) due 07/20/2063 ~	18,657	18,735
2.001% (US0001M + 0.770%) due 10/20/2066 ~	12,608	12,697
2.031% (US0001M + 0.800%) due 06/20/2066 ~	6,856	6,913
2.061% (US0001M + 0.830%) due 08/20/2066 ~	18,962	19,149
2.125% (H15T1Y + 1.500%) due 07/20/2030 ~	3	3
2.231% (US0001M + 1.000%) due 01/20/2066 ~	5,071	5,163
2.250% (H15T1Y + 1.500%) due 10/20/2029 - 11/20/2029 ~	50	52
2.375% (H15T1Y + 1.500%) due 02/20/2027 - 02/20/2032 ~	132	137
2.480% (US0012M + 0.750%) due 06/20/2067 ~	694	714
2.550% (US0012M + 0.750%) due 04/20/2067 ~	13,975	14,426
2.625% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2030 ~	25	27
3.000% due 03/15/2045 - 08/15/2045	12,171	12,344
4.209% due 09/20/2066 ~	23,176	25,653
6.000% due 12/15/2038 - 11/15/2039	33	37
Ginnie Mae, TBA
3.500% due 11/01/2047	13,000	13,492
4.000% due 10/01/2047 - 11/01/2047	63,500	66,870
Small Business Administration
5.130% due 09/01/2023	7	7
6.290% due 01/01/2021	7	8

Total U.S. Government Agencies (Cost $3,315,682)		3,315,014

U.S. TREASURY OBLIGATIONS 21.8%
U.S. Treasury Bonds
2.250% due 08/15/2046	30,000	26,361
2.500% due 02/15/2045 (j)(n)	7,100	6,620
2.750% due 08/15/2042 (j)	49,200	48,593
2.750% due 11/15/2042 (j)	64,200	63,350
2.750% due 08/15/2047 (j)	2,600	2,542
2.875% due 05/15/2043 (j)(l)	48,400	48,768
3.000% due 11/15/2044	26,200	26,986
3.000% due 05/15/2047	52,600	54,096

3.125% due 02/15/2042 (j)		9,800	10,361
3.125% due 02/15/2043 (j)(l)(n)		9,800	10,336
3.125% due 08/15/2044 (j)		95,100	100,282
3.375% due 05/15/2044 (j)		249,200	274,592
3.625% due 08/15/2043 (j)(l)		52,880	60,647
3.750% due 11/15/2043		37,800	44,287
4.250% due 05/15/2039 (j)(l)		6,200	7,754
4.375% due 11/15/2039		18,100	23,027
4.375% due 05/15/2040 (j)(n)		4,200	5,352
4.500% due 08/15/2039		9,700	12,539
4.625% due 02/15/2040 (n)		4,500	5,921
U.S. Treasury Inflation Protected Securities (f)
0.750% due 02/15/2042		4,658	4,501
2.500% due 01/15/2029		63,505	76,671
3.875% due 04/15/2029		17,719	24,112
U.S. Treasury Notes
1.750% due 09/30/2022 (l)(n)		45,000	44,578
1.750% due 09/30/2022		1,700	1,695
1.875% due 07/31/2022 (j)(l)(n)		52,900	52,774
1.875% due 08/31/2022		17,000	16,953
2.000% due 08/31/2021 (l)(n)		1,400	1,411
2.000% due 09/30/2024		175,600	175,092
2.250% due 11/15/2024 (j)(l)(n)		85,100	85,509
2.250% due 11/15/2025 (l)(n)		3,900	3,899
2.250% due 08/15/2027 (j)		169,060	167,855
2.375% due 08/15/2024 (l)(n)		13,700	13,890
2.375% due 05/15/2027 (j)		81,900	82,218
2.500% due 05/15/2024 (l)(n)		26,500	27,098
2.750% due 02/15/2024 (l)(n)		28,700	29,803

Total U.S. Treasury Obligations (Cost $1,626,900)			1,640,473

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.6%
Alba PLC
0.503% (BP0003M + 0.170%) due 03/17/2039 ~	GBP	13,209	16,946
American Home Mortgage Investment Trust
3.453% (US0006M + 2.000%) due 02/25/2045 ~		$616	632
6.200% due 06/25/2036		12,806	5,709
BAMLL Commercial Mortgage Securities Trust
4.227% (LIBOR01M + 3.000%) due 12/15/2033 ~		19,500	19,861
Banc of America Funding Trust
3.333% due 05/25/2035 ~		603	632
6.000% due 03/25/2037 ^		4,282	3,857
Banc of America Mortgage Trust
3.629% due 03/25/2035 ~		5,190	5,087
3.915% due 05/25/2033 ~		647	660
6.500% due 10/25/2031		62	65
Barclays Commercial Mortgage Securities Trust
2.477% (LIBOR01M + 1.250%) due 05/15/2032 ~		4,782	4,789
BCAP LLC Trust
5.028% due 03/26/2037		774	764
Bear Stearns Adjustable Rate Mortgage Trust
2.779% due 11/25/2030 ~		1	1
2.910% (H15T1Y + 2.250%) due 02/25/2036 ~		95	95
2.979% due 02/25/2033 ~		8	8
3.092% due 04/25/2033 ~		135	136
3.260% (H15T1Y + 2.450%) due 03/25/2035 ~		1,998	2,022
3.551% due 02/25/2033 ~		27	26
3.560% due 01/25/2034 ~		338	345
3.600% due 11/25/2034 ~		1,681	1,643
3.633% due 04/25/2034 ~		643	648
3.663% due 01/25/2035 ~		152	153
3.673% due 01/25/2035 ~		345	342
3.743% due 07/25/2034 ~		690	675
Bear Stearns ALT-A Trust
3.452% due 09/25/2035 ~		1,095	978
3.564% due 05/25/2035 ~		1,830	1,844
3.592% due 05/25/2036 ^~		2,875	2,165
Bear Stearns Commercial Mortgage Securities Trust
5.700% due 06/11/2050		583	583
Bear Stearns Structured Products, Inc. Trust
3.359% due 01/26/2036 ~		2,437	2,168
3.435% due 12/26/2046 +~		1,508	1,327
Business Mortgage Finance PLC
2.280% (BP0003M + 2.000%) due 02/15/2041 ~	GBP	4,060	5,329
BX Trust
2.154% (LIBOR01M + 0.920%) due 07/15/2034 ~		$18,700	18,756
CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		7,337	7,639
Chase Mortgage Finance Trust
3.141% due 01/25/2036 ^~		3,059	2,823
Citigroup Mortgage Loan Trust
5.500% due 12/25/2035		4,245	3,627
Citigroup Mortgage Loan Trust, Inc.
3.189% due 05/25/2035 ~		931	941

3.630% (H15T1Y + 2.400%) due 10/25/2035 ~		226	228
Countrywide Alternative Loan Trust
1.407% (US0001M + 0.170%) due 05/25/2047 ~		2,665	2,417
1.417% (US0001M + 0.180%) due 05/25/2047 ~		1,662	1,607
1.426% (US0001M + 0.190%) due 09/20/2046 ~		9,852	8,184
1.427% (US0001M + 0.190%) due 09/25/2046 ^~		21,999	19,717
1.437% (US0001M + 0.200%) due 05/25/2036 ~		1,460	1,249
1.446% (US0001M + 0.210%) due 05/20/2046 ^~		7,991	6,816
1.537% (US0001M + 0.300%) due 08/25/2035 ~		10,741	9,943
1.566% (US0001M + 0.330%) due 11/20/2035 ~		7,467	7,024
2.237% (US0001M + 1.000%) due 08/25/2035 ^~		4,794	3,510
6.000% due 02/25/2037 ^		9,356	7,080
Countrywide Home Loan Mortgage Pass-Through Trust
3.165% due 11/25/2034 ~		1,397	1,392
3.358% due 02/20/2035 ~		1,517	1,534
3.462% (US0012M + 1.750%) due 02/20/2036 ^~		392	350
6.000% due 03/25/2037 ^		2,316	2,064
Credit Suisse First Boston Mortgage Securities Corp.
5.066% due 06/25/2032 ~		17	17
Deutsche ALT-A Securities, Inc.
1.387% (US0001M + 0.150%) due 03/25/2037 ^~		6,365	5,803
1.737% (US0001M + 0.500%) due 02/25/2035 ~		367	355
Eurosail PLC
0.452% (BP0003M + 0.150%) due 03/13/2045 ~	GBP	2,208	2,902
0.462% (BP0003M + 0.160%) due 03/13/2045 ~		8,332	11,009
First Horizon Alternative Mortgage Securities Trust
3.005% due 08/25/2035 ^~		$3,684	3,340
First Horizon Mortgage Pass-Through Trust
3.291% due 10/25/2035 ^~		3,449	3,312
First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031		1	1
Fort Cre LLC
2.737% (LIBOR01M + 1.500%) due 05/21/2036 ~		4,721	4,726
Great Hall Mortgages PLC
1.451% (US0003M + 0.130%) due 06/18/2039 ~		4,731	4,623
GS Mortgage Securities Corp.
3.120% due 05/10/2050		13,800	14,178
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		11,100	11,142
3.203% due 02/10/2029		5,700	5,831
3.980% due 02/10/2029		17,850	18,541
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		3,137	3,147
GSR Mortgage Loan Trust
3.204% due 09/25/2035 ~		2,852	2,915
3.407% due 11/25/2035 ~		705	697
HarborView Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 01/19/2038 ~		4,570	4,328
1.487% (US0001M + 0.250%) due 01/19/2036 ~		9,552	7,595
1.677% (US0001M + 0.440%) due 05/19/2035 ~		436	410
1.897% (US0001M + 0.660%) due 01/19/2035 ~		3,807	2,931
1.987% (US0001M + 0.750%) due 10/19/2035 ~		3,477	3,005
3.573% due 07/19/2035 ~		1,499	1,336
3.934% due 12/19/2035 ^~		3,864	3,329
Hilton USA Trust
2.828% due 11/05/2035		15,000	14,985
IndyMac Adjustable Rate Mortgage Trust
2.222% due 01/25/2032 ~		1	1
IndyMac Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~		5,147	4,710
3.377% due 06/25/2036 ~		8,326	7,400
3.448% due 11/25/2037 ~		2,791	2,753
JPMorgan Mortgage Trust
3.224% due 06/25/2035 ~		510	512
3.558% due 10/25/2036 ^~		5,157	4,568
3.600% due 08/25/2034 ~		3,076	3,112
5.750% due 01/25/2036 ^		592	514
Landmark Mortgage Securities PLC
0.575% (BP0003M + 0.280%) due 04/17/2044 ~	GBP	23,765	30,480
Marche Mutui SRL
1.921% (EUR003M + 2.250%) due 01/27/2064 ~	EUR	378	447
MASTR Adjustable Rate Mortgages Trust
1.629% (12MTA + 0.740%) due 01/25/2047 ^~		$3,731	2,914
Merrill Lynch Mortgage Investors Trust
1.487% (US0001M + 0.250%) due 11/25/2035 ~		84	81
2.237% (US0001M + 1.000%) due 10/25/2035 ~		358	344
3.135% due 04/25/2035 ~		3,332	3,218
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		3,200	3,279
3.557% due 12/15/2047		7,500	7,835
Morgan Stanley Mortgage Loan Trust
3.273% due 07/25/2035 ^~		4,079	3,822
MSSG Trust
3.397% due 09/13/2039		18,100	18,484
Prime Mortgage Trust
1.637% (US0001M + 0.400%) due 02/25/2034 ~		100	96

1.737% (US0001M + 0.500%) due 02/25/2035 ~	4,203	3,986
RBSSP Resecuritization Trust
2.995% due 12/25/2035 ~	20,528	21,008
Residential Accredit Loans, Inc. Trust
1.337% (US0001M + 0.100%) due 05/25/2037 ~	11,186	10,315
1.422% (US0001M + 0.185%) due 08/25/2036 ~	7,830	7,206
2.637% (US0001M + 1.400%) due 08/25/2036 ^~	6,330	5,751
4.242% due 12/25/2035 ~	598	549
6.000% due 09/25/2036	1,122	1,005
6.000% due 02/25/2037 ^	26,260	23,702
6.500% due 09/25/2036 ^	7,246	5,589
Residential Asset Securitization Trust
1.687% (US0001M + 0.450%) due 10/25/2035 ~	2,126	1,768
Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035	2,320	2,275
6.000% due 06/25/2037 ^	3,446	3,312
RFTI Issuer Ltd.
2.984% (LIBOR01M + 1.750%) due 08/15/2030 ~	9,432	9,430
Structured Adjustable Rate Mortgage Loan Trust
1.437% (US0001M + 0.200%) due 04/25/2047 ~	2,527	2,045
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 09/25/2047 ^~	3,733	3,367
1.487% (US0001M + 0.250%) due 07/19/2035 ~	1,788	1,746
1.897% (US0001M + 0.660%) due 09/19/2032 ~	28	28
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.282% due 07/25/2032 ~	3	3
Suntrust Adjustable Rate Mortgage Loan Trust
3.547% due 02/25/2037 ^~	3,247	2,935
Thornburg Mortgage Securities Trust
2.978% (LIBOR01M + 1.250%) due 06/25/2047 ^~	14,085	12,836
3.068% (US0012M + 1.300%) due 03/25/2037 ~	1,748	1,540
Wachovia Mortgage Loan Trust LLC
3.534% due 05/20/2036 ^~	3,731	3,390
WaMu Mortgage Pass-Through Certificates Trust
1.487% (US0001M + 0.250%) due 02/25/2045 ~	12,619	12,407
1.527% (US0001M + 0.290%) due 10/25/2045 ~	410	412
2.089% (12MTA + 1.200%) due 11/25/2042 ~	194	185
2.289% (12MTA + 1.400%) due 08/25/2042 ~	442	429
2.859% due 12/25/2036 ^~	416	406
2.880% due 05/25/2037 ^~	5,455	4,639
3.321% due 07/25/2037 ^~	3,176	2,974
Washington Mutual Mortgage Pass-Through Certificates Trust
5.750% due 01/25/2036 ^	5,046	4,556
Wells Fargo Mortgage-Backed Securities Trust
3.035% due 12/25/2034 ~	712	724
3.127% due 01/25/2035 ~	815	833
3.177% due 03/25/2036 ~	1,253	1,269
3.304% due 07/25/2036 ^~	6,748	6,584

Total Non-Agency Mortgage-Backed Securities (Cost $551,063)		570,623

ASSET-BACKED SECURITIES 11.8%
Accredited Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 02/25/2037 ~	1,931	1,924
1.497% (US0001M + 0.260%) due 09/25/2036 ~	10,265	10,010
ALESCO Preferred Funding Ltd.
1.658% (LIBOR03M + 0.330%) due 12/23/2036 ~	5,978	4,902
1.668% (LIBOR03M + 0.340%) due 09/23/2036 ~	9,019	7,441
2.078% (US0003M + 0.750%) due 09/23/2038 ~	6,392	5,625
Allegro CLO Ltd.
2.531% (US0003M + 1.220%) due 01/30/2026 ~	10,000	10,047
AmeriCredit Automobile Receivables Trust
1.534% (US0001M + 0.300%) due 05/18/2020 ~	3,157	3,158
Anchorage Capital CLO Ltd.
2.454% (US0003M + 1.140%) due 07/28/2026 ~	5,550	5,577
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	20,476	8,924
1.427% (US0001M + 0.190%) due 03/25/2036 ~	7,087	4,035
Avery Point CLO Ltd.
2.414% (US0003M + 1.100%) due 04/25/2026 ~	12,300	12,355
Bear Stearns Asset-Backed Securities Trust
1.387% (US0001M + 0.150%) due 11/25/2036 ~	14,653	14,235
1.397% (US0001M + 0.160%) due 08/25/2036 ~	1,602	1,644
2.362% (US0001M + 1.125%) due 02/25/2035 ~	9,220	9,279
Cent CLO Ltd.
2.527% (US0003M + 1.210%) due 07/27/2026 ~	17,900	17,970
Chase Issuance Trust
1.534% (LIBOR01M + 0.300%) due 01/18/2022 ~	14,900	14,975
CIFC Funding Ltd.
2.517% (US0003M + 1.200%) due 05/24/2026 ~	20,000	20,125
Citigroup Mortgage Loan Trust
1.857% (US0001M + 0.620%) due 12/25/2035 ~	1,415	1,421
Countrywide Asset-Backed Certificates
1.377% (US0001M + 0.140%) due 06/25/2047 ^~	3,994	3,209
1.387% (US0001M + 0.150%) due 01/25/2037 ~	1,450	1,447

1.407% (US0001M + 0.170%) due 06/25/2037 ~		6,189	6,175
1.457% (US0001M + 0.220%) due 06/25/2047 ~		16,837	13,864
1.467% (US0001M + 0.230%) due 05/25/2037 ~		7,700	5,705
1.637% (US0001M + 0.400%) due 06/25/2036 ~		6,900	6,758
1.987% (US0001M + 0.750%) due 05/25/2034 ~		3,536	3,539
Countrywide Asset-Backed Certificates Trust
2.037% (US0001M + 0.800%) due 08/25/2047 ~		2,075	2,044
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021		18,266	18,570
Credit-Based Asset Servicing and Securitization LLC
1.297% (US0001M + 0.060%) due 11/25/2036 ~		456	288
ECMC Group Student Loan Trust
2.287% (US0001M + 1.050%) due 05/25/2067 ~		10,440	10,453
EMC Mortgage Loan Trust
1.974% (US0001M + 0.370%) due 05/25/2040 ~		128	120
First Franklin Mortgage Loan Trust
1.717% (US0001M + 0.480%) due 12/25/2035 ~		4,652	4,680
1.727% (US0001M + 0.490%) due 09/25/2035 ~		1,214	1,222
Flagship Credit Auto Trust
1.850% due 07/15/2021		5,808	5,806
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~		19,100	19,147
Fremont Home Loan Trust
1.297% (US0001M + 0.060%) due 01/25/2037 ~		82	47
1.647% (US0001M + 0.410%) due 11/25/2035 ~		8,400	6,801
Golden Credit Card Trust
1.634% (LIBOR01M + 0.400%) due 02/15/2021 ~		15,000	15,058
GoldenTree Loan Opportunities Ltd.
2.681% (US0003M + 1.370%) due 10/29/2026 ~		6,300	6,362
GSAA Trust
5.995% due 03/25/2046 ^~		11,072	8,095
GSAMP Trust
1.327% (US0001M + 0.090%) due 06/25/2036 ~		5,040	3,335
Halcyon Loan Advisors Funding Ltd.
2.413% (US0003M + 1.100%) due 10/22/2025 ~		22,400	22,400
Hildene CLO Ltd.
2.486% (US0003M + 1.180%) due 07/19/2026 ~		21,900	21,998
Home Equity Loan Trust
1.467% (US0001M + 0.230%) due 04/25/2037 ~		20,000	17,573
Home Equity Mortgage Loan Asset-Backed Trust
1.377% (US0001M + 0.140%) due 11/25/2036 ~		8,102	7,590
Hyundai Auto Lease Securitization Trust
1.514% (US0001M + 0.280%) due 12/16/2019 ~		6,900	6,907
ICG U.S. CLO Ltd.
2.494% (US0003M + 1.190%) due 10/15/2026 ~		18,200	18,264
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~		10,000	10,047
JPMorgan Mortgage Acquisition Corp.
1.627% (US0001M + 0.390%) due 05/25/2035 ~		4,700	4,391
1.647% (US0001M + 0.410%) due 10/25/2035 ^~		7,500	7,216
JPMorgan Mortgage Acquisition Trust
1.497% (US0001M + 0.260%) due 03/25/2037 ~		2,000	1,895
Lehman XS Trust
1.417% (US0001M + 0.180%) due 06/25/2036 ~		3,523	2,759
Lockwood Grove CLO Ltd.
2.784% (US0003M + 1.470%) due 04/25/2025 ~		15,000	15,098
Long Beach Mortgage Loan Trust
4.237% (US0001M + 3.000%) due 11/25/2032 ~		22	22
MASTR Asset-Backed Securities Trust
1.477% (US0001M + 0.240%) due 03/25/2036 ~		6,780	4,926
1.527% (US0001M + 0.290%) due 12/25/2035 ~		6,505	6,406
Merrill Lynch Mortgage Investors Trust
1.397% (US0001M + 0.160%) due 05/25/2037 ~		25,799	19,709
Morgan Stanley ABS Capital, Inc. Trust
1.487% (US0001M + 0.250%) due 08/25/2036 ~		16,445	10,081
Mountain Hawk CLO Ltd.
2.504% (US0003M + 1.200%) due 04/18/2025 ~		13,000	13,050
MP CLO Ltd.
2.554% (US0003M + 1.250%) due 07/18/2026 ~		19,100	19,187
Navient Private Education Loan Trust
2.734% (US0001M + 1.500%) due 01/16/2035 ~		9,218	9,290
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~		22,900	23,013
Nissan Auto Receivables Owner Trust
1.534% (US0001M + 0.300%) due 04/15/2019 ~		6,576	6,581
NovaStar Mortgage Funding Trust
1.477% (US0001M + 0.240%) due 11/25/2036 ~		3,429	1,712
Option One Mortgage Loan Trust
1.457% (US0001M + 0.220%) due 05/25/2037 ~		13,782	10,242
Option One Mortgage Loan Trust Asset-Backed Certificates
1.697% (US0001M + 0.460%) due 11/25/2035 ~		14,500	13,283
OZLM Funding Ltd.
2.434% (US0003M + 1.130%) due 01/17/2026 ~		12,000	12,065
Panther CDO BV
0.044% (EUR006M + 0.286%) due 10/15/2084 ~	EUR	4,574	5,411

Popular ABS Mortgage Pass-Through Trust
5.507% due 05/25/2035		$9,001	8,103
RAAC Trust
1.577% (US0001M + 0.340%) due 02/25/2036 ~		1,400	1,393
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036		21,176	12,039
Residential Asset Securities Corp. Trust
1.397% (US0001M + 0.160%) due 06/25/2036 ~		2,765	2,733
1.477% (US0001M + 0.240%) due 09/25/2036 ~		12,551	12,460
1.487% (US0001M + 0.250%) due 04/25/2037 ~		5,493	5,393
1.567% (LIBOR01M + 0.660%) due 12/25/2035 ~		6,429	5,043
1.637% (US0001M + 0.400%) due 02/25/2036 ~		6,800	6,293
2.107% (US0001M + 0.870%) due 05/25/2035 ~		1,438	1,451
Securitized Asset-Backed Receivables LLC Trust
1.367% (US0001M + 0.130%) due 05/25/2037 ^~		1,391	1,093
SG Mortgage Securities Trust
1.507% (US0001M + 0.270%) due 02/25/2036 ~		3,005	2,093
SLM Student Loan Trust
0.000% (EUR003M + 0.260%) due 12/15/2023 ~	EUR	4,815	5,683
1.790% (LIBOR03M + 0.550%) due 12/15/2027 ~		$17,760	17,761
1.870% (US0003M + 0.550%) due 12/15/2025 ~		20,300	20,355
Sound Point CLO Ltd.
2.407% (US0003M + 1.100%) due 01/21/2026 ~		22,300	22,395
Soundview Home Loan Trust
1.347% (US0001M + 0.110%) due 02/25/2037 ~		2,026	791
1.487% (US0001M + 0.250%) due 11/25/2036 ~		32,677	26,920
2.137% (US0001M + 0.900%) due 10/25/2037 ~		24,354	20,536
Specialty Underwriting & Residential Finance Trust
1.387% (US0001M + 0.150%) due 11/25/2037 ~		19,841	13,413
Structured Asset Securities Corp. Mortgage Loan Trust
1.407% (US0001M + 0.170%) due 12/25/2036 ~		9,608	9,390
Sudbury Mill CLO Ltd.
2.454% (US0003M + 1.150%) due 01/17/2026 ~		10,000	10,018
2.474% (US0003M + 1.170%) due 01/17/2026 ~		10,000	10,031
Symphony CLO Ltd.
2.334% (US0003M + 1.030%) due 10/15/2025 ~		18,500	18,548
Telos CLO Ltd.
2.574% (US0003M + 1.270%) due 01/17/2027 ~		9,800	9,841
VB-S1 Issuer LLC
6.901% due 06/15/2046		2,500	2,585
VOLT LLC
3.125% due 06/25/2047		20,068	20,169
3.250% due 04/25/2059		8,539	8,593
3.500% due 03/25/2047		5,518	5,572
WaMu Asset-Backed Certificates WaMu Trust
1.487% (US0001M + 0.250%) due 04/25/2037 ~		7,348	4,252
Washington Mutual Asset-Backed Certificates Trust
1.477% (US0001M + 0.240%) due 05/25/2036 ~		11,109	9,360
Wells Fargo Home Equity Asset-Backed Securities Trust
1.827% (US0001M + 0.590%) due 11/25/2035 ~		1,800	1,817

Total Asset-Backed Securities (Cost $835,031)			883,612

SOVEREIGN ISSUES 6.9%
Autonomous Community of Catalonia
4.750% due 06/04/2018	EUR	300	360
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2018 (d)	BRL	683,700	212,131
0.000% due 04/01/2018 (d)		95,000	29,003
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2018		103,700	33,021
10.000% due 01/01/2023		234,400	76,462
Development Bank of Japan, Inc.
2.125% due 09/01/2022		$18,800	18,658
Japan Finance Organization for Municipalities
2.625% due 04/20/2022		22,300	22,380
Japan International Cooperation Agency
2.750% due 04/27/2027		14,600	14,587
Province of Ontario
1.650% due 09/27/2019		2,800	2,791
3.000% due 07/16/2018		3,700	3,742
3.150% due 06/02/2022	CAD	7,600	6,351
4.000% due 10/07/2019		$700	730
4.000% due 06/02/2021	CAD	21,400	18,336
4.200% due 03/08/2018		1,100	893
4.200% due 06/02/2020		12,500	10,624
4.400% due 06/02/2019		5,600	4,690
4.400% due 04/14/2020		$600	637
5.500% due 06/02/2018	CAD	2,300	1,894
Province of Quebec
2.750% due 08/25/2021		$17,100	17,500
3.500% due 07/29/2020		3,000	3,129
3.500% due 12/01/2022	CAD	6,300	5,357
3.750% due 09/01/2024		4,800	4,148
4.500% due 12/01/2017		700	564

4.500% due 12/01/2020		2,500	2,160
Republic of Germany
2.500% due 07/04/2044	EUR	7,100	10,854
3.250% due 07/04/2042		9,300	15,970

Total Sovereign Issues (Cost $524,293)			516,972

SHORT-TERM INSTRUMENTS 11.7%
CERTIFICATES OF DEPOSIT 1.4%
Barclays Bank PLC
1.781% due 03/16/2018		$14,100	14,114
1.940% due 09/04/2018		66,800	66,853
Mizuho Bank Ltd.
2.010% due 12/12/2017		25,800	25,840

			106,807

COMMERCIAL PAPER 2.0%
Deutsche Telekom AG
1.500% due 11/02/2017		41,600	41,539
1.500% due 11/09/2017		30,600	30,546
Electricite de France S.A.
1.870% due 01/09/2018		28,000	27,878
Enbridge (U.S.), Inc.
1.470% due 10/06/2017		5,000	4,999
Enbridge Energy Partners LP
2.250% due 12/06/2017		3,000	2,990
Mondelez International, Inc.
1.520% due 10/31/2017		15,000	14,982
TransCanada PipeLines Ltd.
1.570% due 11/08/2017		25,000	24,961

			147,895

REPURCHASE AGREEMENTS (i) 0.5%			36,855

ARGENTINA TREASURY BILLS 0.1%
3.304% due 12/15/2017 - 04/13/2018 (c)(d)(e)		10,000	9,895

BELGIUM TREASURY BILLS 0.2%
0.310% due 10/05/2017 (d)(e)		15,000	14,997

JAPAN TREASURY BILLS 6.3%
(0.134)% due 10/30/2017 - 12/18/2017 (c)(d)	JPY	53,430,000	474,893

MEXICO TREASURY BILLS 1.1%
6.995% due 11/30/2017 - 03/01/2018 (c)(d)	MXN	1,502,100	80,677

U.S. TREASURY BILLS 0.1%
1.073% due 01/04/2018 - 01/18/2018 (c)(d)(l)(n)		$8,848	8,823

Total Short-Term Instruments (Cost $886,553)			880,842

Total Investments in Securities (Cost $10,385,089)			10,576,875

	SHARES
INVESTMENTS IN AFFILIATES 13.4%
SHORT-TERM INSTRUMENTS 13.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.4%
PIMCO Short-Term Floating NAV Portfolio III		87,292,765	862,889
PIMCO Short-Term Floating NAV Portfolio IV		14,415,215	144,383

Total Short-Term Instruments (Cost $1,007,194)			1,007,272

Total Investments in Affiliates (Cost $1,007,194)			1,007,272

Total Investments 154.3% (Cost $11,392,283)			$11,584,147
Financial Derivative Instruments (k)(m) (1.1)% (Cost or Premiums, net $(22,905))			(84,919)
Other Assets and Liabilities, net (53.2)%			(3,990,442)

Net Assets 100.0%			$7,508,786

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd.	6.625%	10/01/2023	12/08/2014	$3,148	$1,194	0.02%
Odebrecht Offshore Drilling Finance Ltd.	6.750	10/01/2023	12/08/2014	1,587	599	0.00

				$4,735	1,793	0.02%

Borrowings and Other Financing Transactions

(i)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BCY	1.200%	09/29/2017	10/02/2017	$34,900	U.S. Treasury Notes 1.875% due 03/31/2022	$(35,227)	$34,900	$34,903
FICC	0.500	09/29/2017	10/02/2017	1,955	U.S. Treasury Notes 2.625% due 08/15/2020	(1,998)	1,955	1,955

Total Repurchase Agreements						$(37,225)	$36,855	$36,858

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.310%	09/06/2017	10/06/2017	$(98,234)	$(98,327)
BSN	1.300	09/06/2017	10/05/2017	(190,459)	(190,638)
	1.310	09/06/2017	10/06/2017	(121,343)	(121,458)
GRE	1.280	08/18/2017	10/18/2017	(14,400)	(14,423)
JPS	1.350	09/07/2017	10/10/2017	(97,622)	(97,713)
	1.220	08/21/2017	10/20/2017	(51,432)	(51,505)
	1.310	09/06/2017	12/06/2017	(164,698)	(164,854)
RDR	1.320	09/06/2017	10/02/2017	(143,737)	(143,874)

Total Reverse Repurchase Agreements					$(882,792)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions
BCY	0.800%	09/29/2017	10/02/2017	$(34,913)	$(34,913)

Total Sale-Buyback Transactions					$(34,913)

(j)	Securities with an aggregate market value of $913,479 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(131,420) at a weighted average interest rate of 1.021%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.

(k)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 5-Year Note December Futures	$111.750	11/24/2017	7,048	$7,048	$60	$8
Put - CBOT U.S. Treasury 5-Year Note December Futures	112.250	11/24/2017	7,723	7,723	66	9
Put - CBOT U.S. Treasury 10-Year Note December Futures	111.000	11/24/2017	1,530	1,530	13	1
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.000	11/24/2017	2,903	2,903	25	3
Put - CBOT U.S. Treasury 10-Year Note December Futures	114.500	11/24/2017	2,771	2,771	23	3
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/24/2017	2,092	2,093	18	2
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.500	11/24/2017	1,154	1,154	10	1
Put - CME 90-Day Eurodollar March Futures	98.250	03/19/2018	3,568	8,920	314	201

Total Purchased Options					$529	$228

Written Options: Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November Futures	$124.500	10/27/2017	795	$795	$(179)	$(190)
Call - CME 90-Day Eurodollar March Futures	98.750	03/19/2018	3,568	8,920	(378)	(67)

Total Written Options					$(557)	$(257)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	2	AUD	199	$(4)	$0	$(1)
Euro-Bund 10-Year Bond December Futures	12/2017	2,689	EUR	511,711	(2,575)	675	(586)
Put Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond December Futures	11/2017	2,227		26	(2)	0	0
U.S. Treasury 5-Year Note December Futures	12/2017	14,138		$1,661,215	(10,531)	0	(2,320)
U.S. Treasury 10-Year Note December Futures	12/2017	10,606		1,329,064	(12,571)	0	(2,405)

					$(25,683)	$675	$(5,312)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	12/2017	2,813		$(692,842)	$29	$0	$0
90-Day Eurodollar December Futures	12/2018	1,403		(344,209)	81	105	0
90-Day Eurodollar December Futures	12/2019	884		(216,458)	446	88	0
90-Day Eurodollar June Futures	06/2018	2,031		(499,118)	609	76	0
90-Day Eurodollar March Futures	03/2018	743		(182,797)	210	9	0
90-Day Eurodollar March Futures	03/2019	2,114		(518,406)	454	185	0
Call Options Strike @ EUR 164.500 on Euro-Bund 10-Year Bond November Futures	10/2017	659	EUR	(47)	294	8	(8)
Canada Government 10-Year Bond December Futures	12/2017	699	CAD	(75,796)	1,438	79	(110)
Euro-BTP Italy Government Bond December Futures	12/2017	87	EUR	(13,877)	74	0	(49)
Euro-OAT France Government 10-Year Bond December Futures	12/2017	3,351		(614,439)	4,323	475	(951)
Euro-Schatz December Futures	12/2017	1,404		(186,067)	44	17	0
Put Options Strike @ EUR 159.500 on Euro-Bund 10-Year Bond November Futures	10/2017	755		(303)	106	107	(1)
U.S. Treasury 30-Year Bond December Futures	12/2017	1,168		$(178,485)	2,380	0	(37)
United Kingdom Long Gilt December Futures	12/2017	908	GBP	(150,727)	4,416	37	(304)

					$14,904	$1,186	$(1,460)

Total Futures Contracts					$(10,779)	$1,861	$(6,772)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Anheuser-Busch InBev S.A.	1.000%	Quarterly	12/20/2017	0.090%	EUR	10,500	$61	$(31)	$30	$2	$0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.381		$12,100	201	39	240	4	0
Tesco PLC	1.000	Quarterly	06/20/2022	1.286	EUR	15,000	(732)	502	(230)	0	(17)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148		20,000	163	(109)	54	1	0

							$(307)	$401	$94	$7	$(17)

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month CAD-Bank Bill	1.750%	Semi-Annual	12/16/2046	CAD	5,800	$712	$172	$884	$0	$(10)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2019		$175,000	(849)	(994)	(1,843)	92	0
Receive (4)	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		204,200	(5,886)	3,120	(2,766)	398	0
Receive (4)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048	EUR	17,900	(631)	(83)	(714)	0	(7)
Receive (4)	6-Month GBP-LIBOR	1.000	Semi-Annual	03/21/2023		80,300	(733)	1,731	998	0	(108)
Receive (4)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028		144,500	(4,246)	3,721	(525)	0	(488)
Receive (4)	6-Month GBP-LIBOR	1.750	Semi-Annual	03/21/2048		28,100	(1,948)	1,069	(879)	0	(218)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	40,050,000	(2,342)	104	(2,238)	454	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027		7,200,000	(375)	282	(93)	35	0

							$(16,298)	$9,122	$(7,176)	$979	$(831)

Total Swap Agreements							$(16,605)	$9,523	$(7,082)	$986	$(848)

(l)	Securities with an aggregate market value of $78,869 and cash of $10,816 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	This instrument has a forward starting effective date.

(m)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017	ILS	1,659		$476	$7	$0
	10/2017		$11,232	CHF	10,600	0	(286)
	11/2017	EUR	105,502		$126,143	1,166	0
	11/2017	SEK	1,161,975		143,198	198	0
	11/2017		$118,527	EUR	100,364	364	0
	11/2017		130,103	JPY	14,609,300	0	(23)
	12/2017	CNH	273		$38	0	(3)
	01/2018	DKK	172,803		25,281	0	(2,317)
	04/2018		1,162,172		170,379	0	(16,306)
	07/2018		121,255		18,750	0	(841)
BPS	10/2017	BRL	157,487		49,712	0	(13)
	10/2017	CHF	10,096		10,387	0	(39)
	10/2017		$50,415	BRL	157,487	0	(690)
	11/2017	GBP	29,494		$38,145	0	(1,429)
	11/2017	JPY	440,000		4,026	107	0
	11/2017		$89,357	EUR	75,344	228	(332)
	11/2017		1,559	SEK	12,360	0	(38)
	01/2018	BRL	163,657		$51,694	715	(68)
	01/2018		$123	DKK	810	6	0
	03/2018	MXN	855,600		$40,915	0	(4,999)
	04/2018	DKK	1,403,158		207,043	0	(18,352)
	07/2018		148,689		22,287	0	(1,736)
CBK	10/2017	BRL	35,500		11,206	0	(3)
	10/2017		$11,455	BRL	35,500	0	(247)
	10/2017		194	ZAR	2,545	0	(6)
	11/2017	GBP	23,074		$30,186	0	(774)
	11/2017	JPY	2,220,000		20,291	520	0
	12/2017	CNH	215		30	0	(2)
	12/2017		$327	INR	21,537	0	0
	04/2018	BRL	55,900		$16,874	0	(377)
	07/2018	DKK	388,878		59,860	0	(2,969)
DUB	10/2017	BRL	11,419		3,604	0	(1)
	10/2017		$3,599	BRL	11,419	6	0
	12/2017	CNH	542		$75	0	(6)
FBF	12/2017	TWD	4,776,660		158,351	680	0
	12/2017		$30,488	KRW	34,930,102	34	0
GLM	10/2017	RUB	141,991		$2,423	0	(32)
	10/2017		$1,063	CAD	1,290	0	(29)
	10/2017		57,260	DKK	371,440	1,734	0
	10/2017		50,981	GBP	39,400	1,815	0
	11/2017	GBP	14,536		$18,943	0	(561)
	11/2017		$1,561	GBP	1,210	63	0
	11/2017		37,118	JPY	4,055,500	0	(1,008)
	12/2017	JPY	2,860,000		$26,003	493	0
	12/2017		$4,394	TWD	131,600	0	(47)
	04/2018	DKK	501,039		$73,976	0	(6,508)
HUS	10/2017	CAD	68,587		55,012	44	0
	10/2017	IDR	43,483,660		3,308	82	0
	11/2017	TRY	1,220		337	0	(1)
	11/2017		$1,066	JPY	120,000	2	0
	01/2018	BRL	258,200		$76,739	0	(3,797)
	04/2018		264,800		77,899	0	(3,821)
	04/2018	DKK	227,049		33,800	0	(2,672)
JPM	10/2017	AUD	1,724		1,366	13	0
	10/2017	BRL	36,713		11,609	20	(2)
	10/2017	NZD	2,408		1,722	0	(17)
	10/2017		$11,843	BRL	36,713	0	(251)
	10/2017		7,208	IDR	97,822,655	48	0
	11/2017	EUR	190,943		$228,941	2,751	0
	11/2017	GBP	42,453		55,214	0	(1,748)
	11/2017	JPY	54,103,300		496,302	14,532	0
	11/2017		$3,611	BRL	11,419	0	(21)
	11/2017		63,768	EUR	53,346	16	(591)
	11/2017		114,359	JPY	12,633,000	0	(1,875)
	01/2018	BRL	113,100		$31,020	0	(4,257)
	01/2018		$1,015	BRL	3,496	75	0
	04/2018	BRL	37,900		$11,945	249	0
	04/2018	DKK	131,062		19,511	0	(1,542)
	07/2018		133,980		20,186	0	(1,462)
MSB	10/2017	BRL	131,900		41,635	0	(11)
	10/2017		$39,344	BRL	131,900	2,303	0
	11/2017	JPY	2,310,000		$21,127	554	0
	12/2017	THB	32,947		996	8	0
	01/2018	DKK	292,617		42,956	0	(3,777)
NAB	10/2017		$54,364	CAD	67,297	0	(429)
	11/2017	CAD	67,297		$54,376	430	0
NGF	10/2017	BRL	229,700		71,763	0	(762)
	10/2017		$72,506	BRL	229,700	19	0
	11/2017	MXN	646,500		$31,355	0	(3,816)
	01/2018	BRL	261,000		76,905	0	(4,504)
RYL	10/2017	IDR	53,231,200		4,048	99	0
	12/2017		$5,407	TWD	161,777	0	(63)
SCX	10/2017	BRL	131,900		$35,844	0	(5,802)
	10/2017		$41,635	BRL	131,900	11	0
	10/2017		164,356	JPY	17,808,000	0	(6,098)
	11/2017		52,803	GBP	39,400	44	0
	12/2017	SGD	174,443		$127,703	0	(985)
SOG	12/2017	TWD	2,310,954		76,610	329	0
TOR	01/2018	DKK	109,139		16,162	0	(1,268)
	04/2018		393,900		57,600	0	(5,674)
UAG	10/2017	JPY	26,400,000		240,079	5,181	0
	11/2017		$16,726	EUR	14,139	23	0
	12/2017	CNH	766		$107	0	(8)
	12/2017	KRW	268,451,788		236,305	1,732	0
	12/2017		$25,768	TWD	769,690	0	(342)
	01/2018		59,297	DKK	371,440	24	0

Total Forward Foreign Currency Contracts						$36,725	$(115,638)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	$15,000	$1,592	$361
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.940	08/20/2018	13,100	1,282	308
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.905	08/20/2018	12,800	1,280	329

							$4,154	$998

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
JPM	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$75.000	10/05/2017	$83,000	$3	$0

Total Purchased Options					$4,157	$998

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
BPS	Put - OTC AUD versus USD		$0.785	10/23/2017	AUD	34,000	$(168)	$(235)
DUB	Call - OTC USD versus JPY	JPY	115.200	10/31/2017		$27,445	(117)	(77)
	Call - OTC USD versus MXN	MXN	18.470	10/31/2017		131,100	(1,009)	(1,006)
FBF	Call - OTC USD versus BRL	BRL	3.550	10/02/2017		28,800	(432)	0
	Call - OTC USD versus BRL		6.300	01/11/2018		22,000	(1,172)	0
GLM	Call - OTC USD versus JPY	JPY	114.900	10/31/2017		18,227	(87)	(61)
JPM	Call - OTC USD versus JPY		115.200	10/31/2017		49,628	(211)	(139)
SCX	Call - OTC USD versus KRW	KRW	1,168.090	11/09/2017		23,500	(167)	(167)
SOG	Call - OTC USD versus KRW		1,169.000	11/09/2017		21,600	(147)	(147)

							$(3,510)	$(1,832)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	215.949	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/2020	$13,700	$(116)	$0
	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/2020	32,900	(293)	0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/2020	14,800	(191)	0
DUB	Floor - OTC CPURNSA	215.949	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/2020	4,900	(37)	0
	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	(151)	0

						$(788)	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	$123,500	$(2,877)	$(314)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	08/20/2018	56,500	(1,260)	(143)

							$(4,137)	$(457)

Total Written Options							$(8,435)	$(2,289)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	06/20/2018	0.506%	$700	$(101)	$104	$3	$0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982	6,200	(642)	646	4	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099	500	(77)	76	0	(1)
BRC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982	2,300	(347)	349	2	0
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.982	2,400	(264)	266	2	0
	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099	400	(64)	63	0	(1)
HUS	Petrobras Global Finance BV	1.000	Quarterly	03/20/2020	1.099	1,500	(274)	271	0	(3)

							$(1,769)	$1,775	$11	$(5)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$10,405	$(225)	$298	$73	$0
GST	CDX.IG-9 10-Year Index 30-100%	0.548	Quarterly	12/20/2017	1,832	0	2	2	0
JPM	CDX.IG-9 10-Year Index 30-100%	0.553	Quarterly	12/20/2017	4,051	0	6	6	0

						$(225)	$306	$81	$0

Total Swap Agreements						$(1,994)	$2,081	$92	$(5)

(n)	Securities with an aggregate market value of $91,196 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$37,787	$0	$37,787
Corporate Bonds & Notes
Banking & Finance	0	2,375,715	8,771	2,384,486
Industrials	0	166,538	0	166,538
Utilities	0	144,123	0	144,123
Municipal Bonds & Notes
California	0	10,572	0	10,572
Illinois	0	15,494	0	15,494
Iowa	0	440	0	440
New Jersey	0	9,899	0	9,899
U.S. Government Agencies	0	3,315,014	0	3,315,014
U.S. Treasury Obligations	0	1,640,473	0	1,640,473
Non-Agency Mortgage-Backed Securities	0	569,296	1,327	570,623
Asset-Backed Securities	0	883,612	0	883,612
Sovereign Issues	0	516,972	0	516,972
Short-Term Instruments
Certificates of Deposit	0	106,807	0	106,807
Commercial Paper	0	147,895	0	147,895
Repurchase Agreements	0	36,855	0	36,855
Argentina Treasury Bills	0	9,895	0	9,895
Belgium Treasury Bills	0	14,997	0	14,997
Japan Treasury Bills	0	474,893	0	474,893
Mexico Treasury Bills	0	80,677	0	80,677
U.S. Treasury Bills	0	8,823	0	8,823
	$0	$10,566,777	$10,098	$10,576,875

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,007,272	$0	$0	$1,007,272
Total Investments	$1,007,272	$10,566,777	$10,098	$11,584,147

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,062	1,013	0	3,075

Over the counter	0	37,815	0	37,815
	$2,062	$38,828	$0	$40,890

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,839)	(1,038)	0	(7,877)
Over the counter	0	(117,932)	0	(117,932)

	$(6,839)	$(118,970)	$0	$(125,809)

Total Financial Derivative Instruments	$(4,777)	$(80,142)	$0	$(84,919)

Totals	$1,002,495	$10,486,635	$10,098	$11,499,228

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Portfolio

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 108.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Avolon Holdings Ltd.
3.986% (LIBOR03M + 2.750%) due 04/03/2022 ~		$599	$601
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		200	200
CenturyLink, Inc.
2.750% due 01/31/2025 ~		300	291
Charter Communications Operating LLC
3.490% (LIBOR03M + 2.250%) due 01/15/2024 ~		197	198
Energy Future Intermediate Holding Co. LLC
TBD% - 4.236% due 06/23/2018 ~		300	302
Petrobras Netherlands BV
3.257% (LIBOR03M + 1.835%) due 05/10/2022 +~		200	195
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +~		100	98

Total Loan Participations and Assignments (Cost $1,883)			1,885

CORPORATE BONDS & NOTES 16.9%
BANKING & FINANCE 11.5%
ABN AMRO Bank NV
4.750% due 07/28/2025		100	106
AGFC Capital Trust
3.054% (US0003M + 1.750%) due 01/15/2067 ~		100	59
American International Group, Inc.
4.125% due 02/15/2024		300	319
Bank of America Corp.
2.000% due 01/11/2018		1,400	1,402
4.382% (MXUDI) due 10/21/2025 ~	MXN	2,000	136
5.750% due 12/01/2017		$3,500	3,524
6.875% due 04/25/2018		1,300	1,338
Barclays Bank PLC
7.625% due 11/21/2022		400	460
7.750% (USSW5 + 6.833%) due 04/10/2023 ~		200	206
14.000% (BP0003M + 13.400%) due 06/15/2019 ~(f)	GBP	500	794
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(f)	EUR	200	249
8.250% (USSW5 + 6.705%) due 12/15/2018 ~(f)		$2,100	2,223
Blackstone CQP Holdco LP
6.500% due 03/20/2021		300	305
Citigroup, Inc.
6.250% (US0003M + 4.517%) due 08/15/2026 ~(f)		200	225
Cooperatieve Rabobank UA
2.500% due 01/19/2021		500	505
3.750% due 07/21/2026		700	711
6.875% due 03/19/2020	EUR	1,100	1,513
Credit Agricole S.A.
6.500% (EUSA5 + 5.120%) due 06/23/2021 ~(f)		300	395
Credit Suisse Group Funding Guernsey Ltd.
3.750% due 03/26/2025		$700	714
Deutsche Bank AG
4.250% due 10/14/2021		1,450	1,521
Goldman Sachs Group, Inc.
3.625% due 01/22/2023		300	311
6.150% due 04/01/2018		200	204
HSBC Holdings PLC
2.801% (US0003M + 1.500%) due 01/05/2022 ~		400	413
3.400% due 03/08/2021		600	619
4.300% due 03/08/2026		500	538
6.000% (USISDA05 + 3.746%) due 05/22/2027 ~(f)		500	524
JPMorgan Chase & Co.
2.214% (US0003M + 0.900%) due 01/25/2018 ~		300	301
2.796% (US0003M + 1.480%) due 03/01/2021 ~		2,000	2,065
7.900% (US0003M + 3.470%) due 04/30/2018 ~(f)		700	722
Lloyds Banking Group PLC
7.000% (BPSW5 + 5.060%) due 06/27/2019 ~(f)	GBP	400	559
7.625% (BPSW5 + 5.010%) due 06/27/2023 ~(f)		1,956	2,939
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(f)		200	322
Mitsubishi UFJ Financial Group, Inc.
2.190% due 09/13/2021		$700	692
Morgan Stanley
3.591% (US0003M + 1.340%) due 07/22/2028 ~		800	802
MUFG Union Bank N.A.
2.625% due 09/26/2018		300	303

Nationwide Building Society
10.250% due ~(f)	GBP	2	470
Navient Corp.
5.875% due 03/25/2021		$200	211
Rio Oil Finance Trust
9.250% due 07/06/2024		145	151
Royal Bank of Scotland Group PLC
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(f)		1,200	1,334
Santander UK PLC
2.500% due 03/14/2019		1,400	1,413
Societe Generale S.A.
7.375% (USSW5 + 6.238%) due 09/13/2021 ~(f)		400	434
Springleaf Finance Corp.
6.125% due 05/15/2022		150	159
Standard Chartered PLC
2.446% (US0003M + 1.130%) due 08/19/2019 ~		800	810
Stichting AK Rabobank Certificaten
6.500% (f)	EUR	50	71
Synchrony Bank
3.000% due 06/15/2022		$500	499
Toronto-Dominion Bank
2.303% (US0003M + 1.000%) due 04/07/2021 ~		800	816
UBS AG
5.125% due 05/15/2024		1,300	1,390
7.625% due 08/17/2022		250	295
Volkswagen Bank GmbH
0.081% (EUR003M + 0.410%) due 11/27/2017 ~	EUR	100	118
Wells Fargo & Co.
2.600% due 07/22/2020		$200	203
3.584% (US0003M + 1.310%) due 05/22/2028 ~		400	405

			36,798

INDUSTRIALS 4.4%
AbbVie, Inc.
1.800% due 05/14/2018		400	401
2.300% due 05/14/2021		100	100
Altice Financing S.A.
6.625% due 02/15/2023		400	425
7.500% due 05/15/2026		700	772
Amazon.com, Inc.
4.050% due 08/22/2047		600	609
American Airlines Pass Through Trust
3.000% due 04/15/2030		400	398
Anheuser-Busch InBev Worldwide, Inc.
2.001% (US0003M + 0.690%) due 08/01/2018 ~		3,400	3,417
Broadcom Corp.
3.000% due 01/15/2022		400	407
3.625% due 01/15/2024		100	103
Canadian Natural Resources Ltd.
1.750% due 01/15/2018		300	300
CCO Holdings LLC
5.000% due 02/01/2028		700	703
Charter Communications Operating LLC
4.908% due 07/23/2025		400	428
6.484% due 10/23/2045		100	118
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		600	648
7.000% due 06/30/2024		200	228
CVS Health Corp.
5.125% due 07/20/2045		100	115
Dell International LLC
3.480% due 06/01/2019		150	153
4.420% due 06/15/2021		250	263
6.020% due 06/15/2026		150	167
DISH DBS Corp.
4.250% due 04/01/2018		300	303
7.875% due 09/01/2019		200	219
Exela Intermediate LLC
10.000% due 07/15/2023		300	296
Forest Laboratories LLC
4.875% due 02/15/2021		233	250
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	500	591
Kraft Heinz Foods Co.
2.000% due 07/02/2018		$350	351
Kratos Defense & Security Solutions, Inc.
7.000% due 05/15/2019		100	103
Murphy Oil Corp.
5.750% due 08/15/2025		200	207
Nissan Motor Acceptance Corp.
2.650% due 09/26/2018		200	202

QUALCOMM, Inc.
4.800% due 05/20/2045		100	110
Reynolds Group Issuer, Inc.
7.000% due 07/15/2024		125	133
Sirius XM Radio, Inc.
3.875% due 08/01/2022		200	206
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021		400	418
Universal Health Services, Inc.
3.750% due 08/01/2019		400	410
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		400	407

			13,961

UTILITIES 1.0%
AT&T, Inc.
2.263% (US0003M + 0.930%) due 06/30/2020 ~		300	304
Petrobras Global Finance BV
4.375% due 05/20/2023		50	50
5.999% due 01/27/2028		1,868	1,870
6.250% due 12/14/2026	GBP	100	142
6.850% due 06/05/2115		$350	334
Verizon Communications, Inc.
4.125% due 03/16/2027		300	314

			3,014

Total Corporate Bonds & Notes (Cost $52,855)			53,773

MUNICIPAL BONDS & NOTES 0.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		100	115
7.750% due 01/01/2042		100	108

			223

TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014
8.250% due 07/01/2024		200	209

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)		3,000	161

Total Municipal Bonds & Notes (Cost $552)			593

U.S. GOVERNMENT AGENCIES 5.3%
Fannie Mae, TBA
3.000% due 11/01/2047		5,500	5,507
3.500% due 10/01/2047 - 12/01/2047		10,000	10,269
Freddie Mac
1.685% due 10/25/2021 ~(a)		371	19
Ginnie Mae, TBA
4.000% due 11/01/2047		1,000	1,053

Total U.S. Government Agencies (Cost $16,878)			16,848

U.S. TREASURY OBLIGATIONS 49.7%
U.S. Treasury Bonds
2.875% due 11/15/2046		150	151
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024		825	816
0.250% due 01/15/2025		2,336	2,312
0.625% due 01/15/2026		2,493	2,527
2.000% due 01/15/2026 (l)		802	902
2.375% due 01/15/2027		1,347	1,575
U.S. Treasury Notes
1.250% due 07/31/2023		4,000	3,825
1.375% due 06/30/2023		7,550	7,278
1.375% due 08/31/2023		4,600	4,425
1.625% due 02/15/2026 (l)		700	665
1.625% due 05/15/2026		1,230	1,166
1.875% due 10/31/2022 (l)		18,600	18,532
1.875% due 08/31/2024		5,200	5,106
2.000% due 05/31/2021 (j)(l)		1,100	1,110
2.000% due 12/31/2021 (j)		3,600	3,622
2.000% due 07/31/2022 (j)(l)		11,400	11,442
2.000% due 04/30/2024 (h)		7,800	7,738
2.000% due 05/31/2024 (h)		54,200	53,739
2.125% due 09/30/2021 (j)		16,500	16,698
2.125% due 07/31/2024		2,200	2,196

2.125% due 05/15/2025 (l)		50	50
2.250% due 12/31/2023		4,150	4,188
2.250% due 01/31/2024		1,270	1,281
2.250% due 08/15/2027		1,900	1,886
2.375% due 08/15/2024		700	710
2.375% due 05/15/2027 (h)		4,660	4,678

Total U.S. Treasury Obligations (Cost $159,727)			158,618

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Assets Trust
1.447% (US0001M + 0.210%) due 06/25/2037 ~		1,151	1,068
Banc of America Mortgage Trust
3.775% due 06/25/2035 ~		181	172
BCAP LLC Trust
5.250% due 06/26/2036		438	322
Bear Stearns Adjustable Rate Mortgage Trust
3.546% due 11/25/2034 ~		630	545
3.589% due 01/25/2035 ~		13	14
CBA Commercial Small Balance Commercial Mortgage
1.487% (LIBOR01M + 0.500%) due 06/25/2038 ~		1,261	776
Countrywide Alternative Loan Trust
1.416% (US0001M + 0.180%) due 02/20/2047 ^~		340	285
6.000% due 02/25/2037 ^		443	339
6.500% due 11/25/2037 ^		617	489
Countrywide Home Loan Mortgage Pass-Through Trust
3.124% due 02/20/2036 ~		589	488
3.489% due 08/25/2034 ~		277	266
Credit Suisse Mortgage Capital Certificates
1.564% (US0001M + 0.330%) due 12/27/2035 ~		1,058	1,031
Deutsche ALT-A Securities, Inc.
1.567% (US0001M + 0.330%) due 08/25/2037 ~		738	593
First Horizon Alternative Mortgage Securities Trust
3.164% due 01/25/2036 ^~		311	256
3.192% due 06/25/2034 ~		167	166
3.228% due 06/25/2036 ~		330	307
First Horizon Mortgage Pass-Through Trust
3.273% due 11/25/2037 ^~		2,592	2,471
GSMPS Mortgage Loan Trust
8.000% due 01/25/2035		659	733
HarborView Mortgage Loan Trust
2.057% (US0001M + 0.820%) due 11/19/2034 ~		65	60
IndyMac Mortgage Loan Trust
1.447% (US0001M + 0.210%) due 04/25/2046 ~		2,541	2,326
3.532% due 10/25/2034 ~		37	38
3.556% due 08/25/2037 ~		363	320
RBSSP Resecuritization Trust
1.484% (US0001M + 0.250%) due 02/26/2037 ~		685	670
RMAC Securities PLC
0.442% (BP0003M + 0.150%) due 06/12/2044 ~	GBP	1,377	1,780
Structured Asset Mortgage Investments Trust
1.437% (US0001M + 0.200%) due 08/25/2036 ~		$1,065	1,100
Structured Asset Securities Corp. Trust
5.500% due 09/25/2035		296	291
Thornburg Mortgage Securities Trust
1.367% (US0001M + 0.130%) due 06/25/2037 ~		398	385
2.487% (US0001M + 1.250%) due 06/25/2037 ^~		65	61
WaMu Mortgage Pass-Through Certificates Trust
1.467% (US0001M + 0.230%) due 04/25/2045 ~		85	84
Washington Mutual Mortgage Pass-Through Certificates Trust
2.687% (US0001M + 1.450%) due 09/25/2035 ^~		1,009	826
Wells Fargo Mortgage-Backed Securities Trust
3.263% due 06/25/2035 ~		232	235

Total Non-Agency Mortgage-Backed Securities (Cost $16,648)			18,497

ASSET-BACKED SECURITIES 24.8%
ACE Securities Corp. Home Equity Loan Trust
1.397% (US0001M + 0.160%) due 05/25/2036 ~		419	416
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.957% (US0001M + 0.720%) due 03/25/2035 ~		1,706	1,714
Argent Securities Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~		890	756
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.617% (US0001M + 0.380%) due 02/25/2036 ~		1,799	1,410
Asset-Backed Funding Certificates Trust
1.397% (US0001M + 0.160%) due 01/25/2037 ~		3,097	2,087
1.457% (US0001M + 0.220%) due 01/25/2037 ~		2,155	1,463
Asset-Backed Securities Corp. Home Equity Loan Trust
2.257% (US0001M + 1.020%) due 07/25/2035 ~		4,263	3,970
Atlas Senior Loan Fund Ltd.
2.514% (US0003M + 1.200%) due 08/18/2025 ~		1,000	1,002

2.554% (US0003M + 1.250%) due 10/15/2026 ~	1,000	1,004
Bear Stearns Asset-Backed Securities Trust
1.727% (US0001M + 0.490%) due 09/25/2035 ~	1,100	1,086
1.909% (US0001M + 0.450%) due 11/25/2035 ^~	1,650	1,658
Belle Haven ABS CDO Ltd.
1.671% (LIBOR03M + 0.360%) due 11/03/2044 ~	262	134
1.711% (LIBOR03M + 0.400%) due 11/03/2044 ~	400	205
Carlyle Global Market Strategies CLO Ltd.
2.424% (US0003M + 1.120%) due 07/15/2025 ~	1,000	1,001
2.467% (US0003M + 1.150%) due 07/27/2026 ~	500	503
CIFC Funding Ltd.
2.511% (US0003M + 1.200%) due 01/29/2025 ~	742	743
CIT Mortgage Loan Trust
2.587% (LIBOR01M + 1.350%) due 10/25/2037 ~	961	968
Citigroup Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 08/25/2036 ~	24	24
Citigroup Mortgage Loan Trust, Inc.
1.687% (US0001M + 0.450%) due 10/25/2035 ~	1,000	996
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~	398	397
1.377% (US0001M + 0.140%) due 08/25/2037 ~	1,971	1,890
1.377% (US0001M + 0.140%) due 06/25/2047 ^~	666	535
1.387% (US0001M + 0.150%) due 07/25/2036 ~	739	798
1.387% (US0001M + 0.150%) due 04/25/2047 ~	687	670
1.447% (US0001M + 0.210%) due 05/25/2047 ~	2,536	1,722
4.789% due 07/25/2036	300	252
Countrywide Asset-Backed Certificates Trust
1.587% (US0001M + 0.350%) due 05/25/2036 ~	53	53
1.907% (US0001M + 0.670%) due 08/25/2035 ~	1,660	1,681
4.650% due 08/25/2035	450	463
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.500% due 03/25/2021	397	404
Credit-Based Asset Servicing and Securitization LLC
3.881% due 03/25/2037 ^	2,713	1,533
Dryden Senior Loan Fund
2.504% (US0003M + 1.200%) due 01/15/2025 ~	855	859
First Franklin Mortgage Loan Trust
1.597% (US0001M + 0.360%) due 11/25/2035 ~	4,000	3,792
Flatiron CLO Ltd.
2.338% (US0003M + 1.180%) due 07/17/2026 ~	500	501
Galaxy CLO Ltd.
2.444% (US0003M + 1.130%) due 11/16/2025 ~	500	502
GoldenTree Loan Opportunities Ltd.
2.464% (US0003M + 1.150%) due 04/25/2025 ~	1,976	1,987
GSAA Home Equity Trust
1.517% (US0001M + 0.280%) due 07/25/2037 ~	2,876	1,215
GSAMP Trust
1.437% (US0001M + 0.200%) due 11/25/2036 ~	1,094	674
1.467% (US0001M + 0.230%) due 03/25/2047 ~	2,000	1,506
Home Equity Asset Trust
1.927% (US0001M + 0.690%) due 08/25/2035 ~	1,900	1,686
HSI Asset Securitization Corp. Trust
1.347% (US0001M + 0.110%) due 12/25/2036 ~	2,359	1,066
1.457% (US0001M + 0.220%) due 12/25/2036 ~	663	302
Huntington CDO Ltd.
1.582% (US0003M + 0.270%) due 11/05/2040 ~	76	75
JMP Credit Advisors CLO Ltd.
2.544% (US0003M + 1.240%) due 10/17/2025 ~	500	502
JPMorgan Mortgage Acquisition Corp.
1.577% (US0001M + 0.340%) due 02/25/2036 ~	1,060	1,006
KVK CLO Ltd.
2.454% (US0003M + 1.150%) due 01/15/2026 ~	500	501
Limerock CLO Ltd.
2.604% (US0003M + 1.300%) due 04/18/2026 ~	500	501
Long Beach Mortgage Loan Trust
1.497% (US0001M + 0.260%) due 08/25/2045 ~	1,236	1,134
Madison Park Funding Ltd.
2.416% (US0003M + 1.110%) due 01/19/2025 ~	500	502
MASTR Specialized Loan Trust
1.607% (LIBOR01M + 0.370%) due 01/25/2037 ~	1,835	1,163
Morgan Stanley ABS Capital, Inc. Trust
1.377% (US0001M + 0.140%) due 11/25/2036 ~	212	135
1.387% (US0001M + 0.150%) due 10/25/2036 ~	501	334
Morgan Stanley Capital, Inc. Trust
1.417% (US0001M + 0.180%) due 03/25/2036 ~	22	18
1.527% (US0001M + 0.290%) due 01/25/2036 ~	377	373
Morgan Stanley Home Equity Loan Trust
1.377% (US0001M + 0.140%) due 12/25/2036 ~	2,389	1,380
1.497% (US0001M + 0.260%) due 04/25/2036 ~	3,546	2,816
Morgan Stanley IXIS Real Estate Capital Trust
1.387% (US0001M + 0.150%) due 07/25/2036 ~	1,727	1,004
Nelder Grove CLO Ltd.
2.611% (US0003M + 1.300%) due 08/28/2026 ~	500	502
OFSI Fund Ltd.
1.000% due 10/18/2026 ~(b)	800	804

OHA Credit Partners Ltd.
2.427% (US0003M + 1.120%) due 04/20/2025 ~		928	931
Option One Mortgage Loan Trust
1.567% (US0001M + 0.330%) due 04/25/2037 ~		3,624	2,449
Residential Asset Securities Corp. Trust
1.697% (US0001M + 0.460%) due 11/25/2035 ~		3,100	2,934
Saratoga Investment Corp. CLO Ltd.
2.857% (US0003M + 1.550%) due 10/20/2025 ~		2,000	2,018
Securitized Asset-Backed Receivables LLC Trust
1.897% (US0001M + 0.660%) due 08/25/2035 ~		1,255	804
2.002% (US0001M + 0.765%) due 02/25/2034 ~		430	420
Sierra Madre Funding Ltd.
1.611% (US0001M + 0.380%) due 09/07/2039 ~		779	669
1.631% (US0001M + 0.400%) due 09/07/2039 ~		1,798	1,543
Sofi Consumer Loan Program LLC
2.770% due 05/25/2026		644	647
SpringCastle America Funding LLC
3.050% due 04/25/2029		1,100	1,109
Staniford Street CLO Ltd.
2.500% (US0003M + 1.180%) due 06/15/2025 ~		500	502
Structured Asset Investment Loan Trust
1.597% (US0001M + 0.360%) due 10/25/2035 ~		184	184
Structured Asset Securities Corp. Mortgage Loan Trust
1.907% (US0001M + 0.670%) due 11/25/2035 ~		1,000	936
Tralee CLO Ltd.
2.657% (US0003M + 1.350%) due 07/20/2026 ~		3,000	3,010
Triaxx Prime CDO Ltd.
1.491% (US0001M + 0.260%) due 10/02/2039 ~		121	89
VOLT LLC
3.125% due 06/25/2047		268	269
Wells Fargo Home Equity Asset-Backed Securities Trust
1.467% (US0001M + 0.230%) due 04/25/2037 ~		1,385	1,320
WhiteHorse Ltd.
2.511% (US0003M + 1.200%) due 02/03/2025 ~		935	938

Total Asset-Backed Securities (Cost $71,722)			79,150

SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
26.250% (ARPP7DRR) due 06/21/2020 ~	ARS	20,560	1,258
Brazil Government International Bond
5.625% due 02/21/2047		$50	51
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2018 (c)	BRL	1,000	305
0.000% due 07/01/2018 (c)		7,600	2,282
Kuwait International Government Bond
3.500% due 03/20/2027		$1,300	1,339
New Zealand Government International Bond
2.000% due 09/20/2025 (e)	NZD	211	155
3.000% due 09/20/2030 (e)		837	677
Peru Government International Bond
6.150% due 08/12/2032	PEN	2,000	648
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	500	606
Saudi Government International Bond
3.625% due 03/04/2028 (b)		$500	498
4.500% due 10/26/2046		600	600
4.625% due 10/04/2047 (b)		500	502
Slovenia Government International Bond
5.250% due 02/18/2024		300	344

Total Sovereign Issues (Cost $9,027)			9,265

SHORT-TERM INSTRUMENTS 2.1%
CERTIFICATES OF DEPOSIT 1.1%
Barclays Bank PLC
1.940% due 09/04/2018		600	601
2.066% due 12/06/2017		1,400	1,402
Mizuho Bank Ltd.
2.010% due 12/12/2017		500	501
Norinchukin Bank
2.019% due 10/10/2017		200	200
2.019% due 10/11/2017		200	200

2.019% due 10/12/2017		500	500

			3,404

REPURCHASE AGREEMENTS (g) 0.1%			373

ARGENTINA TREASURY BILLS 0.1%
2.899% due 10/13/2017 (c)(d)		400	400

JAPAN TREASURY BILLS 0.8%
(0.118)% due 11/06/2017 (c)(d)	JPY	300,000	2,666

Total Short-Term Instruments (Cost $6,902)			6,843

Total Investments in Securities (Cost $336,194)			345,472

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III		614,307	6,072

Total Short-Term Instruments (Cost $6,072)			6,072

Total Investments in Affiliates (Cost $6,072)			6,072

Total Investments 110.2% (Cost $342,266)			$351,544
Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $(28))			(29)
Other Assets and Liabilities, net (10.2)%			(32,679)

Net Assets 100.0%			$318,836

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(a)	Interest only security.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(g)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$373	Federal Home Loan Bank 1.375% due 09/28/2020	$(382)	$373	$373

Total Repurchase Agreements						$(382)	$373	$373

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (2)	Settlement Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BOM	1.310%	07/06/2017	10/06/2017	$(7,712)	$(7,737)
SGY	1.250	09/08/2017	10/20/2017	(2,073)	(2,074)

Total Reverse Repurchase Agreements					$(9,811)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate (2)	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
UBS	1.280%	09/05/2017	12/04/2017	$(4,770)	$(4,759)
	1.280	09/06/2017	12/07/2017	(2,639)	(2,633)

Total Sale-Buyback Transactions					$(7,392)

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.3)%
Fannie Mae, TBA	4.000%	12/01/2047	$900	$(945)	$(945)

Total Short Sales (0.3)%				$(945)	$(945)

(h)	Securities with an aggregate market value of $7,242 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2017 was $(7,595) at a weighted average interest rate of 1.217%. Average borrowings may include sale-buyback transactions and reverse repurchase agreements, if held during the period.
(3)	Payable for sale-buyback transactions includes $(17) of deferred price drop.

(i)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November Futures	$129.000	10/27/2017	48	$48	$(13)	$(1)

Total Written Options					$(13)	$(1)

Futures Contracts:

Long Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2017	3	AUD	299	$(6)	$1	$(2)
Euro-Bund 10-Year Bond December Futures	12/2017	66	EUR	12,560	(31)	16	(17)
U.S. Treasury 10-Year Note December Futures	12/2017	4	$	501	(9)	0	(1)

					$(46)	$17	$(20)

Short Futures Contracts

						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	06/2019	581	$	(142,410)	$19	$58	$0
Euro-OAT France Government 10-Year Bond December Futures	12/2017	45	EUR	(8,251)	15	6	(13)
Put Options Strike @ EUR 159.000 on Euro-Bund 10-Year Bond December Futures	11/2017	16		(9)	1	1	0
U.S. Treasury 30-Year Bond December Futures	12/2017	5	$	(764)	12	0	0

					$47	$65	$(13)

Total Futures Contracts					$1	$82	$(33)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Canadian Natural Resources Ltd.	(1.000)%	Quarterly	03/20/2018	0.086%	$300	$(1)	$0	$(2)	$0	$0
Kinder Morgan Energy Partners LP	(1.000)	Quarterly	03/20/2019	0.091	200	(2)	(1)	(3)	0	0
Kraft Heinz Foods Co.	(1.000)	Quarterly	09/20/2018	0.063	350	(6)	2	(3)	0	0

						$(9)	$1	$(8)	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
Airbus Group Finance BV	1.000%	Quarterly	12/20/2017	0.070%	EUR	400	$2	$(1)	$1	$0	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2018	0.103		$300	3	(1)	2	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2018	0.118		1,300	16	(4)	12	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2019	0.163		1,100	16	(2)	14	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	09/20/2020	0.304		400	5	3	8	0	0
Citigroup, Inc.	1.000	Quarterly	03/20/2019	0.202		500	7	(1)	6	0	0
Ford Motor Co.	5.000	Quarterly	03/20/2019	0.122		400	39	(10)	29	0	0
MetLife, Inc.	1.000	Quarterly	03/20/2019	0.118		800	10	1	11	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.409		900	1	21	22	1	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.498		400	3	6	9	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.570		400	8	1	9	0	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2019	0.548		2,200	126	93	219	2	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2017	0.148	EUR	100	1	(1)	0	0	0

							$237	$105	$342	$3	$(1)

Credit Default Swaps on Credit Indices - Buy Protection (1)

									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
iTraxx Europe Main 26 5-Year Index	(1.000)%	Quarterly	12/20/2021	EUR	600	$(8)	$(10)	$(18)	$0	$0
iTraxx Europe Main 28 5-Year Index	(1.000)	Quarterly	12/20/2022		3,900	(103)	(2)	(105)	0	(3)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022		2,500	(15)	(60)	(75)	0	(1)

						$(126)	$(72)	$(198)	$0	$(4)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (5)	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	Quarterly	06/20/2021	$1,188	$62	$32	$94	$1	$0
CDX.HY-28 5-Year Index	5.000	Quarterly	06/20/2022	800	55	8	63	1	0
CDX.IG-25 5-Year Index	1.000	Quarterly	12/20/2020	2,500	9	45	54	1	0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	2,200	39	8	47	1	0

					$165	$93	$258	$4	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay (6)	3-Month CAD-Bank Bill	1.450%	Semi-Annual	12/13/2019	CAD	26,000	$(229)	$24	$(205)	$27	$0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/15/2018		$9,400	18	(31)	(13)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/16/2018		20,300	(244)	115	(129)	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2019		5,400	55	(31)	24	2	0
Receive (6)	3-Month USD-LIBOR	2.000	Semi-Annual	12/20/2019		20,800	(162)	87	(75)	13	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/21/2020		36,600	836	(386)	450	36	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/16/2020		24,800	698	(469)	229	0	(28)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		32,600	(706)	1,233	527	59	0
Receive	3-Month USD-LIBOR	2.330	Semi-Annual	08/19/2025		2,800	(150)	122	(28)	5	0
Receive	3-Month USD-LIBOR	2.150	Semi-Annual	12/03/2025		2,100	0	0	0	4	0
Receive	3-Month USD-LIBOR	2.300	Semi-Annual	12/03/2025		300	(4)	0	(4)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		28,400	(656)	1,802	1,146	54	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		15,700	1,363	(341)	1,022	28	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/15/2046		1,750	(98)	112	14	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/21/2046		550	59	(24)	35	0	(1)
Pay	6-Month EUR-EURIBOR	0.430	Annual	12/11/2019	EUR	1,000	(9)	(11)	(20)	0	0
Pay (6)	6-Month EUR-EURIBOR	0.500	Annual	03/21/2023		14,800	196	(81)	115	0	0
Pay (6)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028		3,250	(20)	27	7	1	0
Receive (6)	6-Month EUR-EURIBOR	1.500	Annual	03/21/2048		3,000	60	60	120	1	0
Receive	6-Month GBP-LIBOR	2.050	Semi-Annual	09/23/2019	GBP	600	(23)	3	(20)	0	0
Receive	6-Month GBP-LIBOR	1.650	Semi-Annual	01/22/2020		2,100	(30)	(28)	(58)	0	(1)
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022		700	(24)	(16)	(40)	0	(1)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	770,000	(93)	50	(43)	9	0

							$837	$2,217	$3,054	$243	$(34)

Total Swap Agreements							$1,104	$2,344	$3,448	$250	$(39)

(j)	Securities with an aggregate market value of $5,535 and cash of $1,009 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.

(k)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2017	BRL	7,978		$2,549	$30	$0
	10/2017	$	2,518	BRL	7,978	1	0
	10/2017		8,413	EUR	7,177	69	0
	11/2017	EUR	7,177		$8,427	0	(69)
	11/2017	$	2,539	BRL	7,978	0	(31)
	11/2017		1,580	TRY	5,753	14	0
	12/2017		1,328	CNH	9,447	88	0
	07/2018	BRL	1,400		$413	0	(14)
BPS	12/2017	SGD	3,307		2,429	0	(10)
CBK	11/2017	JPY	110,000		998	19	0
	11/2017	$	971	COP	2,941,304	26	0
	04/2018	BRL	1,000		$302	0	(7)
	07/2018		1,000		297	0	(8)
DUB	10/2017		7,978		2,518	0	(1)
	10/2017	$	2,515	BRL	7,978	4	0
	01/2021		87		380	14	0
FBF	12/2017	TWD	70,939		$2,377	35	0
GLM	10/2017	CAD	2,094		1,680	2	(1)
	10/2017	GBP	355		471	0	(4)
	10/2017	JPY	9,200		84	2	0
	10/2017	$	861	RUB	50,450	11	0
	11/2017	JPY	9,200		$82	0	0
	12/2017	MXN	3,042		168	3	0
	12/2017	$	237	TWD	7,179	0	0
	07/2018	BRL	1,000		$298	0	(8)
HUS	10/2017	$	727	RUB	42,474	7	0
	12/2017	CNH	9,447		$1,296	0	(121)
	01/2021	BRL	380		59	0	(42)
JPM	10/2017	AUD	2,003		1,587	16	0
	10/2017	EUR	7,177		8,632	149	0
	10/2017	NZD	1,101		787	0	(8)
	10/2017	$	7,197	GBP	5,375	6	0
	11/2017	GBP	5,375		$7,204	0	(5)
	11/2017	JPY	110,000		998	19	0
	07/2018	BRL	2,300		677	0	(25)
MSB	11/2017	JPY	80,000		726	14	0
	12/2017	$	264	KRW	302,666	1	0
	07/2018	BRL	1,900		$558	0	(21)
NGF	01/2018	$	332	ARS	6,109	3	0
SOG	10/2017	GBP	6,240		$8,104	0	(258)
	12/2017	KRW	2,690,008		2,378	27	0
TOR	11/2017	$	9	ARS	162	0	0
UAG	10/2017		1,646	GBP	1,220	0	(11)

Total Forward Foreign Currency Contracts						$560	$(644)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600%	02/15/2018	GBP	6,750	$48	$14
CBK	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$2,300	117	56
GLM	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.600	02/15/2018	GBP	6,750	47	14
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.550	02/21/2018		3,200	22	8
	Put - OTC 5-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	1.470	03/01/2018		3,300	22	12
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.970	09/24/2018		$4,600	238	112
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.650	11/15/2018		31,600	179	53
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	12/12/2018		5,400	260	138

								$933	$407

Total Purchased Options								$933	$407

Written Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Premiums (Received)	Market Value
GLM	Call - OTC EUR versus USD		$1.220	11/01/2017	EUR	1,200	$(9)	$(2)
	Call - OTC USD versus MXN	MXN	18.300	10/05/2017		$1,900	(12)	(7)

							$(21)	$(9)

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
CBK	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600%	09/24/2018	$11,600	$(121)	$(59)
FBF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	02/15/2018	17,500	(101)	(1)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.980	02/21/2018	4,200	(23)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.600	09/24/2018	23,000	(245)	(116)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.000	03/01/2018	4,300	(25)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	12/12/2018	27,100	(287)	(149)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.000	11/15/2018	6,800	(179)	(70)

							$(981)	$(397)

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Premiums (Received)	Market Value
GSC	Put - OTC Fannie Mae, TBA 3.500% due 10/01/2047	$103.102	10/05/2017	$3,500	$(14)	$(6)
	Call - OTC Fannie Mae, TBA 3.500% due 10/01/2047	103.602	10/05/2017	7,000	(13)	(1)

					$(27)	$(7)

Total Written Options					$(1,029)	$(413)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	0.809%	$100	$6	$(7)	$0	$(1)
BPS	UBS AG	(1.000)	Quarterly	06/20/2024	0.809	200	13	(16)	0	(3)

							$19	$(23)	$0	$(4)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

										Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	06/20/2022	1.088%		$100	$(2)	$2	$0	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.401		2,100	(38)	60	22	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		100	(3)	4	1	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654		350	29	7	36	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		500	(16)	19	3	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.432		300	0	3	3	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		200	(3)	1	0	(2)
	Shire Acquisitions Investments Ireland DAC +	1.000	Quarterly	12/20/2021	1.079	EUR	400	(15)	10	0	(5)
DUB	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.360		$200	(4)	6	2	0
	Italy Government International Bond	1.000	Quarterly	06/20/2019	0.401		700	(13)	20	7	0
	Italy Government International Bond	1.000	Quarterly	09/20/2019	0.432		2,600	6	24	30	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316		200	0	2	2	0
FBF	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316		100	0	1	1	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	06/20/2022	2.654		350	29	7	36	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.811		400	(13)	16	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2022	1.221		100	(1)	0	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	03/20/2018	0.455		1,500	4	0	4	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2022	1.088		100	(2)	2	0	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.360		300	(6)	9	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2018	0.316		1,000	1	8	9	0
JPM	Qatar Government International Bond	1.000	Quarterly	06/20/2019	0.512		1,000	21	(12)	9	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.711		100	1	1	2	0
	Italy Government International Bond	1.000	Quarterly	03/20/2019	0.360		200	(4)	6	2	0

								$(29)	$196	$175	$(8)

Credit Default Swaps on Credit Indices - Sell Protection (2)

								Swap Agreements, at Value (5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,901	$(388)	$239	$0	$(149)
	CDX.HY-23 5-Year Index 25-35%	5.000	Quarterly	12/20/2019	300	40	(7)	33	0
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,390	(284)	175	0	(109)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	1,389	(287)	178	0	(109)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,600	(55)	39	0	(16)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,100	(39)	28	0	(11)

						$(1,013)	$652	$33	$(394)

Total Swap Agreements						$(1,023)	$825	$208	$(406)

(l)	Securities with an aggregate market value of $932 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,592	$293	$1,885
Corporate Bonds & Notes
Banking & Finance	0	36,798	0	36,798
Industrials	0	13,961	0	13,961
Utilities	0	3,014	0	3,014
Municipal Bonds & Notes
Illinois	0	223	0	223
Texas	0	209	0	209
West Virginia	0	161	0	161
U.S. Government Agencies	0	16,848	0	16,848
U.S. Treasury Obligations	0	158,618	0	158,618
Non-Agency Mortgage-Backed Securities	0	18,497	0	18,497
Asset-Backed Securities	0	79,150	0	79,150
Sovereign Issues	0	9,265	0	9,265
Short-Term Instruments
Certificates of Deposit	0	3,404	0	3,404
Repurchase Agreements	0	373	0	373
Argentina Treasury Bills	0	400	0	400
Japan Treasury Bills	0	2,666	0	2,666
	$0	$345,179	$293	$345,472

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,072	$0	$0	$6,072

Total Investments	$6,072	$345,179	$293	$351,544

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(945)	$0	$(945)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	82	250	0	332
Over the counter	0	1,175	0	1,175
	$82	$1,425	$0	$1,507

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(40)	0	(73)
Over the counter	0	(1,458)	(5)	(1,463)

	$(33)	$(1,498)	$(5)	$(1,536)

Total Financial Derivative Instruments	$49	$(73)	$(5)	$(29)

Totals	$6,121	$344,161	$288	$350,570

There were no significant transfers among Levels 1, 2, or 3 during the period ended September 30, 2017.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I and II, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio and PIMCO Global Multi-Asset Managed Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of September 30, 2017 of each Commodity Subsidiary to its respective Commodity Portfolio (amounts in thousands).

Portfolio Name	Subsidiary	Date of Incorporation	Subscription Agreement	Consolidated Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	$378,022	$73,434	19.4%
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	01/14/2019	756,261	40,878	5.4%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s Net Asset Value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets less any liabilities attributable to that Portfolio or class by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in each Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2017, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios files U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative investments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on the reasoning in such rulings, a Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. In addition, the IRS also recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its Prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset Portfolio	$841,456	$69,003	$(17,136)	$51,867
PIMCO All Asset All Authority Portfolio	17,346	1,143	(685)	458
PIMCO Balanced Allocation Portfolio	111,592	1,715	(615)	1,100
PIMCO CommodityRealReturn® Strategy Portfolio	603,267	8,228	(12,958)	(4,730)
PIMCO Emerging Markets Bond Portfolio	292,958	18,041	(13,351)	4,690
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	538,532	31,593	(16,456)	15,137
PIMCO Foreign Bond Portfolio (Unhedged)	37,130	2,252	(1,670)	582
PIMCO Global Bond Portfolio (Unhedged)	287,453	16,814	(9,163)	7,651
PIMCO Global Core Bond (Hedged) Portfolio	127,565	6,258	(6,013)	245
PIMCO Global Diversified Allocation Portfolio	891,730	59,407	(7,474)	51,933
PIMCO Global Multi-Asset Managed Allocation Portfolio	845,768	37,784	(21,742)	16,042
PIMCO High Yield Portfolio	1,093,238	48,875	(8,265)	40,610
PIMCO Income Portfolio	257,190	15,215	(3,284)	11,931
PIMCO Long-Term U.S. Government Portfolio	344,230	9,875	(13,808)	(3,933)
PIMCO Low Duration Portfolio	2,601,344	61,736	(51,397)	10,339
PIMCO Real Return Portfolio	3,220,684	54,306	(60,110)	(5,804)
PIMCO Short-Term Portfolio	320,493	3,637	(1,424)	2,213
PIMCO Total Return Portfolio	11,377,561	345,300	(228,538)	116,762
PIMCO Unconstrained Bond Portfolio	341,347	17,802	(5,336)	12,466

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in the PIMCO Short-Term Floating NAV Portfolio III and PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in the Underlying PIMCO Funds or Central Funds for the period ended September 30, 2017 (amounts in thousands†):

All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$30,066	$20,937	$(4,608)	$(144)	$(2,482)	$43,769	$3,594	$0
PIMCO CommodityRealReturn Strategy Fund®	5,076	5,612	(974)	(149)	(536)	9,029	514	0
PIMCO Diversified Income Fund	4,670	100	(4,948)	286	(108)	0	103	0
PIMCO Emerging Local Bond Fund	58,244	5,172	(10,113)	(2,243)	6,502	57,562	2,620	0
PIMCO Emerging Markets Currency Fund	108,863	11,900	(9,677)	(855)	9,716	119,947	2,483	0
PIMCO Extended Duration Fund	12,665	13,701	(813)	(65)	1,336	26,824	456	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	837	0	(880)	(196)	239	0	0	0
PIMCO Government Money Market Fund	4,100	165,930	(167,030)	0	0	3,000	14	0
PIMCO High Yield Fund	20,648	715	(16,621)	1,271	(935)	5,078	473	0
PIMCO High Yield Spectrum Fund	38,849	1,281	(27,206)	(1,311)	2,266	13,879	1,123	0
PIMCO Income Fund	63,565	9,717	(17,596)	616	1,143	57,445	2,299	0
PIMCO Investment Grade Corporate Bond Fund	24,003	5,270	(7,070)	(77)	1,185	23,311	753	0
PIMCO Long Duration Total Return Fund	9,950	1,429	(797)	(71)	783	11,294	316	0
PIMCO Long-Term Credit Fund	1,438	31	(1,529)	249	(189)	0	32	0
PIMCO Long-Term U.S. Government Fund	22,752	19,533	(6,179)	(465)	1,894	37,535	712	0
PIMCO Low Duration Fund	20,675	70,229	(60,377)	(2)	146	30,671	332	0
PIMCO Mortgage Opportunities Fund	6,239	275	(559)	5	154	6,114	149	0
PIMCO RAE Fundamental Advantage PLUS Fund	8,789	8,575	(427)	(15)	(222)	16,700	99	0
PIMCO RAE Fundamental Emerging Markets Fund	38,797	7,531	(9,010)	1,465	6,091	44,874	0	0
PIMCO RAE Fundamental PLUS EMG Fund	28,452	11,044	(4,053)	289	4,463	40,195	1,719	0
PIMCO RAE Fundamental PLUS International Fund	21,246	6,727	(1,930)	(42)	4,910	30,911	912	0
PIMCO RAE Low Volatility PLUS EMG Fund	89,590	3,134	(41,090)	(774)	14,296	65,156	2,705	0
PIMCO RAE Low Volatility PLUS Fund	2,242	12	(179)	25	176	2,276	12	0
PIMCO RAE Low Volatility PLUS International Fund	45,308	2,839	(37,665)	2,028	2,779	15,289	586	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	9,553	422	(9,476)	(175)	(324)	0	423	0
PIMCO RAE Worldwide Long/Short PLUS Fund	47,342	841	(23,410)	307	1,050	26,130	841	0
PIMCO Real Return Asset Fund	5,179	77	(1,634)	45	54	3,721	72	0
PIMCO Real Return Fund	27,563	5,379	(3,000)	(37)	283	30,188	502	0
PIMCO RealEstateRealReturn Strategy Fund	10,958	24,331	(548)	(24)	315	35,032	199	0
PIMCO Senior Floating Rate Fund	19,866	16,467	(864)	(4)	(30)	35,435	813	0
PIMCO Short-Term Floating NAV Portfolio III	101	1	(30)	0	0	72	1	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	24,157	1,379	(1,260)	71	1,956	26,303	1,380	0
PIMCO StocksPLUS® International Fund (Unhedged)	1,370	4,697	(194)	4	725	6,602	107	0
PIMCO Total Return Fund	19,777	39,941	(10,543)	(179)	973	49,969	651	0
PIMCO TRENDS Managed Futures Strategy Fund	2,185	138	0	0	(30)	2,293	6	0
Totals	$835,115	$465,367	$(482,290)	$(167)	$58,579	$876,604	$27,001	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

All Asset All Authority Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommoditiesPLUS® Strategy Fund	$459	$418	$(121)	$(9)	$(34)	$713	$59	$0
PIMCO CommodityRealReturn Strategy Fund®	67	151	(87)	(7)	(2)	122	7	0
PIMCO Credit Absolute Return Fund	21	123	(145)	1	0	0	0	0
PIMCO Diversified Income Fund	112	45	(162)	6	(1)	0	3	0
PIMCO Emerging Local Bond Fund	738	270	(182)	(21)	87	892	38	0
PIMCO Emerging Markets Currency Fund	1,237	486	(243)	(10)	117	1,587	31	0
PIMCO Extended Duration Fund	146	242	(95)	(5)	20	308	6	0
PIMCO Government Money Market Fund	0	803	(765)	0	0	38	0	0
PIMCO High Yield Fund	311	90	(329)	17	(12)	77	8	0
PIMCO High Yield Spectrum Fund	639	123	(502)	11	6	277	21	0
PIMCO Income Fund	873	403	(326)	(8)	34	976	35	0
PIMCO Investment Grade Corporate Bond Fund	301	154	(213)	(4)	15	253	8	0
PIMCO Long Duration Total Return Fund	110	47	(25)	(2)	10	140	4	0
PIMCO Long-Term Credit Fund	3	27	(30)	0	0	0	0	0
PIMCO Long-Term U.S. Government Fund	283	475	(347)	(5)	27	433	10	0
PIMCO Low Duration Fund	398	1,284	(1,158)	1	2	527	6	0
PIMCO Mortgage Opportunities Fund	87	26	(10)	0	3	106	2	0
PIMCO RAE Fundamental Advantage PLUS Fund	162	83	(44)	(2)	(2)	197	1	0
PIMCO RAE Fundamental Emerging Markets Fund	497	195	(82)	13	92	715	0	0
PIMCO RAE Fundamental International Fund	0	95	0	0	7	102	0	0
PIMCO RAE Fundamental PLUS EMG Fund	514	207	(42)	4	86	769	34	0
PIMCO RAE Fundamental PLUS International Fund	338	313	(27)	1	99	724	20	0
PIMCO RAE Low Volatility PLUS EMG Fund	1,082	167	(484)	(5)	180	940	38	0
PIMCO RAE Low Volatility PLUS Fund	207	35	(101)	7	8	156	1	0
PIMCO RAE Low Volatility PLUS International Fund	650	106	(427)	26	64	419	13	0
PIMCO RAE Worldwide Fundamental Advantage PLUS Fund	106	5	(105)	5	(11)	0	5	0
PIMCO RAE Worldwide Long/Short PLUS Fund	607	34	(312)	8	10	347	10	0
PIMCO Real Return Asset Fund	47	102	(93)	0	1	57	1	0
PIMCO Real Return Fund	242	104	(40)	0	2	308	5	0
PIMCO RealEstateRealReturn Strategy Fund	257	605	(134)	(3)	11	736	4	0
PIMCO Senior Floating Rate Fund	425	252	(47)	0	0	630	16	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	360	106	(15)	0	34	485	25	0
PIMCO StocksPLUS® International Fund (Unhedged)	67	151	0	0	27	245	4	0
PIMCO StocksPLUS® Short Fund	2,130	1,566	(275)	(28)	(264)	3,129	43	0
PIMCO Total Return Fund	321	744	(426)	(8)	20	651	9	0
PIMCO TRENDS Managed Futures Strategy Fund	34	39	0	0	(1)	72	0	0
Totals	$13,831	$10,076	$(7,394)	$(17)	$635	$17,131	$467	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

Global Balanced Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Income Fund	$3,742	$157	$0	$0	$120	$4,019	$158	$0
PIMCO Short-Term Floating NAV Portfolio III	26,490	218,674	(219,700)	1	2	25,467	274	0
Totals	$30,232	$218,831	$(219,700)	$1	$122	$29,486	$432	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Markets Bond Fund	$22,670	$4,298	$(28)	$(1)	$1,355	$28,294	$994	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	22,577	5,174	0	0	424	28,175	217	0
PIMCO Global Advantage® Strategy Bond Fund	30,147	5,771	(15)	(1)	1,676	37,578	462	0
PIMCO Income Fund	37,789	7,996	0	0	1,291	47,076	1,728	0
PIMCO Investment Grade Corporate Bond Fund	37,790	7,541	0	0	1,680	47,011	1,175	0
PIMCO RAE Fundamental International Fund	37,672	3,353	(1,886)	89	7,900	47,128	0	0
PIMCO RAE Fundamental PLUS EMG Fund	37,672	8,221	(5,264)	449	6,212	47,290	2,215	0
PIMCO RAE Fundamental PLUS Small Fund	37,394	10,227	(3,322)	(299)	2,911	46,911	1,273	0
PIMCO Real Return Fund	37,754	8,735	0	0	291	46,780	720	0
PIMCO Short-Term Fund	112,917	27,247	0	0	777	140,941	1,573	0
PIMCO Short-Term Floating NAV Portfolio III	65,408	221,957	(208,200)	(3)	1	79,163	656	0
PIMCO StocksPLUS® Fund	37,435	4,664	(368)	7	5,307	47,045	441	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	37,740	6,745	(754)	1	3,309	47,041	2,370	0
PIMCO StocksPLUS® International Fund (Unhedged)	75,571	6,743	(3,285)	(94)	15,214	94,149	1,852	0
PIMCO Total Return Fund IV	113,146	23,894	0	0	3,641	140,681	1,666	0
Totals	$743,682	$352,566	$(223,122)	$148	$51,989	$925,263	$17,342	$632

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

Global Multi-Asset Managed Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Capital Securities and Financials Fund	$6,335	$13,200	$(10,684)	$296	$358	$9,505	$753	$0
PIMCO Diversified Income Active Exchange-Traded Fund	6,714	20,148	(27,001)	(1)	140	0	41	0
PIMCO EqS® Long/Short Fund	0	15,269	0	0	241	15,510	0	0
PIMCO Global Advantage® Inflation-Linked Bond Active Exchange-Traded Fund	9,377	126	(9,985)	(894)	1,376	0	0	0
PIMCO Income Fund	57,437	2,423	0	0	1,836	61,696	2,422	0
PIMCO Mortgage Opportunities Fund	21,142	518	0	0	549	22,209	518	0
PIMCO RAE Fundamental PLUS Fund	19,167	607	0	0	1,484	21,258	607	0
PIMCO Short-Term Floating NAV Portfolio III	171,173	364,447	(519,700)	15	16	15,951	649	0
PIMCO TRENDS Managed Futures Strategy Fund	8,956	102	(8,954)	(549)	445	0	0	0
Totals	$300,301	$416,840	$(576,324)	$(1,133)	$6,445	$146,129	$4,990	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

The Portfolio may invest in the PIMCO Short-Term Floating NAV Portfolio III and the PIMCO Short-Term Floating NAV Portfolio IV (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The table below shows the Portfolio’s transactions in and earnings from investments in an affiliated Fund for the period ended September 30, 2017 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO CommodityRealReturn® Strategy Portfolio	$6,226	$239,037	$(244,751)	$2	$0	$514	$37	$0
PIMCO Emerging Markets Bond Portfolio	7,820	83,864	(87,001)	1	0	4,684	64	0
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)	3,588	136,059	(139,301)	(2)	0	344	59	0
PIMCO Foreign Bond Portfolio (Unhedged)	118	15,104	(15,210)	0	0	12	4	0
PIMCO Global Bond Portfolio (Unhedged)	7,644	76,316	(83,950)	0	0	10	17	0
PIMCO Global Core Bond (Hedged) Portfolio	165	30,010	(30,160)	(1)	0	14	9	0
PIMCO High Yield Portfolio	100,814	399,993	(362,200)	(11)	4	138,600	1,293	0
PIMCO Income Portfolio	14,956	111,737	(119,301)	(1)	1	7,392	37	0
PIMCO Long-Term U.S. Government Portfolio	12,551	436,249	(448,710)	14	1	105	49	0
PIMCO Low Duration Portfolio	322,117	1,575,028	(1,635,500)	12	2	261,659	2,328	0
PIMCO Real Return Portfolio	419,285	3,774,279	(4,068,800)	127	(3)	124,888	778	0
PIMCO Short-Term Portfolio	571	93,609	(93,070)	(1)	0	1,109	9	0
PIMCO Total Return Portfolio	364,854	3,321,456	(2,823,400)	57	(78)	862,889	2,394	0
PIMCO Unconstrained Bond Portfolio	17,103	93,473	(104,500)	(6)	2	6,072	173	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

Investment in PIMCO Short-Term Floating NAV Portfolio IV

Fund Name	Market Value 12/31/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2017	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Low Duration Portfolio	$0	$149,744	$0	$0	$191	$149,935	$744	$0
PIMCO Total Return Portfolio	0	144,224	0	0	159	144,383	524	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions paid is determined at the end of the fiscal year of the affiliated fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	NAB	National Australia Bank Ltd.
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GRE	RBS Securities, Inc.	NOM	Nomura Securities International Inc.
BOM	Bank of Montreal	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BOS	Banc of America Securities LLC	GST	Goldman Sachs International	RDR	RBC Capital Markets
BPG	BNP Paribas Securities Corp.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase Bank N.A.	SGY	Societe Generale, New York
CBK	Citibank N.A.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	TOR	Toronto Dominion Bank
FAR	Wells Fargo Bank National Association	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona
CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CVICXMB	Citi Congestion Ex PM Index	MQCP563E	Macquarie MQCP563E Custom Commodity Index
ABX.HE	Asset-Backed Securities Index - Home Equity	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MXUDI	Mexican Unidades De Inversion Index
API2YCL	Steam Coal CIF ARA 2018 Forward Index	EAFE	Europe, Australasia, and Far East Stock Index	NAPGASFO	Naphtha Fuel Oil Spread
ARPP7DRR	Argentina Central Bank 7 Day Repo Reference Rate	EUR003M	3 Month EUR Swap Rate	NDUEEGF	iShares MSCI Emerging Markets ETF
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	OREXIO	Iron Ore Spread
BBSW1M	1 Month Bank Bill Swap Rate	EUR5050	European 50/50 Refining Margin	PLATGOLD	Platinum-Gold Spread
BCOMF1T	Bloomberg Commodity Index 1-Month Forward Total Return	EURIBOR	Euro Interbank Offered Rate	RPI	Retail Price Index
BCOMTR	Bloomberg Commodity Index Total Return	EURMARGIN	European Refined Margin	S&P 500	Standard & Poor’s 500 Index
BP0003M	3 Month GBP-LIBOR	EURSIMP	Weighted Basket of Refined Products	SLVRLND	London Silver Market Fixing Ltd.
BPSW5	5 Year GBP Swap Rate	EUSA5	5 Year EUR Annual Swap Rate	SPGCIAP	S&P GSCI Aluminum ER
BRENT	Brent Crude	FRCPXTOB	France Consumer Price ex-Tobacco Index	SPGCICP	S&P Goldman Sachs Commodity Copper Excess Return Index
CAW	California Carbon Allowance Vintage Future	GOLDLNPM	London Gold Market Fixing Ltd. PM	SPGCINP	S&P GSCI Industrial Metals ER
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SPSIBKT	S&P Banks Select Industry TR Index
CDX.HY	Credit Derivatives Index - High Yield	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	HSFOEW	High Sulfur Fuel Oil-East West Fuel Oil Spread Swap	ULSD	Ultra-Low Sulfur Diesel
CLCAL	WTI Crude cash-settled calendar swap	JMABCTNE	J.P. Morgan JMABCTNE Commodity Index	US0001M	1 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	JMABDEW2	JP Morgan JMABDEW2 Custom Commodity Index	US0003M	3 Month USD Swap Rate
CMDSKEWLS	Cboe SKEW Index is an index derived from the price of S&P 500 tail risk	JMABFNJ	J.P. Morgan FNJ Index	US0006M	6 Month USD Swap Rate
COF 11	Cost of Funds - 11th District of San Francisco	JMABNIC	JPMorgan Nic Custom Index	US0012M	12 Month USD Swap Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABNIC4	JP Morgan JMABNIC4 Custom Commodity Index	USISDA05	5 Year USD ICE Swap Rate - 11AM
CPI	Consumer Price Index	LIBOR01M	1 Month USD-LIBOR	USSW5	5 Year USSW Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	USSW6	6 Year USSW Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR12M	12 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	FDIC	Federal Deposit Insurance Corp.	RBOB	Reformulated Blendstock for Oxygenate Blending
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	REIT	Real Estate Investment Trust
ATM	At-the-money	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	U&I	Up and In Barrier Option
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
D&I	Down and In Barrier Option	oz.	Ounce	WTI	West Texas Intermediate
DAC	Designated Activity Company	PIK	Payment-in-Kind	YOY	Year-Over-Year

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017